This is filed pursuant to Rule 497(c).
File Nos. 33-66630 and 811-7916.

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(LOGO)


                                               THE ALLIANCEBERNSTEIN VALUE FUNDS
                                                    ALLIANCEBERNSTEIN VALUE FUND
                                      ALLIANCEBERNSTEIN SMALL/MID CAP VALUE FUND
                                      ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND
                                             ALLIANCEBERNSTEIN GLOBAL VALUE FUND
                                        ALLIANCEBERNSTEIN GROWTH AND INCOME FUND
                                       ALLIANCEBERNSTEIN CORE OPPORTUNITIES FUND
                                               ALLIANCEBERNSTEIN BALANCED SHARES
                                           ALLIANCEBERNSTEIN UTILITY INCOME FUND
                            ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND

c/o AllianceBernstein Investor Services, Inc.
P.O. Box 786003, San Antonio, Texas  78278-6003
Toll Free (800) 221-5672
For Literature: Toll Free (800) 227-4618

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                      STATEMENT OF ADDITIONAL INFORMATION
                                 March 1, 2010

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      This Statement of Additional Information ("SAI") is not a prospectus but supplements and should be read in conjunction with the current prospectus dated March 1, 2010 that offers Class A, Class B, Class C and Advisor Class shares for AllianceBernstein(R) Value Fund ("Value Fund"), AllianceBernstein Small/Mid Cap Value Fund ("Small/Mid Cap Value"), AllianceBernstein International Value Fund ("International Value") and AllianceBernstein Global Value Fund ("Global Value") of the AllianceBernstein Trust, the AllianceBernstein Growth and Income Fund ("Growth and Income"), the AllianceBernstein Core Opportunities Fund ("Core Opportunities"), the AllianceBernstein Balanced Shares ("Balanced Shares"), the AllianceBernstein Utility Income Fund ("Utility Income"), and the AllianceBernstein Global Real Estate Investment Fund ("Global Real Estate") and the current prospectus dated March 1, 2010 that offers Class A, Class R, Class
K and Class I shares of the Value Fund, Small/Mid Cap Value, International Value, Global Value, Growth and Income, Core Opportunities, Balanced Shares, Utility Income, and Global Real Estate (each a "Prospectus" and together, the "Prospectuses"). Each of the funds listed above is hereinafter referred to as the Fund, and collectively the Funds. Financial statements for Growth and Income for the year ended October 31, 2009 and financial statements for Value Fund, Small/Mid Cap Value, International Value, Global Value, Core Opportunities, Balanced Shares, Utility Income and Global Real Estate for the year ended November 30, 2009, are included in the respective annual report to shareholders and are incorporated into the SAI by reference. Copies of the Prospectuses and each Fund's annual report may be obtained by contacting AllianceBernstein Investor Services, Inc. ("ABIS") at the address or the "For Literature" telephone number shown above.


                               TABLE OF CONTENTS

                                                                            Page

Information About the Funds and Their Investments............................
Management of the Funds......................................................
Expenses of the Funds........................................................
Purchase of Shares...........................................................
Redemption and Repurchase of Shares..........................................
Shareholder Services.........................................................
Net Asset Value..............................................................
Dividends, Distributions and Taxes...........................................
Portfolio Transactions.......................................................
General Information..........................................................
Financial Statements and Report of Independent
  Registered Public Accounting Firm..........................................
Appendix A:  Statement of Policies and Procedures
  For Proxy Voting...........................................................A-1

--------------------

AllianceBernstein(R) and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

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               INFORMATION ABOUT THE FUNDS AND THEIR INVESTMENTS

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Introduction to the Funds
-------------------------

      AllianceBernstein Growth and Income Fund, AllianceBernstein Core Opportunities Fund, AllianceBernstein Balanced Shares, AllianceBernstein Utility Income Fund, and AllianceBernstein Global Real Estate Investment Fund are open-end investment companies registered under the Investment Company Act of 1940, as amended (the "1940 Act").

      AllianceBernstein Trust (the "Trust") is an open-end investment company whose shares are offered in separate series referred to as "Funds." Each Fund is a separate pool of assets constituting, in effect, a separate open-end management investment company with its own investment objective and policies. A shareholder in a Fund will be entitled to his or her pro-rata share of all dividends and distributions arising from that Fund's assets and, upon redeeming shares of that Fund, the shareholder will receive the then current net asset value ("NAV") of the applicable class of shares of that Fund. The Trust currently has four portfolios: AllianceBernstein Value Fund, AllianceBernstein Small/Mid Cap Value Fund, AllianceBernstein International Value Fund and AllianceBernstein Global Value Fund, which are described in this SAI.

      Except as noted, the Funds' investment objective and policies described below are not "fundamental policies" within the meaning of the 1940 Act, and may, therefore, be changed by the Board of Directors or Board of Trustees of each Fund (each a "Board" and together, the "Boards") without shareholder approval. However, no Fund will change its investment objective without at least 60 days' prior written notice to shareholders. There is no guarantee that a Fund will achieve its investment objective. Whenever any investment policy or restriction states a percentage of a Fund's assets which may be invested in any security or other asset, it is intended that such percentage limitation be determined immediately after and as a result of a Fund's acquisition of such securities or other assets. Accordingly, any later increases or decreases in percentage beyond the specified limitation resulting from a change in values or net assets will not be considered a violation of this percentage limitation.

      The term "net assets," as used in this SAI, means net assets plus any borrowings.

Additional Investment Policies and Practices
--------------------------------------------
      The following information about the Funds' investment policies and practices supplements the information set forth in the Prospectuses.

Convertible Securities
----------------------

      Convertible securities include bonds, debentures, corporate notes and preferred stocks that are convertible at a stated exchange rate into common stock. Prior to their conversion, convertible securities have the same general characteristics as non-convertible debt securities, which provide a stable stream of income with generally higher yields than those of equity securities of the same or similar issuers. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.

      When the market price of the common stock underlying a convertible security increases, the price of the convertible security increasingly reflects the value of the underlying common stock and may rise accordingly. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock. Convertible securities rank senior to common stocks on an issuer's capital structure. They are consequently of higher quality and entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security. Utility Income may invest up to 30% of its net assets in the convertible securities of companies whose common stocks are eligible for purchase by Utility Income.

Derivatives
-----------

      A Fund may, but is not required to, use derivatives for risk management purposes as part of its investment practices. Derivatives are financial contracts whose value depend on, or are derived from, the value of an underlying asset, reference rate or index. These assets, rates, and indices may include bonds, stocks, mortgages, commodities, interest rates, currency exchange rates, bond indices and stock indices.

      There are four principal types of derivatives, including options, futures, forwards and swaps, which are described below. Derivatives may be (i) standardized, exchange-traded contracts or (ii) customized, privately-negotiated contracts. Exchange-traded derivatives tend to be more liquid and subject to less credit risk than those that are privately negotiated. The Funds may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of a portfolio and either to replace more traditional direct investments or to obtain exposure to otherwise inaccessible markets.

      Forward Contracts. A forward contract is a customized, privately negotiated agreement for one party to buy, and the other party to sell, a specific quantity of an underlying commodity or other tangible asset for an agreed-upon price at a future date. A forward contract generally is settled by physical delivery of the commodity or other tangible asset underlying the forward contract to an agreed upon location at a future date (rather than settled by cash) or will be rolled forward into a new forward contract. Non-deliverable forwards ("NDFs") specify a cash payment upon maturity. NDFs are normally used when the market for physical settlement of the currency is underdeveloped, heavily regulated or highly taxed.

      Futures Contracts and Options on Futures Contracts. A futures contract is an agreement that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on an underlying asset, rate or index) at a specific price on the contract maturity date. Options on futures contracts are options that call for the delivery of futures contracts upon exercise. Futures contracts are standardized, exchange-traded instruments and are fungible (i.e., considered to be perfect substitutes for each other). This fungibility allows futures contracts to be readily offset or cancelled through the acquisition of equal but opposite positions, which is the primary method in which futures contracts are liquidated. A cash-settled futures contract does not require physical delivery of the underlying asset but instead is settled for cash equal to the difference between the values of the contract on the date it is entered into and its maturity date.

      Options. An option, which may be standardized and exchange-traded, or customized and privately negotiated, is an agreement that, for a premium payment or fee, gives the option holder (the buyer) the right but not the obligation to buy (a "call") or sell (a "put") the underlying asset (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the exercise price) during a period of time or on a specified date. Likewise, when an option is exercised the writer of the option is obligated to sell (in the case of a call option) or to purchase (in the case of a put option) the underlying asset (or settle for cash an amount based on an underlying asset, rate or index). Investments in options are considered speculative. A Fund may lose the premium paid for them if the price of the underlying security or other asset decreased or remained the same (in the case of a call option) or increased or remained the same (in the case of a put option). If a put or call option purchased by a Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund.

      Swaps. A swap is a customized, privately negotiated agreement that obligates two parties to exchange a series of cash flows at specified intervals (payment dates) based upon or calculated by reference to changes in specified prices or rates (interest rates in the case of interest rate swaps, currency exchange rates in the case of currency swaps) for a specified amount of an underlying asset (the "notional" principal amount). Swaps are entered into on a net basis (i.e., the two payment streams are netted out, with a fund receiving or paying, as the case may be, only the net amount of the two payments. Except for currency swaps, the notional principal amount is used solely to calculate the payment streams but is not exchanged. With respect to currency swaps, actual principal amounts of currencies may be exchanged by the counterparties at the initiation, and again upon the termination, of the transaction. The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become well established and relatively liquid.

      Risks of Derivatives. Investment techniques employing such derivatives involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. Following is a general discussion of important risk factors and issues concerning the use of derivatives that investors should understand in considering the proposed amendment of a Fund's investment policies.

      -- MARKET RISK. This is the general risk attendant to all investments that the value of a particular investment will change in a way detrimental to a Fund's interest.

      -- MANAGEMENT RISK. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. In particular, the use and complexity of derivatives require the maintenance of adequate controls to monitor the transactions entered into, the ability to assess the risk that a derivative adds to the Fund's investment portfolio, and the ability to forecast price, interest rate or currency exchange rate movements correctly.

      -- CREDIT RISK. This is the risk that a loss may be sustained by a Fund as a result of the failure of another party to a derivative (usually referred to as a "counterparty") to comply with the terms of the derivative contract. The credit risk for exchange-traded derivatives is generally less than for privately negotiated derivatives, since the clearinghouse, which is the issuer or counterparty to each exchange-traded derivative, provides a guarantee of performance. This guarantee is supported by a daily payment system (i.e., margin requirements) operated by the clearinghouse in order to reduce overall credit risk. For privately negotiated derivatives, there is no similar clearing agency guarantee. Therefore, a Fund considers the creditworthiness of each counterparty to a privately negotiated derivative in evaluating potential credit risk.

      -- LIQUIDITY RISK. Liquidity risk exists when a particular instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price.

      -- LEVERAGE RISK. Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

      -- RISK OF POTENTIAL GOVERNMENTAL REGULATION OF DERIVATIVES. It is possible that government regulation of various types of derivative instruments, including futures and swap agreements, may limit or prevent a Fund from using such instruments as a part of its investment strategy. The U.S. Congress has held hearings and various legislation has been introduced related to the futures markets and swap market participants. In addition, the U.S. Commodity Futures Trading Commission ("CFTC") and the Securities and Exchange Commission (the "SEC" or the "Commission") are considering various regulatory initiatives. It is possible that this legislative and regulatory activity could potentially limit or completely restrict the ability of a Fund to use certain derivative instruments. Limits or restrictions applicable to counterparties with whom a Fund engages in derivative transactions could also prevent a Fund from engaging in these transactions.

      -- OTHER RISKS. Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indices. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Derivatives do not always perfectly or even highly correlate or track the value of the assets, rates or indices they are designed to closely track. Consequently, the Fund's use of derivatives may not always be an effective means of, and sometimes could be counterproductive to, furthering the Fund's investment objective.

      Use of Options, Futures, Forwards and Swaps by a Fund.

      ------------------------------------------------------
      --Foward Currency Exchange Contracts. A forward currency exchange contract is an obligation by one party to buy, and the other party to sell, a specific amount of a currency for an agreed upon price at a future date. Forward currency exchange contracts are customized, privately negotiated agreements designed to satisfy the objectives of each party. A forward currency exchange contract usually results in the delivery of the underlying asset upon maturity of the contract in return for the agreed upon payment. NDFs specify a cash payment upon maturity. NDFs are normally used when the market for physical settlement of the currency is underdeveloped, heavily regulated or highly taxed.

      A Fund may, for example, enter into forward currency exchange contracts to attempt to minimize the risk to the Fund from adverse changes in the relationship between the U.S. Dollar and other currencies. A Fund may purchase or sell forward currency exchange contracts for hedging purposes similar to those described below in connection with its transactions in foreign currency futures contracts. A Fund may also purchase or sell forward currency exchange contracts for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under "Currency Transactions".

      If a hedging transaction in forward currency exchange contracts is successful, the decline in the value of portfolio securities or the increase in the cost of securities to be acquired may be offset, at least in part, by profits on the forward currency exchange contract. Nevertheless, by entering into such forward currency exchange contracts, a Fund may be required to forego all or a portion of the benefits which otherwise could have been obtained from favorable movements in exchange rates.

      A Fund may also use forward currency exchange contracts to seek to increase total return when AllianceBernstein L.P., the Funds' Adviser (the "Adviser"), anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. For example, a Fund may enter into a foreign currency exchange contract to purchase a currency if the Adviser expects the currency to increase in value. The Fund would recognize a gain if the market value of the currency is more than the contract value of the currency at the time of settlement of the contract. Similarly, a Fund may enter into a foreign currency exchange contract to sell a currency if the Adviser expects the currency to decrease in value. The Fund would recognize a gain if the market value of the currency is less than the contract value of the currency at the time of settlement of the contract.

      The cost of engaging in forward currency exchange contracts varies with such factors as the currencies involved, the length of the contract period and the market conditions then prevailing. Since transactions in foreign currencies are usually conducted on a principal basis, no fees or commissions are involved. A Fund will segregate and mark to market liquid assets in an amount at least equal to the Fund's obligations under any forward currency exchange contracts.

      --Options on Securities. A Fund may write and purchase call and put options on securities. In purchasing an option on securities, a Fund would be in a position to realize a gain if, during the option period, the price of the underlying securities increased (in the case of a call) or decreased (in the case of a put) by an amount in excess of the premium paid; otherwise the Fund would experience a loss not greater than the premium paid for the option. Thus, a Fund would realize a loss if the price of the underlying security declined or remained the same (in the case of a call) or increased or remained the same (in the case of a put) or otherwise did not increase (in the case of a put) or decrease (in the case of a call) by more than the amount of the premium. If a put or call option purchased by a Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund.

      A Fund may write a put or call option in return for a premium, which is retained by a Fund whether or not the option is exercised. A Fund may write covered options or uncovered options. A call option written by a Fund is "covered" if the Fund owns the underlying security, has an absolute and immediate right to acquire that security upon conversion or exchange of another security it holds, or holds a call option on the underlying security with an exercise price equal to or less than the call option it has written. A put option written by a Fund is covered if the Fund holds a put option on the underlying securities with an exercise price equal to or greater than the put option it has written. Uncovered options or "naked options" are riskier than covered options. For example, if a Fund wrote a naked call option and the price of the underlying security increased, the Fund would have to purchase the underlying security for delivery to the call buyer and sustain a loss equal to the difference between the option price and the market price of the security.

      A Fund also may, as an example, write combinations of put and call options on the same security, known as "straddles," with the same exercise and expiration date. By writing a straddle, the Fund undertakes a simultaneous obligation to sell and purchase the same security in the event that one of the options is exercised. If the price of the security subsequently rises above the exercise price, the call will likely be exercised and the Fund will be required to sell the underlying security at or below market price. This loss may be offset, however, in whole or part, by the premiums received on the writing of the two options. Conversely, if the price of the security declines by a sufficient amount, the put will likely be exercised. The writing of straddles will likely be effective, therefore, only where the price of the security remains stable and neither the call nor the put is exercised. In those instances where one of the options is exercised, the loss on the purchase or sale of the underlying security may exceed the amount of the premiums received.

      By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price above its then current market value, resulting in a capital loss unless the security subsequently appreciates in value. Where options are written for hedging purposes, such transactions constitute only a partial hedge against declines in the value of portfolio securities or against increases in the value of securities to be acquired, up to the amount of the premium. A Fund may purchase put options to hedge against a decline in the value of portfolio securities. If such decline occurs, the put options will permit the Fund to sell the securities at the exercise price or to close out the options at a profit. By using put options in this way, the Fund will reduce any profit it might otherwise have realized on the underlying security by the amount of the premium paid for the put option and by transaction costs.

      A Fund may also purchase call options to hedge against an increase in the price of securities that the Fund anticipates purchasing in the future. If such increase occurs, the call option will permit the Fund to purchase the securities at the exercise price, or to close out the options at a profit. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund and the Fund will suffer a loss on the transaction to the extent of the premium paid.

      A Fund may purchase or write options on securities of the types in which it is permitted to invest in privately negotiated (i.e., over-the-counter) transactions. A Fund will effect such transactions only with investment dealers and other financial institutions (such as commercial banks or savings and loan institutions) deemed creditworthy by the Adviser, and the Adviser has adopted procedures for monitoring the creditworthiness of such entities.

      --Options on Securities Indices. An option on a securities index is similar to an option on a security except that, rather than taking or making delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the chosen index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option.

      A Fund may write (sell) call and put options and purchase call and put options on securities indices.

      If a Fund purchases put options on securities indices to hedge its investments against a decline in the value of portfolio securities, it will seek to offset a decline in the value of securities it owns through appreciation of the put option. If the value of the Fund's investments does not decline as anticipated, or if the value of the option does not increase, the Fund's loss will be limited to the premium paid for the option. The success of this strategy will largely depend on the accuracy of the correlation between the changes in value of the index and the changes in value of the Fund's security holdings.

      The purchase of call options on securities indices may be used by a Fund to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment, at a time when the Fund holds uninvested cash or short-term debt securities awaiting investment. When purchasing call options for this purpose, the Fund will also bear the risk of losing all or a portion of the premium paid if the value of the index does not rise. The purchase of call options on stock indices when a Fund is substantially fully invested is a form of leverage, up to the amount of the premium and related transaction costs, and involves risks of loss and of increased volatility similar to those involved in purchasing call options on securities the Fund owns.

      --Options on Foreign Currencies. A Fund may purchase and write options on foreign currencies for hedging purposes. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell such currency for a fixed amount in dollars and could thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

      Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Fund may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

      A Fund may write options on foreign currencies for hedging purposes or to increase return. For example, where a Fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities could be offset by the amount of the premium received.

      Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, a Fund could write a put option on the relevant currency, which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund will be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.

      In addition to using options for the hedging purposes described above, a Fund may also invest in options on foreign currencies for non-hedging purposes as a means of making direct investments in foreign currencies. A Fund may use options on currency to seek to increase total return when the Adviser anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. For example, the Fund may purchase call options in anticipation of an increase in the market value of a currency. A Fund would ordinarily realize a gain if, during the option period, the value of such currency exceeded the sum of the exercise price, the premium paid and transaction costs. Otherwise, the Fund would realize no gain or a loss on the purchase of the call option. Put options may be purchased by a Fund for the purpose of benefiting from a decline in the value of a currency that the Fund does not own. A Fund would normally realize a gain if, during the option period, the value of the underlying currency decreased below the exercise price sufficiently to more than cover the premium and transaction costs. Otherwise, the Fund would realize no gain or loss on the purchase of the put option. For additional information on the use of options on foreign currencies for non-hedging purposes, see "Currency Transactions" below.

      Special Risks Associated with Options on Currency. An exchange traded options position may be closed out only on an options exchange that provides a secondary market for an option of the same series. Although a Fund will generally purchase or sell options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time. For some options, no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur transaction costs on the sale of the underlying currency.

      --Futures Contracts and Options on Futures Contracts. Futures contracts that a Fund may buy and sell may include futures contracts on fixed-income or other securities, and contracts based on interest rates, foreign currencies or financial indices, including any index of U.S. Government securities. A Fund may, for example, purchase or sell futures contracts and options thereon to hedge against changes in interest rates, securities (through index futures or options) or currencies.

      Interest rate futures contracts are purchased or sold for hedging purposes to attempt to protect against the effects of interest rate changes on a Fund's current or intended investments in fixed-income securities. For example, if a Fund owned long-term bonds and interest rates were expected to increase, that Fund might sell interest rate futures contracts. Such a sale would have much the same effect as selling some of the long-term bonds in that Fund's portfolio. However, since the futures market is more liquid than the cash market, the use of interest rate futures contracts as a hedging technique allows a Fund to hedge its interest rate risk without having to sell its portfolio securities. If interest rates were to increase, the value of the debt securities in the portfolio would decline, but the value of that Fund's interest rate futures contracts would be expected to increase at approximately the same rate, thereby keeping the NAV of that Fund from declining as much as it otherwise would have. On the other hand, if interest rates were expected to decline, interest rate futures contracts could be purchased to hedge in anticipation of subsequent purchases of long-term bonds at higher prices. Because the fluctuations in the value of the interest rate futures contracts should be similar to those of long-term bonds, a Fund could protect itself against the effects of the anticipated rise in the value of long-term bonds without actually buying them until the necessary cash becomes available or the market has stabilized. At that time, the interest rate futures contracts could be liquidated and that Fund's cash reserves could then be used to buy long-term bonds on the cash market.

      A Fund may purchase and sell foreign currency futures contracts for hedging purposes in order to protect against fluctuations in currency exchange rates. Such fluctuations could reduce the dollar value of portfolio securities denominated in foreign currencies, or increase the cost of foreign-denominated securities to be acquired, even if the value of such securities in the currencies in which they are denominated remains constant. A Fund may sell futures contracts on a foreign currency, for example, when it holds securities denominated in such currency and it anticipates a decline in the value of such currency relative to the dollar. If such a decline were to occur, the resulting adverse effect on the value of foreign-denominated securities may be offset, in whole or in part, by gains on the futures contracts. However, if the value of the foreign currency increases relative to the dollar, a Fund's loss on the foreign currency futures contract may or may not be offset by an increase in the value of the securities because a decline in the price of the security stated in terms of the foreign currency may be greater than the increase in value as a result of the change in exchange rates.

      Conversely, a Fund could protect against a rise in the dollar cost of foreign-denominated securities to be acquired by purchasing futures contracts on the relevant currency, which could offset, in whole or in part, the increased cost of such securities resulting from a rise in the dollar value of the underlying currencies. When a Fund purchases futures contracts under such circumstances, however, and the price in dollars of securities to be acquired instead declines as a result of appreciation of the dollar, the Fund will sustain losses on its futures position which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired.

      A Fund may also engage in currency "cross hedging" when, in the opinion of the Adviser, the historical relationship among foreign currencies suggests that a Fund may achieve protection against fluctuations in currency exchange rates similar to that described above at a reduced cost through the use of a futures contract relating to a currency other than the U.S. Dollar or the currency in which the foreign security is denominated. Such "cross hedging" is subject to the same risks as those described above with respect to an unanticipated increase or decline in the value of the subject currency relative to the U.S. Dollar.

      A Fund may also use foreign currency futures contracts and options on such contracts for non-hedging purposes. Similar to options on currencies described above, a Fund may use foreign currency futures contracts and options on such contracts to seek to increase total return when the Adviser anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. The risks associated with foreign currency futures contracts and options on futures are similar to those associated with options on foreign currencies, as described above. For additional information on the use of options on foreign currencies for non-hedging purposes, see "Currency Transactions" below.

      Purchases or sales of stock or bond index futures contracts may be used for hedging purposes to attempt to protect a Fund's current or intended investments from broad fluctuations in stock or bond prices. For example, a Fund may sell stock or bond index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Fund's portfolio securities that might otherwise result. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position. When a Fund is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock or bond index futures contracts in order to gain rapid market exposure that may, in whole or in part, offset increases in the cost of securities that the Portfolio intends to purchase. As such purchases are made, the corresponding positions in stock or bond index futures contracts will be closed out.

      Each Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and therefore is not subject to registration or regulation as a pool operator under that Act.

      Options on futures contracts are options that call for the delivery of futures contracts upon exercise. Options on futures contracts written or purchased by a Fund will be traded on U.S. exchanges.

      The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the securities in a Fund's portfolio. If the futures price at expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the securities or other instruments required to be delivered under the terms of the futures contract. If the futures price at expiration of the put option is higher than the exercise price, a Fund will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities which the Fund intends to purchase. If a put or call option a Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its options on futures positions, a Fund's losses from exercised options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

      A Fund may purchase options on futures contracts for hedging purposes instead of purchasing or selling the underlying futures contracts. For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected market-wide decline or changes in interest or exchange rates, a Fund could, in lieu of selling futures contracts, purchase put options thereon. In the event that such decrease were to occur, it may be offset, in whole or part, by a profit on the option. If the anticipated market decline were not to occur, the Fund will suffer a loss equal to the price of the put. Where it is projected that the value of securities to be acquired by a Fund will increase prior to acquisition due to a market advance or changes in interest or exchange rates, a Fund could purchase call options on futures contracts, rather than purchasing the underlying futures contracts. If the market advances, the increased cost of securities to be purchased may be offset by a profit on the call. However, if the market declines, the Fund will suffer a loss equal to the price of the call, but the securities that the Fund intends to purchase may be less expensive.

      --Credit Default Swap Agreements. The "buyer" in a credit default swap contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event means bankruptcy, failure to pay, obligation acceleration or modified restructuring. A Fund may be either the buyer or seller in the transaction. As a seller, the Fund receives a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, the Fund typically must pay the contingent payment to the buyer, which is typically the "par value" (full notional value) of the reference obligation. The contingent payment may be a cash settlement or by physical delivery of the reference obligation in return for payment of the face amount of the obligation. If the Fund is a buyer and no credit event occurs, the Fund will lose its periodic stream of payments over the term of the contract. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value.

      Credit default swaps may involve greater risks than if a Fund had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk and credit risk. As noted above, if a Fund is a buyer and no credit event occurs, it will lose its periodic stream of payments over the term of the contract. In addition, the value of the reference obligation received by the Fund as a seller if a credit event occurs, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund.

      The Fund will not enter into a credit default swap if the swap provides for settlement by physical delivery and such delivery would result in the Fund investing in securities rated below BBB- or Baa3 or not maintaining an average aggregate credit rating of at least A-.

      --Currency Swaps. A Fund may enter into currency swaps for hedging purposes to protect against adverse changes in exchange rates between the U.S. Dollar and other currencies or for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under "Currency Transactions." Currency swaps involve the exchange by the Fund with another party of a series of payments in specified currencies. Actual principal amounts of currencies may be exchanged by the counterparties at the initiation, and again upon termination of the transaction. Since currency swaps are individually negotiated, the Fund expects to achieve an acceptable degree of correlation between its portfolio investments and its currency swaps positions. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each currency swap will be accrued on a daily basis and an amount of liquid assets having an aggregate NAV at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian. The Fund will not enter into any currency swap unless the credit quality of the unsecured senior debt or the claims-paying ability of the other party thereto is rated in the highest rating category of at least one nationally recognized statistical rating organization at the time of entering into the transaction. If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreements related to the transactions.

      --Swaps: Interest Rate Transactions. A Fund may enter into interest rate swaps, swaptions and cap or floor transactions, which may include preserving a return or spread on a particular investment or portion of its portfolio or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Unless there is a counterparty default, the risk of loss to a Fund from interest rate transactions is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the counterparty to an interest rate transaction defaults, the Fund's risk of loss consists of the net amount of interest payments that the Fund is contractually obligated to receive.

      Interest rate swaps involve the exchange by a Fund with another party of payments calculated by reference to specified interest rates (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or "notional") amount.

      An option on a swap agreement, also called a "swaption," is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based "premium." A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

      Interest rate caps and floors are similar to options in that the purchase of an interest rate cap or floor entitles the purchaser, to the extent that a specified index exceeds (in the case of a cap) or falls below (in the case of a floor) a predetermined interest rate, to receive payments of interest on a notional amount from the party selling the interest rate cap or floor.

      Caps and floors are less liquid than swaps. These transactions do not involve the delivery of securities or other underlying assets or principal. A Fund will enter into interest rate swap, swaptions, cap or floor transactions only with counterparties who have credit ratings of at least A- (or the equivalent) from any one NRSRO or counterparties with guarantors with debt securities having such a rating.

      --Eurodollar Instruments. Eurodollar instruments are essentially U.S. Dollar-denominated futures contracts or options thereon that are linked to the London Interbank Offered Rate and are subject to the same limitations and risks as other futures contracts and options.

      --Currency Transactions. A Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or un-hedged basis. The Adviser may actively manage the Fund's currency exposures and may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps and options. The Adviser may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Funds may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling securities).

      --Synthetic Foreign Equity Securities. A Fund may invest in different types of derivatives generally referred to as synthetic foreign equity securities. These securities may include international warrants or local access products. International warrants are financial instruments issued by banks or other financial institutions, which may or may not be traded on a foreign exchange. International warrants are a form of derivative security that may give holders the right to buy or sell an underlying security or a basket of securities representing an index from or to the issuer of the warrant for a particular price or may entitle holders to receive a cash payment relating to the value of the underlying security or index, in each case upon exercise by the Fund. Local access products are similar to options in that they are exercisable by the holder for an underlying security or a cash payment based upon the value of that security, but are generally exercisable over a longer term than typical options. These types of instruments may be American style, which means that they can be exercised at any time on or before the expiration date of the international warrant, or European style, which means that they may be exercised only on the expiration date.

      Other types of synthetic foreign equity securities in which a Fund may invest include covered warrants and low exercise price warrants. Covered warrants entitle the holder to purchase from the issuer, typically a financial institution, upon exercise, common stock of an international company or receive a cash payment (generally in U.S. Dollars). The issuer of the covered warrant usually owns the underlying security or has a mechanism, such as owning equity warrants on the underlying securities, through which they can obtain the securities. The cash payment is calculated according to a predetermined formula, which is generally based on the difference between the value of the underlying security on the date of exercise and the strike price. Low exercise price warrants are warrants with an exercise price that is very low relative to the market price of the underlying instrument at the time of issue (e.g., one cent or less). The buyer of a low exercise price warrant effectively pays the full value of the underlying common stock at the outset. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the price of the common stock relating to exercise or the settlement date is determined, during which time the price of the underlying security could change significantly. In addition, the exercise or settlement date of the warrants may be affected by certain market disruption events, such as difficulties relating to the exchange of a local currency into U.S. Dollars, the imposition of capital controls by a local jurisdiction or changes in the laws relating to foreign investments. These events could lead to a change in the exercise date or settlement currency of the warrants, or postponement of the settlement date. In some cases, if the market disruption events continue for a certain period of time, the warrants may become worthless resulting in a total loss of the purchase price of the warrants.

      The Fund will acquire synthetic foreign equity securities issued by entities deemed to be creditworthy by the Adviser, which will monitor the creditworthiness of the issuers on an ongoing basis. Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or cash in lieu thereof. These instruments may also be subject to liquidity risk because there may be a limited secondary market for trading the warrants. They are also subject, like other investments in foreign securities, to foreign risk and currency risk.

      International warrants also include equity warrants, index warrants, and interest rate warrants. Equity warrants are generally issued in conjunction with an issue of bonds or shares, although they also may be issued as part of a rights issue or scrip issue. When issued with bonds or shares, they usually trade separately from the bonds or shares after issuance. Most warrants trade in the same currency as the underlying stock (domestic warrants), but also may be traded in different currency (euro-warrants). Equity warrants are traded on a number of foreign exchanges and in over-the-counter markets. Index warrants and interest rate warrants are rights created by an issuer, typically a financial institution, entitling the holder to purchase, in the case of a call, or sell, in the case of a put, respectively, an equity index or a specific bond issue or interest rate index at a certain level over a fixed period of time. Index warrants transactions settle in cash, while interest rate warrants can typically be exercised in the underlying instrument or settle in cash.

      A Fund also may invest in long-term options of, or relating to, international issuers. Long-term options operate much like covered warrants. Like covered warrants, long term-options are call options created by an issuer, typically a financial institution, entitling the holder to purchase from the issuer outstanding securities of another issuer. Long-term options have an initial period of one year or more, but generally have terms between three and five years. Unlike U.S. options, long-term European options do not settle through a clearing corporation that guarantees the performance of the counterparty. Instead, they are traded on an exchange and subject to the exchange's trading regulations.

Forward Commitments and When-Issued and Delayed Delivery Securities

--------------------------------------------------------------------------------

      Forward commitments for the purchase or sale of securities may include purchases on a "when-issued" basis or purchases or sales on a "delayed delivery" basis. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring (i.e., a "when, as and if issued" trade). When forward commitment transactions are negotiated, the price is fixed at the time the commitment is made, the Fund assumes the rights and risks of ownership of the security, but the Fund does not pay for the securities until they are received. If a Fund is fully or almost fully invested when forward commitment purchases are outstanding, such purchases may result in a form of leverage. Leveraging the portfolio in this manner may increase the Fund's volatility of returns. The Fund will segregate permissible liquid assets in an amount equal to or greater than, on a daily basis, the amount of the Fund's purchase commitments.

      The use of forward commitments enables a Fund to protect against anticipated changes in exchange rates, interest rates and/or prices. For instance, a Fund may enter into a forward contract when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. Dollar price of the security ("transaction hedge"). In addition, when a Fund believes that a foreign currency may suffer a substantial decline against the U.S. Dollar, it may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of that Fund's securities denominated in such foreign currency, or when the Fund believes that the U.S. Dollar may suffer a substantial decline against a foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount ("position hedge"). If the Adviser were to forecast incorrectly the direction of exchange rate movements, a Fund might be required to complete such when-issued or forward transactions at prices inferior to the then current market values. When-issued securities and forward commitments may be sold prior to the settlement date. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss. Any significant commitment of Fund assets to the purchase of securities on a "when, as and if issued" basis may increase the volatility of the Fund's NAV.

      At the time a Fund intends to enter into a forward commitment, it will record the transaction and thereafter reflect the value of the security purchased or, if a sale, the proceeds to be received, in determining its NAV. Any unrealized appreciation or depreciation reflected in such valuation of a "when, as and if issued" security would be canceled in the event that the required conditions did not occur and the trade was canceled.

      Purchases of securities on a forward commitment or when-issued basis may involve more risk than other types of purchases. For example, by committing to purchase securities in the future, a Fund subjects itself to a risk of loss on such commitments as well as on its portfolio securities. Also, a Fund may have to sell assets which have been set aside in order to meet redemptions. In addition, if a Fund determines it is advisable as a matter of investment strategy to sell the forward commitment or "when-issued" or "delayed delivery" securities before delivery, that Fund may incur a gain or loss because of market fluctuations since the time the commitment to purchase such securities was made. Any such gain or loss would be treated as a capital gain or loss for tax purposes. When the time comes to pay for the securities to be purchased under a forward commitment or on a "when-issued" or "delayed delivery" basis, a Fund will meet its obligations from the then available cash flow or the sale of securities, or, although it would not normally expect to do so, from the sale of the forward commitment or "when-issued" or "delayed delivery" securities themselves (which may have a value greater or less than a Fund's payment obligation). In addition, no interest or dividends accrue to the purchaser prior to the settlement date for securities purchased or sold under a forward commitment. In addition, in the event the other party to the transaction files for bankruptcy, becomes insolvent, or defaults on its obligation, a Fund may be adversely affected.

Illiquid Securities
-------------------

      A Fund will not invest in illiquid securities if immediately after such investment more than 15% or such other amount permitted by guidance regarding the 1940 Act of the Fund's net assets would be invested in such securities. For this purpose, illiquid securities include, among others, (a) direct placements or other securities which are subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., trading in the security is suspended or, in the case of unlisted securities, market makers do not exist or will not entertain bids or offers), (b) options purchased by a Fund over-the-counter and the cover for options written by the Fund over-the-counter, and (c) repurchase agreements not terminable within seven days. Securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid for purposes of this limitation.

      Mutual funds do not typically hold a significant amount of restricted securities (securities that are subject to restrictions on resale to the general public) or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund may also have to take certain steps or wait a certain amount of time in order to remove the transfer restrictions for such restricted securities in order to dispose of them, resulting in additional expense and delay.

      Rule 144A under the Securities Act of 1933, as amended (the "Securities Act") allows a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. An insufficient number of qualified institutional buyers interested in purchasing certain restricted securities held by a Fund, however, could affect adversely the marketability of such portfolio securities and the Fund might be unable to dispose of such securities promptly or at reasonable prices.

      The Adviser, acting under the supervision of the Board, will monitor the liquidity of restricted securities in a Fund that are eligible for resale pursuant to Rule 144A. In reaching liquidity decisions, the Adviser will consider, among others, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers issuing quotations to purchase or sell the security; (3) the number of other potential purchasers of the security; (4) the number of dealers undertaking to make a market in the security; (5) the nature of the security (including its unregistered nature) and the nature of the marketplace for the security (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer); and (6) any applicable Securities and Exchange Commission ("Commission") interpretation or position with respect to such type of securities.

Investments in Other Investment Companies
-----------------------------------------
      A Fund may invest in securities of other investment companies to the extent permitted by the 1940 Act or the rules and regulations thereunder (as such statute, rules or regulations may be amended from time to time) or by guidance regarding, interpretations of, or exemption orders under, the 1940 Act or the rules or regulations thereunder published by appropriate regulatory authorities. The Funds intend to invest uninvested cash balances in an affiliated money market fund as permitted by Rule 12d1-1 under the 1940 Act. If a Fund acquires shares in investment companies, shareholders would bear, indirectly, the expenses of such investment companies (which may include management and advisory fees), which are in addition to that Fund's expenses. A Fund may also invest in exchange-traded funds, subject to the restrictions and limitations of the 1940 Act.

Lending of Portfolio Securities
-------------------------------

      A Fund may seek to increase income by lending portfolio securities. A principal risk in lending portfolio securities, as with other extensions of credit, consists of the possible loss of rights in the collateral should the borrower fail financially. In addition, a Fund may be exposed to the risk that the sale of any collateral realized upon the borrower's default will not yield proceeds sufficient to replace the loaned securities. In determining whether to lend securities to a particular borrower, the Adviser will consider all relevant facts and circumstances, including the creditworthiness of the borrower. The loans would be made only to firms deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration that can be earned currently from securities loans of this type justifies the attendant risk. A Fund may lend portfolio securities to the extent permitted under the 1940 Act or the rules and regulations thereunder (as such statute, rules or regulations may be amended from time to time) or by guidance regarding, interpretations of, or exemptive orders under, the 1940 Act.

      Under present regulatory policies, including those of the Board of Governors of the Federal Reserve System and the Commission, such loans may be made only to member firms of the New York Stock Exchange (the "Exchange") and will be required to be secured continuously by collateral in cash, cash equivalents, or U.S. Treasury Bills maintained on a current basis at an amount at least equal to the market value of the securities loaned. A Fund will have the right to call a loan and obtain the securities loaned at any time on five days' notice.

      While securities are on loan, the borrower will pay a Fund any income from the securities. A Fund may invest any cash collateral in portfolio securities and earn additional income or receive an agreed-upon amount of income from a borrower who has delivered equivalent collateral. Any such investment of cash collateral will be subject to the Fund's investment risks.

      A Fund will not, however, have the right to vote any securities having voting rights during the existence of the loan. A Fund will have the right to regain record ownership of loaned securities or equivalent securities in order to exercise ownership rights such as voting rights, subscription rights and rights to dividends, interest, or distributions.

      The Funds may pay reasonable finders', administrative, and custodial fees in connection with a loan.

Loan Participations and Assignments
-----------------------------------
      A Fund may invest in fixed or floating rate corporate loans ("Loans" and each, a "Loan") either by participating as co-lender at the time the loan is originated ("Participations") or by buying an interest in the loan in the secondary market from a financial institution or institutional investor ("Assignments"). The financial status of an institution interposed between a Fund and a borrower may affect the ability of the Fund to receive principal and interest payments.

      The success of a Fund may depend on the skill with which an agent bank administers the terms of the corporate loan agreements, monitors borrower compliance with covenants, collects principal, interest and fee payments from borrowers and, where necessary, enforces creditor remedies against borrowers. Agent banks typically have broad discretion in enforcing loan agreements.

      A Fund's investment in Participations typically will result in the Fund having a contractual relationship only with the financial institution arranging the Loan with the borrower (the "Lender") and not with the borrower directly. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and a Fund may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund may be subject to the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, a Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. Certain Participations may be structured in a manner designed to avoid purchasers of Participations being subject to the credit risk of the Lender with respect to the Participation; but even under such a structure, in the event of the Lender's insolvency, the Lender's servicing of the Participation may be delayed and the assignability of the Participation impaired. A Fund will acquire Participations only if the Lender interpositioned between a Fund and the borrower is a Lender having total assets of more than $25 billion and whose senior unsecured debt is rated investment grade (i.e., Baa3 or higher by Moody's Investors Service ("Moody's) or BBB- or higher by Standard & Poor's Index Services "S&P") or higher.

      When a Fund purchases Assignments from Lenders it will acquire direct rights against the borrower on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by a Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning Lender. The assignability of certain obligations is restricted by the governing documentation as to the nature of the assignee such that the only way in which a Fund may acquire an interest in a Loan is through a Participation and not an Assignment. A Fund may have difficulty disposing of Assignments and Participations because to do so it will have to assign such securities to a third party. Because there is no liquid market for such securities, a Fund anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and a Fund's ability to dispose of particular Assignments or Participations when necessary to meet a Fund's liquidity needs in response to a specific economic event such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for a Fund to assign a value to these securities for purposes of valuing the Fund's portfolio and calculating its asset value.

Mortgage-Related Securities and Other Asset-Backed Securities
-------------------------------------------------------------
      The mortgage-related securities in which a Fund may invest typically are securities representing interests in pools of mortgage loans made by lenders such as savings and loan associations, mortgage bankers and commercial banks and are assembled for sale to investors (such as a Fund) by governmental, government-related or private organizations. Specifically, these securities may include pass-through mortgage-related securities, collateralized mortgage obligations ("CMOs"), CMO residuals, adjustable-rate mortgage securities ("ARMS"), stripped mortgage-backed securities ("SMBSs"), commercial mortgage-backed securities, "to be announced" ("TBA") mortgage-backed securities, mortgage dollar rolls, collateralized obligations and other securities that directly or indirectly represent a participation in or are secured by and payable from mortgage loans on real property and other assets.

      Pass-Through Mortgage-Related Securities. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment consisting of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs that may be incurred. Some mortgage-related securities, such as securities issued by GNMA, are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, regardless of whether or not the mortgagor actually makes the payment.

      The average life of pass-through pools varies with the maturities of the underlying mortgage instruments. In addition, a pool's term may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. As prepayment rates of individual pools vary widely, it is not possible to accurately predict the average life of a particular pool. For pools of fixed-rate 30-year mortgages, common industry practice is to assume that prepayments will result in a 12-year average life. Pools of mortgages with other maturities or different characteristics will have varying average life assumptions. The assumed average life of pools of mortgages having terms of less than 30 years, is less than 12 years, but typically not less than 5 years.

      Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-related securities. Conversely, in periods of rising interest rates the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. Historically, actual average life has been consistent with the 12-year assumption referred to above. Actual prepayment experience may cause the yield to differ from the assumed average life yield. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yield of a Fund. The compounding effect from reinvestment of monthly payments received by a Fund will increase the yield to shareholders compared with bonds that pay interest semi-annually.

      The principal governmental (i.e., backed by the full faith and credit of the United States Government) guarantor of mortgage-related securities is GNMA. GNMA is a wholly-owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages.

      Government-related (i.e., not backed by the full faith and credit of the United States Government) guarantors include FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation and oversight by the Office of Federal Housing Enterprise Oversight ("OFHEO"). FNMA purchases residential mortgages from a list of approved seller/servicers which include state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government. FHLMC is a corporate instrumentality of the United States Government whose stock is owned by private stockholders. Participation certificates issued by FHLMC, which represent interests in mortgages from FHLMC's national portfolio, are guaranteed by FHLMC as to the timely payment of interest and ultimate collection of principal but are not backed by the full faith and credit of the United States Government.

      Commercial banks, savings and loan associations, private mortgage insurance companies, mortgage bankers and other secondary market issuers create pass-through pools of conventional residential mortgage loans. Securities representing interests in pools created by non-governmental private issuers generally offer a higher rate of interest than securities representing interests in pools created by governmental issuers because there are no direct or indirect governmental guarantees of the underlying mortgage payments. However, private issuers sometimes obtain committed loan facilities, lines of credit, letters of credit, surety bonds or other forms of liquidity and credit enhancement to support the timely payment of interest and principal with respect to their securities if the borrowers on the underlying mortgages fail to make their mortgage payments. The ratings of such non-governmental securities are generally dependent upon the ratings of the providers of such liquidity and credit support and would be adversely affected if the rating of such an enhancer were downgraded.

      The structuring of the pass-through pool may also provide credit enhancement. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by a SPV in multiple classes or "tranches", with one or more classes being senior to other subordinated classes as to payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of "reserve funds" ( in which case cash or investments sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and "overcollateralization" (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment of the securities and pay any servicing or other fees). There can be no guarantee the credit enhancements, if any will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans.

      In addition, mortgage-related securities that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have a government or government-sponsored entity guaranteed. As a result, the mortgage loans underlying private mortgage-related securities may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored mortgage-related securities and have wider variances in a number of terms, including interest rate, term, size, purposes and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label mortgage-related pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements.

      Collateralized Mortgage Obligations. Another form of mortgage-related security is a "pay-through" security, which is a debt obligation of the issuer secured by a pool of mortgage loans pledged as collateral that is legally required to be paid by the issuer, regardless of whether payments are actually made on the underlying mortgages. CMOs are the predominant type of "pay-through" mortgage-related security. In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of a CMO, often referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may cause one or more tranches of the CMO to be retired substantially earlier than the stated maturities or final distribution dates of the collateral. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by GNMA, FNMA or FHLMC, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by GNMA, FNMA, FHLMC, any other governmental agency or any other person or entity.

      Adjustable-Rate Mortgage Securities. Another type of mortgage-related security, known as adjustable-rate mortgage securities ("ARMS"), bears interest at a rate determined by reference to a predetermined interest rate or index. ARMS may be secured by fixed-rate mortgages or adjustable-rate mortgages. ARMS secured by fixed-rate mortgages generally have lifetime caps on the coupon rates of the securities. To the extent that general interest rates increase faster than the interest rates on the ARMS, these ARMS will decline in value. The adjustable-rate mortgages that secure ARMS will frequently have caps that limit the maximum amount by which the interest rate or the monthly principal and interest payments on the mortgages may increase. These payment caps can result in negative amortization (i.e., an increase in the balance of the mortgage loan). Furthermore, since many adjustable-rate mortgages only reset on an annual basis, the values of ARMS tend to fluctuate to the extent that changes in prevailing interest rates are not immediately reflected in the interest rates payable on the underlying adjustable-rate mortgages.

      Stripped Mortgage-Related Securities. Stripped mortgage-related securities ("SMRS") are mortgage related securities that are usually structured with separate classes of securities collateralized by a pool of mortgages or a pool of mortgage backed bonds or pass-through securities, with each class receiving different proportions of the principal and interest payments from the underlying assets. A common type of SMRS has one class of interest-only securities ("IOs") receiving all of the interest payments from the underlying assets and one class of principal-only securities ("POs") receiving all of the principal payments from the underlying assets. IOs and POs are extremely sensitive to interest rate changes and are more volatile than mortgage-related securities that are not stripped. IOs tend to decrease in value as interest rates decrease and are extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal prepayments may have a material adverse effect on the yield to maturity of the IO class. POs generally increase in value as interest rates decrease. If prepayments of the underlying mortgages are greater than anticipated, the amount of interest earned on the overall pool will decrease due to the decreasing principal balance of the assets. Due to their structure and underlying cash flows, SMRS may be more volatile than mortgage-related securities that are not stripped. Changes in the values of IOs and POs can be substantial and occur quickly, such as occurred in the first half of 1994 when the value of many POs dropped precipitously due to increases in interest rates.

      A Fund will only invest in SMRS that are issued by the U.S. Government, its agencies or instrumentalities and supported by the full faith and credit of the United States. Although SMRS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the complexity of these instruments and the smaller number of investors in the sector can lend to illiquid markets in the sector.

      Commercial Mortgage-Backed Securities. Commercial mortgage-backed securities are securities that represent an interest in, or are secured by, mortgage loans secured by multifamily or commercial properties, such as industrial and warehouse properties, office buildings, retail space and shopping malls, and cooperative apartments, hotels and motels, nursing homes, hospitals and senior living centers. Commercial mortgage-backed securities have been issued in public and private transactions by a variety of public and private issuers using a variety of structures, some of which were developed in the residential mortgage context, including multi-class structures featuring senior and subordinated classes. Commercial mortgage-backed securities may pay fixed or floating-rates of interest. The commercial mortgage loans that underlie commercial mortgage-related securities have certain distinct risk characteristics. Commercial mortgage loans generally lack standardized terms, which may complicate their structure, tend to have shorter maturities than residential mortgage loans and may not be fully amortizing. Commercial properties themselves tend to be unique and are more difficult to value than single-family residential properties. In addition, commercial properties, particularly industrial and warehouse properties, are subject to environmental risks and the burdens and costs of compliance with environmental laws and regulations.

      "To Be Announced" Mortgaged-Backed Securities. TBA mortgage-backed securities are described in "Forward Commitments and When-Issued and Delayed Delivery Securities" above.

      Certain Risks. The value of mortgage-related securities is affected by a number of factors. Unlike traditional debt securities, which have fixed maturity dates, mortgage-related securities may be paid earlier than expected as a result of prepayments of underlying mortgages. Such prepayments generally occur during periods of falling mortgage interest rates. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in the early payment of the applicable mortgage-related securities. In that event, a Fund may be unable to invest the proceeds from the early payment of the mortgage-related securities in investments that provide as high a yield as the mortgage-related securities. Early payments associated with mortgage-related securities cause these securities to experience significantly greater price and yield volatility than is experienced by traditional fixed-income securities. The level of general interest rates, general economic conditions and other social and demographic factors affect the occurrence of mortgage prepayments. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-related securities. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective life of mortgage-related securities, subjecting them to greater risk of decline in market value in response to rising interest rates. If the life of a mortgage-related security is inaccurately predicted, the Portfolio may not be able to realize the rate of return it expected.

      As with other fixed-income securities, there is also the risk of nonpayment of mortgage-related securities, particularly for those securities that are backed by mortgage pools that contain subprime loans. Market factors adversely affecting mortgage loan repayments include a general economic downturn, high unemployment, a general slowdown in the real estate market, a drop in the market prices of real estate, or higher mortgage payments required to be made by holders of adjustable rate mortgages due to scheduled increases or increases due to higher interest rates.

      Subordinated mortgage-related securities may have additional risks. The subordinated mortgage-related security may serve as credit support for the senior securities purchased by other investors. In addition, the payments of principal and interest on these subordinated securities generally will be made only after payments are made to the holders of securities senior to the subordinated securities. Therefore, if there are defaults on the underlying mortgage loans, the holders of subordinated mortgage-related securities will be less likely to receive payments of principal and interest and will be more likely to suffer a loss.

      Commercial mortgage-related securities, like all fixed-income securities, generally decline in value as interest rates rise. Moreover, although generally the value of fixed-income securities increases during periods of falling interest rates, this inverse relationship is not as marked in the case of single-family residential mortgage-related securities, due to the increased likelihood of prepayments during periods of falling interest rates, and may not be as marked in the case of commercial mortgage-related securities. The process used to rate commercial mortgage-related securities may focus on, among other factors, the structure of the security, the quality and adequacy of collateral and insurance, and the creditworthiness of the originators, servicing companies and providers of credit support.

      Although the market for mortgage-related securities is becoming increasingly liquid, those issued by certain private organizations may not be readily marketable. There may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. In particular, the secondary markets for CMOs, IOs and POs may be more volatile and less liquid than those for other mortgage-related securities, thereby potentially limiting the Fund's ability to buy or sell those securities at any particular time. Without an active trading market, mortgage-related securities held in the Fund's portfolio may be particularly difficult to value because of the complexities involved in the value of the underlying mortgages. In addition, the rating agencies may have difficulties in rating commercial mortgage-related securities through different economic cycles and in monitoring such ratings on a longer-term basis.

      As with fixed-income securities generally, the value of mortgage-related securities can also be adversely affected by increases in general interest rates relative to the yield provided by such securities. Such an adverse effect is especially possible with fixed-rate mortgage securities. If the yield available on other investments rises above the yield of the fixed-rate mortgage securities as a result of general increases in interest rate levels, the value of the mortgage-related securities will decline.

      Other Asset-Backed Securities. A Fund may invest in other asset-backed securities. The securitization techniques used to develop mortgage-related securities are being applied to a broad range of financial assets. Through the use of trusts and special purpose corporations, various types of assets, including automobile loans and leases, credit card receivables, home equity loans, equipment leases and trade receivables, are being securitized in structures similar to the structures used in mortgage securitizations. For example, a Fund may invest in collateralized debt obligations ("CDOs"), which include collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs"), and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust, which is backed by a diversified pool of high-risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. These asset-backed securities are subject to risks associated with changes in interest rates, prepayment of underlying obligations and defaults similar to the risks of investment in mortgage-related securities discussed above.

      Each type of asset-backed security also entails unique risks depending on the type of assets involved and the legal structure used. For example, credit card receivables are generally unsecured obligations of the credit card holder and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There have also been proposals to cap the interest rate that a credit card issuer may charge. In some transactions, the value of the asset-backed security is dependent on the performance of a third party acting as credit enhancer or servicer. Furthermore, in some transactions (such as those involving the securitization of vehicle loans or leases) it may be administratively burdensome to perfect the interest of the security issuer in the underlying collateral and the underlying collateral may become damaged or stolen.

Preferred Stock
---------------

      A Fund may invest in preferred stock. Preferred stock is an equity security that has features of debt because it generally entitles the holder to periodic payments at a fixed rate of return. Preferred stock is subordinated to any debt the issuer has outstanding but has liquidation preference over common stock. Accordingly, preferred stock dividends are not paid until all debt obligations are first met. Preferred stock may be subject to more fluctuations in market value, due to changes in market participants' perceptions of the issuer's ability to continue to pay dividends, than debt of the same issuer.

Repurchase Agreements and Buy/Sell Back Transactions
----------------------------------------------------
      A repurchase agreement is an agreement by which a Fund purchases a security and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date, normally one day or a few days later. The purchase and repurchase obligations are transacted under one document. The resale price is greater than the purchase price, reflecting an agreed-upon "interest rate" that is effective for the period of time the buyer's money is invested in the security, and which is related to the current market rate of the purchased security rather than its coupon rate. During the term of the repurchase agreement, a Fund monitors on a daily basis the market value of the securities subject to the agreement and, if the market value of the securities falls below the resale amount provided under the repurchase agreement, the seller under the repurchase agreement is required to provide additional securities or cash equal to the amount by which the market value of the securities falls below the resale amount. Because a repurchase agreement permits a Fund to invest temporarily available cash on a fully-collateralized basis, repurchase agreements permit the Fund to earn a return on temporarily available cash while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. Repurchase agreements may exhibit the characteristics of loans by a Fund.

      The obligation of the seller under the repurchase agreement is not guaranteed, and there is a risk that the seller may fail to repurchase the underlying security, whether because of the seller's bankruptcy or otherwise. In such event, the Fund would attempt to exercise its rights with respect to the underlying security, including possible sale of the securities. A Fund may incur various expenses in connection with the exercise of its rights and may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying securities, (b) possible reduction in levels of income and (c) lack of access to the securities (if they are held through a third-party custodian) and possible inability to enforce the Fund's rights. The Fund's Board has established procedures, which are periodically reviewed by the Board, pursuant to which the Adviser monitors the creditworthiness of the dealers with which the Fund enters into repurchase agreement transactions.

      A Fund may enter into repurchase agreements pertaining to U.S. Government securities with member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in such securities. There is no percentage restriction on a Fund's ability to enter into repurchase agreements. Currently, each Fund intends to enter into repurchase agreements only with its custodian and such primary dealers.

      A Fund may enter into buy/sell back transactions, which are similar to repurchase agreements. In this type of transaction, a Fund enters a trade to buy securities at one price and simultaneously enters a trade to sell the same securities at another price on a specified date. Similar to a repurchase agreement, the repurchase price is higher than the sale price and reflects current interest rates. Unlike a repurchase agreement, however, the buy/sell back transaction, though done simultaneously, is two separate legal agreements. A buy/sell back transaction also differs from a repurchase agreement in that the seller is not required to provide margin payments if the value of the securities falls below the repurchase price because the transaction is two separate transactions. Each Fund has the risk of changes in the value of the purchased security during the term of the buy/sell back agreement although these agreements typically provide for the repricing of the original transaction at a new market price if the value of the security changes by a specific amount.

Rights and Warrants
-------------------

      A Fund may invest in rights and warrants, which entitle the holder to buy equity securities at a specific price for a specific period of time but will do so only if the equity securities themselves are deemed appropriate by the Adviser for inclusion in a Fund's portfolio. Rights and warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the securities which may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a right or warrant does not necessarily change with the value of the underlying securities and a right or warrant ceases to have value if it is not exercised prior to the expiration date.

Securities Acquired in Restructurings and Workouts
--------------------------------------------------
      A Fund's investments may include fixed-income securities (particularly lower-rated fixed-income securities) or loan participations that default or are in risk of default ("Distressed Securities"). A Fund's investments may also include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as "debtor-in-possession" or "DIP" financings). Distressed Securities may be the subject of restructurings outside of bankruptcy court in a negotiated workout or in the context of bankruptcy proceedings. In connection with these investments or an exchange or workout of such securities, a Fund may determine or be required to accept various instruments. These instruments may include, but are not limited to, equity securities, warrants, rights, participation interests in sales of assets and contingent-interest obligations. Depending upon, among other things, the Adviser's evaluation of the potential value of such securities in relation to the price that could be obtained at any given time if they were sold, a Fund may determine to hold the securities in its portfolio.

Securities Ratings
------------------

      The ratings of fixed-income securities by Moody's, S&P, and Fitch Ratings ("Fitch"), Dominion Bond Rating Service Ltd. and A.M. Best Company are a generally accepted barometer of credit risk. They are, however, subject to certain limitations from an investor's standpoint. The rating of an issuer is heavily weighted by past developments and does not necessarily reflect probable future conditions. There is frequently a lag between the time a rating is assigned and the time it is updated. In addition, there may be varying degrees of difference in credit risk of securities within each rating category.

      Securities rated Baa, BBB+, BBB, or BBB- by S&P or Baa1, Baa2 or Baa3 by Moody's are considered by Moody's to have speculative characteristics. Sustained periods of deteriorating economic conditions or rising interest rates are more likely to lead to a weakening in the issuer's capacity to pay interest and repay principal than in the case of higher-rated securities.

      Non-rated securities will also be considered for investment by a Fund when the Adviser believes that the financial condition of the issuers of such securities, or the protection afforded by the terms of the securities themselves, limits the risk to the Fund to a degree comparable to that of rated securities which are consistent with the Fund's objectives and policies.

      The Adviser generally uses ratings issued by S&P, Moody's, Fitch and Dominion Bond Rating Service Ltd. Some securities are rated by more than one of these ratings agencies, and the ratings assigned to the security by the rating agencies may differ. In such an event and for purposes of determining compliance with restrictions on investments for the Fund, if a security is rated by two or more rating agencies, the Adviser will deem the security to be rated at the highest rating. For example, if a security is rated by Moody's and S&P only, with Moody's rating the security as Ba and S&P as BBB, the Adviser will deem the security to be rated as the equivalent of BBB (i.e., Baa by Moody's and BBB by S&P). Or, if a security is rated by Moody's, S&P and Fitch, with Moody's rating the security as Ba, S&P as BBB and Fitch as BB, the Adviser will deem the security to be rated as the equivalent of BBB (i.e., Ba1 by Moody's, BBB by S&P and BBB by Fitch).

      The Adviser will try to reduce the risk inherent in a Fund's investment approach through credit analysis, diversification and attention to current developments and trends in interest rates and economic conditions. However, there can be no assurance that losses will not occur. In considering investments for the Fund, the Adviser will attempt to identify those high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. The Adviser's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

      Unless otherwise indicated, references to securities ratings by one rating agency in this SAI shall include the equivalent rating by another rating agency.

Short Sales
-----------

      If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Although the Fund's gain is limited to the price at which it sold the security short, its potential loss is unlimited. See "Dividends, Distributions and Taxes-Tax Straddles" for a discussion of certain special federal income tax considerations that may apply to short sales which are entered into by the Fund.

Short-Term Investments
----------------------

      A Fund may invest in short-term investments including corporate commercial paper and other short-term commercial obligations, in each case rated or issued by companies with similar securities outstanding that are rated Prime-1, Aa3 or better by Moody's Investors Service ("Moody's") or A-1, AA- or better by Standard & Poor's Index Services ("S&P"); obligations (including certificates of deposit, time deposits, demand deposits, and bankers' acceptances) of banks with securities outstanding that are rated Prime-1, Aa3 or better by Moody's or A-1, AA- or better by S&P; and obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities with remaining maturities not exceeding 18 months.

      A Fund may invest in debt securities rated BBB- or higher by S&P or Baa3 or higher by Moody's or, if not rated, of equivalent credit quality as determined by the Adviser. The Fund expects that it will not retain a debt security that is downgraded below BBB- or Baa3 (or an equivalent rating) or, if not rated, determined by the Adviser to have undergone similar credit quality deterioration, subsequent to purchase by the Fund.

Standby Commitment Agreements
-----------------------------

      A Fund may from time to time enter into standby commitment agreements. Such agreements commit a Fund, for a stated period of time, to purchase a stated amount of a security that may be issued and sold to the Fund at the option of the issuer. The price and coupon of the security are fixed at the time of the commitment. At the time of entering into the agreement a Fund is paid a commitment fee, regardless of whether or not the security is ultimately issued, which is typically approximately 0.5% of the aggregate purchase price of the security which the Fund has committed to purchase. The fee is payable whether or not the security is ultimately issued. A Fund will enter into such agreements only for the purpose of investing in the security underlying the commitment at a yield and price which are considered advantageous to the Fund and which are unavailable on a firm commitment basis. A Fund will at all times maintain a segregated account with its custodian of liquid assets in an aggregate amount equal to the purchase price of the securities underlying the commitment.

      There can be no assurance that the securities subject to a standby commitment will be issued and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, a Fund will bear the risk of capital loss in the event the value of the security declines and may not benefit from an appreciation in the value of the security during the commitment period if the issuer decides not to issue and sell the security to the Fund.

      The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued and the value of the security will thereafter be reflected in the calculation of a Fund's NAV. The cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

Utilities Industry
------------------

      United States Utilities. The United States utilities industry has experienced significant changes in recent years. Since the 1970s, electric power generation has been in a state of transition from a regulated industry to a competitive industry. Where power generation was once dominated by vertically integrated investor-owned utilities that owned most of the generation capacity, transmission and distribution facilities, the electric power industry now has many new companies that produce and market wholesale and retail electric power. These new companies are in direct competition with the traditional electric utilities. A number of factors have contributed to this restructuring of the industry, including technological advances and public policy considerations. Competition in wholesale power sales also received a boost from certain legislative developments, including the enactment of the Energy Policy Act of 1992. The introduction of wholesale and retail competition to the electric power industry has produced and will continue to produce significant changes to the industry.

      Electric utilities that use coal in connection with the production of electric power are particularly susceptible to environmental regulation, including the requirements of the federal Clean Air Act and of similar state laws. Such regulation may necessitate large capital expenditures in order for the utility to achieve compliance. Due to the public, regulatory and governmental concern with the cost and safety of nuclear power facilities in general, certain electric utilities with incomplete nuclear power facilities may have problems completing and licensing such facilities. Regulatory changes with respect to nuclear and conventionally fueled generating facilities could increase costs or impair the ability of such electric utilities to operate such facilities, thus reducing their ability to service dividend payments with respect to the securities they issue. Electric utilities that utilize nuclear power facilities must apply for recommissioning from the Nuclear Regulatory Commission after 40 years. Failure to obtain recommissioning could result in an interruption of service or the need to purchase more expensive power from other entities, and could subject the utility to significant capital construction costs in connection with building new nuclear or alternative-fuel power facilities, upgrading existing facilities or converting such facilities to alternative fuels.

      Rates of return of utility companies generally are subject to review and limitation by state public utilities commissions and tend to fluctuate with marginal financing costs. Rate changes, however, ordinarily lag behind the changes in financing costs, and thus can favorably or unfavorably affect the earnings or dividend pay-outs on utilities stocks depending upon whether such rates and costs are declining or rising.

      Gas transmission companies, gas distribution companies and telecommunications companies are also undergoing significant changes. Many gas utilities have diversified into oil and gas exploration and development, making returns more sensitive to energy prices. Disruptions in the oil industry, increased competition and changes in climatic conditions are factors that have affected the revenues and expenses of gas utilities. Telephone utilities are still experiencing the effects of the break-up of American Telephone & Telegraph Company, including increased competition and rapidly developing technologies with which traditional telephone companies now compete. Potential sources of competition and new products are cable television systems, shared tenant services and other noncarrier systems, which are capable of by-passing traditional telephone services providers' local plants, either completely or partially, through substitutions of special access for switched access or through concentration of telecommunications traffic on fewer of the traditional telephone services providers' lines. Although there can be no assurance that increased competition and other structural changes will not adversely affect the profitability of such utilities, or that other negative factors will not develop in the future, in the Adviser's opinion, increased competition and change may provide better positioned utility companies with opportunities for enhanced profitability.

      Less traditional utility companies are emerging as new technologies develop and as old technologies are refined. Such issuers include entities engaged in cogeneration, waste disposal system provision, solid waste electric generation, independent power producers and non-utility generators.

      Utility companies historically have been subject to the risks of increases in fuel and other operating costs, high interest costs on borrowings needed for capital construction programs, costs associated with compliance with environmental and nuclear safety regulations, service interruption due to environmental, operational or other mishaps, the effects of economic slowdowns, surplus capacity, competition and changes in the regulatory climate. In particular, regulatory changes with respect to nuclear and conventionally fueled generating facilities could increase costs or impair the ability of utility companies to operate such facilities, thus reducing utility companies' earnings or resulting in losses. There can also be no assurance that regulatory policies or accounting standard changes will not negatively affect utility companies' earnings or dividends. Utility companies are subject to regulation by various authorities and may be affected by the imposition of special tariffs and changes in tax laws. To the extent that rates are established or reviewed by governmental authorities, utility companies are subject to the risk that such authorities will not authorize increased rates. In addition, because of Utility Income's policy of concentrating its investments in securities of utility companies, Utility Income may be more susceptible than an investment company without such a policy to any single economic, political or regulatory occurrence affecting the utilities industry. Under market conditions that are unfavorable to the utilities industry, the Adviser may significantly reduce the Utility Income's investment in that industry.

      Foreign Utilities. Foreign utility companies, like utility companies located in the United States, are generally subject to regulation, although such regulations may or may not be comparable to those in the United States. Foreign utility companies in certain countries may be more heavily regulated by their respective governments than utility companies located in the United States and, as in the United States, generally are required to seek government approval for rate increases. In addition, because many foreign utility companies use fuels that cause more pollution than those used in the United States such utilities may, in the future, be required to invest in pollution control equipment if the countries in which the utilities are located adopt pollution restrictions that more closely resemble United States pollution restrictions. Foreign utility regulatory systems vary from country to country and may evolve in ways different from regulation in the United States.

      Utility Income's investment policies are designed to enable it to capitalize on evolving investment opportunities throughout the world. For example, the rapid growth of certain foreign economies will necessitate expansion of capacity in the utility industries in those countries. Although many foreign utility companies currently are government-owned, thereby limiting current investment opportunities for Utility Income, the Adviser believes that, in order to attract significant capital for growth, some foreign governments may engage in a program of privatization of their utilities industry, and that the securities issued by privatized utility companies may offer attractive investment opportunities with the potential for long-term growth. Privatization, which refers to the trend toward investor ownership, rather than government ownership, of assets is expected to occur both in newer, faster-growing economies and in mature economies. In addition, efforts toward modernization in Eastern Europe, as well as the potential of economic unification of European markets, in the view of the Adviser, may improve economic growth, reduce costs and increase competition in Europe, which could result in opportunities for investment by the Fund in utilities industries in Europe. There can be no assurance that securities of privatized companies will be offered to the public or to foreign companies such as Utility Income, or that investment opportunities in foreign markets for Utility Income will increase for this or other reasons.

      The percentage of Utility Income's assets invested in issuers of particular countries will vary depending on the relative yields and growth and income potential of such securities, the economies of the countries in which the investments are made, interest rate conditions in such countries and the relationship of such countries' currencies to the U.S. Dollar. Currency is judged on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status, and economic policies) as well as technical and political data. As mentioned above, Utility Income will not invest more than 15% of its total assets in issuers in any one foreign country. See "Certain Risk Considerations--Risks of Investments in Foreign Securities."

Structured Securities
---------------------

      A Fund may invest securities issued in structured financing transactions, which generally involve aggregating types of debt assets in a pool or special purpose entity and then issuing new securities. Types of structured financings include, for example, mortgage-related and other asset-backed securities. A Fund's investments includes investments in structured securities that represent interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of debt obligations. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities ("Structured Securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued Structured Securities to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to Structured Securities is dependent on the extent of the cash flow on the underlying instruments. Because Structured Securities of the type in which the Portfolio anticipates it will invest typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments.

      A Fund is permitted to invest in a class of Structured Securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated Structured Securities typically have higher yields and present greater risks than unsubordinated Structured Securities.

      Under the terms of subordinated securities, payments that would be made to their holders may be required to be made to the holders of more senior securities and/or the subordinated or junior securities may have junior liens, if they have any rights at all, in any collateral (meaning proceeds of the collateral are required to be paid first to holders of more senior securities). As a result, subordinated or junior securities will be disproportionately affected by a default or even a perceived decline in the creditworthiness of the issuer.

U.S. Government Securities
--------------------------

      U.S. Government securities may be backed by the full faith and credit of the United States, supported only by the right of the issuer to borrow from the U.S. Treasury or backed only by the credit of the issuing agency itself. These securities include: (i) the following U.S. Treasury securities, which are backed by the full faith and credit of the United States and differ only in their interest rates, maturities and times of issuance: U.S. Treasury bills (maturities of one year or less with no interest paid and hence issued at a discount and repaid at full face value upon maturity), U.S. Treasury notes (maturities of one to ten years with interest payable every six months) and U.S. Treasury bonds (generally maturities of greater than ten years with interest payable every six months); (ii) obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are supported by the full faith and credit of the U.S. Government, such as securities issued by GNMA, the Farmers Home Administration, the Department of Housing and Urban Development, the Export-Import Bank, the General Services Administration and the Small Business Administration, including obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities; and (iii) obligations issued or guaranteed by U.S. government agencies and instrumentalities that are not supported by the full faith and credit of the U.S. Government or a right to borrow from the U.S. Treasury, such as securities issued by the FNMA and FHLMC, and governmental collateralized mortgage obligations ("CMOs"). The maturities of the U.S. Government securities listed in paragraphs (i) and (ii) above usually range from three months to 30 years. Such securities, except GNMA certificates, normally provide for periodic payments of interest in fixed amount with principal payments at maturity or specified call dates.

      U.S. Government securities also include certain stripped mortgage-related securities. Stripped mortgage-related securities and principal-only securities are described in more detail in "Mortgage-Related Securities and Other Asset-Backed Securities -Stripped Mortgage-Related Securities" above. In addition, other U.S. Government agencies and instrumentalities have issued stripped securities that are similar to SMRS.

      Inflation-protected securities, or IPS, such as Treasury Inflation-Protected Securities, or TIPS, are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of these securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-protected securities. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

      Inflation-protected securities tend to react to changes in real interest rates. In general, the price of an inflation-protected security can fall when real interest rates rise, and can rise when real interest rates fall. In addition, the value of inflation-protected securities may be vulnerable to changes in expectations of inflation. Interest payments on inflation-protected securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation.

      TIPS, which are issued by the U.S Treasury, use the Consumer Price Index for Urban Consumers, or the CPI, as the inflation measure. The principal of a TIPS increases with inflation and decreases with deflation, as measured by the CPI. When a TIPS matures, the holder is paid the adjusted principal or original principal, whichever is greater. TIPS pay interest twice a year, at a fixed rate, which is determined by auction at the time the TIPS are issued. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation. TIPS are issued in terms of 5, 10, and 20 years.

      Guarantees of securities by the U.S. Government or its agencies or instrumentalities guarantee only the payment of principal and interest on the securities, and do not guarantee the securities' yield or value or the yield or value of the shares of the Fund that holds the securities.

      U.S. Government securities are considered among the safest of fixed-income investments. As a result, however, their yields are generally lower than the yields available from other fixed-income securities.

Variable, Floating and Inverse Floating Rate Securities
-------------------------------------------------------

      These securities have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. Some of these securities are backed by pools of mortgage loans. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of these securities, they are still subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Because the interest rate is reset only periodically, changes in the interest rate on these securities may lag behind changes in prevailing market interest rates. Also, some of these securities (or the underlying mortgages) are subject to caps or floors that limit the maximum change in the interest rate during a specified period or over the life of the security.

Additional Risk Considerations for Real Estate Investments
----------------------------------------------------------

      If Global Real Estate Investment receives rental income or income from the disposition of real property acquired as a result of a default on securities the Fund owns, the receipt of such income may adversely affect the Fund's ability to retain its tax status as a regulated investment company. Investments by Global Real Estate Investment in securities of companies providing mortgage servicing will be subject to the risks associated with refinancings and their impact on servicing rights.

      Real estate investment trusts, or "REITs," are subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code and failing to maintain their exemptions from registration under the 1940 Act. REITs (especially mortgage REITs) also are subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed-rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

Additional Risk Considerations for Utility Company Investments
--------------------------------------------------------------

      Utility Company Risks. Utility companies may be subject to a variety of risks depending, in part, on such factors as the type of utility involved and its geographic location. The revenues of domestic and foreign utilities companies generally reflect the economic growth and development in the geographic areas in which they do business. The Adviser will take into account anticipated economic growth rates and other economic developments when selecting securities of utility companies. Some of the risks involved in investing in the principal sectors of the utilities industry are discussed below.

      Telecommunications regulation typically limits rates charged, returns earned, providers of services, types of services, ownership, areas served and terms for dealing with competitors and customers. Telecommunications regulation generally has tended to be less stringent for newer services, such as mobile services, than for traditional telephone service, although there can be no assurances that such newer services will not be heavily regulated in the future. Regulation may limit rates based on an authorized level of earnings, a price index or some other formula. Telephone rate regulation may include government-mandated cross-subsidies that limit the flexibility of existing service providers to respond to competition. Regulation may also limit the use of new technologies and hamper efficient depreciation of existing assets. If regulation limits the use of new technologies by established carriers or forces cross-subsidies, large private networks may emerge.

      Many gas utilities generally have been adversely affected by increased competition from other providers of utility services. In addition, some gas utilities entered into long-term contracts with respect to the purchase or sale of gas at fixed prices, which prices have since changed significantly in the open market. In many cases, such price changes have been to the disadvantage of the gas utility. Gas utilities are particularly susceptible to supply and demand imbalances due to unpredictable climate conditions and other factors and are subject to regulatory risks as well.

      Investments in Lower-Rated Fixed-Income Securities. Securities rated below investment grade, i.e., Ba3 and lower by Moody's Investors Service ("Moody's") or BB- and lower by Standard & Poor's Index Services ("S&P") ("lower-rated securities"), or, if not rated, determined by the Adviser to be of equivalent quality, are subject to greater risk of loss of principal and interest than higher-rated securities. They are also generally considered to be subject to greater market risk than higher-rated securities, and the capacity of issuers of lower-rated securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addition, lower-rated securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities, although the market values of securities rated below investment grade and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities. Securities rated Ba (including Ba1, Ba2 and Ba3) by Moody's or BB (including BB+ and BB-) by S&P are judged to have speculative elements or to be predominantly speculative with respect to the issuer's ability to pay interest and repay principal. Securities rated B (including B1, B2, B3, B+ and B-) by Moody's and S&P are judged to have highly speculative elements or to be predominantly speculative. Such securities may have small assurance of interest and principal payments. Securities rated Baa (including Baa1, Baa2 and Baa3) by Moody's are also judged to have speculative characteristics.

      The market for lower-rated securities may be thinner and less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold. Adverse publicity and investor perceptions about lower-rated securities, whether or not based on fundamental analysis, may tend to decrease the market value and liquidity of such lower-rated securities. To the extent that there is no established secondary market for lower-rated securities, the Fund may experience difficulty in valuing such securities and, in turn, the Fund's assets.

      The Adviser will try to reduce the risk inherent in investment in lower-rated securities through credit analysis, diversification and attention to current developments and trends in interest rates and economic and political conditions. However, there can be no assurance that losses will not occur. Since the risk of default is higher for lower-rated securities, the Adviser's research and credit analysis are a correspondingly more important aspect of its program for managing the Fund's securities than would be the case if the Fund did not invest in lower-rated securities. In considering investments for the Fund, the Adviser will attempt to identify those high-risk, high-yield securities whose financial condition is adequate to meet future obligations, has improved or is expected to improve in the future. The Adviser's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage earnings prospects and the experience and managerial strength of the issuer.

      Non-rated securities will also be considered for investment by the Fund when the Adviser believes that the financial condition of the issuers of such securities, or the protection afforded by the terms of the securities themselves, limits the risk to the Fund to a degree comparable to that of rated securities which are consistent with the Fund's objective and policies.

      In seeking to achieve the Fund's investment objective, there will be times, such as during periods of rising interest rates, when depreciation and realization of capital losses on securities in the Fund's portfolio will be unavoidable. Moreover, medium-and lower-rated securities and non-rated securities of comparable quality may be subject to wider fluctuations in yield and market values than higher-rated securities under certain market conditions. Such fluctuations after a security is acquired do not affect the cash income received from that security but are reflected in the NAV of the Fund.

      Certain lower-rated securities in which the Fund may invest may contain call or buy-back features that permit the issuers thereof to call or repurchase such securities. Such securities may present risks based on prepayment expectations. If an issuer exercises such a provision, the Fund may have to replace the called security with a lower yielding security, resulting in a decreased rate of return to the Fund.

      Ratings of fixed-income securities by Moody's, S&P, Fitch, Dominion Bond Rating Service Ltd. and A.M. Best Company are a generally accepted barometer of credit risk. They are, however, subject to certain limitations from an investor's standpoint. The rating of a security is heavily weighted by past developments and does not necessarily reflect probable future conditions. There is frequently a lag between the time a rating is assigned and the time it is updated. In addition, there may be varying degrees of difference in the credit risk of securities within each rating category. See Appendix A for a description of Moody's, S&P's, Fitch's and Dominion Bond Rating Service's bond and commercial paper ratings.

      The Adviser generally uses ratings issued by S&P, Moody's, Fitch and Dominion Bond Rating Service Ltd. Some securities are rated by more than one of these ratings agencies, and the ratings assigned to the security by the rating agencies may differ. In such an event and for purposes of determining compliance with restrictions on investments for the Fund, if a security is rated by two or more rating agencies, the Adviser will deem the security to be rated at the highest rating. For example, if a security is rated by Moody's and S&P only, with Moody's rating the security as Ba and S&P as BBB, the Adviser will deem the security to be rated as the equivalent of BBB (i.e., Baa by Moody's and BBB by S&P). Or, if a security is rated by Moody's, S&P and Fitch, with Moody's rating the security as Ba1, S&P as BBB and Fitch as BB, the Adviser will deem the security to be rated as the equivalent of BBB (i.e., Ba1 by Moody's, BBB by S&P and BBB by Fitch).

      Unless otherwise indicated, references to securities ratings by one rating agency in this SAI shall include the equivalent rating by another rating agency.

Certain Risk Considerations
---------------------------

      Additional Risks of Options on Futures Contracts, Forward Contracts and Options on Foreign Currencies. Unlike transactions entered into by the Funds in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the Commodity Futures Trading Commission or (with the exception of certain foreign currency options) by the Commission. To the contrary, such instruments are traded through financial institutions acting as market makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to Commission regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchase of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option writer and a trader of forward contracts could lose amounts substantially in excess of their initial investments, due to the margin and collateral requirements associated with such positions.

      Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the Commission, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation ("OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

      The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions, on exercise.

      In addition, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a Fund's ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States, (iv) the imposition of different requirements than in the United States, and (v) lesser trading volume.

      Risks of Investments in Foreign Securities. Investors should understand and consider carefully the substantial risks involved in securities of foreign companies and governments of foreign nations, some of which are referred to below, and which are in addition to the usual risks inherent in domestic investments. Investing in securities of non-United States companies which are generally denominated in foreign currencies, and utilization of derivative investment products denominated in, or the value of which is dependent upon movements in the relative value of, a foreign currency, involve certain considerations comprising both risk and opportunity not typically associated with investing in United States companies. These considerations include changes in exchange rates and exchange control regulations, political and social instability, expropriation, imposition of foreign taxes, less liquid markets and less available information than are generally the case in the United States, higher transaction costs, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, lack of uniform accounting and auditing standards and greater price volatility.

      There is generally less publicly available information about foreign companies comparable to reports and ratings that are published about companies in the United States. Foreign issuers are subject to accounting and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. issuers. In particular, the assets and profits appearing on the financial statements of a foreign issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statement been prepared in accordance with U.S. generally accepted accounting principles. In addition, for an issuer that keeps accounting records in local currency, inflation accounting rules in some of the countries in which the Fund may invest require, for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer's balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits. Consequently, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets. Substantially less information is publicly available about certain non-U.S. issuers than is available about U.S. issuers.

      It is contemplated that foreign securities will be purchased in over-the-counter markets or on stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. Foreign securities markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable United States companies. Similarly, volume and liquidity in most foreign bond markets is less than in the United States and, at times, volatility of price can be greater than in the United States. Fixed commissions on foreign stock exchanges are generally higher than negotiated commissions on United States exchanges, although a Fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the United States.

      Expropriation, confiscatory taxation, nationalization, political, economic or social instability or other similar developments, such as military coups, have occurred in the past in countries in which a Fund may invest and could adversely affect a Fund's assets should these conditions or events recur.

      Foreign investment in certain foreign securities is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain foreign securities and increase the costs and expenses of a Fund. Certain countries in which the Fund may invest require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors.

      Certain countries may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in a country's balance of payments, the country could impose temporary restrictions on foreign capital remittances.

      Income from certain investments held by a Fund could be reduced by foreign income taxes, including withholding taxes. It is impossible to determine the effective rate of foreign tax in advance. A Fund's NAV may also be affected by changes in the rates or methods of taxation applicable to that Fund or to entities in which that Fund has invested. The Adviser generally will consider the cost of any taxes in determining whether to acquire any particular investments, but can provide no assurance that the tax treatment of investments held by a Fund will not be subject to change. A shareholder otherwise subject to United States federal income taxes may, subject to certain limitations, be entitled to claim a credit or deduction for U.S. federal income tax purposes for his or her proportionate share of such foreign taxes paid by the Fund. See "U.S. Federal Income Taxes."

      Although a Fund may value its assets in terms of U.S. Dollars, the Funds do not intend to convert their holdings of foreign currencies into U.S. Dollars on a daily basis. A Fund will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (commonly known as the "spread") between the price at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should that Fund desire to resell that currency to the dealer. Investors should understand that the expense ratio of a Fund investing in foreign securities may be higher than investment companies investing only in domestic securities since, among other things, the cost of maintaining the custody of foreign securities is higher and the purchase and sale of portfolio securities may be subject to higher transaction charges, such as stamp duties and turnover taxes.

      For many foreign securities, there are U.S. Dollar-denominated American Depository Receipts ("ADRs") which are traded in the United States on exchanges or over-the-counter and are issued by domestic banks or trust companies and for which market quotations are readily available. ADRs do not lessen the foreign exchange risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in stock of foreign issuers, a Fund can avoid currency risks which might occur during the settlement period for either purchases or sales. A Fund may purchase foreign securities directly, as well as through ADRs.

      Foreign Currency Transactions. A Fund may invest in securities denominated in foreign currencies and a corresponding portion of the Fund's revenues will be received in such currencies. In addition, a Fund may conduct foreign currency transactions for hedging and non-hedging purposes on a spot (i.e., cash) basis or through the use of derivatives transactions, such as forward currency exchange contracts, currency futures and options thereon, and options on currencies as described above. The dollar equivalent of a Fund's net assets and distributions will be adversely affected by reductions in the value of certain foreign currencies relative to the U.S. Dollar. Such changes will also affect a Fund's income. A Fund will, however, have the ability to attempt to protect itself against adverse changes in the values of foreign currencies by engaging in certain of the investment practices listed above. While a Fund has this ability, there is no certainty as to whether and to what extent the Fund will engage in these practices.

      Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, a Fund's NAV to fluctuate. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad. To the extent a Fund's total assets adjusted to reflect a Fund's net position after giving effect to currency transactions is denominated or quoted in the currencies of foreign countries, a Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

      A Fund will incur costs in connection with conversions between various currencies. A Fund may hold foreign currency received in connection with investments when, in the judgment of the Adviser, it would be beneficial to convert such currency into U.S. Dollars at a later date, based on anticipated changes in the relevant exchange rate. If the value of the foreign currencies in which a Fund receives its income falls relative to the U.S. Dollar between receipt of the income and the making of Fund distributions, a Fund may be required to liquidate securities in order to make distributions if a Fund has insufficient cash in U.S. Dollars to meet distribution requirements. Similarly, if an exchange rate declines between the time a Fund incurs expenses in U.S. Dollars and the time cash expenses are paid, the amount of the currency required to be converted into U.S. Dollars in order to pay expenses in U.S. Dollars could be greater than the equivalent amount of such expenses in the currency at the time they were incurred.

      If the value of the foreign currencies in which a Fund receives income falls relative to the U.S. Dollar between receipt of the income and the making of Fund distributions, a Fund may be required to liquidate securities in order to make distributions if a Fund has insufficient cash in U.S. Dollars to meet the distribution requirements that the Fund must satisfy to qualify as a regulated investment company for federal income tax purposes. Similarly, if the value of a particular foreign currency declines between the time a Fund incurs expenses in U.S. Dollars and the time cash expenses are paid, the amount of the currency required to be converted into U.S. Dollars in order to pay expenses in U.S. Dollars could be greater than the equivalent amount of such expenses in the currency at the time they were incurred. In light of these risks, the Fund may engage in certain currency hedging transactions, which themselves, involve certain special risks.

Fundamental Investment Policies
-------------------------------

      The following investment restrictions, which may not be changed without approval by the vote of a majority of the Fund's outstanding voting securities, which means the affirmative vote of (i) 67% or more of the shares of the Fund represented at a meeting at which more than 50% of the outstanding shares are present in person or by proxy, or (ii) more than 50% of the outstanding shares, whichever is less.

      As a matter of fundamental policy, a Fund may not:

      (a) concentrate investments in an industry, as concentration may be defined under the 1940 Act or the rules and regulations thereunder (as such statute, rules or regulations may be amended from time to time) or by guidance regarding, interpretations of, or exemptive orders under, the 1940 Act or the rules or regulations thereunder published by appropriate regulatory authorities;*

--------
* Utility Income and Global Real Estate have not adopted policies to concentrate investments in any one industry. Although they invest generally in the utility industry sector and the real estate industry sector, respectively, the primary economic characteristics of companies in these sectors are materially different. For example, Utility Income invests in the electric, telecommunications, gas, and water utilities industries. Global Real Estate invests in equity and mortgage REITs, each of which seek different types of investments. Equity REITS invest directly in real estate properties and mortgage REITs make loans to real estate owners and purchase mortgages on real estate. In addition, there are many different types of REITs in which Global Real Estate may invest, including for example, those that invest in shopping malls, industrial and office buildings, apartments, warehouses, lodging and hotels, and health care facilities. REITs may also invest in specific regions, states, or countries. Foreign REITs or other non-U.S. real estate investments may have significantly different characteristics than those in the U.S.

      (b) issue any senior security (as that term is defined in the 1940 Act) or borrow money, except to the extent permitted by the 1940 Act or the rules and regulations thereunder (as such statute, rules or regulations may be amended from time to time) or by guidance regarding, or interpretations of, or exemptive orders under, the 1940 Act or the rules or regulations thereunder published by appropriate regulatory authorities. For purposes of this restriction, margin and collateral arrangements, including, for example, with respect to permitted borrowings, options, futures contracts, options on futures contracts and other derivatives such as swaps are not deemed to involve the issuance of a senior security;

      (c) make loans except through (i) the purchase of debt obligations in accordance with its investment objective and policies; (ii) the lending of portfolio securities; (iii) the use of repurchase agreements; or (iv) the making of loans to affiliated funds as permitted under the 1940 Act, the rules and regulations thereunder (as such statutes, rules or regulations may be amended from time to time), or by guidance regarding, and interpretations of, or exemptive orders under, the 1940 Act;

      (d) purchase or sell real estate except that it may dispose of real estate acquired as a result of the ownership of securities or other instruments. This restriction does not prohibit the Fund from investing in securities or other instruments backed by real estate or in securities of companies engaged in the real estate business;

      (e) purchase or sell commodities regulated by the Commodity Futures Trading Commission under the Commodity Exchange Act or commodities contracts except for futures contracts and options on futures contracts; or

      (f) act as an underwriter of securities, except that the Fund may acquire restricted securities under circumstances in which, if such securities were sold, the Fund might be deemed to be an underwriter for purposes of the Securities Act.

      As a fundamental policy, each Fund is diversified (as that term is defined in the 1940 Act). This means that at least 75% of a Fund's assets consist of:

      o     Cash or cash items;

      o     Government securities;

      o     Securities of other investment companies; and

      o Securities of any one issuer that represent not more than 10% of the outstanding voting securities of the issuer of the securities and not more than 5% of the total assets of the Fund.

Non-Fundamental Investment Policies
-----------------------------------
      The following are descriptions of operating policies that the Funds have adopted but that are not fundamental and is subject to change without shareholder approval.

      The Fund may not purchase securities on margin, except (i) as otherwise provided under rules adopted by the Commission under the 1940 Act or by guidance regarding the 1940 Act, or interpretations thereof, and (ii) that the Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions, and the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

--------------------------------------------------------------------------------

                            MANAGEMENT OF THE FUNDS

--------------------------------------------------------------------------------

Adviser
-------

      The Adviser, a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York 10105, has been retained under an investment advisory agreement (the "Advisory Agreement") to provide investment advice and, in general, to conduct the management and investment program of each Fund under the supervision of the Funds' Board (see "Management of the Funds" in your Prospectuses). The Adviser is a registered investment adviser under the Investment Advisers Act of 1940, as amended.


      The Adviser is a leading global investment management firm supervising client accounts with assets as of December 31, 2009, totaling approximately $496 billion. The Adviser provides management services for many of the largest U.S. public and private employee benefit plans, endowments, foundations, public employee retirement funds, banks, insurance companies and high net worth individuals worldwide. The Adviser is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios. As one of the world's leading global investment management organizations, the Adviser is able to compete for virtually any portfolio assignment in any developed capital market in the world.

      As of December 31, 2009, AXA, a societe anonyme organized under the laws of France and the holding company for an international group of insurance and related financial services companies, through certain of its subsidiaries ("AXA and its subsidiaries") owned approximately 1.4% of the issued and outstanding assignments of beneficial ownership of limited partnership interests ("Holding Units") in AllianceBernstein Holding L.P., a Delaware limited partnership ("Holding"). Holding Units trade publicly on the New York Stock Exchange under the ticker symbol "AB".

      As of December 31, 2009, the ownership structure of the Adviser, expressed as a percentage of general and limited partnership interests, was as follows:

      AXA and its subsidiaries                    61.6%
      Holding                                     36.5
      Unaffiliated holders                         1.9
                                                 -------
                                                 100.0%
                                                 =======

      AllianceBernstein Corporation (an indirect wholly-owned subsidiary of AXA) is the general partner of both Holding and the Adviser. AllianceBernstein Corporation owns 100,000 general partnership units in Holding and a 1% general partnership interest in the Adviser. Including both the general partnership and limited partnership interests in Holding and the Adviser, AXA and its subsidiaries had an approximate 62.1% economic interest in the Adviser as of December 31, 2009.

      AXA, a French company, is the holding company for an international group of companies and a worldwide leader in financial protection and wealth management. AXA operates primarily in Western Europe, North America and the Asia/Pacific region and, to a lesser extent, in other regions including the Middle East, Africa and South America. AXA has five operating business segments: life and savings, property and casualty insurance, international insurance (including reinsurance), asset management and other financial services. AXA Financial, Inc. is a wholly-owned subsidiary of AXA. AXA Equitable Life Insurance Company is an indirect wholly-owned subsidiary of AXA Financial, Inc.

      Under the Advisory Agreement for each Fund, the Adviser provides investment advisory services and order placement facilities for the Funds and pays all compensation of trustees and officers of the Trust who are affiliated persons of the Adviser. The Adviser or its affiliates also furnish the Funds, without charge, management supervision and assistance and office facilities and provides persons satisfactory to the trustees of the Trust to serve as the Trust's officers.

      The Adviser is, under each Fund's Advisory Agreement, responsible for certain expenses incurred by the Funds, including, for example, office facilities and certain administrative services, and any expenses incurred in promoting the sale of shares of the Funds (other than the portion of the promotional expenses borne by the Funds in accordance with an effective plan pursuant to Rule 12b-1 under the 1940 Act, and the costs of printing prospectuses of the Funds and other reports to shareholders and fees related to registration with the Commission and with state regulatory authorities).

      The Advisory Agreements are terminable without penalty on 60 days' written notice by a vote of a majority of the outstanding voting securities of each Fund, by a vote of a majority of the Trust's trustees, or by the Adviser on 60 days' written notice, and will automatically terminate in the event of its assignment. The Advisory Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser, or of reckless disregard of its obligations thereunder, the Adviser shall not be liable for any action or failure to act in accordance with its duties thereunder.

ALLIANCEBERNSTEIN VALUE FUND
ALLIANCEBERNSTEIN SMALL/MID CAP VALUE FUND
ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND
ALLIANCEBERNSTEIN GLOBAL VALUE FUND

      For the services rendered by the Adviser under the Advisory Agreement, AllianceBernstein Value Fund paid the Adviser a fee effective September 7, 2004 of .55% of 1% of the first $2.5 billion, .45% of 1% of the excess over $2.5 billion up to $5 billion, and .40% of 1% of the excess over $5 billion as a percentage of the Fund's average daily net assets. The fee is accrued daily and paid monthly. For the fiscal years of the Fund ended November 30, 2009, November 30, 2008 and November 30, 2007, the Adviser earned from the Fund $2,851,334, $5,017,214 and $6,879,856, respectively, in advisory fees.

      For the services rendered by the Adviser under the Advisory Agreement, AllianceBernstein Small/Mid Cap Value Fund paid the Adviser a fee effective September 7, 2004 of .75% of the first $2.5 billion, .65% of the excess over $2.5 billion up to $5 billion, and .60% of the excess over $5 billion as a percentage of the Fund's average daily net assets. The fee is accrued daily and paid monthly. For the fiscal years of the Fund ended November 30, 2009, November 30, 2008 and November 30, 2007, the Adviser earned from the Fund $4,448,161, $6,664,661 and $8,893,778 (net of $1,530,202, $1,734,467 and $1,229,937, which was waived by the Adviser), respectively, in advisory fees. The Adviser has contractually agreed for the current fiscal year to waive its fee and bear certain expenses so that total expenses do not exceed on an annual basis 1.15%, 1.85%, 1.85%, .85%, 1.35%, 1.10% and .85% of aggregate average daily net assets, respectively, for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares. This contractual agreement automatically extends each fiscal year unless the Adviser provides notice of termination to the Trust at least 60 days prior to the end of the Fund's fiscal year.

      For the services rendered by the Adviser under the Advisory Agreement, AllianceBernstein International Value Fund pays the Adviser a fee effective September 7, 2004 of .75% of the first $2.5 billion, .65% of the excess over $2.5 billion up to $5 billion, and .60% of the excess over $5 billion as a percentage of the Fund's average daily net assets. The fee is accrued daily and paid monthly. For the fiscal years of the Fund ended November 30, 2009, November 30, 2008 and November 30, 2007, the Adviser earned from the Fund $30,666,280, $68,891,191 and $70,077,083 (net of $737,564, $136,887 and $14,819, which was waived by the Adviser), respectively, in advisory fees. The Adviser had contractually agreed to waive its fee and bear certain expenses so that total expenses do not exceed on an annual basis 1.20%, 1.90%, 1.90%, .90%, 1.40%, 1.15% and 0.90% of aggregate average daily net assets, respectively, for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares. This contractual agreement expired on January 1, 2009.

      For the services rendered by the Adviser under the Advisory Agreement, AllianceBernstein Global Value Fund pays the Adviser a fee effective September 7, 2004 of .75% of the first $2.5 billion, .65% of the excess over $2.5 billion up to $5 billion, and .60% of the excess over $5 billion as a percentage of the Fund's average daily net assets. The fee is accrued daily and paid monthly. For the fiscal years of the Fund ended November 30, 2009, November 30, 2008 and November 30, 2007, the Adviser earned from the Fund $1,424,441, $2,605,569 and $3,587,359, respectively, in advisory fees.

      The Advisory Agreement became effective on January 31, 2001. The Advisory Agreement was approved by the unanimous vote, cast in person, of the Trust's trustees, (including the trustees who are not parties to the Advisory Agreement or "interested persons" as defined in the 1940 Act, of any such party) at a meeting called for the purpose and held on January 31, 2001.

      The Advisory Agreement provides that it will continue in effect for two years from its date of execution and thereafter from year to year provided that its continuance is specifically approved at least annually by the Trust's trustees or by majority vote of the holders of the outstanding voting securities of each Fund, and, in either case, by a majority of the trustees who are not parties to the Advisory Agreement or "interested persons" of such parties as defined by the 1940 Act at a meeting in person called for the purpose of voting on such matter. Most recently, continuance of the Advisory Agreement was approved for an additional annual term by the trustees of the Trust including a majority of the trustees who are not "interested persons" as defined in the 1940 Act, at their meetings held on May 5-7, 2009.

      The Funds have, under the Advisory Agreement, assumed the obligation for payment of all of their other expenses. As to the obtaining of services other than those specifically provided to the Funds by the Adviser, each Fund may employ its own personnel. For such services, it may also utilize personnel employed by the Adviser or its affiliates. In such event, the services will be provided to the Funds at cost and the payments specifically approved by the trustees. For the fiscal year ended November 30, 2009, after any waiver or reimbursement, AllianceBernstein Value Fund paid $91,908, AllianceBernstein Global Value Fund paid $89,861, AllianceBernstein International Value Fund paid $96,778, and AllianceBernstein Small/Mid Cap Value Fund paid $94,467 to the Adviser for such services.

ALLIANCEBERNSTEIN GROWTH AND INCOME FUND

      For the services rendered by the Adviser under the Advisory Agreement, the Fund paid the Adviser a fee effective September 7, 2004 of .55% of the first $2.5 billion, .45% of the excess over $2.5 billion up to $5 billion and .40% of the excess over $5 billion as a percentage of the Fund's average daily net assets. The fee is accrued daily and paid monthly. For the fiscal years of the Fund ended October 31, 2009, October 31, 2008, and October 31, 2007, the Adviser received from the Fund advisory fees of $9,102,107, $16,878,980, and $22,346,737, respectively in advisory fees.

      The Fund has, under the Advisory Agreement, assumed the obligation for payment of all of its other expenses. As to the obtaining of services other than those specifically provided to the Fund by the Adviser, the Fund may employ its own personnel. For such services, it also may utilize personnel employed by the Adviser or its affiliates and, in such event, the services will be provided to the Fund at cost and the payments must be specifically approved by the Fund's directors. The Fund paid to the Adviser a total of $97,083 in respect of such services during the fiscal year of the Fund ended in October 31, 2009.

      The Advisory Agreement became effective on July 22, 1992. The Advisory Agreement was approved by the unanimous vote, cast in person, of the Fund's directors (including the directors who are not parties to the Advisory Agreement or "interested persons," as defined in the 1940 Act, of any such party) at a meeting called for the purpose and held on October 14, 1991. At a meeting held on June 11, 1992, a majority of the outstanding voting securities of the Fund approved the Advisory Agreement. At a meeting of the Board held on July 19-20, 2000, an amendment to the Advisory Agreement to increase the advisory fee payable by the Fund to the Adviser and revise the advisory fee breakpoint schedule (the "Amendment") was considered and approved by the unanimous vote, cast in person, of the Fund's directors (including the directors who are not parties to the Advisory Agreement or "interested persons," as defined by the 1940 Act, of any such party). On November 2, 2000, the directors recommended the Amendment to the Fund's stockholders, who, by a majority of the outstanding voting securities of the Fund, approved the Amendment.

      The Advisory Agreement provides that it will continue in effect for two years from its date of execution and thereafter from year to year provided that its continuance is specifically approved at least annually by the Trust's trustees or by majority vote of the holders of the outstanding voting securities of each Fund, and, in either case, by a majority of the trustees who are not parties to the Advisory Agreement or "interested persons" of such parties as defined by the 1940 Act at a meeting in person called for the purpose of voting on such matter. Most recently, continuance of the Advisory Agreement was approved for an additional annual term by the trustees of the Trust including a majority of the trustees who are not "interested persons" as defined in the 1940 Act, at their meetings held on May 5-7, 2009.

ALLIANCEBERNSTEIN CORE OPPORTUNITIES FUND


      For the services rendered by the Adviser under the Advisory Agreement, the Fund paid the Adviser a fee effective September 7, 2004 of .55% of the first $2.5 billion, .45% of the excess over $2.5 billion up to $5 billion, and .40% of the excess over $5 billion as a percentage of the Fund's average daily net assets. The fee is accrued daily and paid monthly. For the fiscal years of the Fund ended November 30, 2009, November 30, 2008, and November 30, 2007, the Adviser earned from the Fund $660,947, $1,158,796, and $1,642,525, respectively, in advisory fees. The Adviser has contractually agreed for the current fiscal year to waive its fee and bear certain expenses so that total expenses do not exceed on an annual basis, 1.35%, 2.05%, 2.05%, 1.05%, 1.55%, 1.30% and 1.05% of aggregate average daily net assets, respectively, for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares. The contractual agreement automatically extends each fiscal year unless the Adviser provides notice of termination to the Fund at least 60 days prior to the end of the Fund's fiscal year.


      The Fund has, under the Advisory Agreement, assumed the obligation for payment of all of its other expenses. As to the obtaining of services other than those specifically provided to the Fund by the Adviser, the Fund may employ its own personnel. For such services, it also may utilize personnel employed by the Adviser or its affiliates. In such event, the services will be provided to the Fund at cost and the payments specifically approved by the Fund's Board. The Fund paid the Adviser a total of $90,460 in respect of such services during the fiscal period of the Fund ended November 30, 2009.

      The Advisory Agreement became effective on December 6, 1999. The Advisory Agreement was approved by the unanimous vote, cast in person, of the Fund's directors, including the directors who are not parties to the Advisory Agreement or interested persons as defined in the Act, of any such party, at a meeting called for the purpose and held on December 6, 1999.


      The Advisory Agreement provides that it will continue in effect for two years from the date of its execution and thereafter from year to year provided that its continuance is specifically approved at least annually by the Fund's directors or by majority vote of the holders of the outstanding voting securities of the Fund, and, in either case, approval by a majority of the directors who are not parties to the Advisory Agreement or "interested persons" of such parties as defined in the 1940 Act. Most recently, continuance of the Advisory Agreement was approved for an additional annual term by the directors of the Fund, including a majority of the Directors who are not "interested persons" as defined in the 1940 Act, at their meetings held on May 5-7, 2009.

ALLIANCEBERNSTEIN BALANCED SHARES

      For the services rendered by the Adviser under the Advisory Agreement, the Fund paid the Adviser a fee effective September 7, 2004 of .60% of the first $200 million, .50% of the next $200 million, and .40% of the excess over $400 million as a percentage of the Fund's average daily net assets. The fee is accrued daily and paid monthly. For the fiscal years ended November 30, 2009, November 30, 2008 and November 30, 2007, the Adviser received from the Fund advisory fees of $ 3,585,369, $5,608,920 and $7,378,157 respectively.

      The Fund has, under the Advisory Agreement, assumed the obligation for payment of all of its other expenses. As to the obtaining of services other than those specifically provided to the Fund by the Adviser, the Fund may utilize personnel employed by the Adviser or its affiliates. In such event, the services will be provided to the Fund at cost and the payments specifically approved by the Fund's directors. The Fund paid to the Adviser a total of $98,250 in respect of such services during the fiscal year of the Fund ended November 30, 2009.

      The Advisory Agreement became effective on July 22, 1992. The Advisory Agreement was approved by the unanimous vote, cast in person, of the Fund's directors (including the directors who are not parties to the Advisory Agreement or "interested persons," as defined in the 1940 Act, of any such party) at a meeting called for the purpose and held on October 14, 1991. At a meeting held on June 11, 1992, a majority of the outstanding voting securities of the Fund approved the Advisory Agreement.

      The Advisory Agreement provides that it will continue in effect for two years from its date of execution and thereafter from year to year, provided that such continuance is specifically approved at least annually by the Fund's directors or by majority vote of the holders of the outstanding voting securities of the Fund and, in either case, by a majority of the directors who are not parties to the Advisory Agreement, or "interested persons" of such parties as defined in the 1940 Act, at a meeting in person called for the purpose of voting on such matter. Most recently, continuance of the Agreement was approved for an additional annual term by the directors of the Fund, including a majority of the directors who are not "interested persons" as defined in the 1940 Act, at their meetings held on May 5-7, 2009.

ALLIANCEBERNSTEIN UTILITY INCOME FUND

      For the services rendered by the Adviser under the Advisory Agreement, the Fund paid the Adviser a fee effective September 7, 2004 of 0.55% of the first $2.5 billion, 0.45% of the excess over $2.5 billion up to $5 billion and 0.40% of the excess over $5 billion as a percentage of the Fund's average daily net assets. The fee is accrued daily and paid monthly. For the fiscal years of the Fund ended November 30, 2009, 2008 and 2007, the Adviser received from the Fund $877,168, $1,474,819, and $1,547,766, respectively, in advisory fees.

      The Fund has, under the Advisory Agreement, assumed the obligation for payment of all of its other expenses. As to the obtaining of services other than those specifically provided to the Fund by the Adviser, the Fund may employ its own personnel. For such services, it may also utilize personnel employed by the Adviser or its affiliates. In such event, the services will be provided to the Fund at cost and the payments therefore must be specifically approved by the Fund's directors. The Fund paid to the Adviser a total of $98,210 in respect of such services during the fiscal year of the Fund ended November 30, 2009.

      The Advisory Agreement became effective on September 28, 1993, having been approved by the unanimous vote, cast in person, of the Fund's directors, including the directors who are not parties to the Advisory Agreement or interested persons, as defined in the 1940 Act, of any such party, at a meeting called for that purpose and held on September 14, 1993, and by the Fund's initial shareholder on September 15, 1993.

      The Advisory Agreement continues in effect from year to year, provided that such continuance is approved at least annually by the Fund's directors or by majority vote of the holders of the outstanding voting securities of the Fund, and, in either case, approval by a majority of the directors who are not parties to the Advisory Agreement or "interested persons" of such party, as defined in the 1940 Act. Most recently, continuance of the Advisory Agreement was approved for an additional annual term by the directors of the Fund including a majority of the directors who are not "interested persons" as defined in the 1940 Act, at their meetings held on May 5-7, 2009.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND

      For the services rendered by the Adviser under the Advisory Agreement, the Fund paid the Adviser a fee effective September 7, 2004 of .55% of the first $2.5 billion, .45% of the excess over $2.5 billion up to $5 billion and .40% of the excess over $5 billion as a percentage of the Fund's average daily net assets. The fee is accrued daily and paid monthly. For the fiscal years ended November 30, 2009, 2008, and 2007, the Adviser earned from the Fund $567,681, $1,110,967, and $1,861,336, respectively in advisory fees.

      The Fund has, under the Advisory Agreement, assumed the obligation for payment of all its other expenses. As to the obtaining of services other than those specifically provided to the Fund by the Adviser, the Fund may employ its own personnel. For such services, it also may utilize personnel employed by the Adviser or its affiliates and, in such event, the services will be provided to the Fund at cost and the payments therefore must be specifically approved by the Fund's directors. For the fiscal year ended November 30, 2009, the Fund paid to the Adviser in respect of such services a total of $98,279.

      The Advisory Agreement became effective on August 27, 1996. The Advisory agreement provides that it will continue in effect for two years from the date of its execution and thereafter from year to year, provided that such continuance is specifically approved at least annually by the Fund's directors or by majority vote of the holders of the outstanding voting securities of the Fund, including in either case approval by a majority of the directors who are not parties to the Advisory Agreement or "interested persons" of any such party, as defined in the 1940 Act, at a meeting in person called for the purpose of voting on such matter. Most recently, continuance of the Advisory Agreement was approved for an additional annual term by the directors of the Fund including a majority of the directors who are not "interested persons" as defined in the 1940 Act, at their meetings held on May 5-7, 2009.

ALL FUNDS

      The Adviser may act as an investment adviser to other persons, firms or corporations, including investment companies, and is the investment adviser to AllianceBernstein Balanced Shares, Inc., AllianceBernstein Blended Style Series, Inc., AllianceBernstein Bond Fund, Inc., AllianceBernstein Cap Fund, Inc., AllianceBernstein Core Opportunities Fund, Inc., AllianceBernstein Corporate Shares, AllianceBernstein Diversified Yield Fund, Inc., AllianceBernstein Exchange Reserves, AllianceBernstein Fixed-Income Shares, Inc., AllianceBernstein Global Bond Fund, Inc., AllianceBernstein Global Growth Fund, Inc., AllianceBernstein Global Real Estate Investment Fund, Inc., AllianceBernstein Global Thematic Growth Fund, Inc., AllianceBernstein Greater China '97 Fund, Inc., AllianceBernstein Growth and Income Fund, Inc., AllianceBernstein High Income Fund, Inc., AllianceBernstein Institutional Funds, Inc., AllianceBernstein International Growth Fund, Inc., AllianceBernstein Large Cap Growth Fund, Inc., AllianceBernstein Municipal Income Fund, Inc., AllianceBernstein Municipal Income Fund II, AllianceBernstein Small/Mid Cap Growth Fund, Inc., AllianceBernstein Utility Income Fund, Inc., AllianceBernstein Variable Products Series Fund, Inc., Sanford C. Bernstein Fund, Inc., Sanford C. Bernstein Fund II, Inc., The AllianceBernstein Pooling Portfolios and The AllianceBernstein Portfolios, all registered open-end investment companies; and to AllianceBernstein Global High Income Fund, Inc., AllianceBernstein Income Fund, Inc., AllianceBernstein National Municipal Income Fund, Inc., Alliance California Municipal Income Fund, Inc., Alliance New York Municipal Income Fund, Inc., and The Ibero-America Fund, Inc., all registered closed-end investment companies.

Additional Information About the Funds' Portfolio Managers
----------------------------------------------------------

      ALLIANCEBERNSTEIN VALUE FUND. The management of, and investment decisions for, the Fund's portfolio are made by the Adviser's U.S. Value Senior Investment Management Team. Mr. Christopher Marx, Mr. Joseph G. Paul, Mr. John D. Phillips and Mr. David Yuen are the investment professionals(1) with the most significant responsibility for the day-to-day management of the Fund's portfolio. For additional information about the portfolio management of the Fund, see "Management of the Funds - Portfolio Managers" in the Fund's prospectuses.

--------
(1) Investment professionals at the Adviser include portfolio managers and research analysts. Investment professionals are part of investment groups (or teams) that service individual fund portfolios. The number of investment professionals assigned to a particular fund will vary from fund to fund.


      The dollar ranges of the Fund's equity securities owned directly or beneficially by the Fund's portfolio managers as of November 30, 2009 are set forth below:

                                                 DOLLAR RANGES OF EQUITY
                                                SECURITIES IN THE FUND(2)
                                                -------------------------
      Christopher Marx                                     None
      Joseph G. Paul                                       None
      John D. Phillips                                     None
      David Yuen                                           None

--------
(2) The ranges presented above include vested shares awarded under the Adviser's Partners Compensation Plan (the "Plan").

      As of November 30, 2009, employees of the Adviser had approximately $8,748,542 invested in shares of the Fund and approximately $380,671,779 in shares of all AllianceBernstein Mutual Funds (excluding AllianceBernstein money market funds) through their interests in certain deferred compensation plans, including the Partners Compensation Plan, including both vested and unvested amounts.

      The following tables provide information regarding registered investment companies other than the Fund, other pooled investment vehicles and other accounts over which the Fund's portfolio managers also have day-to-day management responsibilities. The tables provide the numbers of such accounts, the total assets in such accounts and the number of accounts and total assets whose fees are based on performance. The information is provided as of the Fund's fiscal year ended November 30, 2009.

--------------------------------------------------------------------------------
                         REGISTERED INVESTMENT COMPANIES
                              (excluding the Fund)
--------------------------------------------------------------------------------


                                                                   Total
                                                    Number of      Assets of
                     Total        Total             Registered     Registered
                     Number of    Assets of         Investment     Investment
                     Registered   Registered        Companies      Companies
                     Investment   Investment        Managed with   Managed with
                     Companies    Companies         Performance-   Performance-
Portfolio Manager    Managed      Managed           based Fees     based Fees
-----------------    -------      -------           ----------     ----------

Christopher Marx       63       $11,117,000,000      1           $3,807,000,000
Joseph G. Paul        183       $35,771,000,000      3           $6,805,000,000
John D. Phillips       63       $11,117,000,000      1           $3,807,000,000
David Yuen            146       $33,683,000,000      3           $6,805,000,000


--------------------------------------------------------------------------------

                        OTHER POOLED INVESTMENT VEHICLES
--------------------------------------------------------------------------------


                                                    Number         Total Assets
                     Total        Total             of Pooled      of Pooled
                     Number       Assets            Investment     Investment
                     of Pooled    of Pooled         Vehicles       Vehicles
                     Investment   Investment        Managed with   Managed with
                     Vehicles     Vehicles          Performance-   Performance-
Portfolio Manager    Managed      Managed           based Fees     based Fees
-----------------    -------      -------           ----------     ----------

Christopher Marx       50       $1,512,000,000       None             None
Joseph G. Paul        281      $16,181,000,000        1           $302,000,000
John D. Phillips       50       $1,512,000,000       None             None
David Yuen            209      $15,994,000,000        1           $302,000,000


--------------------------------------------------------------------------------

                                 OTHER ACCOUNTS
--------------------------------------------------------------------------------

                                                    Number
                     Total        Total             of Other       Total Assets
                     Number       Assets            Accounts       of Other
                     of Other     of Other          Managed with   Accounts with
                     Accounts     Accounts          Performance-   Performance-
Portfolio Manager    Managed      Managed           based Fees     based Fees
-----------------    -------      -------           ----------     ----------

Christopher Marx     33,203     $23,557,000,000      8              $614,000,000
Joseph G. Paul       33,721     $79,782,000,000      65           $6,313,000,000
John D. Phillips     33,203     $23,557,000,000      8              $614,000,000
David Yuen           33,725     $79,444,000,000      65           $6,313,000,000

      ALLIANCEBERNSTEIN SMALL/MID-CAP VALUE FUND. The management of and investment decisions for the Fund's portfolio are made by the Adviser's Small/Mid-Cap Value Senior Investment Management Team. Mr. Joseph G. Paul, Mr. James W. MacGregor and Mr. Andrew J. Weiner are the investment professionals(3) with the most significant responsibility for the day-to-day management of the Fund's portfolio. For additional information about the portfolio management of the Fund, see "Management of the Funds - Portfolio Managers" in the Fund's prospectuses.

--------

(3) Investment professionals at the Adviser include portfolio managers and research analysts. Investment professionals are part of investment groups (or teams) that service individual fund portfolios. The number of investment professionals assigned to a particular fund will vary from fund to fund.

      The dollar ranges of the Fund's equity securities owned directly or beneficially by the Fund's portfolio managers as of November 30, 2009 are set forth below:

                                                       DOLLAR RANGES OF EQUITY
                                                       SECURITIES IN THE FUND(4)
                                                       -------------------------
      Joseph G. Paul                                            None
      James W. MacGregor(5)                                 $0-$10,000
      Andrew J. Weiner                                          None

--------

(4) The ranges presented above include vested shares awarded under the Adviser's Partners Compensation Plan (the "Plan").

(5) For information presented as of the fiscal year ended November 30, 2009, with respect to Mr. MacGregor, if unvested shares awarded for calendar year 2009 and previous years under the Plan were included, the Range would be $100,001-%500,000

      As of November 30, 2009, employees of the Adviser had approximately $8,748,542 invested in shares of the Fund and approximately $380,671,779 in shares of all AllianceBernstein Mutual Funds (excluding AllianceBernstein money market funds) through their interests in certain deferred compensation plans, including the Partners Compensation Plan, including both vested and unvested amounts.

      The following tables provide information regarding registered investment companies other than the Fund, other pooled investment vehicles and other accounts over which the Fund's portfolio managers also have day-to-day management responsibilities. The tables provide the numbers of such accounts, the total assets in such accounts and the number of accounts and total assets whose fees are based on performance. The information is provided as of the Fund's fiscal year ended November 30, 2009.

--------------------------------------------------------------------------------
                         REGISTERED INVESTMENT COMPANIES
                              (excluding the Fund)
--------------------------------------------------------------------------------


                                                                   Total
                                                    Number of      Assets of
                     Total        Total             Registered     Registered
                     Number of    Assets of         Investment     Investment
                     Registered   Registered        Companies      Companies
                     Investment   Investment        Managed with   Managed with
                     Companies    Companies         Performance-   Performance-
Portfolio Manager    Managed      Managed           based Fees     based Fees
-----------------    -------      -------           ----------     ----------

Joseph G. Paul        183       $35,331,000,000        3          $6,805,000,000
James W. MacGregor    146       $33,243,000,000        3          $6,805,000,000
Andrew J. Weiner       41        $1,632,000,000      None              None

--------------------------------------------------------------------------------
                        OTHER POOLED INVESTMENT VEHICLES
--------------------------------------------------------------------------------


                                                    Number         Total Assets
                     Total        Total             of Pooled      of Pooled
                     Number       Assets            Investment     Investment
                     of Pooled    of Pooled         Vehicles       Vehicles
                     Investment   Investment        Managed with   Managed with
                     Vehicles     Vehicles          Performance-   Performance-
Portfolio Manager    Managed      Managed           based Fees     based Fees
-----------------    -------      -------           ----------     ----------

Joseph G. Paul        281        $16,181,000,000       1          $302,000,000
James W. MacGregor    209        $15,994,000,000       1          $302,000,000
Andrew J. Weiner       50          $167,000,000      None             None


--------------------------------------------------------------------------------
                                 OTHER ACCOUNTS
--------------------------------------------------------------------------------

                                                    Number
                     Total        Total             of Other       Total Assets
                     Number       Assets            Accounts       of Other
                     of Other     of Other          Managed with   Accounts with
                     Accounts     Accounts          Performance-   Performance-
Portfolio Manager    Managed      Managed           based Fees     based Fees
-----------------    -------      -------           ----------     ----------

Joseph G. Paul        33,725    $79,782,000,000       65          $6,313,000,000
James W. MacGregor    33,721    $79,444,000,000       65          $6,313,000,000
Andrew J. Weiner        37       $824,000,000        None              None


      ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND. The management of and investment decisions for the Fund's portfolio are made by the Adviser's International Value Senior Investment Management Team. Ms. Sharon E. Fay, Mr. Kevin F. Simms, Mr. Henry S. D'Auria and Mr. Eric J. Franco are the investment professionals(6) with the most significant responsibility for the day-to-day management of the Fund's portfolio. For additional information about the portfolio management of the Fund, see "Management of the Funds - Portfolio Managers" in the Fund's prospectuses.

--------
(6) Investment professionals at the Adviser include portfolio managers and research analysts. Investment professionals are part of investment groups (or teams) that service individual fund portfolios. The number of investment professionals assigned to a particular fund will vary from fund to fund.


      The dollar ranges of the Fund's equity securities owned directly or beneficially by the Fund's portfolio managers as of November 30, 2009 are set forth below:

                                                    DOLLAR RANGES OF EQUITY
                                                    SECURITIES IN THE FUND(7)
                                                    -------------------------

      Sharon E. Fay(8)                                       None
      Kevin F. Simms(8)                                      None
      Henry S. D'Auria                                $500,001-$1,000,000
      Eric J. Franco(8)                                      None

--------
(7) The ranges presented above include vested shares awarded under the Adviser's Partners Compensation Plan (the "Plan").

(8) For information presented as of the fiscal year ended November 30, 2009, with respect to each of Ms. Fay, Mr. Franco and Mr. Simms, if unvested shares awarded for calendar year 2009 and previous years under the Plan were included, the range would be $100,001-$500,000, $50,001-$100,000, and
      $500,001-$1,000,000, respectively.

      Overall, as of November 30, 2009, employees of the Adviser had approximately $29,783,111 invested in shares of the Fund and approximately $380,671,779 in shares of all AllianceBernstein Mutual Funds (excluding AllianceBernstein money market funds) through their interests in certain deferred compensation plans, including the Partners Compensation Plan, including both vested and unvested amounts.

      The following tables provide information regarding registered investment companies other than the Fund, other pooled investment vehicles and other accounts over which the Fund's portfolio managers also have day-to-day management responsibilities. The tables provide the numbers of such accounts, the total assets in such accounts and the number of accounts and total assets whose fees are based on performance. The information is provided as of the Fund's fiscal year ended November 30, 2009.

--------------------------------------------------------------------------------
                         REGISTERED INVESTMENT COMPANIES
                              (excluding the Fund)
--------------------------------------------------------------------------------

                                                                   Total
                                                    Number of      Assets of
                     Total        Total             Registered     Registered
                     Number of    Assets of         Investment     Investment
                     Registered   Registered        Companies      Companies
                     Investment   Investment        Managed with   Managed with
                     Companies    Companies         Performance-   Performance-
Portfolio Manager    Managed      Managed           based Fees     based Fees
-----------------    -------      -------           ----------     ----------

Sharon E. Fay         200        $34,982,000,000     3            $6,805,000,000
Kevin F. Simms        200        $34,982,000,000     3            $6,805,000,000
Henry S. D'Auria      200        $34,982,000,000     3            $6,805,000,000
Eric J. Franco         70        $15,851,000,000     1            $2,046,000,000

--------------------------------------------------------------------------------
                        OTHER POOLED INVESTMENT VEHICLES
--------------------------------------------------------------------------------

                                                    Number         Total Assets
                     Total        Total             of Pooled      of Pooled
                     Number       Assets            Investment     Investment
                     of Pooled    of Pooled         Vehicles       Vehicles
                     Investment   Investment        Managed with   Managed with
                     Vehicles     Vehicles          Performance-   Performance-
Portfolio Manager    Managed      Managed           based Fees     based Fees
-----------------    -------      -------           ----------     ----------

Sharon E. Fay         298        $20,629,000,000      3           $885,000,000
Kevin F. Simms        298        $20,629,000,000      3           $885,000,000
Henry S. D'Auria      298        $20,629,000,000      3           $885,000,000
Eric J. Franco        108         $7,471,000,000     None             None


--------------------------------------------------------------------------------
                                 OTHER ACCOUNTS
--------------------------------------------------------------------------------

                                                    Number
                     Total        Total             of Other       Total Assets
                     Number       Assets            Accounts       of Other
                     of Other     of Other          Managed with   Accounts with
                     Accounts     Accounts          Performance-   Performance-
Portfolio Manager    Managed      Managed           based Fees     based Fees
-----------------    -------      -------           ----------     ----------

Sharon E. Fay         33,839    $97,490,000,000      84          $8,995,000,000
Kevin F. Simms        33,839    $97,490,000,000      84          $8,995,000,000
Henry S. D'Auria      33,839    $97,490,000,000      84          $8,995,000,000
Eric J. Franco          184     $21,610,000,000       8          $1,397,000,000



      ALLIANCEBERNSTEIN GLOBAL VALUE FUND. The management of and investment decisions for the Fund's portfolio are made by the Adviser's Global Value Senior Investment Management Team. Ms. Sharon E. Fay, Mr. Kevin F. Simms, Mr. Henry S. D'Auria and Mr. Eric J. Franco are the investment professionals(9) with the most significant responsibility for the day-to-day management of the Fund's portfolio. For additional information about the portfolio management of the Fund, see "Management of the Funds - Portfolio Managers" in the Fund's prospectuses.

--------
(9) Investment professionals at the Adviser include portfolio managers and research analysts. Investment professionals are part of investment groups (or teams) that service individual fund portfolios. The number of investment professionals assigned to a particular fund will vary from fund to fund.


      The dollar ranges of the Fund's equity securities owned directly or beneficially by the Fund's portfolio managers as of November 30, 2009 are set forth below:

                                                   DOLLAR RANGES OF EQUITY
                                                   SECURITIES IN THE FUND(10)
                                                   -------------------------

      Sharon E. Fay(11)                                     None
      Kevin F. Simms(11)                                 $1-$10,000
      Henry S. D'Auria(11)                           $500,001-$1,000,000
      Eric J. Franco                                        None

--------
(10) The ranges presented above include vested shares awarded under the Adviser's Partners Compensation Plan (the "Plan").

(11) For information presented as of the fiscal year ended November 30, 2009, with respect to each of Ms. Fay, Mr. Simms and Mr. D'Auria, if unvested shares for calendar year 2009 and previous years under the Plan were included, the ranges would be $500,001-$1,000,000 and over $1,000,000, respectively.


      As of November 30, 2009, employees of the Adviser had approximately $34,333,298 invested in shares of the Fund and approximately $380,671,779 in shares of all AllianceBernstein Mutual Funds (excluding AllianceBernstein money market funds) through their interests in certain deferred compensation plans, including the Partners Compensation Plan, including both vested and unvested amounts.

      The following tables provide information regarding registered investment companies other than the Fund, other pooled investment vehicles and other accounts over which the Fund's portfolio managers also have day-to-day management responsibilities. The tables provide the numbers of such accounts, the total assets in such accounts and the number of accounts and total assets whose fees are based on performance. The information is provided as of the Fund's fiscal year ended November 30, 2009.


--------------------------------------------------------------------------------
                         REGISTERED INVESTMENT COMPANIES
                              (excluding the Fund)
--------------------------------------------------------------------------------

                                                                   Total
                                                    Number of      Assets of
                     Total        Total             Registered     Registered
                     Number of    Assets of         Investment     Investment
                     Registered   Registered        Companies      Companies
                     Investment   Investment        Managed with   Managed with
                     Companies    Companies         Performance-   Performance-
Portfolio Manager    Managed      Managed           based Fees     based Fees
-----------------    -------      -------           ----------     ----------

Sharon E. Fay         200       $39,141,000,000      3            $6,805,000,000
Kevin F. Simms        200       $39,141,000,000      3            $6,805,000,000
Henry S. D'Auria      200       $39,141,000,000      3            $6,805,000,000
Eric J. Franco         71       $20,206,000,000      1            $2,046,000,000


--------------------------------------------------------------------------------
                        OTHER POOLED INVESTMENT VEHICLES
--------------------------------------------------------------------------------

                                                    Number         Total Assets
                     Total        Total             of Pooled      of Pooled
                     Number       Assets            Investment     Investment
                     of Pooled    of Pooled         Vehicles       Vehicles
                     Investment   Investment        Managed with   Managed with
                     Vehicles     Vehicles          Performance-   Performance-
Portfolio Manager    Managed      Managed           based Fees     based Fees
-----------------    -------      -------           ----------     ----------

Sharon E. Fay         298      $20,629,000,000        3           $885,000,000
Kevin F. Simms        298      $20,629,000,000        3           $885,000,000
Henry S. D'Auria      298      $20,629,000,000        3           $885,000,000
Eric J. Franco        108       $7,471,000,000       None             None


--------------------------------------------------------------------------------
                                 OTHER ACCOUNTS
--------------------------------------------------------------------------------

                                                    Number
                     Total        Total             of Other       Total Assets
                     Number       Assets            Accounts       of Other
                     of Other     of Other          Managed with   Accounts with
                     Accounts     Accounts          Performance-   Performance-
Portfolio Manager    Managed      Managed           based Fees     based Fees
-----------------    -------      -------           ----------     ----------

Sharon E. Fay         33,839     $97,490,000,000     84          $8,995,000,000
Kevin F. Simms        33,839     $97,490,000,000     84          $8,995,000,000
Henry S. D'Auria      33,839     $97,490,000,000     84          $8,995,000,000
Eric J. Franco          184      $21,610,000,000      8          $1,397,000,000

      ALLIANCEBERNSTEIN GROWTH AND INCOME FUND. Mr. Frank Caruso is the investment professional(12) primarily responsible for the day-to-day management of the Fund's portfolio. For additional information about the portfolio management of the Fund, see "Management of the Funds - Portfolio Managers" in the Fund's prospectuses.

      As of the Fund's fiscal year ended October 31, 2009, Mr. Caruso did not own either directly or beneficially any of the Fund's securities.

--------
(12) Investment professionals at the Adviser include portfolio managers and research analysts. Investment professionals are part of investment groups (or teams) that service individual fund portfolios. The number of investment professionals assigned to a particular fund will vary from fund to fund.


      As of October 31, 2009, employees of the Adviser had approximately $5,554,166 invested in shares of the Fund and approximately $368,616,119 in shares of all AllianceBernstein Mutual Funds (excluding AllianceBernstein money market funds) through their interests in certain deferred compensation plans, including the Partners Compensation Plan, including both vested and unvested amounts.

      The following tables provide information regarding registered investment companies other than the Fund, other pooled investment vehicles and other accounts over which Mr. Caruso also has day-to-day management responsibilities. The tables provide the numbers of such accounts, the total assets in such accounts and the number of accounts and total assets whose fees are based on performance. The information is provided as of the Fund's fiscal year ended October 31, 2009.

--------------------------------------------------------------------------------
                        REGISTERED INVESTMENT COMPANIES
                              (excluding the Fund)
--------------------------------------------------------------------------------

                                                Number of          Total Assets
                                                Registered         of Registered
                                                Investment         Investment
                          Total Assets of       Companies          Companies
Total Number of           Registered            Managed with       Managed with
Registered Investment     Investment            Performance-       Performance-
Companies Managed         Companies Managed     based Fees         based Fees
-----------------         -----------------     ----------         ----------

     8                    $3,453,000,000          None                None


--------------------------------------------------------------------------------
                           POOLED INVESTMENT VEHICLES
--------------------------------------------------------------------------------

                                                Number of          Total Assets
                                                Pooled             of Pooled
                                                Investment         Investment
                          Total Assets          Vehicles           Vehicles
Total Number of           of Pooled             Managed with       Managed with
Pooled Investment         Investment            Performance-       Performance-
Vehicles Managed          Vehicles Managed      based Fees         based Fees
-----------------         -----------------     ----------         ----------

     6                     83,000,000             None                 None

--------------------------------------------------------------------------------
                                 OTHER ACCOUNTS
--------------------------------------------------------------------------------

                                         Number of            Total Assets
                     Total               Other Accounts       of Other
Total Number         Assets of           Managed with         Accounts with
of Other             Other               Performance-         Performance-
Accounts Managed     Accounts Managed    based Fees           based Fees
----------------     ----------------    -----------          -----------

     25             $3,283,000,000           2                $2,554,000,000


      ALLIANCEBERNSTEIN CORE OPPORTUNITIES FUND. Mr. Frank Caruso is the investment professional(13) primarily responsible for the day-to-day management of the Fund's portfolio. For additional information about the portfolio management of the Fund, see "Management of the Funds - Portfolio Managers" in the Fund's prospectuses. As of the Fund's fiscal year ended November 30, 2009, the dollar range of the Fund's equity securities owned directly or beneficially by Mr. Caruso was $956.
--------
(13) Investment professionals at the Adviser include portfolio managers and research analysts. Investment professionals are part of investment groups (or teams) that service individual fund portfolios. The number of investment professionals assigned to a particular fund will vary from fund to fund.


      As of November 30, 2009, employees of the Adviser had approximately $380,671,779 invested in shares of all AllianceBernstein Mutual Funds (excluding AllianceBernstein money market funds) through their interests in certain deferred compensation plans, including the Partners Compensation Plan, including both vested and unvested amounts.

      The following tables provide information regarding registered investment companies other than the Fund, other pooled investment vehicles and other accounts over which Mr. Caruso also has day-to-day management responsibilities. The tables provide the numbers of such accounts, the total assets in such accounts and the number of accounts and total assets whose fees are based on performance. The information is provided as of the Fund's fiscal year ended November 30, 2009.

--------------------------------------------------------------------------------
                        REGISTERED INVESTMENT COMPANIES
                              (excluding the Fund)
--------------------------------------------------------------------------------

                                                Number of          Total Assets
                                                Registered         of Registered
                                                Investment         Investment
                          Total Assets of       Companies          Companies
Total Number of           Registered            Managed with       Managed with
Registered Investment     Investment            Performance-       Performance-
Companies Managed         Companies Managed     based Fees         based Fees
-----------------         -----------------     ----------         ----------

     8                     $5,154,000,000           0                 None


--------------------------------------------------------------------------------
                           POOLED INVESTMENT VEHICLES
--------------------------------------------------------------------------------

                                                Number of          Total Assets
                                                Pooled             of Pooled
                                                Investment         Investment
                          Total Assets          Vehicles           Vehicles
Total Number of           of Pooled             Managed with       Managed with
Pooled Investment         Investment            Performance-       Performance-
Vehicles Managed          Vehicles Managed      based Fees         based Fees
-----------------         -----------------     ----------         ----------

     6                      $88,000,000             0                 None

--------------------------------------------------------------------------------
                                 OTHER ACCOUNTS
--------------------------------------------------------------------------------

                                         Number of            Total Assets
                     Total               Other Accounts       of Other
Total Number         Assets of           Managed with         Accounts with
of Other             Other               Performance-         Performance-
Accounts Managed     Accounts Managed    based Fees           based Fees
----------------     ----------------    -----------          -----------

     25             $3,449,000,000          2                $2,687,000,000

      ALLIANCEBERNSTEIN BALANCED SHARES. The management of and investment decisions for AllianceBernstein Balanced Shares are made by the Balanced Shares Investment Team, comprised of senior members of the Relative Value Investment Team and senior members of the U.S. Investment Grade Core Fixed-Income Team. Each Team relies heavily on the fundamental analysis and research of the Adviser's large internal research staff.

      While the members of the Balanced Shares Investment Team work jointly to determine the Fund's investment strategy, as of April 1, 2007, Mr. Frank Caruso, CFA, who is the CIO of the Relative Value Investment Team is responsible for the day-to-day management of the equity component of the Fund's portfolio. The debt component of the Fund is managed by the U.S. Investment Grade Core Fixed-Income Team. For additional information about the portfolio management of the Fund, see "Management of the Funds - Portfolio Managers" in the Fund's prospectuses.

      The dollar range of the Fund's equity securities owned directly or beneficially by the Fund's portfolio managers as of November 30, 2009 is set forth below:

                                                        DOLLAR RANGE OF EQUITY
                                                        SECURITIES IN THE FUND
                                                        ----------------------

Frank Caruso                                                     None
Paul J. DeNoon(14)                                               None
Shawn E. Keegan                                                  None
Joran Laird                                                      None
Alison M. Martier                                                None
Douglas J. Peebles                                               None
Greg J. Wilensky                                                 None

--------
(14) Mr. DeNoon became jointly and primarily responsible for the Fund's debt component as of January 2009.

      As of November 30, 2009, employees of the Adviser had approximately $380,671,779 in shares of all AllianceBernstein Mutual Funds (excluding AllianceBernstein money market funds) through their interests in certain deferred compensation plans, including the Partners Compensation Plan, including both vested and unvested amounts.

      The following tables provide information regarding registered investment companies other than the Fund, other pooled investment vehicles and other accounts over which the Fund's portfolio managers also have day-to-day management responsibilities. The tables provide the numbers of such accounts, the total assets in such accounts and the number of accounts and total assets whose fees are based on performance. The information is provided as of the Fund's fiscal year ended November 30, 2009.

--------------------------------------------------------------------------------
                         REGISTERED INVESTMENT COMPANIES
                              (excluding the Fund)
--------------------------------------------------------------------------------

                                                                   Total
                                                    Number of      Assets of
                     Total        Total             Registered     Registered
                     Number of    Assets of         Investment     Investment
                     Registered   Registered        Companies      Companies
                     Investment   Investment        Managed with   Managed with
                     Companies    Companies         Performance-   Performance-
Portfolio Manager    Managed      Managed           based Fees     based Fees
-----------------    -------      -------           ----------     ----------

Frank Caruso          8         $4,769,000,000       None              None
Paul J. DeNoon        18        $9,581,000,000         1            13,000,000
Shawn E. Keegan       38       $11,774,000,000       None              None
Joran Laird           37       $10,584,000,000       None              None
Alison M. Martier     38       $11,774,000,000       None              None
Douglas J. Peebles    83       $22,762,000,000         1            13,000,000
Greg J. Wilensky      67       $12,607,000,000         1            13,000,000

--------------------------------------------------------------------------------
                           POOLED INVESTMENT VEHICLES
--------------------------------------------------------------------------------

                                                    Number         Total Assets
                     Total        Total             of Pooled      of Pooled
                     Number       Assets            Investment     Investment
                     of Pooled    of Pooled         Vehicles       Vehicles
                     Investment   Investment        Managed with   Managed with
                     Vehicles     Vehicles          Performance-   Performance-
Portfolio Manager    Managed      Managed           based Fees     based Fees
-----------------    -------      -------           ----------     ----------

Frank Caruso            6           $88,000,000      None             None
Paul J. DeNoon         29       $19,240,000,000        1           168,000,000
Shawn E. Keegan        43          $303,000,000      None             None
Joran Laird            43          $303,000,000      None             None
Alison M. Martier      43          $303,000,000      None             None
Douglas J. Peebles    118       $31,407,000,000        2         3,913,000,000
Greg J. Wilensky       63        $1,407,000,000        1           168,000,000

--------------------------------------------------------------------------------
                                 OTHER ACCOUNTS
--------------------------------------------------------------------------------

                                                    Number
                     Total        Total             of Other       Total Assets
                     Number       Assets            Accounts       of Other
                     of Other     of Other          Managed with   Accounts with
                     Accounts     Accounts          Performance-   Performance-
Portfolio Manager    Managed      Managed           based Fees     based Fees
-----------------    -------      -------           ----------     ----------

Frank Caruso           25        $3,449,000,000       2           2,687,000,000
Paul J. DeNoon         80       $22,044,000,000       5           2,616,000,000
Shawn E. Keegan        93        $6,859,000,000       2             635,000,000
Joran Laird            93        $6,859,000,000       2             635,000,000
Alison M. Martier      93        $6,859,000,000       2             635,000,000
Douglas J. Peebles    327       $89,178,000,000      12           5,166,000,000
Greg J. Wilensky       98        $7,047,000,000       2             635,000,000

      ALLIANCEBERNSTEIN UTILITY INCOME FUND. Ms. Anne Tsao is the investment professional(15) primarily responsible for the day-to-day management of the Fund's portfolio. For additional information about the portfolio management of the Fund, see "Management of the Funds - Portfolio Managers" in the Fund's prospectuses.

--------
(15) Investment professionals at the Adviser include portfolio managers and research analysts. Investment professionals are part of investment groups (or teams) that service individual fund portfolios. The number of investment professionals assigned to a particular fund will vary from fund to fund.


      As of the Fund's fiscal year ended November 30, 2009, Ms. Tsao did not own directly or beneficially any of the Fund's securities.

      As of November 30, 2009, employees of the Adviser had approximately $380,671,779 invested in shares of all AllianceBernstein Mutual Funds (excluding AllianceBernstein money market funds) through their interests in certain deferred compensation plans, including the Partners Compensation Plan, including both vested and unvested amounts.

      The following tables provide information regarding registered investment companies other than the Fund, other pooled investment vehicles and other accounts over which Ms. Tsao also has day-to-day management responsibilities. The tables provide the numbers of such accounts, the total assets in such accounts and the number of accounts and total assets whose fees are based on performance. The information is provided as of the Fund's fiscal year ended November 30, 2009.

-------------------------------------------------------------------------------
                        REGISTERED INVESTMENT COMPANIES
                              (excluding the Fund)
--------------------------------------------------------------------------------

                                                Number of          Total Assets
                                                Registered         of Registered
                                                Investment         Investment
                          Total Assets of       Companies          Companies
Total Number of           Registered            Managed with       Managed with
Registered Investment     Investment            Performance-       Performance-
Companies Managed         Companies Managed     based Fees         based Fees
-----------------         -----------------     ----------         ----------

     None                     None                None                None

--------------------------------------------------------------------------------
                           POOLED INVESTMENT VEHICLES
--------------------------------------------------------------------------------

                                                Number of          Total Assets
                                                Pooled             of Pooled
                                                Investment         Investment
                          Total Assets          Vehicles           Vehicles
Total Number of           of Pooled             Managed with       Managed with
Pooled Investment         Investment            Performance-       Performance-
Vehicles Managed          Vehicles Managed      based Fees         based Fees
-----------------         -----------------     ----------         ----------

     None                     None                None                None

--------------------------------------------------------------------------------
                                 OTHER ACCOUNTS
--------------------------------------------------------------------------------

                                         Number of            Total Assets
                     Total               Other Accounts       of Other
Total Number         Assets of           Managed with         Accounts with
of Other             Other               Performance-         Performance-
Accounts Managed     Accounts Managed    based Fees           based Fees
----------------     ----------------    -----------          -----------

     None                None              None                   None


      ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND. The management of and investment decisions for the Fund's portfolio are made by the Adviser's Global REIT Senior Investment Management Team. Mses. Teresa Marziano and Diane Won and Mr. Prashant Tewari are the investment professionals(16) with the most significant responsibility for the day-to-day management of the Fund's portfolio. For additional information about the portfolio management of the Fund, see "Management of the Funds - Portfolio Managers" in the Fund's prospectuses.
--------
(16) Investment professionals at the Adviser include portfolio managers and research analysts. Investment professionals are part of investment groups (or teams) that service individual fund portfolios. The number of investment professionals assigned to a particular fund will vary from fund to fund.

      The dollar range of the Fund's equity securities owned directly or beneficially by the Fund's portfolio managers as of November 30, 2009 is set forth below:

                                                DOLLAR RANGE OF EQUITY
                                                SECURITIES IN THE FUND
                                                ----------------------

      Teresa Marziano                                    None
      Prashant Tewari                                    None
      Diane Won                                          None

      As of November 30, 2009, employees of the Adviser had approximately $380,671,779 invested in shares of all AllianceBernstein Mutual Funds (excluding AllianceBernstein money market funds) through their interests in certain deferred compensation plans, including the Partners Compensation Plan, including both vested and unvested amounts.

      The following tables provide information regarding registered investment companies other than the Fund, other pooled investment vehicles and other accounts over which the Fund's portfolio managers also have day-to-day management responsibilities. The tables provide the numbers of such accounts, the total assets in such accounts and the number of accounts and total assets whose fees are based on performance. The information is provided as of the Fund's fiscal year ended November 30, 2009.

--------------------------------------------------------------------------------
                         REGISTERED INVESTMENT COMPANIES
                              (excluding the Fund)
--------------------------------------------------------------------------------

                                                                   Total
                                                    Number of      Assets of
                     Total        Total             Registered     Registered
                     Number of    Assets of         Investment     Investment
                     Registered   Registered        Companies      Companies
                     Investment   Investment        Managed with   Managed with
                     Companies    Companies         Performance-   Performance-
Portfolio Manager    Managed      Managed           based Fees     based Fees
-----------------    -------      -------           ----------     ----------

Teresa Marziano       36        $1,967,000,000       None           None
Prashant Tewari       36        $1,967,000,000       None           None
Diane Won             36        $1,967,000,000       None           None

--------------------------------------------------------------------------------
                           POOLED INVESTMENT VEHICLES
--------------------------------------------------------------------------------

                                                    Number         Total Assets
                     Total        Total             of Pooled      of Pooled
                     Number       Assets            Investment     Investment
                     of Pooled    of Pooled         Vehicles       Vehicles
                     Investment   Investment        Managed with   Managed with
                     Vehicles     Vehicles          Performance-   Performance-
Portfolio Manager    Managed      Managed           based Fees     based Fees
-----------------    -------      -------           ----------     ----------

Teresa Marziano       72         $187,000,000        None           None
Prashant Tewari       72         $187,000,000        None           None
Diane Won             72         $187,000,000        None           None

--------------------------------------------------------------------------------
                                 OTHER ACCOUNTS
--------------------------------------------------------------------------------

                                                    Number
                     Total        Total             of Other       Total Assets
                     Number       Assets            Accounts       of Other
                     of Other     of Other          Managed with   Accounts with
                     Accounts     Accounts          Performance-   Performance-
Portfolio Manager    Managed      Managed           based Fees     based Fees
-----------------    -------      -------           ----------     ----------

Teresa Marziano       25        $3,449,000,000       None           None
Prashant Tewari       25        $3,449,000,000       None           None
Diane Won             25        $3,449,000,000       None           None

Investment Professional Conflict of Interest Disclosure
-------------------------------------------------------

      As an investment adviser and fiduciary, the Adviser owes its clients and shareholders an undivided duty of loyalty. We recognize that conflicts of interest are inherent in our business and accordingly have developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including AllianceBernstein Mutual Funds, and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably. We place the interests of our clients first and expect all of our employees to meet their fiduciary duties.

      Employee Personal Trading. The Adviser has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of the Adviser own, buy or sell securities which may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, the Adviser permits its employees to engage in personal securities transactions, and also allows them to acquire investments in the AllianceBernstein Mutual Funds through direct purchase and/or notionally in connection with deferred incentive compensation awards. The Adviser's Code of Ethics and Business Conduct requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by the Adviser. The Code also requires preclearance of all securities transactions (except transactions in open-end mutual funds) and imposes a 90-day holding period for securities purchased by employees to discourage short-term trading.

      Managing Multiple Accounts for Multiple Clients. The Adviser has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for multiple clients. Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. The investment professional or investment professional teams for each client may have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Among other things, the Adviser's policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment recommendations by analysts so that investment professionals are better able to develop investment strategies for all accounts they manage. In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts and ensuring that accounts are treated equitably. No investment professional that manages client accounts carrying performance fees is compensated directly or specifically for the performance of those accounts. Investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for our clients and is not tied specifically to the performance of any particular client's account, nor is it directly tied to the level or change in level of assets under management.

      Allocating Investment Opportunities. The Adviser has policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities. These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The investment professionals at the Adviser routinely are required to select and allocate investment opportunities among accounts. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities. Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

      The Adviser's procedures are also designed to prevent potential conflicts of interest that may arise when the Adviser has a particular financial incentive, such as a performance-based management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which the Adviser could share in investment gains.

      To address these conflicts of interest, the Adviser's policies and procedures require, among other things, the prompt dissemination to investment professionals of any initial or changed investment recommendations by analysts; the aggregation of orders to facilitate best execution for all accounts; price averaging for all aggregated orders; objective allocation for limited investment opportunities (e.g., on a rotational basis) to ensure fair and equitable allocation among accounts; and limitations on short sales of securities. These procedures also require documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account.

Portfolio Manager Compensation
------------------------------

      The Adviser's compensation program for investment professionals is designed to be competitive and effective in order to attract and retain the highest caliber employees. The compensation program for investment professionals is designed to reflect their ability to generate long-term investment success for our clients, including shareholders of the AllianceBernstein Mutual Funds. Investment professionals' annual compensation is comprised of the following:

      (i) Fixed base salary: This is generally the smallest portion of compensation. The base salary is a relatively low, fixed salary within a similar range for all investment professionals. The base salary is determined at the outset of employment based on level of experience, does not change significantly from year-to-year and hence, is not particularly sensitive to performance.

      (ii) Discretionary incentive compensation in the form of an annual cash bonus: The Adviser's overall profitability determines the total amount of incentive compensation available to investment professionals. This portion of compensation is determined subjectively based on qualitative and quantitative factors. In evaluating this component of an investment professional's compensation, the Adviser considers the contribution to his/her team or discipline as it relates to that team's overall contribution to the long-term investment success, business results and strategy of the Adviser. Quantitative factors considered include, among other things, relative investment performance (e.g., by comparison to competitor or peer group funds or similar styles of investments, and appropriate, broad-based or specific market indices), and consistency of performance. There are no specific formulas used to determine this part of an investment professional's compensation and the compensation is not tied to any pre-determined or specified level of performance. The Adviser also considers qualitative factors such as the complexity and risk of investment strategies involved in the style or type of assets managed by the investment professional; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities; and fulfillment of the Adviser's leadership criteria.


      (iii) Discretionary incentive compensation in the form of awards under the Adviser's Partners Compensation Plan ("deferred awards"): The Adviser's overall profitability determines the total amount of deferred awards available to investment professionals. The deferred awards are allocated among investment professionals based on criteria similar to those used to determine the annual cash bonus. There is no fixed formula for determining these amounts. Deferred awards, for which, prior to 2009, there were various investment options, vest over a four-year period and are generally forfeited if the employee resigns or the Adviser terminates his/her employment. Prior to 2009, investment options under the deferred awards plan included many of the same AllianceBernstein Mutual Funds offered to mutual fund investors. In 2009, all deferred awards were in the form of the Adviser's publicly traded equity securities.(17)


--------
(17) Prior to 2002, investment professional compensation also included discretionary long-term incentive in the form of restricted grants of the Adviser's Master Limited Partnership Units.


      (iv) Contributions under the Adviser's Profit Sharing/401(k) Plan: The contributions are based on the Adviser's overall profitability. The amount and allocation of the contributions are determined at the sole discretion of the Adviser.

      (v) Compensation under the Adviser's Special Option Program: Under this program, certain investment professionals may be permitted to allocate a portion of their deferred awards to options to buy the Adviser's publicly traded equity securities, and to receive a two-for-one match of such allocated amount. The determination of who may be eligible to participate in the Special Option Program is made at the sole discretion of the Adviser.

Board of Directors Information
------------------------------

      The business and affairs of each Fund are managed under the direction of the Boards, which are comprised of the same directors/trustees ("Directors") for all Funds. Certain information concerning the Directors is set forth below.

                                                                   OTHER
                                                       PORTFOLIOS  TRUSTEE-
                                 PRINCIPAL             IN FUND     SHIPS/
                                 OCCUPATION(S)         COMPLEX     DIRECTOR-
NAME, ADDRESS,*                  DURING PAST           OVERSEEN    SHIPS HELD
AGE AND (YEAR ELECTED**)         5 YEARS               BY TRUSTEE  BY TRUSTEE
------------------------         --------              ----------- ----------

DISINTERESTED DIRECTORS

Chairman of the Board

William H. Foulk, Jr., +,#       Investment Adviser       90       None
77                               and an Independent
(1992 - Balanced Shares)         Consultant.
(1993 - Utility Income)          Previously, he was
(1996 - Global Real Estate)      Senior Manager of
(1998 - Growth and Income)       Barrett Associates,
(1999 - Core Opportunities)      Inc., a registered
(2001 - Value Fund, Small/Mid    investment adviser,
Cap Value, International Value,  with which he had
Global Value)                    been associated
                                 since prior to 2005.
                                 He was formerly
                                 Deputy Comptroller
                                 and Chief Investment
                                 Officer of the State
                                 of New York and,
                                 prior thereto, Chief
                                 Investment Officer
                                 of the New York Bank
                                 for Savings.

John H. Dobkin, #                Consultant.              88       None
68                               Formerly, President
(1992 - Balanced Shares)         of Save Venice, Inc.
(1993 - Utility Income)          (preservation
(1996 - Global Real Estate)      organization) from
(1998 - Growth and Income)       2001-2002, Senior
(1999 - Core Opportunities)      Advisor from June
(2001 - Value Fund, Small/Mid    1999-June 2000 and
Cap Value, International Value,  President of
Global Value)                    Historic Hudson
                                 Valley (historic
                                 preservation) from
                                 December 1989-May
                                 1999.  Previously,
                                 Director of the
                                 National Academy of
                                 Design.

Michael J. Downey, #             Private Investor         88       Asia
66                               since prior to 2005.              Pacific
2005 - All Funds                 Formerly, managing                Fund, Inc.
                                 partner of Lexington              and The
                                 Capital, LLC                      Merger
                                 (investment advisory              Fund
                                 firm) from December
                                 1997 until December
                                 2003.  From 1987
                                 until 1993, Chairman
                                 and CEO of
                                 Prudential Mutual
                                 Fund Management.

D. James Guzy, #                 Chairman of the          88       Cirrus
73                               Board of PLX                      Logic
2005 - All Funds                 Technology                        Corporation
                                 (semi-conductors)                 (semi-
                                 and of SRC Computers              conductors)
                                 Inc., with which he
                                 has been associated
                                 since prior to 2005.
                                 He was formerly a
                                 Director of the
                                 Intel Corporation
                                 (semi-conductors)
                                 until May 2008.

Nancy P. Jacklin, #              Professorial             88       None
61                               Lecturer at the
2006 - All Funds                 Johns Hopkins School
                                 of Advanced
                                 International
                                 Studies in the
                                 2009-2010 academic
                                 year.  Formerly,
                                 U.S. Executive
                                 Director of the
                                 International
                                 Monetary Fund
                                 (December 2002-May
                                 2006); Partner,
                                 Clifford Chance
                                 (1992-2002); Sector
                                 Counsel,
                                 International
                                 Banking and Finance,
                                 and Associate
                                 General Counsel,
                                 Citicorp
                                 (1985-1992);
                                 Assistant General
                                 Counsel
                                 (International),
                                 Federal Reserve
                                 Board of Governors
                                 (1982-1985); and
                                 Attorney Advisor,
                                 U.S. Department of
                                 the Treasury
                                 (1973-1982).  Member
                                 of the Bar of the
                                 District of Columbia
                                 and of New York; and
                                 member of the
                                 Council on Foreign
                                 Relations.

Garry L. Moody, #                Formerly, Partner,       87       None
57                               Deloitte & Touche
2008 - All Funds                 LLP, Vice Chairman,
                                 and U.S. and Global
                                 Managing Partner,
                                 Investment
                                 Management Services
                                 Group 1995-2008.

Marshall C. Turner, Jr., #       Interim CEO of MEMC      88       Xilinx, Inc.
68                               Electronic                        (programmable
2005 - All Funds                 Materials, Inc.                   logic semi-
                                 (semi-conductor and               conductors)
                                 solar cell                        and MEMC
                                 substrates) from                  Electronic
                                 November 2008 until               Materials,
                                 March 2, 2009.  He                Inc.
                                 was Chairman and CEO
                                 of Dupont
                                 Photomasks, Inc.
                                 (components of
                                 semi-conductor
                                 manufacturing),
                                 2003-2005, and
                                 President and CEO,
                                 2005-2006, after the
                                 company was renamed
                                 Toppan Photomasks,
                                 Inc.

Earl D. Weiner, #                Of Counsel, and          88       None
70                               Partner prior to
2007 - All Funds                 January 2007, of the
                                 law firm Sullivan &
                                 Cromwell LLP and
                                 member of ABA
                                 Federal Regulation
                                 of Securities
                                 Committee Task Force
                                 to draft Fund Director's
                                 Guidebook.

--------
* The address for each of the Fund's disinterested Trustees is c/o AllianceBernstein L.P., Attention: Philip L. Kirstein, 1345 Avenue of the Americas, New York, NY 10105.
**    There is no stated term of office for the Trustees.

+     Member of the Fair Value Pricing Committee.

# Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

      Each Fund's Board has four standing committees - an Audit Committee, a Governance and Nominating Committee, a Fair Value Pricing Committee and an Independent Directors Committee. The members of the Audit, Governance and Nominating, Fair Value Pricing, and Independent Directors Committees are identified above.

      The function of the Audit Committee is to assist the Boards in their oversight of the Funds' financial reporting process. The Audit Committee of Value Fund, Small/Mid Cap Value, International Value, Global Value, Growth and Income, Core Opportunities, Balanced Shares, Utility Income and Global Real Estate met twice, twice, twice, twice, twice, twice, twice, twice and twice, respectively, during each Fund's most recently completed fiscal year.

      The function of the Governance and Nominating Committee includes the nomination of persons to fill any vacancies or newly created positions of the Trustees. The Governance and Nominating Committee of Value Fund, Small/Mid Cap Value, International Value, Global Value, Growth and Income, Core Opportunities, Balanced Shares, Utility Income and Global Real Estate met four times, four times, four times, four times, four times, four times, four times, four times and four times, respectively, during each Fund's most recently completed fiscal year.

      The Governance and Nominating Committee has a charter and, pursuant to the charter, the Governance and Nominating Committee will consider candidates for nomination as a trustee submitted by a shareholder or group of shareholders who have beneficially owned at least 5% of a Fund's common stock or shares of beneficial interest for at least two years at the time of submission and who timely provide specified information about the candidates and the nominating shareholder or group. To be timely for consideration by the Governance and Nominating Committee, the submission, including all required information, must be submitted in writing to the attention of the Secretary at the principal executive offices of the Trust not less than 120 days before the date of the proxy statement for the previous year's annual meeting of shareholders. If the Funds did not hold an annual meeting of shareholders in the previous year, the submission must be delivered or mailed and received within a reasonable amount of time before the Funds begin to print and mail its proxy materials. Public notice of such upcoming annual meeting of shareholders may be given in a shareholder report or other mailing to shareholders or by other means deemed by the Governance and Nominating Committee or the Board to be reasonably calculated to inform shareholders.

      Shareholders submitting a candidate for consideration by the Governance and Nominating Committee must provide the following information to the Governance and Nominating Committee: (i) a statement in writing setting forth
(A) the name, date of birth, business address and residence address of the candidate; (B) any position or business relationship of the candidate, currently or within the preceding five years, with the shareholder or an associated person of the shareholder as defined below; (C) the class or series and number of all shares of a Fund owned of record or beneficially by the candidate; (D) any other information regarding the candidate that is required to be disclosed about a nominee in a proxy statement or other filing required to be made in connection with the solicitation of proxies for election of Directors pursuant to Section 20 of the 1940 Act and the rules and regulations promulgated thereunder; (E) whether the shareholder believes that the candidate is or will be an "interested person" of the Funds (as defined in the 1940 Act) and, if believed not to be an "interested person," information regarding the candidate that will be sufficient for the Funds to make such determination; and (F) information as to the candidate's knowledge of the investment company industry, experience as a director or senior officer of public companies, directorships on the boards of other registered investment companies and educational background; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Director if elected; (iii) the written and signed agreement of the candidate to complete a directors' and officers' questionnaire if elected; (iv) the shareholder's consent to be named as such by the Funds; (v) the class or series and number of all shares of a fund of the Funds owned beneficially and of record by the shareholder and any associated person of the shareholder and the dates on which such shares were acquired, specifying the number of shares owned beneficially but not of record by each, and stating the names of each as they appear on the Funds' record books and the names of any nominee holders for each; and (vi) a description of all arrangements or understandings between the shareholder, the candidate and/or any other person or persons (including their names) pursuant to which the recommendation is being made by the shareholder. "Associated Person of the shareholder" means any person who is required to be identified under clause (vi) of this paragraph and any other person controlling, controlled by or under common control with, directly or indirectly, (a) the shareholder or (b) the associated person of the shareholder.

      The Governance and Nominating Committee may require the shareholder to furnish such other information as it may reasonably require or deem necessary to verify any information furnished pursuant to the nominating procedures described above or to determine the qualifications and eligibility of the candidate proposed by the shareholder to serve on the Board. If the shareholder fails to provide such other information in writing within seven days of receipt of written request from the Governance and Nominating Committee, the recommendation of such candidate as a nominee will be deemed not properly submitted for consideration, and will not be considered, by the Committee.

      The Governance and Nominating Committee will consider only one candidate submitted by such a shareholder or group for nomination for election at an annual meeting of shareholders. The Governance and Nominating Committee will not consider self-nominated candidates. The Governance and Nominating Committee will consider and evaluate candidates submitted by shareholders on the basis of the same criteria as those used to consider and evaluate candidates submitted from other sources. These criteria include the candidate's relevant knowledge, experience, and expertise, the candidate's ability to carry out his or her duties in the best interests of the Funds, the candidate's ability to qualify as a disinterested Director or Trustee and such other criteria as the Governance and Nominating Committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies or other factors.

      The function of the Fair Value Pricing Committee is to consider, in advance if possible, any fair valuation decision of the Adviser's Valuation Committee relating to a security held by the Funds made under unique or highly unusual circumstances not previously addressed by the Valuation Committee that would result in a change in the Funds' NAV by more than $0.01 per share. The Fair Value Pricing Committee of Value Fund, Small/Mid Cap Value, International Value, Global Value, Growth and Income, Core Opportunities, Balanced Shares, Utility Income and Global Real Estate did not meet during each Fund's most recently completed fiscal year.

      The function of the Independent Directors Committee is to consider and take action on matters that the Board or Committee believes should be addressed in executive session of the disinterested Directors, such as review and approval of the Advisory and Distribution Services Agreements. The Independent Directors Committee of Value Fund, Small/Mid Cap Value, International Value, Global Value, Growth and Income, Core Opportunities, Balanced Shares, Utility Income and Global Real Estate met seven times, seven times, seven times, seven times, seven times, seven times, seven times, seven times and seven times, respectively, during each Fund's most recently completed fiscal year.

      The dollar range of each Fund's securities owned by each Director and the aggregate dollar range of securities owned in all of the registered investment companies to which the Adviser provides investment advisory services (collectively, the "AllianceBernstein Fund Complex") owned by each Director are set forth below.

ALLIANCEBERNSTEIN VALUE FUND

                                                         AGGREGATE DOLLAR RANGE
                                                         OF EQUITY SECURITIES IN
                              DOLLAR RANGE OF EQUITY     THE ALLIANCEBERNSTEIN
                              SECURITIES IN THE FUND     FUND COMPLEX
NAME OF DIRECTOR              AS OF DECEMBER 31, 2009    AS OF DECEMBER 31, 2009
----------------             ------------------------   ------------------------

John H. Dobkin                       None                    Over $100,000
Michael J. Downey                    None                    Over $100,000
William H. Foulk, Jr.                None                    Over $100,000
D. James Guzy                        None                    Over $100,000
Nancy P. Jacklin                     None                    Over $100,000
Garry L. Moody                       None                    Over $100,000
Marshall C. Turner, Jr.              None                    Over $100,000
Earl D. Weiner                  $10,001-$50,000              Over $100,000

ALLIANCEBERNSTEIN SMALL/MID CAP VALUE FUND

                                                         AGGREGATE DOLLAR RANGE
                                                         OF EQUITY SECURITIES IN
                              DOLLAR RANGE OF EQUITY     THE ALLIANCEBERNSTEIN
                              SECURITIES IN THE FUND     FUND COMPLEX
NAME OF DIRECTOR              AS OF DECEMBER 31, 2009    AS OF DECEMBER 31, 2009
----------------             ------------------------   ------------------------

John H. Dobkin                      None                    Over $100,000
Michael J. Downey                   None                    Over $100,000
William H. Foulk, Jr.               None                    Over $100,000
D. James Guzy                       None                    Over $100,000
Nancy P. Jacklin                    None                    Over $100,000
Garry L. Moody                      None                    Over $100,000
Marshall C. Turner, Jr.             None                    Over $100,000
Earl D. Weiner                      None                    Over $100,000

ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

                                                         AGGREGATE DOLLAR RANGE
                                                         OF EQUITY SECURITIES IN
                              DOLLAR RANGE OF EQUITY     THE ALLIANCEBERNSTEIN
                              SECURITIES IN THE FUND     FUND COMPLEX
NAME OF DIRECTOR              AS OF DECEMBER 31, 2009    AS OF DECEMBER 31, 2009
----------------             ------------------------   ------------------------

John H. Dobkin                   $50,001-$100,000           Over $100,000
Michael J. Downey                      None                 Over $100,000
William H. Foulk, Jr.               $1-$10,000              Over $100,000
D. James Guzy                          None                 Over $100,000
Nancy P. Jacklin                       None                 Over $100,000
Garry L. Moody                         None                 Over $100,000
Marshall C. Turner, Jr.                None                 Over $100,000
Earl D. Weiner                         None                 Over $100,000

ALLIANCEBERNSTEIN GLOBAL VALUE FUND

                                                         AGGREGATE DOLLAR RANGE
                                                         OF EQUITY SECURITIES IN
                              DOLLAR RANGE OF EQUITY     THE ALLIANCEBERNSTEIN
                              SECURITIES IN THE FUND     FUND COMPLEX
NAME OF DIRECTOR              AS OF DECEMBER 31, 2009    AS OF DECEMBER 31, 2009
----------------             ------------------------   ------------------------

John H. Dobkin                     None                    Over $100,000
Michael J. Downey                  None                    Over $100,000
William H. Foulk, Jr.              None                    Over $100,000
D. James Guzy                      None                    Over $100,000
Nancy P. Jacklin                   None                    Over $100,000
Garry L. Moody                     None                    Over $100,000
Marshall C. Turner, Jr.            None                    Over $100,000
Earl D. Weiner                     None                    Over $100,000

ALLIANCEBERNSTEIN GROWTH AND INCOME FUND

                                                         AGGREGATE DOLLAR RANGE
                                                         OF EQUITY SECURITIES IN
                              DOLLAR RANGE OF EQUITY     THE ALLIANCEBERNSTEIN
                              SECURITIES IN THE FUND     FUND COMPLEX
NAME OF DIRECTOR              AS OF DECEMBER 31, 2009    AS OF DECEMBER 31, 2009
----------------             ------------------------   ------------------------

John H. Dobkin                   $50,001-$100,000          Over $100,000
Michael J. Downey                      None                Over $100,000
William H. Foulk, Jr.                  None                Over $100,000
D. James Guzy                          None                Over $100,000
Nancy P. Jacklin                       None                Over $100,000
Garry L. Moody                         None                Over $100,000
Marshall C. Turner, Jr.                None                Over $100,000
Earl D. Weiner                         None                Over $100,000

ALLIANCEBERNSTEIN CORE OPPORTUNITIES FUND

                                                         AGGREGATE DOLLAR RANGE
                                                         OF EQUITY SECURITIES IN
                              DOLLAR RANGE OF EQUITY     THE ALLIANCEBERNSTEIN
                              SECURITIES IN THE FUND     FUND COMPLEX
NAME OF DIRECTOR              AS OF DECEMBER 31, 2009    AS OF DECEMBER 31, 2009
----------------             ------------------------   ------------------------

John H. Dobkin                       None                 Over $100,000
Michael J. Downey                    None                 Over $100,000
William H. Foulk, Jr.                None                 Over $100,000
D. James Guzy                        None                 Over $100,000
Nancy P. Jacklin                     None                 Over $100,000
Garry L. Moody                       None                 Over $100,000
Marshall C. Turner, Jr.              None                 Over $100,000
Earl D. Weiner                       None                 Over $100,000

ALLIANCEBERNSTEIN BALANCED SHARES

                                                         AGGREGATE DOLLAR RANGE
                                                         OF EQUITY SECURITIES IN
                              DOLLAR RANGE OF EQUITY     THE ALLIANCEBERNSTEIN
                              SECURITIES IN THE FUND     FUND COMPLEX
NAME OF DIRECTOR              AS OF DECEMBER 31, 2009    AS OF DECEMBER 31, 2009
----------------             ------------------------   ------------------------

John H. Dobkin                     None                    Over $100,000
Michael J. Downey                  None                    Over $100,000
William H. Foulk, Jr.              None                    Over $100,000
D. James Guzy                      None                    Over $100,000
Nancy P. Jacklin                   None                    Over $100,000
Garry L. Moody                     None                    Over $100,000
Marshall C. Turner, Jr.            None                    Over $100,000
Earl D. Weiner                     None                    Over $100,000

ALLIANCEBERNSTEIN UTILITY INCOME FUND

                                                         AGGREGATE DOLLAR RANGE
                                                         OF EQUITY SECURITIES IN
                              DOLLAR RANGE OF EQUITY     THE ALLIANCEBERNSTEIN
                              SECURITIES IN THE FUND     FUND COMPLEX
NAME OF DIRECTOR              AS OF DECEMBER 31, 2009    AS OF DECEMBER 31, 2009
----------------             ------------------------   ------------------------

John H. Dobkin                       None                 Over $100,000
Michael J. Downey                    None                 Over $100,000
William H. Foulk, Jr.                None                 Over $100,000
D. James Guzy                        None                 Over $100,000
Nancy P. Jacklin                  $1-$10,000              Over $100,000
Garry L. Moody                  $10,001-$50,000           Over $100,000
Marshall C. Turner, Jr.         $10,001-$50,000           Over $100,000
Earl D. Weiner                       None                 Over $100,000

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND

                                                         AGGREGATE DOLLAR RANGE
                                                         OF EQUITY SECURITIES IN
                              DOLLAR RANGE OF EQUITY     THE ALLIANCEBERNSTEIN
                              SECURITIES IN THE FUND     FUND COMPLEX
NAME OF DIRECTOR              AS OF DECEMBER 31, 2009    AS OF DECEMBER 31, 2009
----------------             ------------------------   ------------------------

John H. Dobkin                     None                   Over $100,000
Michael J. Downey                  None                   Over $100,000
William H. Foulk, Jr.              None                   Over $100,000
D. James Guzy                      None                   Over $100,000
Nancy P. Jacklin                   None                   Over $100,000
Garry L. Moody                     None                   Over $100,000
Marshall C. Turner, Jr.            None                   Over $100,000
Earl D. Weiner                     None                   Over $100,000

Officer Information
-------------------

      Certain information concerning each Fund's officers is set forth below.

NAME, ADDRESS,*        POSITION(S)                   PRINCIPAL OCCUPATION
AND AGE                HELD WITH FUND                DURING PAST 5 YEARS
-------               ---------------               --------------------

All Funds
---------

Robert M. Keith,       President and Chief           Executive Vice President of
49                     Executive Officer             the Adviser** and head of
                                                     AllianceBernstein
                                                     Investments, Inc. ("ABI")**
                                                     since July 2008.  Director
                                                     of ABI and President of the
                                                     AllianceBernstein Mutual
                                                     Funds.  Previously, he
                                                     served as Executive
                                                     Managing Director of ABI
                                                     from December 2006 to June
                                                     2008. Prior to joining ABI
                                                     in 2006, Executive Managing
                                                     Director of Bernstein
                                                     Global Wealth Management,
                                                     and prior thereto, Senior
                                                     Managing Director and
                                                     Global Head of Client
                                                     Service and Sales of the
                                                     Adviser's institutional
                                                     investment management
                                                     business since 2004. Prior
                                                     thereto, Managing Director
                                                     and Head of North American
                                                     Client Service and Sales in
                                                     the Adviser's institutional
                                                     investment management
                                                     business, with which he had
                                                     been associated since prior
                                                     to 2005.

Philip L Kirstein,     Senior Vice President and     Senior Vice President and
64                     Independent Compliance        Independent Compliance
                       Officer                       Officer of the
                                                     AllianceBernstein Funds,
                                                     with which he has been
                                                     associated since October
                                                     2004.  Prior thereto, he
                                                     was Of Counsel to
                                                     Kirkpatrick & Lockhart,
                                                     LLP. from October 2003 to
                                                     October 2004, and General
                                                     Counsel of Merrill Lynch
                                                     Investment Managers, L.P.
                                                     since prior to 2005.

Emilie D. Wrapp,       Secretary                     Senior Vice President,
54                                                   Assistant General Counsel
                                                     and Assistant Secretary of
                                                     ABI,** with which she has
                                                     been associated since prior
                                                     to 2005.

Joseph J. Mantineo,    Treasurer and Chief           Senior Vice President of
50                     Financial Officer             ABIS,** with which he has
                                                     been associated since prior
                                                     to 2005.
Phyllis J. Clarke,     Controller                    Vice President of ABIS,**
49                                                   with which she has been
                                                     associated since prior to
                                                     2005.

Value Fund
Small/Mid Cap Value
International Value
Global Value
------------

Sharon E. Fay,         Senior Vice President         Executive Vice President of
49                                                   the Adviser,** and Chief
                                                     Investment Officer of
                                                     Global Value Equities since
                                                     June 2003.  Until January
                                                     2006, she was Co-Chief
                                                     Investment Officer of U.K.
                                                     and European Value Equities
                                                     at the Adviser since prior
                                                     to 2005.

Joseph G. Paul,        Senior Vice President         Senior Vice President of
51                                                   the Adviser,** with which
                                                     he has been associated
                                                     since prior to 2005.

Kevin F. Simms,        Senior Vice President         Senior Vice President of
43                                                   the Adviser,** with which
                                                     he has been associated
                                                     since prior to 2005.

Henry S. D'Auria,      Vice President                Senior Vice President of
48                                                   the Adviser**, with which
                                                     he has been associated
                                                     since prior to 2005.

Eric J. Franco,        Vice President                Senior Vice President of
49                                                   the Adviser**, with which
                                                     he has been associated
                                                     since prior to 2005.

James W. MacGregor,    Vice President                Senior Vice President of
42                                                   the Adviser**, with which
                                                     he has been associated
                                                     since prior to 2005.

Christopher Marx,      Vice President                Senior Vice President of
42                                                   the Adviser**, with which
                                                     he has been associated
                                                     since prior to 2005.

John Phillips,         Vice President                Senior Vice President of
62                                                   the Adviser**, with which
                                                     he has been associated
                                                     since prior to 2005.

Andrew Weiner,         Vice President                Senior Vice President of
41                                                   the Adviser**, with which
                                                     he has been associated
                                                     since prior to 2005.

David Yuen,            Vice President                Senior Vice President of
45                                                   the Adviser**, with which
                                                     he has been associated
                                                     since prior to 2005.

Growth and Income
Core Opportunities
------------------

Frank V. Caruso,       Senior Vice President         Senior Vice President of
53                                                   the Adviser**, with which
                                                     he has been associated
                                                     since prior to 2005.

Balanced Shares
---------------

Frank V. Caruso,       Vice President                See above.
53

Paul J. DeNoon,        Vice President                Senior Vice President of
47                                                   the Adviser**, with which
                                                     he has been associated
                                                     since prior to 2005.

Vincent Dupont,        Vice President                Senior Vice President of
                                                     the Adviser with which he
                                                     has been associated since
                                                     prior to 2005.

Shawn E. Keegan,       Vice President                Vice President of the
38                                                   Adviser**, with which he
                                                     has been associated since
                                                     prior to 2005.

Alison M. Martier,     Vice President                Senior Vice President of
53                                                   the Adviser**, with which
                                                     she has been associated
                                                     since prior to 2005.

Douglas J. Peebles,    Vice President                Executive Vice President of
44                                                   the Adviser**, with which
                                                     he has been associated
                                                     since prior to 2005.

Greg J. Wilensky,      Vice President                Senior Vice President of
42                                                   the Adviser**, with which
                                                     he has been associated
                                                     since prior to 2005.

Utility Income
--------------

Annie Tsao,            Vice President                Senior Vice President of
57                                                   the Adviser**, with which
                                                     she has been associated
                                                     since prior to 2005.

Global Real Estate
------------------

Teresa Marziano,       Senior Vice President         Senior Vice President of
55                                                   the Adviser,** with which
                                                     she has been associated
                                                     since prior to 2005.

Prashant Tewari,       Vice President                Vice President of the
38                                                   Adviser,** with which he
                                                     has been associated since
                                                     October 2005.  Prior
                                                     thereto, he was an
                                                     engagement manager at
                                                     McKinsey & Company since
                                                     prior to 2005.

Diane Won,             Vice President                Vice President of the
38                                                   Adviser,** with which she
                                                     has been associated since
                                                     June 2005.  Prior thereto,
                                                     she was a senior case
                                                     leader at Monitor Group
                                                     since prior to 2005.
--------
* The address for each of the Fund's Officers is 1345 Avenue of the Americas, New York, NY 10105.
**    The Adviser, ABI and ABIS are affiliates of the Trust.

      The Funds do not pay any fees to, or reimburse expenses of, their Directors who are considered an "interested person" (as defined in Section 2(a)(19) of the 1940 Act) of the Funds. The aggregate compensation paid to the Directors by each Fund for the fiscal year ended October 31, 2009 or November 30, 2009, as applicable, the aggregate compensation paid to each of the Directors during calendar year 2009 by the AllianceBernstein Fund Complex, and the total number of registered investment companies (and separate investment portfolios within those companies) in the AllianceBernstein Fund Complex with respect to which each of the Directors or Trustees serves as a director or trustee are set forth below. Neither the Funds nor any other registered investment company in the AllianceBernstein Fund Complex provides compensation in the form of pension or retirement benefits to any of its directors or trustees. Each of the Directors is a director or trustee of one or more other registered investment companies in the AllianceBernstein Fund Complex.


ALLIANCEBERNSTEIN VALUE FUND

                                                      Total
                                                      Number of     Total
                                                      Investment    Number of
                                                      Companies     Investment
                                                      in the        Portfolios
                                                      Alliance-     within the
                                          Total       Bernstein     Alliance-
                           Aggregate      Compen-     Fund          Bernstein
                           Compensation   sation      Complex,      Fund Complex
                           from the       from the    Including     Including
                           Fund           Alliance-   the Fund,     the Fund,
                           for the        Bernstein   as to         as to
                           Fiscal Year    Fund        which the     which the
                           Ended          Complex,    Director is   Director is
                           November 30,   Including   a Director    a Director
Name of Director           2009           the Fund    or Trustee    or Trustee
----------------           --------       --------    ----------    ----------

John H. Dobkin               $5,538        $242,200      32           88
Michael J. Downey            $5,538        $241,000      32           88
William H. Foulk, Jr.       $10,439        $484,400      34           90
D. James Guzy                $5,538        $241,000      32           88
Nancy P. Jacklin             $5,538        $242,200      32           88
Garry L. Moody               $6,341        $270,200      31           87
Marshall C. Turner, Jr.      $5,538        $242,200      32           88
Earl D. Weiner               $5,960        $260,200      32           88

      As of February 5, 2010, the Directors and officers of the Fund as a group owned less than 1% of the shares of the Fund.

ALLIANCEBERNSTEIN SMALL/MID CAP VALUE FUND

                                                      Total
                                                      Number of     Total
                                                      Investment    Number of
                                                      Companies     Investment
                                                      in the        Portfolios
                                                      Alliance-     within the
                                          Total       Bernstein     Alliance-
                           Aggregate      Compen-     Fund          Bernstein
                           Compensation   sation      Complex,      Fund Complex
                           from the       from the    Including     Including
                           Fund           Alliance-   the Fund,     the Fund,
                           for the        Bernstein   as to         as to
                           Fiscal Year    Fund        which the     which the
                           Ended          Complex,    Director is   Director is
                           November 30,   Including   a Director    a Director
Name of Director           2009           the Fund    or Trustee    or Trustee
----------------           --------       --------    ----------    ----------


John H. Dobkin               $5,538        $242,200      32           88
Michael J. Downey            $5,538        $241,000      32           88
William H. Foulk, Jr.       $10,439        $484,400      34           90
D. James Guzy                $5,538        $241,000      32           88
Nancy P. Jacklin             $5,538        $242,200      32           88
Garry L. Moody               $6,341        $270,200      31           87
Marshall C. Turner, Jr.      $5,538        $242,200      32           88
Earl D. Weiner               $5,960        $260,200      32           88

      As of February 5, 2010, the Directors and officers of the Fund as a group owned less than 1% of the shares of the Fund.


ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND



                                                      Total
                                                      Number of     Total
                                                      Investment    Number of
                                                      Companies     Investment
                                                      in the        Portfolios
                                                      Alliance-     within the
                                          Total       Bernstein     Alliance-
                           Aggregate      Compen-     Fund          Bernstein
                           Compensation   sation      Complex,      Fund Complex
                           from the       from the    Including     Including
                           Fund           Alliance-   the Fund,     the Fund,
                           for the        Bernstein   as to         as to
                           Fiscal Year    Fund        which the     which the
                           Ended          Complex,    Director is   Director is
                           November 30,   Including   a Director    a Director
Name of Director           2009           the Fund    or Trustee    or Trustee
----------------           --------       --------    ----------    ----------

John H. Dobkin               $5,538        $242,200      32           88
Michael J. Downey            $5,538        $241,000      32           88
William H. Foulk, Jr.       $10,439        $484,400      34           90
D. James Guzy                $5,538        $241,000      32           88
Nancy P. Jacklin             $5,538        $242,200      32           88
Garry L. Moody               $6,341        $270,200      31           87
Marshall C. Turner, Jr.      $5,538        $242,200      32           88
Earl D. Weiner               $5,960        $260,200      32           88

      As of February 5, 2010, the Directors and officers of the Fund as a group owned less than 1% of the shares of the Fund.


ALLIANCEBERNSTEIN GLOBAL VALUE FUND


                                                      Total
                                                      Number of     Total
                                                      Investment    Number of
                                                      Companies     Investment
                                                      in the        Portfolios
                                                      Alliance-     within the
                                          Total       Bernstein     Alliance-
                           Aggregate      Compen-     Fund          Bernstein
                           Compensation   sation      Complex,      Fund Complex
                           from the       from the    Including     Including
                           Fund           Alliance-   the Fund,     the Fund,
                           for the        Bernstein   as to         as to
                           Fiscal Year    Fund        which the     which the
                           Ended          Complex,    Director is   Director is
                           November 30,   Including   a Director    a Director
Name of Director           2009           the Fund    or Trustee    or Trustee
----------------           --------       --------    ----------    ----------

John H. Dobkin               $5,538        $242,200      32           88
Michael J. Downey            $5,538        $241,000      32           88
William H. Foulk, Jr.       $10,439        $484,400      34           90
D. James Guzy                $5,538        $241,000      32           88
Nancy P. Jacklin             $5,538        $242,200      32           88
Garry L. Moody               $6,341        $270,200      31           87
Marshall C. Turner, Jr.      $5,538        $242,200      32           88
Earl D. Weiner               $5,960        $260,200      32           88

      As of February 5, 2010, the Directors and officers of the Fund as a group owned less than 1% of the shares of the Fund.

ALLIANCEBERNSTEIN GROWTH AND INCOME FUND

                                                      Total
                                                      Number of     Total
                                                      Investment    Number of
                                                      Companies     Investment
                                                      in the        Portfolios
                                                      Alliance-     within the
                                          Total       Bernstein     Alliance-
                           Aggregate      Compen-     Fund          Bernstein
                           Compensation   sation      Complex,      Fund Complex
                           from the       from the    Including     Including
                           Fund           Alliance-   the Fund,     the Fund,
                           for the        Bernstein   as to         as to
                           Fiscal Year    Fund        which the     which the
                           Ended          Complex,    Director is   Director is
                           November 30,   Including   a Director    a Director
Name of Director           2009           the Fund    or Trustee    or Trustee
----------------           --------       --------    ----------    ----------

John H. Dobkin               $5,508        $242,200      32           88
Michael J. Downey            $5,508        $241,000      32           88
William H. Foulk, Jr.       $10,381        $484,400      34           90
D. James Guzy                $5,508        $241,000      32           88
Nancy P. Jacklin             $5,508        $242,200      32           88
Garry L. Moody               $6,305        $270,200      31           87
Marshall C. Turner, Jr.      $5,508        $242,200      32           88
Earl D. Weiner               $5,927        $260,200      32           88

      As of February 5, 2010, the Directors and officers of the Fund as a group owned less than 1% of the shares of the Fund.

ALLIANCEBERNSTEIN CORE OPPORTUNITIES FUND

                                                      Total
                                                      Number of     Total
                                                      Investment    Number of
                                                      Companies     Investment
                                                      in the        Portfolios
                                                      Alliance-     within the
                                          Total       Bernstein     Alliance-
                           Aggregate      Compen-     Fund          Bernstein
                           Compensation   sation      Complex,      Fund Complex
                           from the       from the    Including     Including
                           Fund           Alliance-   the Fund,     the Fund,
                           for the        Bernstein   as to         as to
                           Fiscal Year    Fund        which the     which the
                           Ended          Complex,    Director is   Director is
                           November 30,   Including   a Director    a Director
Name of Director           2009           the Fund    or Trustee    or Trustee
----------------           --------       --------    ----------    ----------

John H. Dobkin               $5,538        $242,200      32           88
Michael J. Downey            $5,538        $241,000      32           88
William H. Foulk, Jr.       $10,439        $484,400      34           90
D. James Guzy                $5,538        $241,000      32           88
Nancy P. Jacklin             $5,538        $242,200      32           88
Garry L. Moody               $6,341        $270,200      31           87
Marshall C. Turner, Jr.      $5,538        $242,200      32           88
Earl D. Weiner               $5,960        $260,200      32           88

      As of February 5, 2010, the Directors and officers of the Fund as a group owned less than 1% of the shares of the Fund.

ALLIANCEBERNSTEIN BALANCED SHARES

                                                      Total
                                                      Number of     Total
                                                      Investment    Number of
                                                      Companies     Investment
                                                      in the        Portfolios
                                                      Alliance-     within the
                                          Total       Bernstein     Alliance-
                           Aggregate      Compen-     Fund          Bernstein
                           Compensation   sation      Complex,      Fund Complex
                           from the       from the    Including     Including
                           Fund           Alliance-   the Fund,     the Fund,
                           for the        Bernstein   as to         as to
                           Fiscal Year    Fund        which the     which the
                           Ended          Complex,    Director is   Director is
                           November 30,   Including   a Director    a Director
Name of Director           2009           the Fund    or Trustee    or Trustee
----------------           --------       --------    ----------    ----------

John H. Dobkin               $5,538        $242,200      32           88
Michael J. Downey            $5,538        $241,000      32           88
William H. Foulk, Jr.       $10,439        $484,400      34           90
D. James Guzy                $5,538        $241,000      32           88
Nancy P. Jacklin             $5,538        $242,200      32           88
Garry L. Moody               $6,341        $270,200      31           87
Marshall C. Turner, Jr.      $5,538        $242,200      32           88
Earl D. Weiner               $5,960        $260,200      32           88

      As of February 5, 2010, the Directors and officers of the Fund as a group owned less than 1% of the shares of the Fund.

ALLIANCEBERNSTEIN UTILITY INCOME FUND

                                                      Total
                                                      Number of     Total
                                                      Investment    Number of
                                                      Companies     Investment
                                                      in the        Portfolios
                                                      Alliance-     within the
                                          Total       Bernstein     Alliance-
                           Aggregate      Compen-     Fund          Bernstein
                           Compensation   sation      Complex,      Fund Complex
                           from the       from the    Including     Including
                           Fund           Alliance-   the Fund,     the Fund,
                           for the        Bernstein   as to         as to
                           Fiscal Year    Fund        which the     which the
                           Ended          Complex,    Director is   Director is
                           November 30,   Including   a Director    a Director
Name of Director           2009           the Fund    or Trustee    or Trustee
----------------           --------       --------    ----------    ----------

John H. Dobkin               $5,538        $242,200      32           88
Michael J. Downey            $5,538        $241,000      32           88
William H. Foulk, Jr.       $10,439        $484,400      34           90
D. James Guzy                $5,538        $241,000      32           88
Nancy P. Jacklin             $5,538        $242,200      32           88
Garry L. Moody               $6,341        $270,200      31           87
Marshall C. Turner, Jr.      $5,538        $242,200      32           88
Earl D. Weiner               $5,960        $260,200      32           88

      As of February 5, 2010, the Directors and officers of the Fund as a group owned less than 1% of the shares of the Fund.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND

                                                      Total
                                                      Number of     Total
                                                      Investment    Number of
                                                      Companies     Investment
                                                      in the        Portfolios
                                                      Alliance-     within the
                                          Total       Bernstein     Alliance-
                           Aggregate      Compen-     Fund          Bernstein
                           Compensation   sation      Complex,      Fund Complex
                           from the       from the    Including     Including
                           Fund           Alliance-   the Fund,     the Fund,
                           for the        Bernstein   as to         as to
                           Fiscal Year    Fund        which the     which the
                           Ended          Complex,    Director is   Director is
                           November 30,   Including   a Director    a Director
Name of Director           2009           the Fund    or Trustee    or Trustee
----------------           --------       --------    ----------    ----------

John H. Dobkin               $5,538        $242,200      32           88
Michael J. Downey            $5,538        $241,000      32           88
William H. Foulk, Jr.       $10,439        $484,400      34           90
D. James Guzy                $5,538        $241,000      32           88
Nancy P. Jacklin             $5,538        $242,200      32           88
Garry L. Moody               $6,341        $270,200      31           87
Marshall C. Turner, Jr.      $5,538        $242,200      32           88
Earl D. Weiner               $5,960        $260,200      32           88

      As of February 5, 2010, the Directors and officers of the Fund as a group owned less than 1% of the shares of the Fund.

      The Trust undertakes to provide assistance to shareholders in communications concerning the removal of any Trustee of the Trust in accordance with Section 16 of the 1940 Act.

--------------------------------------------------------------------------------
                             EXPENSES OF THE FUNDS
--------------------------------------------------------------------------------

Distribution Services Agreement
-------------------------------

      Each Fund has entered into a Distribution Services Agreement (the "Agreement") with ABI, the Fund's principal underwriter, to permit ABI to distribute the Fund's shares and to permit the Fund to pay distribution services fees to defray expenses associated with distribution of its Class A shares, Class B shares, Class C shares, Class R shares and Class K shares in accordance with a plan of distribution which is included in the Agreement and which has been duly adopted and approved in accordance with Rule 12b-1 adopted by the Commission under the 1940 Act (each a "Plan" and collectively, the "Plans").

      During AllianceBernstein Value Fund's fiscal year ended November 30, 2009, the Fund paid distribution services fees for expenditures under the Agreement, with respect to Class A shares, in amounts aggregating $306,916, which constituted 0.30%, annualized, of the Fund's aggregate average daily net assets attributable to Class A shares during the period, and the Adviser made payments from its own resources as described above aggregating $34,437. Of the $341,353 paid by the Fund and the Adviser under the Plan with respect to the Class A shares, $0 was spent on advertising, $4,358 on the printing and mailing of prospectuses for persons other than current shareholders, $308,450 for compensation to broker-dealers and other financial intermediaries (including, $16,466 to ABI), $7,940 for compensation to sales personnel, and $20,605 was spent on printing of sales literature, travel, entertainment, due diligence and other promotional expenses.

      During AllianceBernstein Value Fund's fiscal year ended November 30, 2009, the Fund paid distribution services fees for expenditures under the Agreement, with respect to Class B shares, in amounts aggregating $74,590 (net of $174,043, which was waived by the distributor), which constituted 1.00%, annualized, of the Fund's aggregate average daily net assets attributable to Class B shares during the period, and the Adviser made payments from its own resources as described above aggregating $0. Of the $81,159 paid by the Fund and the Adviser under the Plan with respect to the Class B shares, $0 was spent on advertising, $1,098 on the printing and mailing of prospectuses for persons other than current shareholders, $65,419 for compensation to broker-dealers and other financial intermediaries (including, $597 to ABI), $244 for compensation to sales personnel, $734 was spent on printing of sales literature, travel, entertainment, due diligence and other promotional expenses, and $7,095 was used to offset the distribution services fees paid in prior years.

      During AllianceBernstein Value Fund's fiscal year ended November 30, 2009, the Fund paid distribution services fees for expenditures under the Agreement, with respect to Class C shares, in amounts aggregating $276,573, which constituted 1.00%, annualized, of the Fund's aggregate average daily net assets attributable to Class C shares during the period, and the Adviser made payments from its own resources as described above aggregating $0. Of the $276,573 paid by the Fund and the Adviser under the Plan with respect to the Class C shares, $0 was spent on advertising, $771 on the printing and mailing of prospectuses for persons other than current shareholders, $268,747 for compensation to broker-dealers and other financial intermediaries (including, $933 to ABI), $473 for compensation to sales personnel, $1,151 was spent on printing of sales literature, travel, entertainment, due diligence and other promotional expenses, and $5,431 was used to offset the distribution services fees paid in prior years.

      During AllianceBernstein Value Fund's fiscal year ended November 30, 2009, the Fund paid distribution services fees for expenditures under the Agreement, with respect to Class R shares, in amounts aggregating $16,353, which constituted 0.50%, annualized, of the Fund's aggregate average daily net assets attributable to Class R shares during the period, and the Adviser made payments from its own resources as described above aggregating $3,653. Of the $20,006 paid by the Fund and the Adviser under the Plan with respect to the Class R shares, $0 was spent on advertising, $65 on the printing and mailing of prospectuses for persons other than current shareholders, $17,966 for compensation to broker-dealers and other financial intermediaries (including, $1,088 to ABI), $634 for compensation to sales personnel, and $1,341 was spent on printing of sales literature, travel, entertainment, due diligence and other promotional expenses.

      During AllianceBernstein Value Fund's fiscal year ended November 30, 2009, the Fund paid distribution services fees for expenditures under the Agreement, with respect to Class K shares, in amounts aggregating $12,798 (net of $0, which was waived by the distributor), which constituted 0.25%, annualized, of the Fund's aggregate average daily net assets attributable to Class K shares during the period, and the Adviser made payments from its own resources as described above aggregating $0. Of the $12,798 paid by the Fund and the Adviser under the Plan with respect to the Class K shares, $0 was spent on advertising, $25 on the printing and mailing of prospectuses for persons other than current shareholders, $4,960 for compensation to broker-dealers and other financial intermediaries (including, $923 to ABI), $958 for compensation to sales personnel, and $1,096 was spent on printing of sales literature, travel, entertainment, due diligence and other promotional expenses, and $5,759 was used to offset the distribution services fees paid in prior years.

      During AllianceBernstein Small/Mid Cap Value Fund's fiscal year ended November 30, 2009, the Fund paid distribution services fees for expenditures under the Agreement, with respect to Class A shares, in amounts aggregating $1,033,586, which constituted 0.30%, annualized, of the Fund's aggregate average daily net assets attributable to Class A shares during the period, and the Adviser made payments from its own resources as described above aggregating $311,239. Of the $1,344,825 paid by the Fund and the Adviser under the Plan with respect to the Class A shares, $0 was spent on advertising, $5,101 on the printing and mailing of prospectuses for persons other than current shareholders, $1,124,427 for compensation to broker-dealers and other financial intermediaries (including, $98,848 to ABI), $95,084 for compensation to sales personnel, and $120,213 was spent on printing of sales literature, travel, entertainment, due diligence and other promotional expenses.

      During AllianceBernstein Small/Mid Cap Value Fund's fiscal year ended November 30, 2009, the Fund paid distribution services fees for expenditures under the Agreement, with respect to Class B shares, in amounts aggregating $135,728 (net of $542,907, which was waived by the Distributor), which constituted 0.20%, annualized, of the Fund's aggregate average daily net assets attributable to Class B shares during the period, and the Adviser made payments from its own resources as described above aggregating $39,977. Of the $175,705 paid by the Fund and the Adviser under the Plan with respect to the Class B shares, $0 was spent on advertising, $1,870 on the printing and mailing of prospectuses for persons other than current shareholders, $171,526 for compensation to broker-dealers and other financial intermediaries (including, $1,275 to ABI), $709 for compensation to sales personnel, and $1,598 was spent on printing of sales literature, travel, entertainment, due diligence and other promotional expenses.

      During AllianceBernstein Small/Mid Cap Value Fund's fiscal year ended November 30, 2009, the Fund paid distribution services fees for expenditures under the Agreement, with respect to Class C shares, in amounts aggregating $1,001,120, which constituted 1.00%, annualized, of the Fund's aggregate average daily net assets attributable to Class C shares during the period, and the Adviser made payments from its own resources as described above aggregating $33,876. Of the $1,034,997 paid by the Fund and the Adviser under the Plan with respect to the Class C shares, $0 was spent on advertising, $2,053 on the printing and mailing of prospectuses for persons other than current shareholders, $1,007,616 for compensation to broker-dealers and other financial intermediaries (including, $9,611 to ABI), $13,561 for compensation to sales personnel, and $11,767 was spent on printing of sales literature, travel, entertainment, due diligence and other promotional expenses.

      During AllianceBernstein Small/Mid Cap Value Fund's fiscal year ended November 30, 2009, the Fund paid distribution services fees for expenditures under the Agreement, with respect to Class R shares, in amounts aggregating $206,128, which constituted 0.50%, annualized, of the Fund's aggregate average daily net assets attributable to Class R shares during the period, and the Adviser made payments from its own resources as described above aggregating $83,452. Of the $289,580 paid by the Fund and the Adviser under the Plan with respect to the Class A shares, $0 was spent on advertising, $390 on the printing and mailing of prospectuses for persons other than current shareholders, $240,248 for compensation to broker-dealers and other financial intermediaries (including, $20,701 to ABI), $23,554 for compensation to sales personnel, and $25,388 was spent on printing of sales literature, travel, entertainment, due diligence and other promotional expenses.

      During AllianceBernstein Small/Mid Cap Value Fund's fiscal year ended November 30, 2009, the Fund paid distribution services fees for expenditures under the Agreement, with respect to Class K shares, in amounts aggregating $44,667, which constituted 0.25%, annualized, of the Fund's aggregate average daily net assets attributable to Class K shares during the period, and the Adviser made payments from its own resources as described above aggregating $14,616. Of the $59,283 paid by the Fund and the Adviser under the Plan with respect to the Class K shares, $0 was spent on advertising, $134 on the printing and mailing of prospectuses for persons other than current shareholders, $41,022 for compensation to broker-dealers and other financial intermediaries (including, $7,303 to ABI), $9,357 for compensation to sales personnel, and $8,770 was spent on printing of sales literature, travel, entertainment, due diligence and other promotional expenses.

      During AllianceBernstein International Value Fund's fiscal year ended November 30, 2009, the Fund paid distribution services fees for expenditures under the Agreement, with respect to Class A shares, in amounts aggregating $5,649,982, which constituted .30%, annualized, of the Fund's aggregate average daily net assets attributable to Class A shares during the period, and the Adviser made payments from its own resources as described above aggregating $864,021. Of the $6,514,003 paid by the Fund and the Adviser under the Plan with respect to the Class A shares, $0 was spent on advertising, $45,185 on the printing and mailing of prospectuses for persons other than current shareholders, $5,601,215 for compensation to broker-dealers and other financial intermediaries (including, $417,677 to ABI), $351,965 for compensation to sales personnel, and $515,638 was spent on printing of sales literature, travel, entertainment, due diligence and other promotional expenses.

      During AllianceBernstein International Value Fund's fiscal year ended November 30, 2009, the Fund paid distribution services fees for expenditures under the Agreement, with respect to Class B shares, in amounts aggregating $850,176, which constituted 1.00%, annualized, of the Fund's aggregate average daily net assets attributable to Class B shares during the period, and the Adviser made payments from its own resources as described above aggregating $0. Of the $850,176 paid by the Fund and the Adviser under the Plan with respect to the Class B shares, $0 was spent on advertising, $3,510 on the printing and mailing of prospectuses for persons other than current shareholders, $87,625 for compensation to broker-dealers and other financial intermediaries (including, $1,251 to ABI), $1,065 for compensation to sales personnel, $1,536 was spent on printing of sales literature, travel, entertainment, due diligence and other promotional expenses, and $756,440 was used to offset the distribution services fees paid in prior years.

      During AllianceBernstein International Value Fund's fiscal year ended November 30, 2009, the Fund paid distribution services fees for expenditures under the Agreement, with respect to Class C shares, in amounts aggregating $3,545,049, which constituted 1.00%, annualized, of the Fund's aggregate average daily net assets attributable to Class C shares during the period, and the Adviser made payments from its own resources as described above aggregating $0. Of the $3,545,049 paid by the Fund and the Adviser under the Plan with respect to the Class C shares, $0 was spent on advertising, $10,699 on the printing and mailing of prospectuses for persons other than current shareholders, $3,414,537 for compensation to broker-dealers and other financial intermediaries (including, $18,881 to ABI), $20,095 for compensation to sales personnel, $23,539 was spent on printing of sales literature, travel, entertainment, due diligence and other promotional expenses, and $76,179 was used to offset the distribution services fees paid in prior years.

      During AllianceBernstein International Value Fund's fiscal year ended November 30, 2009, the Fund paid distribution services fees for expenditures under the Agreement, with respect to Class R shares, in amounts aggregating $882,952, which constituted .50%, annualized, of the Fund's aggregate average daily net assets attributable to Class R shares during the period, and the Adviser made payments from its own resources as described above aggregating $281,552. Of the $1,164,504 paid by the Fund and the Adviser under the Plan with respect to the Class R shares, $0 was spent on advertising, $1,439 on the printing and mailing of prospectuses for persons other than current shareholders, $1,006,861 for compensation to broker-dealers and other financial intermediaries (including, $79,447 to ABI), $54,265 for compensation to sales personnel, and $101,939 was spent on printing of sales literature, travel, entertainment, due diligence and other promotional expenses.

      During AllianceBernstein International Value Fund's fiscal year ended November 30, 2009, the Fund paid distribution services fees for expenditures under the Agreement, with respect to Class K shares, in amounts aggregating $430,624, which constituted .25%, annualized, of the Fund's aggregate average daily net assets attributable to Class K shares during the period, and the Adviser made payments from its own resources as described above aggregating $120,638. Of the $551,262 paid by the Fund and the Adviser under the Plan with respect to the Class K shares, $0 was spent on advertising, $538 on the printing and mailing of prospectuses for persons other than current shareholders, $474,410 for compensation to broker-dealers and other financial intermediaries (including, $36,130 to ABI), $32,472 for compensation to sales personnel, and $43,842 was spent on printing of sales literature, travel, entertainment, due diligence and other promotional expenses.

      During AllianceBernstein Global Value Fund's fiscal year ended November 30, 2009, the Fund paid distribution services fees for expenditures under the Agreement, with respect to Class A shares, in amounts aggregating $156,760, which constituted .30%, annualized, of the Fund's aggregate average daily net assets attributable to Class A shares during the period, and the Adviser made payments from its own resources as described above aggregating $142,822. Of the $299,582 paid by the Fund and the Adviser under the Plan with respect to the Class A shares, $0 was spent on advertising, $1,823 on the printing and mailing of prospectuses for persons other than current shareholders, $229,483 for compensation to broker-dealers and other financial intermediaries (including, $51,350 to ABI), $4,011 for compensation to sales personnel, and $64,265 was spent on printing of sales literature, travel, entertainment, due diligence and other promotional expenses.

      During AllianceBernstein Global Value Fund's fiscal year ended November 30, 2009, the Fund paid distribution services fees for expenditures under the Agreement, with respect to Class B shares, in amounts aggregating $56,493, which constituted 1.00%, annualized, of the Fund's aggregate average daily net assets attributable to Class B shares during the period. Of the $11,376 paid by the Fund and the Adviser under the Plan with respect to the Class B shares, $0 was spent on advertising, $309 on the printing and mailing of prospectuses for persons other than current shareholders, $9,345 for compensation to broker-dealers and other financial intermediaries (including, $736 to ABI), $112 for compensation to sales personnel, $874 was spent on printing of sales literature, travel, entertainment, due diligence and other promotional expenses, $0 was spent on interest on Class B financing and $45,117 may be used to offset the distribution services fees paid in future years.

      During AllianceBernstein Global Value Fund's fiscal year ended November 30, 2009, the Fund paid distribution services fees for expenditures under the Agreement, with respect to Class C shares, in amounts aggregating $79,576, which constituted 1.00%, annualized, of the Fund's aggregate average daily net assets attributable to Class C shares during the period, and the Adviser made payments from its own resources as described above aggregating $5,511. Of the $85,087 paid by the Fund and the Adviser under the Plan with respect to the Class C shares, $0 was spent on advertising, $305 on the printing and mailing of prospectuses for persons other than current shareholders, $81,776 for compensation to broker-dealers and other financial intermediaries (including, $2,243 to ABI), $337 for compensation to sales personnel, $2,669 was spent on printing of sales literature, travel, entertainment, due diligence and other promotional expenses, $0 was spent on interest on Class C financing.

      During AllianceBernstein Global Value Fund's fiscal year ended November 30, 2009, the Fund paid distribution services fees for expenditures under the Agreement, with respect to Class R shares, in amounts aggregating $16,279, which constituted .50%, annualized, of the Fund's aggregate average daily net assets attributable to Class R shares during the period, and the Adviser made payments from its own resources as described above aggregating $14,588. Of the $30,867 paid by the Fund and the Adviser under the Plan with respect to the Class R shares, $0 was spent on advertising, $64 on the printing and mailing of prospectuses for persons other than current shareholders, $20,823 for compensation to financial intermediaries (including $4,561 to ABI), $633 for compensation to sales personnel, $5,419 was spent on printing of sales literature, travel, entertainment, due diligence and other promotional expenses, and $0 was spent on interest on Class R shares financing.

      During AllianceBernstein Global Value Fund's fiscal year ended November 30, 2009, the Fund paid distribution services fees for expenditures under the Agreement, with respect to Class K shares, in amounts aggregating $2,403, which constituted .25%, annualized, of the Fund's aggregate average daily net assets attributable to Class K shares during the period, and the Adviser made payments from its own resources as described above aggregating $6,056. Of the $8,459 paid by the Fund and the Adviser under the Plan with respect to the Class K shares, $3 was spent on advertising, $31 on the printing and mailing of prospectuses for persons other than current shareholders, $5,308 for compensation to broker-dealers and other financial intermediaries (including, $2,483 to ABI), $311 for compensation to sales personnel, $2,806 was spent on printing of sales literature, travel, entertainment, due diligence and other promotional expenses, and $0 was spent on interest on Class K shares financing.

      During AllianceBernstein Growth and Income Fund's fiscal year ended October 31, 2009, the Fund paid distribution services fees for expenditures under the Agreement, with respect to Class A shares, in amounts aggregating $3,123,142, which constituted .28% annualized, of the Fund's aggregate average daily net assets attributable to Class A shares during the period, and the Adviser made payments from its own resources as described above aggregating $581,501. Of the $3,704,643 paid by the Fund and the Adviser under the Plan with respect to the Class A shares, $399 was spent on advertising, $22,896 on the printing and mailing of prospectuses for persons other than current shareholders, $3,230,920 for compensation to broker-dealers and other financial intermediaries (including $347,878 to ABI), $48,917 for compensation to sales personnel, $401,511 was spent on printing of sales literature, travel, entertainment, due diligence and other promotional expenses, and $0 was spent on interest on Class A shares financing.

      During the Growth and Income Fund's fiscal year ended October 31, 2009, the Fund paid distribution services fees for expenditures under the Agreement, with respect to Class B shares, in amounts aggregating $2,367,804, which constituted 1.00%, annualized, of the Fund's aggregate average daily net assets attributable to Class B shares during the period, and the Adviser made payments from its own resources as described above aggregating $0. Of the $2,367,804 paid by the Fund and the Adviser under the Plan with respect to the Class B shares, $6 was spent on advertising, $10,941 on the printing and mailing of prospectuses for persons other than current shareholders, $733,478 for compensation to broker-dealers and other financial intermediaries (including, $24,522 to ABI), $5,279 for compensation to sales personnel, $30,140 was spent on printing of sales literature, travel, entertainment, due diligence and other promotional expenses, $0 was spent on interest on Class B shares financing, and $1,587,960 was used to offset the distribution services fees paid in prior years.

      During AllianceBernstein Growth and Income Fund's fiscal year ended October 31, 2009, the Fund paid distribution services fees for expenditures under the Agreement, with respect to Class C shares, in amounts aggregating $2,070,934, which constituted 1.00%, annualized, of the Fund's aggregate average daily net assets attributable to Class C shares during the period, and the Adviser made payments from its own resources as described above aggregating $16,507. Of the $2,087,441 paid by the Fund and the Adviser under the Plan with respect to the Class C shares, $12 was spent on advertising, $6,006 on the printing and mailing of prospectuses for persons other than current shareholders, $2,060,869 for compensation to broker-dealers and other financial intermediaries (including, $14,739 to ABI), $2,975 for compensation to sales personnel, $17,579 was spent on printing of sales literature, travel, entertainment, due diligence and other promotional expenses and $0 was spent on interest on Class C shares financing.

      During AllianceBernstein Growth and Income Fund's fiscal year ended October 31, 2009, the Fund paid distribution services fees for expenditures under the Agreement, with respect to Class R shares, in amounts aggregating $9,507 which constituted .50%, annualized, of the Fund's aggregate average daily net assets attributable to Class R shares during the period, and the Adviser made payments from its own resources as described above aggregating $9,058. Of the $18,565 paid by the Fund and the Adviser under the Plan with respect to the Class R shares, $1 was spent on advertising, $45 on the printing and mailing of prospectuses for persons other than current shareholders, $14,133 for compensation to broker-dealers and other financial intermediaries (including $2,951 to ABI), $915 for compensation to sales personnel, $3,471 was spent on printing of sales literature, travel, entertainment, due diligence and other promotional expenses, and $0 was spent on interest on Class R shares financing.

      During AllianceBernstein Growth and Income Fund's fiscal year ended October 31, 2009, the Fund paid distribution services fees for expenditures under the Agreement, with respect to Class K shares, in amounts aggregating $8,896, which constituted .25%, annualized, of the Fund's aggregate average daily net assets attributable to Class K shares during the period, and the Adviser made payments from its own resources as described above aggregating $311. Of the $9,207 paid by the Fund and the Adviser under the Plan with respect to the Class K shares, $2 was spent on advertising, $8 on the printing and mailing of prospectuses for persons other than current shareholders, $6,678 for compensation to broker-dealers and other financial intermediaries (including, $1,766 to ABI), $435 for compensation to sales personnel, $2,084 was spent on printing of sales literature, travel, entertainment, due diligence and other promotional expenses, and $0 was spent on interest on Class K shares financing.

      During AllianceBernstein Core Opportunities Fund's fiscal year ended November 30, 2009, the Fund paid distribution services fees for expenditures under the Agreement, with respect to Class A shares, in amounts aggregating $206,356, which constituted 0.30%, annualized, of the Fund's aggregate average daily net assets attributable to Class A shares during the period, and the Adviser made payments from its own resources as described above aggregating $264,541. Of the $470,897 paid by the Fund and the Adviser under the Plan with respect to the Class A shares, $0 was spent on advertising, $2,933 on the printing and mailing of prospectuses for persons other than current shareholders, $356,304 for compensation to broker-dealers and other financial intermediaries (including, $90,269 to ABI,) $638 for compensation to sales personnel, and $111,022 was spent on printing of sales literature, travel, entertainment, due diligence and other promotional expenses.

      During AllianceBernstein Core Opportunities Fund's fiscal year ended November 30, 2009, the Fund paid distribution services fees for expenditures under the Agreement, with respect to Class B shares, in amounts aggregating $119,242 (net of $178,863, which was waived by the distributor), which constituted 1.00%, annualized, of the Fund's aggregate average daily net assets attributable to Class B shares during the period, and the Adviser made payments from its own resources as described above aggregating $0. Of the $119,242 paid by the Fund and the Adviser under the Plan with respect to the Class B shares, $0 was spent on advertising, $1,245 on the printing and mailing of prospectuses for persons other than current shareholders, $87,402 for compensation to broker-dealers and other financial intermediaries (including, $5,448 to ABI), $319 for compensation to sales personnel, $7,058 was spent on printing of sales literature, travel, entertainment, due diligence and other promotional expenses, $0 was spent on interest on Class B shares financing, and $23,218 was used to offset the distribution services fees paid in prior years.

      During AllianceBernstein Core Opportunities Fund's fiscal year ended November 30, 2009, the Fund paid distribution services fees for expenditures under the Agreement, with respect to Class C shares, in amounts aggregating $200,507, which constituted 1.00%, annualized, of the Fund's aggregate average daily net assets attributable to Class C shares during the period, and the Adviser made payments from its own resources as described above aggregating $46,894. Of the $247,401 paid by the Fund and the Adviser under the Plan with respect to the Class C shares, $0 was spent on advertising, $713 on the printing and mailing of prospectuses for persons other than current shareholders, $227,227 for compensation to broker-dealers and other financial intermediaries (including, $14,607 to ABI), $1,438 for compensation to sales personnel, $18,023 was spent on printing of sales literature, travel, entertainment, due diligence and other promotional expenses, and $0 was spent on interest on Class C shares financing.

      During AllianceBernstein Core Opportunities Fund's fiscal year ended November 30, 2009, the Fund paid distribution services fees for expenditures under the Agreement, with respect to Class R shares, in amounts aggregating $5,776 which constituted 0.50%, annualized, of the Fund's aggregate average daily net assets attributable to Class R shares during the period, and the Adviser made payments from its own resources as described above aggregating $11,193. Of the $16,969 paid by the Fund and the Adviser under the Plan with respect to the Class R shares, $6 was spent on advertising, $53 on the printing and mailing of prospectuses for persons other than current shareholders, $12,409 for compensation to broker-dealers and other financial intermediaries (including $3,693 to ABI), $4 for compensation to sales personnel, and $4,497 was spent on printing of sales literature, travel, entertainment, due diligence and other promotional expenses.

      During AllianceBernstein Core Opportunities Fund's fiscal year ended November 30, 2009, the Fund paid distribution services fees for expenditures under the Agreement, with respect to Class K shares, in amounts aggregating $912, which constituted 0.25%, annualized, of the Fund's aggregate average daily net assets attributable to Class K shares during the period, and the Adviser made payments from its own resources as described above aggregating $3,511. Of the $4,423 paid by the Fund and the Adviser under the Plan with respect to the Class K shares, $0 was spent on advertising, $22 on the printing and mailing of prospectuses for persons other than current shareholders, $2,647 for compensation to broker-dealers and other financial intermediaries (including, $1,316 to ABI), $201 for compensation to sales personnel, and $1,553 was spent on printing of sales literature, travel, entertainment, due diligence and other promotional expenses.

      During AllianceBernstein Balanced Shares' fiscal year ended November 30, 2009, the Fund paid distribution services fees for expenditures under the Agreement, with respect to Class A shares, in amounts aggregating $1,302,785, which constituted 0.29% annualized, of the Fund's aggregate average daily net assets attributable to Class A shares during the period, and the Adviser made payments from its own resources as described above aggregating $431,768. Of the $1,734,553 paid by the Fund and the Adviser under the Plan with respect to the Class A shares, $0 was spent on advertising, $7,559 on the printing and mailing of prospectuses for persons other than current shareholders, $1,477,533 for compensation to broker-dealers and other financial intermediaries (including, $173,263 to ABI), $34,693 for compensation to sales personnel, and $214,768 was spent on printing of sales literature, travel, entertainment, due diligence and other promotional expenses.

      During AllianceBernstein Balanced Shares' fiscal year ended November 30, 2009, the Fund paid distribution services fees for expenditures under the Agreement, with respect to Class B shares, in amounts aggregating $1,383,678, which constituted 1.00% annualized, of the Fund's aggregate average daily net assets attributable to Class B shares during the period, and the Adviser made payments from its own resources as described above aggregating $0. Of the $397,375 paid by the Fund and the Adviser under the Plan with respect to the Class B shares, $0 was spent on advertising, $3,597 on the printing and mailing of prospectuses for persons other than current shareholders, $380,422 for compensation to broker-dealers and other financial intermediaries (including, $9,377 to ABI), $1,552 for compensation to sales personnel, $11,804 was spent on printing of sales literature, travel, entertainment, due diligence and other promotional expenses, $0 was spent on interest on Class B shares financing, and $986,303 was used to offset the distribution services fees paid in prior years.

      During AllianceBernstein Balanced Shares' fiscal year ended November 30, 2009, the Fund paid distribution services fees for expenditures under the Agreement, with respect to Class C shares, in amounts aggregating $809,190, which constituted 1.00% annualized, of the Fund's aggregate average daily net assets attributable to Class C shares during the period, and the Adviser made payments from its own resources as described above aggregating $34,217. Of the $843,407 paid by the Fund and the Adviser under the Plan with respect to the Class C shares, $0 was spent on advertising, $1,570 on the printing and mailing of prospectuses for persons other than current shareholders, $822,244 for compensation to broker-dealers and other financial intermediaries (including, $12,495 to ABI), $4,229 for compensation to sales personnel, $15,364 was spent on printing of sales literature, travel, entertainment, due diligence and other promotional expenses, and $0 was spent on interest on Class C shares financing.

      During AllianceBernstein Balanced Shares' fiscal year ended November 30, 2009, the Fund paid distribution services fees for expenditures under the Agreement, with respect to Class R shares, in amounts aggregating $29,528, which constituted 0.50 %, annualized, of the Fund's aggregate average daily net assets attributable to Class R shares during the period, and the Adviser made payments from its own resources as described above aggregating $16,736. Of the $46,264 paid by the Fund and the Adviser under the Plan with respect to the Class R shares, $0 was spent on advertising, $106 on the printing and mailing of prospectuses for persons other than current shareholders, $38,494 for compensation to broker-dealers and other financial intermediaries (including $5,290 to ABI), $1,108 for compensation to sales personnel, and $6,556 was spent on printing of sales literature, travel, entertainment, due diligence and other promotional expenses.

      During AllianceBernstein Balanced Shares' fiscal year ended November 30, 2009, the Fund paid distribution services fees for expenditures under the Agreement, with respect to Class K shares, in amounts aggregating $11,963, which constituted 0.25%, annualized, of the Fund's aggregate average daily net assets attributable to Class K shares during the period, and the Adviser made payments from its own resources as described above aggregating $10,980. Of the $22,943 paid by the Fund and the Adviser under the Plan with respect to the Class K shares, $0 was spent on advertising, $56 on the printing and mailing of prospectuses for persons other than current shareholders, $18,200 for compensation to broker-dealers and other financial intermediaries (including, $3,443 to ABI), $637 for compensation to sales personnel, and $4,050 was spent on printing of sales literature, travel, entertainment, due diligence and other promotional expenses.

      During AllianceBernstein Utility Income Fund's fiscal year ended November 30, 2009, the Fund paid distribution services fees for expenditures under the Agreement, with respect to Class A shares, in amounts aggregating $275,681, which constituted .30 %, annualized, of the Fund's aggregate average daily net assets attributable to Class A shares during the period, and the Adviser made payments from its own resources as described above aggregating $224,813. Of the $500,494 paid by the Fund and the Adviser under the Plan with respect to the Class A shares, $0 was spent on advertising, $2,885 on the printing and mailing of prospectuses for persons other than current shareholders, $393,418 for compensation to broker-dealers and other financial intermediaries (including, $78,066 to ABI), $7,576 for compensation to sales personnel, and $96,615 was spent on printing of sales literature, travel, entertainment, due diligence and other promotional expenses.

      During AllianceBernstein Utility Income Fund's fiscal year ended November 30, 2009, the Fund paid distribution services fees for expenditures under the Agreement, with respect to Class B shares, in amounts aggregating $294,915, which constituted 1.00%, annualized, of the Fund's aggregate average daily net assets attributable to Class B shares during the period, and the Adviser made payments from its own resources as described above aggregating $0. Of the $96,535 paid by the Fund and the Adviser under the Plan with respect to the Class B shares, $0 was spent on advertising, $946 on the printing and mailing of prospectuses for persons other than current shareholders, $85,451 for compensation to broker-dealers and other financial intermediaries (including, $7,434 to ABI), $829 for compensation to sales personnel, $9,309 was spent on printing of sales literature, travel, entertainment, due diligence and other promotional expenses, $0 was spent on interest on Class B shares financing, and $198,380 was used to offset the distribution service fees paid in prior years.

      During AllianceBernstein Utility Income Fund's fiscal year ended November 30, 2009, the Fund paid distribution services fees for expenditures under the Agreement, with respect to Class C shares, in amounts aggregating $297,785, which constituted 1.00%, annualized, of the Fund's aggregate average daily net assets attributable to Class C shares during the period, and the Adviser made payments from its own resources as described above aggregating $36,062. Of the $333,847 paid by the Fund and the Adviser under the Plan with respect to the Class C shares, $0 was spent on advertising, $770 on the printing and mailing of prospectuses for persons other than current shareholders, $312,937 for compensation to broker-dealers and other financial intermediaries (including, $15,249 to ABI), $1,352 for compensation to sales personnel, $18,788 was spent on printing of sales literature, travel, entertainment, due diligence and other promotional expenses, and $0 was spent on interest on Class C shares financing.

      During AllianceBernstein Utility Income Fund's fiscal year ended November 30, 2009, the Fund paid distribution services fees for expenditures under the Agreement, with respect to Class R shares, in amounts aggregating $4,836, which constituted .50%, annualized, of the Fund's aggregate average daily net assets attributable to Class R shares during the period, and the Adviser made payments from its own resources as described above aggregating $23,674. Of the $28,510 paid by the Fund and the Adviser under the Plan with respect to the Class R shares, $0 was spent on advertising, $269 on the printing and mailing of prospectuses for persons other than current shareholders, $18,515 for compensation to financial intermediaries (including $7,267 to ABI), $986 for compensation to sales personnel, $8,740 was spent on printing of sales literature, travel, entertainment, due diligence and other promotional expenses, $0 was spent on interest on Class R shares financing, and $0 may be used to offset the distribution service fees paid in future years.

      During AllianceBernstein Utility Income Fund's fiscal year ended November 30, 2009, the Fund paid distribution services fees for expenditures under the Agreement, with respect to Class K shares, in amounts aggregating $3,443, which constituted .25%, annualized, of the Fund's aggregate average daily net assets attributable to Class K shares during the period, and the Adviser made payments from its own resources as described above aggregating $9,639. Of the $13,082 paid by the Fund and the Adviser under the Plan with respect to the Class K shares, $0 was spent on advertising, $45 on the printing and mailing of prospectuses for persons other than current shareholders, $9,013 for compensation to broker-dealers and other financial intermediaries (including, $3,103 to ABI), $210 for compensation to sales personnel, $3,814 was spent on printing of sales literature, travel, entertainment, due diligence and other promotional expenses, $0 was spent on interest on Class K shares financing, and $0 may be used to offset the distribution service fees paid in future years.

      During AllianceBernstein Global Real Estate Investment Fund's fiscal year ended November 30, 2009, the Fund paid distribution services fees for expenditures under the Agreement, with respect to Class A shares, in amounts aggregating $191,818, which constituted .30%, annualized, of the Fund's aggregate average daily net assets attributable to Class A shares during the period, and the Adviser made payments from its own resources as described above aggregating $186,705. Of the $378,523 paid by the Fund and the Adviser under the Plan with respect to the Class A shares, $0 was spent on advertising, $2,523 on the printing and mailing of prospectuses for persons other than current shareholders, $284,955 for compensation to broker-dealers and other financial intermediaries (including, $63,322 to ABI), $10,787 for compensation to sales personnel, and $80,258 was spent on printing of sales literature, travel, entertainment, due diligence and other promotional expenses.

      During AllianceBernstein Global Real Estate Investment Fund's fiscal year ended November 30, 2009, the Fund paid distribution services fees for expenditures under the Agreement, with respect to Class B shares, in amounts aggregating $85,108, which constituted 1.00%, annualized, of the Fund's aggregate average daily net assets attributable to Class B shares during the period, and the Adviser made payments from its own resources as described above aggregating $0. Of the $36,348 paid by the Fund and the Adviser under the Plan with respect to the Class B shares, $0 was spent on advertising, $508 on the printing and mailing of prospectuses for persons other than current shareholders, $33,109 for compensation to broker-dealers and other financial intermediaries (including, $2,077 to ABI), $274 for compensation to sales personnel, $2,457 was spent on printing of sales literature, travel, entertainment, due diligence and other promotional expenses, $0 was spent on interest on Class B shares financing, and $48,760 was used to offset the distribution services fees paid in prior years.

      During AllianceBernstein Global Real Estate Investment Fund's fiscal year ended November 30, 2009, the Fund paid distribution services fees for expenditures under the Agreement, with respect to Class C shares, in amounts aggregating $162,533, which constituted 1.00%, annualized of the Fund's aggregate average daily net assets attributable to Class C shares during the period, and the Adviser made payments from its own resources as described above aggregating $37,762. Of the $200,295 paid by the Fund and the Adviser under the Plan with respect to the Class C shares, $0 was spent on advertising, $561 on the printing and mailing of prospectuses for persons other than current shareholders, $184,543 for compensation to broker-dealers and other financial intermediaries (including, $10,683 to ABI), $2,570 for compensation to sales personnel, $12,621 was spent on printing of sales literature, travel, entertainment, due diligence and other promotional expenses, and $0 was spent on interest on Class C shares financing.

      During AllianceBernstein Global Real Estate Investment Fund's fiscal year ended November 30, 2009, the Fund paid distribution services fees for expenditures under the Agreement, with respect to Class R shares, in amounts aggregating $15,858, which constituted .50%, annualized, of the Fund's aggregate average daily net assets attributable to Class R shares during the period, and the Adviser made payments from its own resources as described above aggregating $41,640. Of the $57,498 paid by the Fund and the Adviser under the Plan with respect to the Class R shares, $0 was spent on advertising, $192 on the printing and mailing of prospectuses for persons other than current shareholders, $40,051 for compensation to financial intermediaries (including $12,284 to ABI), $2,639 for compensation to sales personnel, $14,616 was spent on printing of sales literature, travel, entertainment, due diligence and other promotional expenses, and $0 was spent on interest on Class R shares financing.

      During AllianceBernstein Global Real Estate Investment Fund's fiscal year ended November 30, 2009, the Fund paid distribution services fees for expenditures under the Agreement, with respect to Class K shares, in amounts aggregating $12,591, which constituted .25%, annualized, of the Fund's aggregate average daily net assets attributable to Class K shares during the period, and the Adviser made payments from its own resources as described above aggregating $8,018. Of the $20,609 paid by the Fund and the Adviser under the Plan with respect to the Class K shares, $0 was spent on advertising, $74 on the printing and mailing of prospectuses for persons other than current shareholders, $13,022 for compensation to broker-dealers and other financial intermediaries (including, $5,210 to ABI), $1,259 for compensation to sales personnel, $6,254 was spent on printing of sales literature, travel, entertainment, due diligence and other promotional expenses, and $0 was spent on interest on Class K shares financing.

      Distribution services fees are accrued daily and paid monthly and charged as expenses of each Fund as accrued. The distribution services fees attributable to the Class B, Class C, Class R and Class K shares of each Fund are designed to permit an investor to purchase such shares through broker-dealers without the assessment of an initial sales charge and at the same time to permit ABI to compensate broker-dealers in connection with the sale of such shares. In this regard the purpose and function of the combined contingent deferred sales charge ("CDSC") and respective distribution services fee on the Class B shares and Class C shares of each Fund and the distribution services fees on the Class R shares and the Class K shares of each Fund are the same as those of the initial sales charge and distribution services fee with respect to the Class A shares of each Fund in that in each case the sales charge and/or distribution services fee provides for the financing of the distribution of the relevant class of the relevant Fund's shares.

      With respect to Class A shares of each Fund, distribution expenses accrued by ABI in one fiscal year may not be paid from distribution services fees received from a Fund in subsequent fiscal years. ABI's compensation with respect to Class B, Class C, Class R and Class K shares of each Fund under the Rule 12b-1 Plan is directly tied to the expenses incurred by ABI. Actual distribution expenses for Class B, Class C, Class R and Class K shares of each Fund for any given year, however, will probably exceed the distribution services fees payable under the Rule 12b-1 Plan with respect to the class involved and, in the case of Class B, Class C, Class R and Class K shares of each Fund, payments received from CDSCs. The excess will be carried forward by ABI and reimbursed from distribution services fees payable under the Rule 12b-1 Plan with respect to the class involved and, in the case of Class B and Class C shares of each Fund, payments subsequently received through CDSCs, so long as the Rule 12b-1 Plan is in effect.

      Unreimbursed distribution expenses incurred as of each Fund's most recent fiscal year ended November 30, 2009 and carried over for reimbursement in future years in respect of the Class B and Class C shares of each Fund were as follows:


                                     AMOUNT OF UNREIMBURSED DISTRIBUTION EXPENSES
                                     CARRIED OVER (AS A PERCENTAGE OF THE CLASS' NET ASSETS)
                                    --------------------------------------------------------

                                     CLASS B            CLASS C         CLASS R             CLASS K
                                     --------           --------        --------            --------
AB Value Fund                        $   485,909        $   829,079      $   108,761        $    31,837
                                           (2.46%)            (2.96%)          (3.43%)            (0.54%)

AB Small/Mid Cap Value               $    77,200        $ 2,187,112      $   616,428        $   167,448
                                            (.11%)            (1.89%)          (1.11%)             (.69%)

AB International Value               $ 2,786,616        $ 5,748,287      $ 1,720,575        $ 1,922,789
                                           (3.19%)            (1.60%)          (1.61%)            (1.05%)

AB Global Value                      $   128,109        $   462,433      $   134,020        $    15,773
                                           (2.31%)            (5.95%)          (4.26%)            (1.35)%

AB Growth and Income                 $21,825,194        $10,172,965      $   131,011        $    33,794
                                          (12.52%)            (4.92%)          (6.14%)             (.88%)

AB Core Opportunities                $ 1,590,378        $   148,084      $   148,084        $    27,478
                                           (6.29%)            (0.73%)         (15.43%)            (7.12%)

AB Balanced Shares                   $ 2,461,517        $ 2,978,679      $   313,639        $   204,802
                                           (2.02%)            (3.54%)          (4.72%)            (6.06%)

AB Utility Income                    $ 6,223,438        $ 2,156,478      $    47,857        $    59,624
                                          (29.57%)            (7.39%)          (3.57%)            (3.97%)

AB Global Real Estate Investment     $ 9,099,719        $ 2,085,835      $    96,037        $    34,993
                                         (105.92%)           (10.63%)          (2.01%)            (0.53%)

      The Rule 12b-1 Plan is in compliance with rules of the Financial Industry Regulatory Authority ("FINRA"), which effectively limit the annual asset-based sales charges and service fees that a mutual fund may pay on a class of shares to .75% and .25%, respectively, of the average annual net assets attributable to that class. The rules also limit the aggregate of all front-end, deferred and asset-based sales charges imposed with respect to a class of shares by a mutual fund that also charges a service fee to 6.25% of cumulative gross sales of shares of that class, plus interest at the prime rate plus 1% per annum.

      In approving the Rule 12b-1 Plan, the Directors of each Fund determined that there was a reasonable likelihood that the Rule 12b-1 Plan would benefit each Fund and its shareholders. The distribution services fee of a particular class will not be used to subsidize the provision of distribution services with respect to any other class.

      The Adviser may from time to time and from its own funds or such other resources as may be permitted by rules of the Commission make payments for distribution services to ABI; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

      The Agreement will continue in effect provided that such continuance is specifically approved at least annually by the Directors of the Funds or by vote of the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of that class of the relevant Fund, and, in either case, by a majority of the Directors of the Funds who are not parties to the Agreement or interested persons, as defined in the 1940 Act, of any such party (other than as directors of the Fund) and who have no direct or indirect financial interest in the operation of the Rule 12b-1 Plan or any agreement related thereto. Most recently the Directors approved the continuance of the Agreement for an additional annual term at their meetings held on May 5-7, 2009.

      All material amendments to the Agreement will become effective only upon approval as provided in the preceding paragraph; and the Rule 12b-1 Plan may not be amended in order to increase materially the costs that a Fund may bear pursuant to the Agreement without the approval of a majority of the holders of the outstanding voting shares of the Fund or the class or classes of the Fund affected. The Agreement may be terminated (a) by a Fund without penalty at any time by a majority vote of the holders of the Fund's outstanding voting securities, voting separately by class, or by a majority vote of the disinterested Directors or (b) by ABI. To terminate the Agreement, any party must give the other parties 60 days' written notice; to terminate the Rule 12b-1 Plan only, a Fund is not required to give prior notice to ABI. The Agreement will terminate automatically in the event of its assignment.

      In the event that the Rule 12b-1 Plan is terminated by either party or not continued with respect to the Class A shares, Class B shares, Class C shares, Class R shares or Class K shares of a Fund, (i) no distribution services fees (other than current amounts accrued but not yet paid) would be owed by that Fund to ABI with respect to that class and (ii) that Fund would not be obligated to pay ABI for any amounts expended under the Agreement not previously recovered by ABI from distribution services fees in respect of shares of such class or through deferred sales charges.

Transfer Agency Agreement
-------------------------

      ABIS, an indirect wholly-owned subsidiary of the Adviser, located principally at 8000 IH 10 W, 4th Floor, San Antonio, Texas, 78230, receives a transfer agency fee per account holder of each of the Class A, Class B, Class C, Class R, Class K, Class I and Advisor Class shares of each Fund, plus reimbursement for out-of-pocket expenses. The transfer agency fee with respect to the Class B shares and Class C shares of each Fund is higher than the transfer agency fee with respect to the Class A, Class R, Class K, Class I and Advisor Class shares of each Fund, reflecting the additional costs associated with the Class B and Class C CDSC. For the fiscal year ended October 31, 2009 for Growth and Income and for the fiscal year ended November 30, 2009 for Value Fund, Small/Mid Cap Value, International Value, Global Value, Core Opportunities, Balanced Shares, Utility Income and Global Real Estate, the Fund paid ABIS $2,661,727, $450,849, $833,081, $3,275,960, $123,489, $221,353,
$693,142, $211,330, and 177,920, respectively, for transfer agency services.

      ABIS acts as the transfer agent for each Fund. ABIS registers the transfer, issuance and redemption of Fund shares and disburses dividends and other distributions to Fund shareholders.

      Many Fund shares are owned by selected dealers or selected agents, as defined below, financial intermediaries or other financial representatives ("financial intermediaries") for the benefit of their customers. In those cases, a Fund often does not maintain an account for you. Thus, some or all of the transfer agency functions for these accounts are performed by the financial intermediaries. Each Fund, ABI and/or the Adviser pay to these financial intermediaries, including those that sell shares of the AllianceBernstein Mutual Funds, fees for sub-transfer agency and related recordkeeping services in amounts ranging up to $19 per share customer fund account per annum. Retirement plans may also hold Fund shares in the name of the plan, rather than the participant. Plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the Funds, may be paid for each plan participant fund account in amounts up to $19 per account per annum and/or up to 0.25% per annum of the average daily assets held in the plan. To the extent any of these payments for recordkeeping services, transfer agency services or retirement plan accounts are made by a Fund, they are included in the Funds' Prospectus in the Fund expense tables under "Fees and Expenses of the Fund." In addition, financial intermediaries may be affiliates of entities that receive compensation from the Adviser or ABI for maintaining retirement plan "platforms" that facilitate trading by affiliated and non-affiliated financial intermediaries and recordkeeping for retirement plans.

      Because financial intermediaries and plan recordkeepers may be paid varying amounts per class for sub-transfer agency and related recordkeeping services, the service requirements of which may also vary by class, this may create an additional incentive for financial intermediaries and their financial advisors to favor one fund complex over another or one class of shares over another.

Code of Ethics and Proxy Voting Policies and Procedures
-------------------------------------------------------

      The Funds, the Adviser and ABI have each adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act. These codes of ethics permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by a Fund.

      The Funds have adopted the Adviser's proxy voting policies and procedures. The Adviser's proxy voting policies and procedures are attached as Appendix A.

      Information regarding how each Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30, 2009 is available (i) without charge, upon request, by calling (800) 227-4618; or on or through the Funds' website at www.AllianceBernstein.com; or both; and (ii) on the Commission's website at www.sec.gov.

--------------------------------------------------------------------------------
                               PURCHASE OF SHARES
--------------------------------------------------------------------------------

      The following information supplements that set forth in your Prospectus under the heading "Investing in the Funds."

      Effective January 31, 2009, sales of Class B shares of the Fund to new investors were suspended. Class B shares may only be purchased (i) by existing Class B shareholders as of January 31, 2009, (ii) through exchange of Class B shares from another AllianceBernstein Mutual Fund, and (iii) as otherwise described below.

General
-------

      Shares of each Fund are offered on a continuous basis at a price equal to their NAV plus an initial sales charge at the time of purchase ("Class A shares"), with a CDSC ("Class B shares"), without any initial sales charge and, as long as the shares are held for one year or more, without any CDSC ("Class C shares"), to group retirement plans, as defined below, eligible to purchase Class R shares, without any initial sales charge or CDSC ("Class R shares"),to group retirement plans eligible to purchase Class K shares, without any initial sales charge or CDSC ("Class K shares"), to group retirement plans and certain investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates eligible to purchase Class I shares, without any initial sales charge or CDSC ("Class I shares"), or, to investors eligible to purchase Advisor Class shares, without any initial sales charge or CDSC ("Advisor Class shares"), in each case as described below. "Group retirement plans" are defined as 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans where plan level or omnibus accounts are held on the books of a Fund. All classes of shares of the Funds, except Class I and Advisor Class shares, are subject to Rule 12b-1 asset-based sales charges. Shares of a Fund that are offered subject to a sales charge are offered through (i) investment dealers that are members of the Financial Industry Regulatory Authority (FINRA) and have entered into selected dealer agreements with ABI ("selected dealers"), (ii) depository institutions and other financial intermediaries or their affiliates, that have entered into selected agent agreements with ABI ("selected agents") and (iii) ABI.

      Investors may purchase shares of the Funds either through financial intermediaries or directly through ABI. A transaction, service, administrative or other similar fee may be charged by your financial intermediary with respect to the purchase, sale or exchange of shares of each Fund made through such financial intermediary. Such financial intermediary may also impose requirements with respect to the purchase, sale or exchange of shares that are different from, or in addition to, those imposed by a Fund, including requirements as to the classes of shares available through such financial intermediary and the minimum initial and subsequent investment amounts. A Fund is not responsible for, and has no control over, the decision of any financial intermediary to impose such differing requirements. Sales personnel of financial intermediaries distributing a Fund's shares may receive differing compensation for selling different classes of shares.

      In order to open your account, a Fund or your financial intermediary is required to obtain certain information from you for identification purposes. This information may include name, date of birth, permanent residential address and social security/taxpayer identification number. It will not be possible to establish your account without this information. If a Fund or your financial intermediary is unable to verify the information provided, your account may be closed and other appropriate action may be taken as permitted by law.

Frequent Purchases and Sales of Fund Shares
-------------------------------------------

      The Funds' Board has adopted policies and procedures designed to detect and deter frequent purchases and redemptions of Fund shares or excessive or short-term trading that may disadvantage long-term Fund shareholders. These policies are described below. There is no guarantee that the Funds will be able to detect excessive or short-term trading and to identify shareholders engaged in such practices, particularly with respect to transactions in omnibus accounts. Shareholders should be aware that application of these policies may have adverse consequences, as described below, and avoid frequent trading in Fund shares through purchases, sales and exchanges of shares. Each Fund reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any shareholder's financial intermediary.

      Risks Associated With Excessive or Short-Term Trading Generally. While the Funds will try to prevent market timing by utilizing the procedures described below, these procedures may not be successful in identifying or stopping excessive or short-term trading in all circumstances. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a Fund's shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management and cause a Fund to sell shares at inopportune times to accommodate redemptions relating to short-term trading. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. In addition, a Fund may incur increased administrative and other expenses due to excessive or short-term trading, including increased brokerage costs and realization of taxable capital gains.

      Funds that may invest significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a Fund calculates its NAV at 4:00 p.m., Eastern time, which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in Fund share prices that are based on closing prices of foreign securities established some time before a Fund calculates its own share price (referred to as "time zone arbitrage"). The Funds have procedures, referred to as fair value pricing, designed to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a Fund calculates its NAV. While there is no assurance, each Fund expects that the use of fair value pricing, in addition to the short-term trading policies discussed below, will significantly reduce a shareholder's ability to engage in time zone arbitrage to the detriment of other Fund shareholders.

      A shareholder engaging in a short-term trading strategy may also target a Fund that does not invest primarily in foreign securities. Any Fund that invests in securities that are, among other things, thinly traded, traded infrequently, or relatively illiquid has the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short term trading to take advantage of these pricing differences (referred to as "price arbitrage"). The Funds may be adversely affected by price arbitrage.

      Policy Regarding Short-Term Trading. Purchases and exchanges of shares of the Funds should be made for investment purposes only. The Funds will seek to prevent patterns of excessive purchases and sales of Fund shares to the extent they are detected by the procedures described below. The Funds reserve the right to modify this policy, including any surveillance or account blocking procedures established from time to time to effectuate this policy, at any time without notice.

      o Transaction Surveillance Procedures. The Funds, through their agents, ABI and ABIS, maintain surveillance procedures to detect excessive or short-term trading in Fund shares. This surveillance process involves several factors, which include scrutinizing transactions in Fund shares that exceed certain monetary thresholds or numerical limits within a specified period of time. Generally more than two exchanges of Fund shares during any 90-day period or purchases of shares followed by a sale within 90 days will be identified by these surveillance procedures. For purposes of these transaction surveillance procedures, a Fund may consider trading activity in multiple accounts under common ownership, control, or influence. Trading activity identified by either, or a combination, of these factors, or as a result of any other information available at the time, will be evaluated to determine whether such activity might constitute excessive or short-term trading. These surveillance procedures may be modified from time to time, as necessary or appropriate to improve the detection of excessive or short-term trading or to address specific circumstances.

      o Account Blocking Procedures. If a Fund determines, in its sole discretion, that a particular transaction or pattern of transactions identified by the transaction surveillance procedures described above is excessive or short -term trading in nature, the relevant Fund account(s) will be immediately "blocked" and no future purchase or exchange activity will be permitted. However, sales of Fund shares back to a Fund or redemptions will continue to be permitted in accordance with the terms of the Fund's current Prospectus. As a result, unless the shareholder redeems his or her shares, which may have consequences if the shares have declined in value, a CDSC is applicable or adverse tax consequences may result, the shareholder may be "locked" into an unsuitable investment. In the event an account is blocked, certain account-related privileges, such as the ability to place purchase, sale and exchange orders over the internet or by phone, may also be suspended. A blocked account will generally remain blocked unless and until the account holder or the associated broker, dealer or other financial intermediary provides evidence or assurance acceptable to a Fund that the account holder did not or will not in the future engage in excessive or short-term trading.

      o Application of Surveillance Procedures and Restrictions to Omnibus Accounts. Omnibus account arrangements are common forms of holding shares of the Funds, particularly among certain brokers, dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Funds apply their surveillance procedures to these omnibus account arrangements. As required by Commission rules, the Funds have entered into agreements with all of its financial intermediaries that require the financial intermediaries to provide the Funds, upon the request of the Funds or their agents, with individual account level information about their transactions. If the Funds detect excessive trading through its monitoring of omnibus accounts, including trading at the individual account level, the financial intermediaries will also execute instructions from the Funds to take actions to curtail the activity, which may include applying blocks to accounts to prohibit future purchases and exchanges of Fund shares. For certain retirement plan accounts, the Funds may request that the retirement plan or other intermediary revoke the relevant participant's privilege to effect transactions in Fund shares via the internet or telephone, in which case the relevant participant must submit future transaction orders via the U.S. Postal Service (i.e., regular mail).

      Risks to Shareholders Resulting from Imposition of Account Blocks in Response to Excessive or Short-Term Trading Activity. A shareholder identified as having engaged in excessive or short-term trading activity whose account is "blocked" and who may not otherwise wish to redeem his or her shares effectively may be "locked" into an investment in a Fund that the shareholder did not intend to hold on a long-term basis or that may not be appropriate for the shareholder's risk profile. To rectify this situation, a shareholder with a "blocked" account may be forced to redeem Fund shares, which could be costly if, for example, these shares have declined in value, the shareholder recently paid an initial sales charge or the shares are subject to CDSC, or the sale results in adverse tax consequences to the shareholder. To avoid this risk, a shareholder should carefully monitor the purchases, sales and exchanges of Fund shares and avoid frequent trading in Fund shares.

      Limitations on Ability to Detect and Curtail Excessive Trading Practices. Shareholders seeking to engage in excessive or short-term trading activities may deploy a variety of strategies to avoid detection and, despite the efforts of a Fund and its agents to detect excessive or short duration trading in Fund shares, there is no guarantee that a Fund will be able to identify these shareholders or curtail their trading practices. In particular, a Fund may not be able to detect excessive or short-term trading in Fund shares attributable to a particular investor who effects purchase and/or exchange activity in Fund shares through omnibus accounts. Also, multiple tiers of these entities may exist, each utilizing an omnibus account arrangement, which may further compound the difficulty of detecting excessive or short duration trading activity in Fund shares.

Purchase of Shares
------------------

      Each Fund reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons. If a Fund suspends the sale of its shares, shareholders will not be able to acquire its shares, including through an exchange.

      The public offering price of shares of each Fund is their NAV, plus, in the case of Class A shares of each Fund, a sales charge. On each Fund business day on which a purchase or redemption order is received by a Fund and trading in the types of securities in which a Fund invests might materially affect the value of that Fund's shares, the per share is computed as of the next close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) by dividing the value of the total assets attributable to a class, less its liabilities, by the total number of its shares then outstanding. A Fund business day is any day on which the Exchange is open for trading.

      The respective NAV of the various classes of shares of each Fund are expected to be substantially the same. However, the NAV of the Class B, Class C and Class R shares of each Fund will generally be slightly lower than the NAV of the Class A, Class K, Class I and Advisor Class shares of each Fund, as a result of the differential daily expense accruals of the higher distribution and, in some cases, transfer agency fees applicable with respect to those classes of shares.

      The Funds will accept unconditional orders for their shares to be executed at the public offering price equal to their NAV next determined (plus applicable Class A sales charges), as described below. Orders received by ABI prior to the close of regular trading on the Exchange on each day the Exchange is open for trading are priced at the NAV computed as of the close of regular trading on the Exchange on that day (plus applicable Class A sales charges). In the case of orders for purchase of shares placed through financial intermediaries, the applicable public offering price will be the NAV as so determined, but only if the financial intermediary receives the order prior to the close of regular trading on the Exchange. The financial intermediary is responsible for transmitting such orders by a prescribed time to a Fund or its transfer agent. If the financial intermediary fails to do so, the investor will not receive the day's NAV. If the financial intermediary receives the order after the close of regular trading on the Exchange, the price received by the investor will be based on the NAV determined as of the close of regular trading on the Exchange on the next day it is open for trading.

      Following the initial purchase of a Fund's shares, a shareholder may place orders to purchase additional shares by telephone if the shareholder has completed the appropriate portion of the Mutual Fund Application or an "Autobuy" application, both of which may be obtained by calling the "For Literature" telephone number shown on the cover of this SAI. Except with respect to certain omnibus accounts, telephone purchase orders with payment by electronic funds transfer may not exceed $500,000. Payment for shares purchased by telephone can be made only by electronic funds transfer from a bank account maintained by the shareholder at a bank that is a member of the National Automated Clearing House Association ("NACHA"). Telephone purchase requests must be received before 4:00 p.m., Eastern time, on a Fund business day to receive that day's public offering price. Telephone purchase requests received after 4:00 p.m., Eastern time, are automatically placed the following Fund business day, and the applicable public offering price will be the public offering price determined as of the close of business on such following business day.

      Full and fractional shares are credited to a shareholder's account in the amount of his or her subscription. As a convenience, and to avoid unnecessary expense to a Fund, the Funds will not issue share certificates representing shares of a Fund. Ownership of a Fund's shares will be shown on the books of that Fund's transfer agent. Lost certificates will not be replaced with another certificate, but will be shown on the books of that Fund's transfer agent. This facilitates later redemption and relieves the shareholder of the responsibility for and inconvenience of lost or stolen certificates.

      Each class of shares of each Fund represents an interest in the same portfolio of investments of the relevant Fund, have the same rights and are identical in all respects, except that (i) Class A shares of each Fund bear the expense of the initial sales charge (or CDSC, when applicable) and Class B and Class C shares of each Fund bear the expense of the CDSC, (ii) Class B shares, Class C shares and Class R shares of each Fund each bear the expense of a higher distribution services fee than that borne by Class A shares and Class K shares of each Fund, and Class I shares and Advisor Class shares do not bear such a fee
(iii) Class B shares and Class C shares of each Fund bear higher transfer agency costs than those borne by Class A, Class R, Class K, Class I and Advisor Class shares of each Fund, (iv) Class B shares are subject to a conversion feature and will convert to Class A shares under certain circumstances, and (v) each of Class A, Class B, Class C, Class R and Class K shares of each Fund has exclusive voting rights with respect to provisions of the Plan pursuant to which its distribution services fee is paid and other matters for which separate class voting is appropriate under applicable law, provided that, if a Fund submits to a vote of the Class A shareholders, an amendment to the Plan that would materially increase the amount to be paid thereunder with respect to the Class A shares of that Fund, then such amendment will also be submitted to the Class B shareholders of that Fund because the Class B shares convert to Class A shares under certain circumstances and the Class A and Class B shareholders will vote separately by class. Each class has different exchange privileges and certain different shareholder service options available.

      The Directors of the Funds have determined that currently no conflict of interest exists between or among the classes of shares of any respective Fund. On an ongoing basis, the Directors of the Funds, pursuant to their fiduciary duties under the 1940 Act and state law, will seek to ensure that no such conflict arises.

Alternative Purchase Arrangements
---------------------------------

      Classes A, B and C Shares. Class A, Class B and Class C shares of each Fund have the following alternative purchase arrangements: Class A shares are generally offered with an initial sales charge, Class B shares are generally offered with a CDSC and Class C shares are sold to investors choosing the asset-based sales charge alternative. Special purchase arrangements are available for group retirement plans. See "Alternative Purchase Arrangements - Group Retirement Plans and Tax-Deferred Accounts" below. These alternative purchase arrangements permit an investor to choose the method of purchasing shares that is most beneficial given the amount of purchase, the length of time the investor expects the hold the shares, and other circumstances. Investors should consider whether, during the anticipated life of their investment in a Fund, the accumulated distribution services fee and CDSC on Class B shares prior to conversion, or the accumulated distribution services fee and CDSC on Class C shares, would be less than the initial sales charge and accumulated distribution services fee on Class A shares purchased at the same time, and to what extent such differential would be offset by the higher return of Class A shares. Class A shares will normally be more beneficial than Class B shares to the investor who qualifies for reduced initial sales charges on Class A shares, as described below. C shares will normally not be suitable for the investor who qualifies to purchase Class A shares at NAV. For this reason, ABI will reject any order for more than $1,000,000 for Class C shares.

      Class A shares of a Fund are subject to a lower distribution services fee and, accordingly, pay correspondingly higher dividends per share than Class B shares or Class C shares of that Fund. However, because initial sales charges are deducted at the time of purchase, most investors purchasing Class A shares of a Fund would not have all their funds invested initially and, therefore, would initially own fewer shares. Investors not qualifying for reduced initial sales charges who expect to maintain their investment for an extended period of time might consider purchasing Class A shares of a Fund because the accumulated continuing distribution charges on Class B shares or Class C shares of that Fund may exceed the initial sales charge on Class A shares during the life of the investment. Again, however, such investors must weigh this consideration against the fact that, because of such initial sales charges, not all their funds will be invested initially.

      Other investors might determine, however, that it would be more advantageous to purchase Class B shares or Class C shares of a Fund in order to have all their funds invested initially, although remaining subject to higher continuing distribution charges and being subject to a CDSC for a four-year and one-year period, respectively. For example, based on current fees and expenses, an investor subject to the 4.25% initial sales charge on Class A shares of a Fund would have to hold his or her investment approximately seven years for the Class C distribution services fee of that Fund to exceed the initial sales charge plus the accumulated distribution services fee of Class A shares. In this example, an investor intending to maintain his or her investment for a longer period might consider purchasing Class A shares. This example does not take into account the time value of money, which further reduces the impact of the Class C distribution services fees on the investment, fluctuations in NAV or the effect of different performance assumptions.

      Those investors who prefer to have all of their funds invested initially but may not wish to retain Fund shares for the four-year period during which Class B shares are subject to a CDSC may find it more advantageous to purchase Class C shares of a Fund.

      During AllianceBernstein Value Fund's fiscal years ended November 30, 2009, November 30, 2008, and November 30, 2007, the aggregate amount of underwriting commission payable with respect to shares of the Fund was $75,523, $161,226, and $367,642, respectively. Of these amounts, ABI received $3,158, $5,299, and $16,379, respectively, during fiscal years 2009, 2008, and 2007, representing that portion of the sales charges paid on shares of the Fund sold during the year which was not reallocated to selected dealers (and was accordingly retained by ABI). During the Fund's fiscal years ended November 30, 2009, November 30, 2008, and November 30, 2007, ABI received CDSCs of $4,899, $6,189, and $7,852, respectively, on Class A shares, $13,664, $46,386, and $57,104, respectively, on Class B shares and $2,409, $8,170, and $6,563, respectively, on Class C shares.

      During AllianceBernstein Small/Mid Cap Value Fund's fiscal years ended November 30, 2009, November 30, 2008, and November 30, 2007, the aggregate amount of underwriting commission payable with respect to shares of the Fund was $243,752, $447,090, and $894,781, respectively. Of these amounts, ABI received 6,040, $16,317, and $31,383, respectively, during fiscal years 2009, 2008, and 2007, representing that portion of the sales charges paid on shares of the Fund sold during the year which was not reallocated to selected dealers (and was accordingly retained by ABI). During the Fund's fiscal years ended November 30, 2009, November 30, 2008, and November 30, 2007, ABI received CDSCs of $7,927, $20,773, and $15,983, respectively, on Class A shares, $6,675, $85,334, and
$99,442, respectively, on Class B shares and $7,581, $25,288, and $20,353, respectively, on Class C shares.

      During AllianceBernstein International Value Fund's fiscal years ended November 30, 2009, November 30, 2008, and November 30, 2007, the aggregate amount of underwriting commission payable with respect to shares of the Fund was $728,446, $2,452,863, and $10,723,501, respectively. Of these amounts, ABI received $12,055, $73,095, and $508,092, respectively, during fiscal years 2009, 2008, and 2007, representing that portion of the sales charges paid on shares of the Fund sold during the year which was not reallocated to selected dealers (and was accordingly retained by ABI). During the Fund's fiscal years ended November 30, 2009, November 30, 2008, and November 30, 2007, ABI received CDSCs of $115,131, $88,847, and $190,213, respectively, on Class A shares, $177,812,
$368,981, and $221,461, respectively, on Class B shares and $62,842, $337,826, and $261,535, respectively, on Class C shares.

      During AllianceBernstein Global Value Fund's fiscal years ended November 30, 2009, November 30, 2008, and November, 30, 2007, the aggregate amount of underwriting commission payable with respect to shares of the Fund was $26,230, $73,159, and $353,291, respectively. Of these amounts, ABI received $1,062, $3,622, and $14,913, respectively, during fiscal years 2009, 2008, and 2007, representing that portion of the sales charges paid on shares of the Fund sold during the year which was not reallocated to selected dealers (and was accordingly retained by ABI). During the Fund's fiscal years ended November 30, 2009, November 30, 2008, and November 30, 2007, ABI received CDSCs of $369, $4,704, and $3,961, respectively, on Class A shares, $11,268, $22,153, and $21,108, respectively, on Class B shares and $758, $6,250, and $10,366, respectively, on Class C shares.

      During AllianceBernstein Growth and Income Fund's fiscal years ended October 31, 2009, 2008 and 2007 the aggregate amounts of underwriting commission payable with respect to shares of the Fund were $311,732, $597,238 and $972,987, respectively. Of that amount, ABI received the amounts of $12,591, $20,907 and $38,576, respectively, representing that portion of the sales charges paid on shares of the Fund sold during the year which was not reallowed to selected dealers (and was, accordingly, retained by ABI). During the Fund's fiscal years ended October 31, 2009, 2008 and 2007, ABI received CDSCs of $59,591, $37,816 and $44,783, respectively, on Class A shares, $94,711, $198,309 and $379,244, respectively, on Class B shares, and $5,883, $19,522 and $19,187, respectively, on Class C shares.

      During AllianceBernstein Core Opportunities Fund's fiscal years ended November 30, 2009, 2008, and 2007, the aggregate amount of underwriting commission payable with respect to shares of the Fund was $45,046, $70,563 and $108,845, respectively. Of that amount ABI received the amount of $1,913, $2,677 and $5,341, respectively, representing that portion of the sales charges paid on shares of the Fund sold during the year which was not reallowed to selected dealers (and was accordingly retained by ABI). During the Fund's fiscal year ended November 30, 2007, ABI received CDSCs of $12,687 on Class A shares, $55,702 on Class B shares, and $1,484 on Class C shares. During the Fund's fiscal year ended November 30, 2008, ABI received CDSCs of $2,631 on Class A shares, $17,318 on Class B shares, and $691 on Class C shares. During the Fund's fiscal year ended November 30, 2009, ABI received CDSCs of $646 on Class A shares, $13,241 on Class B shares, and $1,094 on Class C shares.

      During AllianceBernstein Balanced Shares' fiscal years ended November 30, 2009, 2008 and 2007, the aggregate amounts of underwriting commission payable with respect to shares of the Fund were $200,519, $398,350 and $922,137, respectively. Of that amount ABI received the amounts of $7,634, $13,735 and $34,066, respectively, representing that portion of the sales charges paid on shares of the Fund sold during the year which was not reallowed to selected dealers (and was, accordingly, retained by ABI). During the Fund's fiscal years ended November 30, 2009, 2008, and 2007, ABI received CDSCs of $7,258, $57,014 and $36,204, respectively, on Class A shares, $66,174, $182,970 and $253,602, respectively, on Class B shares, and $2,235, $14,225 and $8,529, respectively, on Class C shares.

      During AllianceBernstein Utility Income Fund's fiscal years ended November 30, 2009, 2008, and 2007, the aggregate amounts of underwriting commission payable with respect to shares of the Fund were $79,171, $336,570 and $310,298, respectively. Of that amount, ABI received the amount of $3,738, $17,954 and $17,450, respectively, representing that portion of the sales charges paid on shares of the Fund sold during the year which was not reallowed to selected dealers (and was accordingly retained by ABI). During the Fund's fiscal years ended November 30, 2009, 2008, and 2007, ABI received CDSCs of $1,178, $18,384 and $6,704, respectively, on Class A shares, $27,665, $49,953 and $44,121, respectively, on Class B shares, and $2,603, $9,698 and $2,683, respectively, on Class C shares.

      During AllianceBernstein Global Real Estate Investment Fund's fiscal years ended November 30, 2009, 2008, and 2007, the aggregate amount of underwriting commission payable with respect to shares of the Fund was $51,023, $127,081 and $342,330, respectively. Of that amount, ABI received $2,169, $5,307 and $16,848, respectively, representing that portion of the sales charges paid on shares of the Fund sold during the period which was not reallowed to selected dealers (and was, accordingly, retained by ABI). During the Fund's fiscal year ended November 30, 2009, ABI received $1,637, $5,339 and $824 in CDSCs on Class A, Class B and Class C shares, respectively. During the Fund's fiscal year ended November 30, 2008, ABI received $1,350, $18,922 and $6,800 in CDSCs on Class A, Class B and Class C shares, respectively. During the Fund's fiscal year ended November 30, 2007, ABI received $3,549, $40,528, and $10,054 in CDSCs on Class A, Class B and Class C shares, respectively.

Class A Shares
--------------

      The public offering price of Class A shares of a Fund is the NAV plus a sales charge, as set forth below.

                                  Sales Charge
                                  ------------

                                                                Discount or
                                                                Commission
                                                                to Dealers
                                As % of       As % of           or Agents
                                Net Amount    the Public        as % of
Amount of Purchase              Invested      Offering Price    Offering Price
------------------             ---------      --------------   ---------------

Up to $100,000                    4.44%           4.25%           4.00%
$100,000 up to $250,000           3.36            3.25            3.00
$250,000 up to $500,000           2.30            2.25            2.00
$500,000 up to $1,000,000*        1.78            1.75            1.50

--------
*     There is no initial sales charge on transactions of $1,000,000 or more.

      All or a portion of the initial sales charge may be paid to your financial representative. With respect to purchases of $1,000,000 or more, Class A shares of a Fund redeemed within one year of purchase may be subject to a CDSC of up to 1%. The CDSC on Class A shares will be waived on certain redemptions, as described below under "--Contingent Deferred Sales Charge."

      No initial sales charge is imposed on Class A shares of a Fund issued (i) pursuant to the automatic reinvestment of income dividends or capital gains distributions, (ii) in exchange for Class A shares of other "AllianceBernstein Mutual Funds" (as that term is defined under "Combined Purchase Privilege" below), except that an initial sales charge will be imposed on Class A shares issued in exchange for Class A shares of AllianceBernstein Exchange Reserves that were purchased for cash without the payment of an initial sales charge and without being subject to a CDSC, or (iii) upon the automatic conversion of Class B shares of a Fund as described below under "Class B Shares-Conversion Feature." The Fund receives the entire NAV of its Class A shares sold to investors. ABI's commission is the sales charge shown above less any applicable discount or commission "reallowed" to selected dealers and agents. ABI will reallow discounts to selected dealers and agents in the amounts indicated in the table above. In this regard, ABI may elect to reallow the entire sales charge to selected dealers and agents for all sales with respect to which orders are placed with ABI. A selected dealer who receives reallowance in excess of 90% of such a sales charge may be deemed to be an "underwriter" under the Securities Act.

      In addition to the circumstances described above, certain types of investors may be entitled to pay no initial sales charge in certain circumstances described below.

      Class A Shares - Sales at NAV. A Fund may sell its Class A shares at NAV (i.e., without any initial sales charge) to certain categories of investors including:

      (i) investment management clients of the Adviser or its affiliates, including clients and prospective clients of the Adviser's AllianceBernstein Institutional Investment Management Division;

      (ii) officers and present or former Directors of the Fund or other investment companies managed by the Adviser, officers, directors and present or retired full-time employees and former employees (for subsequent investment in accounts established during the course of their employment) of the Adviser, ABI, ABIS and their affiliates; officers, directors and present and full-time employees of selected dealers or agents; or the spouse or domestic partner, sibling, direct ancestor or direct descendant (collectively, "relatives") of any such person; or any trust, individual retirement account or retirement plan account for the benefit of any such person;

      (iii) the Adviser, ABI, ABIS and their affiliates; certain employee benefit plans for employees of the Adviser, ABI, ABIS and their affiliates;

      (iv) persons participating in a fee-based program, sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by ABI, under which such persons pay an asset-based fee for services in the nature of investment advisory or administrative services;

      (v) certain retirement plan accounts, as described under "Alternative Purchase Arrangements - Group Retirement Plans and Tax-Deferred Accounts"; and

      (vi) current Class A shareholders of AllianceBernstein Mutual Funds and investors who receive a "Fair Funds Distribution" (a "Distribution") resulting from a Commission enforcement action against the Adviser and current Class A shareholders of AllianceBernstein Mutual Funds who receive a Distribution resulting from any Commission enforcement action related to trading in shares of AllianceBernstein Mutual Funds who, in each case, purchase shares of an AllianceBernstein Mutual Fund from ABI through deposit with ABI of the Distribution check.

Class B Shares
--------------

      Effective January 31, 2009, sales of Class B shares of the Fund to new investors were suspended. Class B shares may only be purchased (i) by existing Class B shareholders as of January 31, 2009, (ii) through exchange of Class B shares from another AllianceBernstein Mutual Fund, and (iii) as otherwise described below.

      Investors may purchase Class B shares of a Fund at the public offering price equal to the NAV per share of the Class B shares of that Fund on the date of purchase without the imposition of a sales charge at the time of purchase. The Class B shares of a Fund are sold without an initial sales charge so that the Fund will receive the full amount of the investor's purchase payment.

      Conversion Feature. Eight years after the end of the calendar month in which the shareholder's purchase order was accepted, Class B shares of a Fund will automatically convert to Class A shares of that Fund and will no longer be subject to a higher distribution services fee. Such conversion will occur on the basis of the relative NAVs of the two classes, without the imposition of any sales load, fee or other charge. The purpose of the conversion feature is to reduce the distribution services fee paid by holders of Class B shares of a Fund that have been outstanding long enough for ABI to have been compensated for distribution expenses incurred in the sale of the shares.

      For purposes of conversion to Class A, Class B shares of a Fund purchased through the reinvestment of dividends and distributions paid in respect of Class B shares in a shareholder's account will be considered to be held in a separate sub-account. Each time any Class B shares of a Fund in the shareholder's account (other than those in the sub-account) convert to Class A shares of that Fund, an equal pro rata portion of the Class B shares in the sub-account will also convert to Class A.

      The conversion of Class B shares of a Fund to Class A shares is subject to the continuing availability of an opinion of counsel to the effect that the conversion of Class B shares to Class A shares does not constitute a taxable event under federal income tax law. The conversion of Class B shares of a Fund to Class A shares of that Fund may be suspended if such an opinion is no longer available at the time such conversion is to occur. In that event, no further conversions of Class B shares of that Fund would occur, and shares might continue to be subject to the higher distribution services fee for an indefinite period which may extend beyond the period ending eight years after the end of the calendar month in which the shareholder's purchase order was accepted.

Class C Shares
--------------

      Investors may purchase Class C shares of a Fund at the public offering price equal to the NAV per share of the Class C shares of that Fund on the date of purchase without the imposition of a sales charge either at the time of purchase or, as long as the shares are held for one year or more, upon redemption. Class C shares of a Fund are sold without an initial sales charge so that the Fund will receive the full amount of the investor's purchase payment and, as long as the shares are held for one year or more, without a CDSC so that the investor will receive as proceeds upon redemption the entire NAV of his or her Class C shares. The Class C distribution services fee enables each Fund to sell its Class C shares without either an initial sales charge or CDSC, as long as the shares are held for one year or more. Class C shares of a Fund do not convert to any other class of shares of that Fund and incur higher distribution services fees and transfer agency costs than Class A shares and Advisor Class shares of the relevant Fund, and will thus have a higher expense ratio and pay correspondingly lower dividends than Class A shares and Advisor Class shares.

      Contingent Deferred Sales Charge. Class B shares of a Fund that are redeemed within four years of purchase will be subject to a CDSC at the rates set forth below charged as a percentage of the dollar amount subject thereto. Class A share purchases of $1,000,000 or more and Class C shares that are redeemed within one year of purchase will be subject to CDSC of 1% as are Class A share purchases by certain group retirement plans (see "Alternative Purchase Arrangements - Group Retirement Plans and Tax-Deferred Accounts" below). The charge will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their NAV at the time of redemption. Accordingly, no sales charge will be imposed on increases in NAV above the initial purchase price. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions.

      To illustrate, assume that an investor purchased 100 Class B shares of a Fund at $10 per share (at a cost of $1,000) and in the second year after purchase, the NAV per share is $12 and, during such time, the investor has acquired 10 additional Class B shares of the Fund upon dividend reinvestment. If at such time the investor makes his or her first redemption of 50 Class B shares (proceeds of $600), 10 Class B shares will not be subject to the charge because of dividend reinvestment. With respect to the remaining 40 Class B shares, the charge is applied only to the original cost of $10 per share and not to the increase in NAV of $2 per share. Therefore, $400 of the $600 redemption proceeds will be charged at a rate of 3.0% (the applicable rate in the second year after purchase).

      For Class B shares, the amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares of a Fund until the time of redemption of such shares.

                                   Contingent Deferred Sales Charge for the Fund
      Year Since Purchase             as a % of Dollar Amount Subject to Charge
     --------------------            ------------------------------------------

      First                                               4.00%
      Second                                              3.00%
      Third                                               2.00%
      Fourth                                              1.00%
      Fifth and thereafter                                None

      In determining the CDSC applicable to a redemption of Class B shares and Class C shares of a Fund, it will be assumed that the redemption is, first, of any shares that are not subject to a CDSC (for example, because the shares were acquired upon the reinvestment of dividends or distributions) and, second, of shares held longest during the time they are subject to the sales charge. When shares acquired in an exchange are redeemed, the applicable CDSC and conversion schedules will be the schedules that applied at the time of the purchase of shares of the corresponding class of the AllianceBernstein Mutual Fund originally purchased by the shareholder. If you redeem your shares and directly invest the proceeds in units of CollegeBoundfund, the CDSC will apply to the units of CollegeBoundfund. The CDSC period begins with the date of your original purchase, not the date of exchange for the other Class B shares or Class C shares, as applicable, or purchase of CollegeBoundfund units.

      Proceeds from the CDSC are paid to ABI and are used by ABI to defray the expenses of ABI related to providing distribution-related services to a Fund in connection with the sale of Fund shares, such as the payment of compensation to selected dealers and agents for selling Fund shares. The combination of CDSC and the distribution services fee enables a Fund to sell shares without a sales charge being deducted at the time of purchase.

      The CDSC is waived on redemptions of shares (i) following the death or disability, as defined in the United States Internal Revenue Code of 1986, as amended, and the rules and regulations thereunder (the "Code"), of a shareholder, (ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has attained the age of 70 1/2, (iii) that had been purchased by present or former Directors of the Funds, by the relative of any such person, by any trust, individual retirement account or retirement plan account for the benefit of any such person or relative, or by the estate of any such person or relative, (iv) pursuant to, and in accordance with, a systematic withdrawal plan (see "Sales Charge Reduction Programs - Systematic Withdrawal Plan" below), (v) to the extent that the redemption is necessary to meet a plan participant's or beneficiary's request for a distribution or loan from a group retirement plan or to accommodate a plan participant's or beneficiary's direction to reallocate his or her plan account among other investment alternatives available under a group retirement plan, (vi) for Class C shares, sold through programs offered by financial intermediaries and approved by ABI where such programs offer only shares that are not subject to a CDSC, where the financial intermediary establishes a single omnibus account for each Fund or in the case of a group retirement plan, a single account for each plan, and where no advance commission is paid to any financial intermediary in connection with the purchase of such shares, (vii) for permitted exchanges of shares, or (viii) that had been purchased with proceeds from a Distribution resulting from any Commission enforcement action related to trading in shares of AllianceBernstein Mutual Funds through deposit with ABI of the Distribution check.

Advisor Class Shares
--------------------

      Advisor Class shares of the Funds may be purchased and held solely (i) through accounts established under fee-based programs, sponsored and maintained by registered broker-dealers or other financial intermediaries and approved by ABI, (ii) through defined contribution employee benefit plans (e.g., 401(k) plans) that have at least $10 million in assets and are purchased directly by the plan without the involvement of a financial intermediary, or (iii) by the categories of investors described in clauses (i) through (iv) under "Class A Shares --Sales at NAV" (other than officers, directors and present and full-time employees of selected dealers or agents, or relatives of such person, or any trust, individual retirement account or retirement plan account for the benefit of such relative, none of whom is eligible on the basis solely of such status to purchase and hold Advisor Class shares). Generally, a fee-based program must charge an asset-based or other similar fee and must invest at least $250,000 in Advisor Class shares of a Fund in order to be approved by ABI for investment in Advisor Class shares. A transaction fee may be charged by your financial intermediary with respect to the purchase, sale or exchange of Advisor Class shares made through such financial intermediary. Advisor Class shares do not incur any distribution services fees, and will thus have a lower expense ratio and pay correspondingly higher dividends than Class A, Class B, Class C, Class R or Class K shares.

Class R Shares
--------------

      Class R shares are offered only to group retirement plans that have plan assets of up to $10 million. Class R shares are not available to retail non-retirement accounts, traditional or Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and to AllianceBernstein-sponsored retirement products. Class R shares incur a .50% distribution services fee and thus have a higher expense ratio than Class A shares, Class K shares and Class I shares and pay correspondingly lower dividends than Class A shares, Class K shares and Class I shares.

Class K Shares
--------------

      Class K shares are available at NAV to group retirement plans that have plan assets of at least $1 million. Class K shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and AllianceBernstein-sponsored retirement products. Class K shares do not have an initial sales charge or CDSC but incur a .25% distribution services fee and thus (i) have a lower expense ratio than Class R shares and pay correspondingly higher dividends than Class R shares and (ii) have a higher expense ratio than Class I shares and pay correspondingly lower dividends than Class I shares.

Class I Shares
--------------

      Class I shares are available at NAV to all group retirement plans that have plan assets in excess of $10 million and to certain related group retirement plans with plan assets of less than $10 million in assets if the sponsor of such plans has at least one group retirement plan with plan assets in excess of $10 million that invests in Class I shares and to certain investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates. Class I shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and AllianceBernstein-sponsored retirement products. Class I shares do not incur any distribution services fees and will thus have a lower expense ratio and pay correspondingly higher dividends than Class R and Class K shares.

Alternative Purchase Arrangements - Group Retirement
Plans and Tax-Deferred Accounts
----------------------------------------------------

      A Fund offers special distribution arrangements for group retirement plans. However, plan sponsors, plan fiduciaries and other financial intermediaries may establish requirements as to the purchase, sale or exchange of shares of the Fund, including maximum and minimum initial investment requirements, that are different from those described in this SAI. Group retirement plans also may not offer all classes of shares of the Fund. In order to enable participants investing through group retirement plans to purchase shares of the Fund, the maximum and minimum investment amounts may be different for shares purchased through group retirement plans from those described herein. In addition, the Class A and Class B CDSC may be waived for investments made through certain group retirement plans. Therefore, plan sponsors or fiduciaries may not adhere to these share class eligibility standards as set forth in your Prospectus and this SAI. A Fund are not responsible for, and has no control over, the decision of any plan sponsor or fiduciary to impose such differing requirements.

      Class A Shares. Class A shares are available at NAV to all AllianceBernstein-sponsored group retirement plans, regardless of size, and to the AllianceBernstein Link, AllianceBernstein Individual 401(k) and AllianceBernstein SIMPLE IRA plans with at least $250,000 in plan assets or 100 or more employees. Effective June 30, 2005, for the purposes of determining whether a SIMPLE IRA plan has at least $250,000 in plan assets, all of the SIMPLE IRAs of an employer's employees are aggregated. ABI measures the asset levels and number of employees in these plans once monthly. Therefore, if a plan that is not initially eligible for Class A shares meets the asset level or number of employees required for Class A eligibility, ABI may not initially fill orders with Class A shares if an order is received prior to its monthly measurement of assets and employees. If the plan terminates a Fund as an investment option within one year, then plan purchases of Class A shares will be subject to a 1%, 1-year CDSC redemption. Class A shares are also available at NAV to group retirement plans with plan assets in excess of $10 million. The 1%, 1-year CDSC also generally applies. However, the 1%, 1-year CDSC may be waived if the financial intermediary agrees to waive all commissions or other compensation paid in connection with the sale of such shares (typically up to a 1% advance payment for sales of Class A shares at NAV) other than the service fee paid pursuant to the Fund's distribution service plan.

      Class B Shares. Class B shares are generally not available for purchase by group retirement plans. However, Class B shares may continue to be purchased by group retirement plans that have already selected Class B shares as an investment alternative under their plan prior to September 2, 2003.

      Class C Shares. Class C shares are available to AllianceBernstein Link, AllianceBernstein Individual 401(k) and AllianceBernstein SIMPLE IRA plans with less than $250,000 in plan assets and less than 100 employees. Class C shares are also available to group retirement plans with plan assets of less than $1 million. If an AllianceBernstein Link, AllianceBernstein Individual 401(k) or AllianceBernstein SIMPLE IRA plan holding Class C shares becomes eligible to purchase Class A shares at NAV, the plan sponsor or other appropriate fiduciary of such plan may request ABI in writing to liquidate the Class C shares and purchase Class A shares with the liquidation proceeds. Any such liquidation and repurchase may not occur before the expiration of the 1-year period that begins on the date of the plan's last purchase of Class C shares.

      Class R Shares. Class R shares are available to certain group retirement plans with plan assets of up to $10 million. Class R shares are not subject to front-end sales charges or CDSCs, but are subject to a .50% distribution fee.

      Class K Shares. Class K shares are available to certain group retirement plans with plan assets of at least $1 million. Class K shares are not subject to a front-end sales charge or CDSC, but are subject to a .25% distribution fee.

      Class I Shares. Class I shares are available to certain group retirement plans with plan assets of at least $10 million and certain institutional clients of the Adviser who invest at least $2 million in a Fund. Class I shares are not subject to a front-end sales charge, CDSC or distribution fee.

      Choosing a Class of Shares for Group Retirement Plans. Plan sponsors, plan fiduciaries and other financial intermediaries may establish requirements as to the purchase, sale or exchange of shares of a Fund, including maximum and minimum initial investment requirements, that are different from those described in this SAI. Plan fiduciaries should consider how these requirements differ from a Fund's share class eligibility criteria before determining whether to invest.

      It is expected that the Funds will eventually offer only Class R, Class K and Class I shares to group retirement plans. Currently, the Funds also make their Class A shares available at NAV to group retirement plans with plan assets in excess of $10 million. Unless waived under the circumstances described above, a 1%, 1-year CDSC applies to the sale of Class A shares by a plan. Because Class K shares have no CDSC and lower 12b-1 distribution fees and Class I shares have no CDSC and Rule 12b-1 distribution fees, plans should consider purchasing Class K or Class I shares, if eligible, rather than Class A shares.

      In selecting among the Class A, Class K and Class R shares, plans purchasing shares through a financial intermediary that is not willing to waive advance commission payments (and therefore are not eligible for the waiver of the 1%, 1-year CDSC applicable to Class A shares) should weigh the following:

      o the lower Rule 12b-1 distribution fees (0.30%) and the 1%, 1-year CDSC with respect to Class A shares;

      o the higher Rule 12b-1 distribution fees (0.50%) and the absence of a CDSC with respect to Class R shares; and

      o the lower Rule 12b-1 distribution fees (0.25%) and the absence of a CDSC with respect to Class K shares.

      Because Class A and Class K shares have lower Rule 12b-1 distribution fees than Class R shares, plans should consider purchasing Class A or Class K shares, if eligible, rather than Class R shares.

      As described above, effective January 31, 2009, sales of Class B shares to new investors were suspended. While Class B shares were generally not available to group retirement plans, Class B shares are available for continuing contributions from plans that have already selected Class B shares as an investment option under their plans prior to September 2, 2003. Plans should weigh the fact that Class B shares will convert to Class A shares after a period of time against the fact that Class A, Class R, Class K and Class I shares have lower expenses, and therefore higher returns, than Class B shares, before determining which class to make available to its plan participants.

Sales Charge Reduction Programs
-------------------------------

      The AllianceBernstein Mutual Funds offer shareholders various programs through which shareholders may obtain reduced sales charges or reductions in CDSC through participation in such programs. In order for shareholders to take advantage of the reductions available through the combined purchase privilege, rights of accumulation and letters of intent, a Fund must be notified by the shareholder or his/her financial intermediary that they qualify for such a reduction. If a Fund is not notified that a shareholder is eligible for these reductions, the relevant Fund will be unable to ensure that the reduction is applied to the shareholder's account.

      Combined Purchase Privilege. Shareholders may qualify for the sales charge reductions by combining purchases of shares of a Fund into a single "purchase." By combining such purchases, a shareholder may be able to take advantage of the quantity discounts described under "Alternative Purchase Arrangements - Class A Shares." A "purchase" means a single purchase or concurrent purchases of shares of any AllianceBernstein Mutual Fund, including AllianceBernstein Institutional Funds, by (i) an individual, his or her spouse or domestic partner, or the individual's children under the age of 21 years purchasing shares of a Fund for his, her or their own account(s), including certain CollegeBoundfund accounts;
(ii) a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account with one or more beneficiaries involved; or (iii) the employee benefit plans of a single employer. The term "purchase" also includes purchases by any "company," as the term is defined in the 1940 Act, but does not include purchases by any such company which has not been in existence for at least six months or which has no purpose other than the purchase of shares of a Fund or shares of other registered investment companies at a discount. The term "purchase" does not include purchases by any group of individuals whose sole organizational nexus is that the participants therein are credit card holders of a company, policy holders of an insurance company, customers of either a bank or broker-dealer or clients of an investment adviser.

      Currently, the AllianceBernstein Mutual Funds include:

AllianceBernstein Balanced Shares, Inc.
AllianceBernstein Blended Style Series, Inc.
      -    AllianceBernstein 2000 Retirement Strategy
      -    AllianceBernstein 2005 Retirement Strategy
      -    AllianceBernstein 2010 Retirement Strategy
      -    AllianceBernstein 2015 Retirement Strategy
      -    AllianceBernstein 2020 Retirement Strategy
      -    AllianceBernstein 2025 Retirement Strategy
      -    AllianceBernstein 2030 Retirement Strategy
      -    AllianceBernstein 2035 Retirement Strategy
      -    AllianceBernstein 2040 Retirement Strategy
      -    AllianceBernstein 2045 Retirement Strategy
      -    AllianceBernstein 2050 Retirement Strategy
      -    AllianceBernstein 2055 Retirement Strategy
      -    U.S. Large Cap Portfolio
AllianceBernstein Bond Fund, Inc.
      -    AllianceBernstein Bond Inflation Strategy
      -    AllianceBernstein Intermediate Bond Portfolio
      - AllianceBernstein Municipal Bond Inflation Strategy AllianceBernstein Cap Fund, Inc.
      -    AllianceBernstein Small Cap Growth Portfolio
      - AllianceBernstein U.S. Strategic Research Portfolio AllianceBernstein Core Opportunities Fund, Inc.
AllianceBernstein Diversified Yield Fund, Inc.
AllianceBernstein Exchange Reserves
AllianceBernstein Global Bond Fund, Inc.
AllianceBernstein Global Growth Fund, Inc.
AllianceBernstein Global Real Estate Investment Fund, Inc. AllianceBernstein Global Thematic Growth Fund, Inc.
AllianceBernstein Greater China '97 Fund, Inc.
AllianceBernstein Growth and Income Fund, Inc.
AllianceBernstein High Income Fund, Inc.
AllianceBernstein International Growth Fund, Inc.
AllianceBernstein Large Cap Growth Fund, Inc.
AllianceBernstein Municipal Income Fund, Inc.
      -    AllianceBernstein High Income Municipal Portfolio
      -    California Portfolio
      -    National Portfolio
      -    New York Portfolio
AllianceBernstein Municipal Income Fund II
      -    Arizona Portfolio
      -    Massachusetts Portfolio
      -    Michigan Portfolio
      -    Minnesota Portfolio
      -    New Jersey Portfolio
      -    Ohio Portfolio
      -    Pennsylvania Portfolio
      -    Virginia Portfolio
AllianceBernstein Small/Mid Cap Growth Fund, Inc.
AllianceBernstein Trust
      -    AllianceBernstein Global Value Fund
      -    AllianceBernstein International Value Fund
      -    AllianceBernstein Small/Mid Cap Value Fund
      -    AllianceBernstein Value Fund
AllianceBernstein Utility Income Fund, Inc.
The AllianceBernstein Portfolios
      -    AllianceBernstein Balanced Wealth Strategy
      -    AllianceBernstein Growth Fund
      -    AllianceBernstein Tax-Managed Balanced Wealth Strategy
      -    AllianceBernstein Tax-Managed Wealth Appreciation Strategy
      -    AllianceBernstein Tax-Managed Conservative Wealth Strategy
      -    AllianceBernstein Wealth Appreciation Strategy
      -    AllianceBernstein Conservative Wealth Strategy
Sanford C. Bernstein Fund, Inc.
      -    AllianceBernstein Intermediate California Municipal Portfolio
      -    AllianceBernstein Intermediate Diversified Municipal Portfolio
      -    AllianceBernstein Intermediate New York Municipal Portfolio
      -    AllianceBernstein International Portfolio
      -    AllianceBernstein Overlay A Portfolio
      -    AllianceBernstein Overlay B Portfolio
      -    AllianceBernstein Short Duration Portfolio
      -    AllianceBernstein Tax-Aware Overlay A Portfolio
      -    AllianceBernstein Tax-Aware Overlay B Portfolio
      -    AllianceBernstein Tax-Aware Overlay C Portfolio
      -    AllianceBernstein Tax-Aware Overlay N Portfolio
      -    AllianceBernstein Tax-Managed International Portfolio

      Prospectuses for the AllianceBernstein Mutual Funds may be obtained without charge by contacting ABIS at the address or the "For Literature" telephone number shown on the front cover of this SAI.

      Cumulative Quantity Discount (Right of Accumulation). An investor's purchase of additional Class A shares of a Fund may be combined with the value of the shareholder's existing accounts, thereby enabling the shareholder to take advantage of the quantity discounts described under "Alternative Purchase Arrangements - Class A Shares." In such cases, the applicable sales charge on the newly purchased shares will be based on the total of:

      (i)   the investor's current purchase;

      (ii) the NAV (at the close of business on the previous day) of (a) all shares of the relevant Fund held by the investor and (b) all shares held by the investor of any other AllianceBernstein Mutual Fund, including AllianceBernstein Institutional Funds and certain CollegeBoundfund accounts for which the investor, his or her spouse or domestic partner, or child under the age of 21 is a participant; and

      (iii) the NAV of all shares described in paragraph (ii) owned by another shareholder eligible to combine his or her purchase with that of the investor into a single "purchase" (see above).

      For example, if an investor owned shares of an AllianceBernstein Mutual Fund worth $200,000 at their then current NAV and, subsequently, purchased Class A shares of a Fund worth an additional $100,000, the initial sales charge for the $100,000 purchase would be at the 2.25% rate applicable to a single $300,000 purchase of shares of that Fund, rather than the 3.25% rate.

      Letter of Intent. Class A investors may also obtain the quantity discounts described under "Alternative Purchase Arrangements - Class A Shares" by means of a written Letter of Intent, which expresses the investor's intention to invest at least $100,000 in Class A shares of the Fund or any AllianceBernstein Mutual Fund within 13 months. Each purchase of shares under a Letter of Intent will be made at the public offering price or prices applicable at the time of such purchase to a single transaction of the dollar amount indicated in the Letter of Intent. At the investor's option, a Letter of Intent may include purchases of shares of a Fund or any other AllianceBernstein Mutual Fund made not more than 90 days prior to the date that the investor signs a Letter of Intent, in which case the 13-month period during which the Letter of Intent is in effect will begin on the date of the earliest purchase. However, sales charges will not be reduced for purchases made prior to the date the Letter of Intent is signed.

      Investors qualifying for the Combined Purchase Privilege described above may purchase shares of the AllianceBernstein Mutual Funds under a single Letter of Intent. For example, if at the time an investor signs a Letter of Intent to invest at least $100,000 in Class A shares of a Fund, the investor and the investor's spouse or domestic partner each purchase shares of that Fund worth $20,000 (for a total of $40,000), it will only be necessary to invest a total of $60,000 during the following 13 months in shares of the Fund or any other AllianceBernstein Mutual Fund, to qualify for the 3.25% sales charge on the total amount being invested (the sales charge applicable to an investment of $100,000).

      The Letter of Intent is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of such amount. Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased, and such escrowed shares will be involuntarily redeemed at their then NAV to pay the additional sales charge, if necessary. Dividends on escrowed shares, whether paid in cash or reinvested in additional Fund shares, are not subject to escrow. When the full amount indicated has been purchased, the escrow will be released.

      Investors wishing to enter into a Letter of Intent in conjunction with their initial investment in Class A shares of a Fund can obtain a form of Letter of Intent by contacting ABIS at the address or telephone numbers shown on the cover of this SAI.

      Reinstatement Privilege. A shareholder who has redeemed any or all of his or her Class A or Class B shares of a Fund may reinvest all or any portion of the proceeds from that redemption in Class A shares of any AllianceBernstein Mutual Fund at NAV without any sales charge, provided that (i) such reinvestment is made within 120 calendar days after the redemption or repurchase date, and
(ii) for Class B shares of a Fund, a CDSC has been paid and ABI has approved, at its discretion, the reinvestment of such shares. The reinstatement privilege for Class B shares is not available after January 31, 2009. Shares are sold to a reinvesting shareholder at the NAV next determined as described above. A reinstatement pursuant to this privilege will not cancel the redemption or repurchase transaction; therefore, any gain or loss so realized will be recognized for federal income tax purposes, except that no loss will be recognized to the extent that the proceeds are reinvested in shares of the Fund within 30 calendar days after the redemption or repurchase transaction. Investors may exercise the reinstatement privilege by written request sent to the relevant Fund at the address shown on the cover of this SAI.

      Dividend Reinvestment Program. Shareholders may elect to have all income and capital gains distributions from their account paid to them in the form of additional shares of the same class of the Fund pursuant to the Fund's Dividend Reinvestment Program. No initial sales charge or CDSC will be imposed on shares issued pursuant to the Dividend Reinvestment Program. Shares issued under this program will have an aggregate NAV as of the close of business on the declaration date of the dividend or distribution equal to the cash amount of the distribution. Investors wishing to participate in the Dividend Reinvestment Program should complete the appropriate section of the Mutual Fund Application. Current shareholders should contact ABIS to participate in the Dividend Reinvestment Program.

      In certain circumstances where a shareholder has elected to receive dividends and/or capital gain distributions in cash but the account has been determined to be lost due to mail being returned to us by the Postal Service as undeliverable, such shareholder's distributions option will automatically be placed within the Dividend Reinvestment Program for future distributions. No interest will accrue on amounts represented by uncashed distribution checks.

      Dividend Direction Plan. A shareholder who already maintains accounts in more than one AllianceBernstein Mutual Fund may direct that income dividends and/or capital gains paid by one AllianceBernstein Mutual Fund be automatically reinvested, in any amount, without the payment of any sales or service charges, in shares of the same class of the other AllianceBernstein Mutual Fund(s). Further information can be obtained by contacting ABIS at the address or the "For Literature" telephone number shown on the cover of this SAI. Investors wishing to establish a dividend direction plan in connection with their initial investment should complete the appropriate section of the Mutual Fund Application found in your Prospectus. Current shareholders should contact ABIS to establish a dividend direction plan.

Systematic Withdrawal Plan
--------------------------

      General. Any shareholder who owns or purchases shares of a Fund having a current NAV of at least $5,000 may establish a systematic withdrawal plan under which the shareholder will periodically receive a payment in a stated amount of not less than $50 on a selected date. The $5,000 account minimum does not apply to a shareholder owning shares through an individual retirement account or other retirement plan who has attained the age of 70 1/2 who wishes to establish a systematic withdrawal plan to help satisfy a required minimum distribution. Systematic withdrawal plan participants must elect to have their dividends and distributions from a Fund automatically reinvested in additional shares of that Fund.

      Shares of a Fund owned by a participant in each Fund's systematic withdrawal plan will be redeemed as necessary to meet withdrawal payments and such payments will be subject to any taxes applicable to redemptions and, except as discussed below with respect to Class A, Class B and Class C shares, any applicable CDSC. Shares acquired with reinvested dividends and distributions will be liquidated first to provide such withdrawal payments and thereafter other shares will be liquidated to the extent necessary, and depending upon the amount withdrawn, the investor's principal may be depleted. A systematic withdrawal plan may be terminated at any time by the shareholder or a Fund.

      Withdrawal payments will not automatically end when a shareholder's account reaches a certain minimum level. Therefore, redemptions of shares under the plan may reduce or even liquidate a shareholder's account and may subject the shareholder to a Fund's involuntary redemption provisions. See "Redemption and Repurchase of Shares--General." Purchases of additional shares concurrently with withdrawals are undesirable because of sales charges applicable when purchases are made. While an occasional lump-sum investment may be made by a holder of Class A shares who is maintaining a systematic withdrawal plan, such investment should normally be an amount equivalent to three times the annual withdrawal or $5,000, whichever is less.

      Payments under a systematic withdrawal plan may be made by check or electronically via the Automated Clearing House ("ACH") network. Investors wishing to establish a systematic withdrawal plan in conjunction with their initial investment in shares of a Fund should complete the appropriate portion of the Mutual Fund Application, while current Fund shareholders desiring to do so can obtain an application form by contacting ABIS at the address or the "For Literature" telephone number shown on the cover of this SAI.

      CDSC Waiver for Class A Shares, Class B Shares and Class C Shares. Under a systematic withdrawal plan, up to 1% monthly, 2% bi-monthly or 3% quarterly of the value at the time of redemption of the Class A, Class B or Class C shares of a Fund in a shareholder's account may be redeemed free of any CDSC.

      Class B shares of a Fund that are not subject to a CDSC (such as shares acquired with reinvested dividends or distributions) will be redeemed first and will count toward the foregoing limitations. Remaining Class B shares that are held the longest will be redeemed next. Redemptions of Class B shares in excess of the foregoing limitations will be subject to any otherwise applicable CDSC.

      With respect to Class A and Class C shares of a Fund, shares held the longest will be redeemed first and will count toward the foregoing limitations. Redemptions in excess of those limitations will be subject to any otherwise applicable CDSC.

Payments to Financial Advisors and Their Firms
----------------------------------------------

      Financial intermediaries market and sell shares of the Funds. These financial intermediaries employ financial advisors and receive compensation for selling shares of a Fund. This compensation is paid from various sources, including any sales charge, CDSC and/or Rule 12b-1 fee that you or a Fund may pay. Your individual financial advisor may receive some or all of the amounts paid to the financial intermediary that employs him or her.

      In the case of Class A shares, all or a portion of the initial sales charge that you pay may be paid by ABI to financial intermediaries selling Class A shares. ABI may also pay these financial intermediaries a fee of up to 1% on purchases of $1 million or more. Additionally, up to 100% of the Rule 12b-1 fees applicable to Class A shares each year may be paid to financial intermediaries, including your financial intermediary, that sell Class A shares.

      In the case of Class B shares, ABI may pay, at the time of your purchase, a commission to financial intermediaries selling Class B shares in an amount equal to 4% of your investment. Additionally, up to 30% of the Rule 12b-1 fees applicable to Class B shares each year may be paid to financial intermediaries, including your financial intermediary, that sell Class B shares.

      In the case of Class C shares, ABI may pay, at the time of your purchase, a commission to firms selling Class C shares in an amount equal to 1% of your investment. Additionally, up to 100% of the Rule 12b-1 fee applicable to Class C shares each year may be paid to financial intermediaries, including your financial intermediary, that sell Class C shares.

      In the case of Class R and Class K shares, up to 100% of the Rule 12b-1 fee applicable to Class R and Class K shares each year may be paid to financial intermediaries, including your financial intermediary, that sell Class R and Class K shares.

      In the case of Advisor Class shares, your financial advisor may charge ongoing fees or transactional fees. ABI may pay a portion of "ticket" or other transactional charges.

      Your financial advisor's firm receives compensation from the Funds, ABI and/or the Adviser in several ways from various sources, which include some or all of the following:

      o     upfront sales commissions;

      o     Rule 12b-1 fees;

      o     additional distribution support;

      o defrayal of costs for educational seminars and training; and o payments related to providing shareholder record-keeping and/or transfer agency services.

Please read your Prospectus carefully for information on this compensation.

Other Payments for Distribution Services and Educational Support
----------------------------------------------------------------

      In addition to the commission paid to financial intermediaries at the time of sale and the fees described under "Asset-Based Sales Charges or Distribution and/or Service (Rule 12b-1) Fees," in your Prospectus, some or all of which may be paid to financial intermediaries (and, in turn, to your financial advisor), ABI, at its expense, currently provides additional payments to firms that sell shares of the AllianceBernstein Mutual Funds. Although the individual components may be higher and the total amount of payments made to each qualifying firm in any given year may vary, the total amount paid to a financial intermediary in connection with the sale of shares of the AllianceBernstein Mutual Funds will generally not exceed the sum of (a) 0.25% of the current year's fund sales by that firm and (b) 0.10% of average daily net assets attributable to that firm over the year. These sums include payments to reimburse directly or indirectly the costs incurred by these firms and their employees in connection with educational seminars and training efforts about the AllianceBernstein Mutual Funds for the firms' employees and/or their clients and potential clients. The costs and expenses associated with these efforts may include travel, lodging, entertainment and meals.

      For 2010, ABI expects to pay approximately 0.04% of the average monthly assets of the AllianceBernstein Mutual Funds, or approximately $16.5 million, for distribution services and education support related to the AllianceBernstein Mutual Funds. In 2009, ABI paid approximately 0.04% of the average monthly assets of the AllianceBernstein Mutual Funds, or approximately $14.5 million, for distribution services and education support related to the AllianceBernstein Mutual Funds.

      A number of factors are considered in determining the additional payments, including each firm's AllianceBernstein Mutual Fund sales, assets and redemption rates, and the willingness and ability of the firm to give ABI access to its financial advisors for educational or marketing purposes. In some cases, firms will include the AllianceBernstein Mutual Funds on a "preferred list." ABI's goal is to make the financial advisors who interact with current and prospective investors and shareholders more knowledgeable about the AllianceBernstein Mutual Funds so that they can provide suitable information and advice about the funds and related investor services.

      The Funds and ABI also make payments for recordkeeping and other transfer agency services to financial intermediaries that sell AllianceBernstein Mutual Fund shares. Please see "Expenses of the Funds - Transfer Agency Agreement" above. These expenses paid by the Funds are included in "Other Expenses" under "Fees and Expenses of the Funds - Annual Operating Expenses" in your Prospectus.

      If one mutual fund sponsor makes greater distribution assistance payments than another, your financial advisor and his or her firm may have an incentive to recommend on fund complex over another. Similarly, if your financial advisor or his or her firm receives more distribution assistance for one share class versus another, then they may have an incentive to recommend that class.

      Please speak with your financial advisor to learn more about the total amounts paid to your financial advisor and his or her firm by the Funds, the Adviser, ABI and by sponsors of other mutual funds he or she may recommend to you. You should also consul disclosures made by your financial advisor at the time of your purchase.

      ABI anticipates that the firms that will receive additional payments for distribution services and/or educational support include:

      AIG Advisor Group
      Ameriprise Financial Services
      AXA Advisors
      Bank of America
      Cadaret, Grant & Co.
      CCO Investment Services Corp.
      Chase Investment Services
      Commonwealth Financial Network
      Donegal Securities
      Financial Network Investment Company
      ING Financial Partners
      LPL Financial Corporation
      Merrill Lynch
      Morgan Stanley Smith Barney
      Multi-Financial Securities Corporation
      Northwestern Mutual Investment Services
      PrimeVest Financial Services
      Raymond James
      RBC Capital Markets Corporation
      Robert W. Baird
      UBS AG
      UBS Financial Services
      Wells Fargo Advisors
      Wells Fargo Investments

      Although a Fund may use brokers and dealers who sell shares of the Funds to effect portfolio transactions, the Fund does not consider the sale of AllianceBernstein Mutual Fund shares as a factor when selecting brokers or dealers to effect portfolio transactions.

--------------------------------------------------------------------------------
                      REDEMPTION AND REPURCHASE OF SHARES
--------------------------------------------------------------------------------

      The following information supplements that set forth in your Prospectus under the heading "Investing in the Funds." If you are an Advisor Class shareholder through an account established under a fee-based program, your fee-based program may impose requirements with respect to the purchase, sale or exchange of Advisor Class shares of the Fund that are different from those described herein. A transaction fee may be charged by your financial intermediary with respect to the purchase, sale or exchange of Advisor Class shares made through such financial intermediary. Each Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on each Fund's behalf. In such cases, orders will receive the NAV next computed after such order is properly received by the authorized broker or designee and accepted by the relevant Fund.

Redemption
----------

      Subject only to the limitations described below, each Fund will redeem the shares tendered to them, as described below, at a redemption price equal to their NAV as next computed following the receipt of shares tendered for redemption in proper form. Except for any CDSC which may be applicable to Class A, Class B or Class C shares of a Fund, there is no redemption charge. Payment of the redemption price normally will be made within seven days after a Fund's receipt of such tender for redemption. If a shareholder is in doubt about what documents are required by his or her fee-based program or employee benefit plan, the shareholder should contact his or her financial intermediary.

      The right of redemption may not be suspended or the date of payment upon redemption postponed for more than seven days after shares are tendered for redemption, except for any period during which the Exchange is closed (other than customary weekend and holiday closings) or during which the Commission determines that trading thereon is restricted, or for any period during which an emergency (as determined by the Commission) exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or as a result of which it is not reasonably practicable for a Fund fairly to determine the value of its net assets, or for such other periods as the Commission may by order permit for the protection of security holders of a Fund.

      Payment of the redemption price normally will be made in cash but, at the option of a Fund, may be made in kind. No interest will accrue on uncashed redemption checks. The value of a shareholder's shares on redemption or repurchase may be more or less than the cost of such shares to the shareholder, depending upon the market value of the relevant Fund's portfolio securities at the time of such redemption or repurchase. Redemption proceeds on Class A, Class B and Class C shares of a Fund will reflect the deduction of the CDSC, if any. Payment received by a shareholder upon redemption or repurchase of his or her shares, assuming the shares constitute capital assets in the shareholder's hands, will result in long-term or short-term capital gain (or loss) depending upon the shareholder's holding period and basis in respect of the shares redeemed.

      To redeem shares of a Fund for which no share certificates have been issued, the registered owner or owners should forward a letter to the relevant Fund containing a request for redemption. A Fund may require the signature or signatures on the letter to be Medallion Signature Guaranteed. Please contact ABIS to determine whether a Medallion Signature Guarantee is needed.

      To redeem shares of a Fund represented by share certificates, the investor should forward the appropriate stock certificate or certificates, endorsed in blank or with blank stock powers attached, to the relevant Fund with the request that the shares represented thereby, or a specified portion thereof, be redeemed. The stock assignment form on the reverse side of each stock certificate surrendered to a Fund for redemption must be signed by the registered owner or owners exactly as the registered name appears on the face of the certificate or, alternatively, a stock power signed in the same manner may be attached to the stock certificate or certificates or, where tender is made by mail, separately mailed to the relevant Fund. The signature or signatures on the assignment form must be guaranteed in the manner described above.

      Telephone Redemption By Electronic Funds Transfer. Each shareholder of a Fund is entitled to request redemption by electronic funds transfer (of shares for which no stock certificates have been issued) by telephone at (800) 221-5672 if the shareholder has completed the appropriate portion of the Mutual Fund Application or, if an existing shareholder has not completed this portion, by an "Autosell" application obtained from ABIS (except for certain omnibus accounts). A telephone redemption request by electronic funds transfer may not exceed $100,000 and must be made by 4:00 p.m., Eastern time on a Fund business day as defined above. Proceeds of telephone redemptions will be sent by electronic funds transfer to a shareholder's designated bank account at a bank selected by the shareholder that is a member of the NACHA.

      Telephone Redemption By Check. Each shareholder of a Fund is eligible to request redemption by check of the relevant Fund shares for which no share certificates have been issued by telephone at (800) 221-5672 before 4:00 p.m., Eastern time, on a Fund business day in an amount not exceeding $100,000. Proceeds of such redemptions are remitted by check to the shareholder's address of record. A shareholder otherwise eligible for telephone redemption by check may cancel the privilege by written instruction to ABIS or by checking the appropriate box on the Mutual Fund Application.

      Telephone Redemptions - General. During periods of drastic economic, market or other developments, such as the terrorist attacks on September 11, 2001, it is possible that shareholders would have difficulty in reaching ABIS by telephone (although no such difficulty was apparent at any time in connection with the attacks). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to ABIS at the address shown on the cover of this SAI. Each Fund reserves the right to suspend or terminate its telephone redemption service at any time without notice. Telephone redemption is not available with respect to shares (i) for which certificates have been issued, (ii) held in nominee or "street name" accounts, (iii) held by a shareholder who has changed his or her address of record within the preceding 30 calendar days, or (iv) held in any retirement plan account. None of the Funds nor the Adviser, ABI or ABIS will be responsible for the authenticity of telephone requests for redemptions that the Fund reasonably believes to be genuine. Each Fund will employ reasonable procedures in order to verify that telephone requests for redemptions are genuine, including, among others, recording such telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If a Fund did not employ such procedures, the Trust could be liable for losses arising from unauthorized or fraudulent telephone instructions. Financial intermediaries may charge a commission for handling telephone requests for redemptions.

Repurchase
----------

            The Fund may repurchase shares through ABI or financial intermediaries. The repurchase price will be the NAV next determined after ABI receives the request (less the CDSC, if any, with respect to the Class A, Class B and Class C shares of a Fund), except that requests placed through financial intermediaries before the close of regular trading on the Exchange on any day will be executed at the NAV determined as of such close of regular trading on that day if received by ABI prior to its close of business on that day (normally 5:00 p.m., Eastern time). The financial intermediary is responsible for transmitting the request to ABI by 5:00 p.m., Eastern time (certain financial intermediaries may enter into operating agreements permitting them to transmit purchase information that was received prior to the close of business to ABI after 5:00 p.m., Eastern time, and receive that day's NAV). If the financial intermediary fails to do so, the shareholder's right to receive that day's closing price must be settled between the shareholder and that financial intermediary. A shareholder may offer shares of a Fund to ABI either directly or through a financial intermediary. None of the Funds nor ABI charges a fee or commission in connection with the repurchase of shares (except for the CDSC, if any, with respect to Class A, Class B and Class C shares of a Fund). Normally, if shares of a Fund are offered through a financial intermediary, the repurchase is settled by the shareholder as an ordinary transaction with or through the financial intermediary, who may charge the shareholder for this service. The repurchase of shares of a Fund as described above with respect to financial intermediaries is a voluntary service of the Funds and a Fund may suspend or terminate this practice at any time.

General
-------

      Each Fund reserves the right to close out an account that has remained below $500 for 90 days. No CDSC will be deducted from the proceeds of this redemption. In the case of a redemption or repurchase of shares of a Fund recently purchased by check, redemption proceeds will not be made available until that Fund is reasonably assured that the check has cleared, normally up to 15 calendar days following the purchase date.

--------------------------------------------------------------------------------
                              SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

      The following information supplements that set forth in your Prospectus under the heading "Investing in the Funds." The shareholder services set forth below are applicable to all classes of shares of a Fund unless otherwise indicated. If you are an Advisor Class shareholder through an account established under a fee-based program or a shareholder in a group retirement plan, your fee-based program or retirement plan may impose requirements with respect to the purchase, sale or exchange of Advisor Class shares of the Fund that are different from those described herein.

Automatic Investment Program
----------------------------

      Investors may purchase shares of the Funds through an automatic investment program utilizing electronic funds transfer drawn on the investor's own bank account. Under such a program, pre-authorized monthly drafts for a fixed amount are used to purchase shares through the financial intermediary designated by the investor at the public offering price next determined after ABI receives the proceeds from the investor's bank. The monthly drafts must be in minimum amounts of either $50 or $200, depending on the investor's initial purchase. If an investor makes an initial purchase of at least $2,500, the minimum monthly amount for pre-authorized drafts is $50. If an investor makes an initial purchase of less than $2,500, the minimum monthly amount for pre-authorized drafts is $200 and the investor must commit to a monthly investment of at least $200 until the investor's account balance is $2,500 or more. In electronic form, drafts can be made on or about a date each month selected by the shareholder. Investors wishing to establish an automatic investment program in connection with their initial investment should complete the appropriate portion of the Mutual Fund Application. As of January 31, 2009, the Automatic Investment Program is available for purchase of Class B shares only if a shareholder were enrolled in the Program prior to January 31, 2009. Current shareholders should contact ABIS at the address or telephone numbers shown on the cover of this SAI to establish an automatic investment program.

      Shareholders committed to monthly investments of $25 or more through the Automatic Investment Program by October 15, 2004 are able to continue their programs despite the $200 monthly minimum.

Exchange Privilege
------------------

      You may exchange your investment in a Fund for shares of the same class of other AllianceBernstein Mutual Funds (including AllianceBernstein Exchange Reserves, a money market fund managed by the Adviser) if the other AllianceBernstein Mutual Fund in which you wish to invest offers shares of the same class. In addition, (i) present officers and full-time employees of the Adviser, (ii) present Directors or Trustees of any AllianceBernstein Mutual Fund, (iii) certain employee benefit plans for employees of the Adviser, ABI, ABIS and their affiliates and (iv) persons participating in a fee-based program, sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by ABI, under which such persons pay an asset-based fee for service in the nature of investment advisory or administrative services may, on a tax-free basis, exchange Class A shares of the Fund for Advisor Class shares of the Fund. Exchanges of shares are made at the NAV next determined and without sales or service charges. Exchanges may be made by telephone or written request. In order to receive a day's NAV, ABIS must receive and confirm a telephone exchange request by 4:00 p.m., Eastern time on that day.

      Shares will continue to age without regard to exchanges for purposes of determining the CDSC, if any, upon redemption and, in the case of Class B shares of a Fund, for the purpose of conversion to Class A shares of that Fund. After an exchange, your Class B shares will automatically convert to Class A shares in accordance with the conversion schedule applicable to the Class B shares of the AllianceBernstein Mutual Fund you originally purchased for cash ("original shares"). When redemption occurs, the CDSC applicable to the original shares is applied.

      Please read carefully the prospectus of the AllianceBernstein Mutual Fund into which you are exchanging before submitting the request. Call ABIS at (800) 221-5672 to exchange uncertificated shares. Except with respect to exchanges of Class A shares of a Fund for Advisor class shares of a Fund, exchanges of shares as described above in this section are taxable transactions for federal income tax purposes. The exchange service may be modified, restricted, or terminated on 60 days' written notice.

      All exchanges are subject to the minimum investment requirements and any other applicable terms set forth in the prospectus for the AllianceBernstein Mutual Fund whose shares are being acquired. An exchange is effected through the redemption of the shares tendered for exchange and the purchase of shares being acquired at their respective NAVs as next determined following receipt by the AllianceBernstein Mutual Fund whose shares are being exchanged of (i) proper instructions and all necessary supporting documents as described in such fund's prospectus or (ii) a telephone request for such exchange in accordance with the procedures set forth in the following paragraph. Exchanges involving the redemption of shares recently purchased by check will be permitted only after the AllianceBernstein Mutual Fund whose shares have been tendered for exchange is reasonably assured that the check has cleared, normally up to 15 calendar days following the purchase date. Exchange of shares of AllianceBernstein Mutual Funds will generally result in the realization of a capital gain or loss for federal income tax purposes.

      Each shareholder of a Fund and the shareholder's financial intermediary are authorized to make telephone requests for exchanges unless ABIS receives written instruction to the contrary from the shareholder, or the shareholder declines the privilege by checking the appropriate box on the Mutual Fund Application. Such telephone requests cannot be accepted with respect to shares then represented by stock certificates. Shares acquired pursuant to a telephone request for exchange will be held under the same account registration as the shares redeemed through such exchange.

      Eligible shareholders desiring to make an exchange should telephone ABIS with their account number and other details of the exchange, at (800) 221 5672 before 4:00 p.m., Eastern time, on a Fund business day, as defined above. Telephone requests for exchange received before 4:00 p.m., Eastern time, on a Fund business day will be processed as of the close of business on that day. During periods of drastic economic, market or other developments (such as the terrorist attacks on September 11, 2001) it is possible that shareholders would have difficulty in reaching ABIS by telephone (although no such difficulty was apparent at any time in connection with the attacks). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to ABIS at the address shown on the cover of this SAI.

      A shareholder may elect to initiate a monthly "Auto Exchange" whereby a specified dollar amount's worth of his or her Fund shares (minimum $25) is automatically exchanged for shares of another AllianceBernstein Mutual Fund.

      None of the AllianceBernstein Mutual Funds, the Adviser, ABI or ABIS will be responsible for the authenticity of telephone requests for exchanges that a Fund reasonably believes to be genuine. The Funds will employ reasonable procedures in order to verify that telephone requests for exchanges are genuine, including, among others, recording such telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If a Fund did not employ such procedures, it could be liable for losses arising from unauthorized or fraudulent telephone instructions. Financial intermediaries may charge a commission for handling telephone requests for exchanges.

      The exchange privilege is available only in states where shares of the AllianceBernstein Mutual Fund being acquired may be legally sold. Each AllianceBernstein Mutual Fund reserves the right, at any time on 60 days' notice to its shareholders, to reject any order to acquire its shares through exchange or otherwise to modify, restrict or terminate the exchange privilege.

Statements and Reports
----------------------

      Each shareholder of a Fund receives semi-annual and annual reports which include a portfolio of investments, financial statements and, in the case of the annual report, the report of each Fund's independent registered public accounting firm KPMG LLP or Ernst & Young LLP, as applicable, as well as a confirmation of each purchase and redemption. By contacting his or her financial intermediary or ABIS, a shareholder can arrange for copies of his or her account statements to be sent to another person.

--------------------------------------------------------------------------------
                                NET ASSET VALUE
--------------------------------------------------------------------------------

      NAV is computed at the next close of regular trading on the Exchange (ordinarily 4:00 p.m., Eastern time) following receipt of a purchase or redemption order by a Fund on each Fund business day on which such an order is received and on such other days as the Board deems appropriate or necessary in order to comply with Rule 22c-1 under the 1940 Act. Each Fund's NAV is calculated by dividing the value of that Fund's total assets, less its liabilities, by the total number of its shares then outstanding. A Fund business day is any weekday on which the Exchange is open for trading.

      In accordance with applicable rules under the 1940 Act and the Funds' pricing policies and procedures adopted by the Board ("Pricing Policies"), portfolio securities are valued at current market value or at fair value as determined in good faith by the Board. The Board has delegated to the Adviser, subject to the Board's continuing oversight, certain of its duties with respect to the Pricing Policies.

      With respect to securities for which market quotations are readily available, the market value of a security will be determined as follows:

      (a) securities listed on the Exchange, on other national securities exchanges (other than securities listed on The Nasdaq Stock Market, Inc. ("NASDAQ")), or on a foreign securities exchange are valued at the last sale price reflected on the consolidated tape at the close of the Exchange or foreign securities exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value by, or in accordance with procedures established by, the Board;

      (b) securities traded on NASDAQ are valued in accordance with the NASDAQ Official Closing Price;

      (c) securities traded on the Exchange or on a foreign securities exchange and on one or more other national or foreign securities exchanges, and securities not traded on the Exchange but traded on one or more other national or foreign securities exchanges, are valued in accordance with paragraph (a) above by reference to the principal exchange on which the securities are traded;

      (d) listed put or call options purchased by a Fund are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day;

      (e) open futures contracts and options thereon will be valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price will be used;

      (f) securities traded in the over-the-counter market, including securities listed on a national securities exchange whose primary market is believed to be over-the-counter, are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources;

      (g) U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days (unless in either case it is determined, in accordance with procedures established by the Board, that this method does not represent fair value);

      (h) fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size trading in similar groups of securities and any developments related to specific securities. For securities where the Adviser has determined that an appropriate pricing service does not exist, such securities may be valued on the basis of a quoted bid price or spread from a major broker/dealer in such security;

      (i) mortgage-backed and asset-backed securities may be valued at prices obtained from a bond pricing service or at a price obtained from one or more of the major broker-dealers in such securities when such prices are believed to reflect the fair market value of such securities. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted bid price on a security;

      (j) OTC and other derivatives that are valued on the basis of a quoted bid price or spread from a major broker-dealer in such security;

      (k) credit default swaps may be valued on the basis of a mid price. A broker-dealer will provide a bid and offer spread, where a mean is calculated and thereafter used to calculate a mid price; and

      (l) all other securities will be valued in accordance with readily available market quotations as determined in accordance with procedures established by the Board.

      Each Fund values its securities at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Funds' Board. When a Fund uses fair value pricing, it may take into account any factors it deems appropriate. A Fund may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets) and/or U.S. sector or broader stock market indices. The prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

      Each Fund expects to use fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. A Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before each Fund values its securities at 4:00 p.m., Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. For example, a Fund believes that foreign security values may be affected by events that occur after the close of foreign securities markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

      Subject to the Boards' oversight, each Fund's Board has delegated responsibility for valuing that Fund's assets to the Adviser. The Adviser has established a Valuation Committee, which operates under the policies and procedures approved by the Board, to value a Fund's assets on behalf of the respective Fund. The Valuation Committee values Fund assets as described above.

      Each Fund may suspend the determination of its NAV(and the offering and sales of shares), subject to the rules of the Commission and other governmental rules and regulations, at a time when: (1) the Exchange is closed, other than customary weekend and holiday closings, (2) an emergency exists as a result of which it is not reasonably practicable for a Fund to dispose of securities owned by it or to determine fairly the value of its net assets, or (3) for the protection of shareholders, the Commission by order permits a suspension of the right of redemption or a postponement of the date of payment on redemption.

      For purposes of determining each Fund's NAV per share, all assets and liabilities initially expressed in a foreign currency will be converted into U.S. Dollars at the mean of the current bid and asked prices of such currency against the U.S. Dollar last quoted by a major bank that is a regular participant in the relevant foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If such quotations are not available as of the close of the Exchange, the rate of exchange will be determined in good faith by, or under the direction of, the Board.

      The assets attributable to the Class A shares, Class B shares, Class C shares, Class R shares, Class K shares, Class I shares and Advisor Class shares will be invested together in a single portfolio for each Fund. The NAV of each class will be determined separately by subtracting the liabilities allocated to that class from the assets belonging to that class in conformance with the provisions of a plan adopted by each Fund in accordance with Rule 18f-3 under the 1940 Act.

--------------------------------------------------------------------------------
                       DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

      Dividends paid by a Fund, if any, with respect to Class A, Class B, Class C, Class R, Class K, Class I and Advisor Class shares of that Fund will be calculated in the same manner at the same time on the same day and will be in the same amount, except that the higher distribution services applicable to Class B and C shares, and any incremental transfer agency costs relating to Class B and Class C shares, will be borne exclusively by the class to which they relate.

      The following summary addresses only the principal United States federal income tax considerations pertinent to the Funds and to shareholders of the Funds. This summary does not address the United States federal income tax consequences of owning shares to all categories of investors, some of which may be subject to special rules. This summary is based upon the advice of counsel for the Funds and upon current law and interpretations thereof. No confirmation has been obtained from the relevant tax authorities. There is no assurance that the applicable laws and interpretations will not change.

      In view of the individual nature of tax consequences, each shareholder is advised to consult the shareholder's own tax adviser with respect to the specific tax consequences of being a shareholder of a Fund, including the effect and applicability of federal, state, local, foreign, and other tax laws and the effects of changes therein.

United States Federal Income Taxation of Dividends and Distributions
--------------------------------------------------------------------

General
-------

      Each Fund intends for each taxable year to qualify to be taxed as a "regulated investment company" under the Code. To so qualify, a Fund must, among other things, (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currency, certain other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currency or net income derived from interests in certain qualified publicly traded partnerships; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year, the following two conditions are met:
(a) at least 50% of the value of the Fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities with respect to which the Fund's investment is limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's assets and to not more than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the value of the Fund's assets is invested in (i) securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies),
(ii) securities (other than securities of other regulated investment companies) of any two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses, or (iii) securities of one or more qualified publicly traded partnerships.

      If a Fund qualifies as a regulated investment company for any taxable year and makes timely distributions to its shareholders of 90% or more of its investment company taxable income for that year (calculated without regard to its net capital gain, i.e., the excess of its net long-term capital gain over its net short-term capital loss) it will not be subject to federal income tax on the portion of its taxable income for the year (including any net capital gain) that it distributes to shareholders.

      Each Fund will also avoid the 4% federal excise tax that would otherwise apply to certain undistributed income for a given calendar year if it makes timely distributions to the shareholders equal to at least the sum of (i) 98% of its ordinary income for that year; (ii) 98% of its capital gain net income and foreign currency gains for the twelve-month period ending on October 31 of that year or later, if the Fund is permitted to so elect and so elects; and (iii) any ordinary income or capital gain net income from the preceding calendar year that was not distributed during such year. For this purpose, income or gain retained by the Fund that is subject to corporate income tax will be considered to have been distributed by the Fund during such year. For federal income and excise tax purposes, dividends declared and payable to shareholders of record as of a date in October, November or December of a given year but actually paid during the immediately following January will be treated as if paid by the Fund on December 31 of such earlier calendar year and will be taxable to these shareholders for the year declared and not for the year in which the shareholders actually receive the dividend.

      The information set forth in the Prospectus and the following discussion relate solely to the significant United States federal income taxes on dividends and distributions by a Fund and assume that the Fund qualifies to be taxed as a regulated investment company. An investor should consult his or her own tax advisor with respect to the specific tax consequences of being a shareholder in a Fund, including the effect and applicability of federal, state, local and foreign tax laws to his or her own particular situation and the possible effects of changes therein.

Dividends and Distributions
---------------------------

      Each Fund intends to make timely distributions of its respective taxable income (including any net capital gain) so that none of the Funds will be subject to federal income or excise taxes. Dividends of each Fund's net ordinary income and distributions of any net realized short-term capital gain will generally be taxable to shareholders as ordinary income. In the case of corporate shareholders, such dividends may be eligible for the dividends-received deduction, except that the amount eligible for the deduction is limited to the amount of qualifying dividends received by the relevant Fund.

      Some or all of the distributions from the Fund may be treated as "qualified dividend income," taxable to individuals, trusts and estates at a maximum rate of 15% (5% for individuals, trusts and estates in lower tax brackets) if paid on or before December 31, 2010. A distribution from the Fund will be treated as qualified dividend income to the extent that it is comprised of dividend income received by the Fund from taxable domestic corporations and certain qualified foreign corporations, and provided that the Fund meets certain holding period and other requirements with respect to the security with respect to which the dividend is paid. In addition, the shareholder must meet certain holding period requirements with respect to the shares of the Fund in order to take advantage of this preferential tax rate. To the extent distributions from the Fund are attributable to other sources, such as taxable interest or short-term capital gains, dividends paid by the Fund will not be eligible for the lower rates. The Fund will notify shareholders as to how much of the Fund's distributions, if any, would qualify for the reduced tax rate, assuming that the shareholder also satisfies the holding period requirements.

      Distributions of net capital gain are taxable as long-term capital gain, regardless of how long a shareholder has held shares in the Funds. Any dividend or distribution received by a shareholder on shares of a Fund will have the effect of reducing the NAV of such shares by the amount of such dividend or distribution. Furthermore, a dividend or distribution made shortly after the purchase of such shares by a shareholder, although in effect a return of capital to that particular shareholder, would be taxable to him or her as described above. Dividends are taxable in the manner discussed regardless of whether they are paid to the shareholder in cash or are reinvested in additional shares of a Fund.

      After the end of the calendar year, a Fund will notify shareholders of the federal income tax status of any distributions made by the Fund to shareholders during such year.

      Tax Qualified Plans. A dividend or capital gains distribution with respect to shares of a Fund held by a tax-deferred or qualified plan, such as an individual retirement account, 403(b)(7) retirement account or corporate pension or profit-sharing plan, generally will not be taxable to the plan. Distributions from such plans will be taxable to individual participants under applicable tax rules without regard to the character of the income earned by the qualified plan.

      Sales and Redemptions. Any gain or loss arising from a sale or redemption of Fund shares generally will be capital gain or loss if a Fund's shares are held as a capital asset, and will be long-term capital gain or loss if such shareholder has held such shares for more than one year at the time of the sale or redemption; otherwise it will be short-term capital gain or loss. If a shareholder has held shares in a Fund for six months or less and during that period has received a distribution of net capital gain, any loss recognized by the shareholder on the sale of those shares during the six-month period will be treated as a long-term capital loss to the extent of the distribution. In determining the holding period of such shares for this purpose, any period during which a shareholder's risk of loss is offset by means of options, short sales or similar transactions is not counted.

      Any loss realized by a shareholder on a sale or exchange of shares of a Fund will be disallowed to the extent the shares disposed of are reacquired within a period of 61 days beginning 30 days before and ending 30 days after the shares are sold or exchanged. For this purpose, acquisitions pursuant to the relevant Fund's Dividend Reinvestment Plan would constitute a reacquisition if made within the period. If a loss is disallowed, then such loss will be reflected in an upward adjustment to the basis of the shares acquired.

      Foreign Taxes. Investment income received by the Funds from sources within foreign countries may also be subject to foreign income taxes, including taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle a Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of each Fund's assets to be invested within various countries is not known.

United States Federal Income Taxation of the Fund
-------------------------------------------------

      The following discussion relates to certain significant United States federal income tax consequences to the Fund with respect to the determination of its "investment company taxable income" each year. This discussion assumes that the Fund will be taxed as a regulated investment company for each of its taxable years.

      Options, Futures Contracts, and Forward Foreign Currency Contracts. Certain listed options, regulated futures contracts, and forward foreign currency contracts are considered "section 1256 contracts" for federal income tax purposes. Section 1256 contracts held by the Fund at the end of each taxable year will be "marked to market" and treated for federal income tax purposes as though sold for fair market value on the last business day of such taxable year. Gain or loss realized by the Fund on section 1256 contracts other than forward foreign currency contracts will be considered 60% long-term and 40% short-term capital gain or loss. Gain or loss realized by the Fund on forward foreign currency contracts will be treated as section 988 gain or loss and will therefore be characterized as ordinary income or loss and will increase or decrease the amount of the Fund's net investment income available to be distributed to shareholders as ordinary income, as described above. The Fund can elect to exempt its section 1256 contracts which are part of a "mixed straddle" (as described below) from the application of section 1256.

      Gain or loss realized by the Fund on the lapse or sale of put and call options on foreign currencies which are traded over-the-counter or on certain foreign exchanges will be treated as section 988 gain or loss and will therefore be characterized as ordinary income or loss and will increase or decrease the amount of the Fund's net investment income available to be distributed to shareholders as ordinary income, as described above. The amount of such gain or loss shall be determined by subtracting the amount paid, if any, for or with respect to the option (including any amount paid by the Fund upon termination of an option written by the Fund) from the amount received, if any, for or with respect to the option (including any amount received by the Fund upon termination of an option held by the Fund). In general, if the Fund exercises such an option on a foreign currency, or if such an option that the Fund has written is exercised, gain or loss on the option will be recognized in the same manner as if the Fund had sold the option (or paid another person to assume the Fund's obligation to make delivery under the option) on the date on which the option is exercised, for the fair market value of the option. The foregoing rules will also apply to other put and call options which have as their underlying property foreign currency and which are traded over-the-counter or on certain foreign exchanges to the extent gain or loss with respect to such options is attributable to fluctuations in foreign currency exchange rates.

      Tax Straddles. Any option, futures contract or other position entered into or held by the Fund in conjunction with any other position held by the Fund may constitute a "straddle" for federal income tax purposes. A straddle of which at least one, but not all, the positions are section 1256 contracts may constitute a "mixed straddle." In general, straddles are subject to certain rules that may affect the character and timing of the Fund's gains and losses with respect to straddle positions by requiring, among other things, that (i) loss realized on disposition of one position of a straddle not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (ii) the Fund's holding period in straddle positions be suspended while the straddle exists (possibly resulting in gain being treated as short-term capital gain rather than long-term capital gain); (iii) losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-section 1256 positions be treated as 60% long-term and 40% short-term capital loss; (iv) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (v) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to the Fund which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by the Fund all of the offsetting positions of which consist of section 1256 contracts.

      Currency Fluctuations -- "Section 988" Gains or Losses. Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses from the disposition of foreign currencies, from the disposition of debt securities denominated in a foreign currency, or from the disposition of a forward contract denominated in a foreign currency which are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the asset and the date of disposition also are treated as ordinary income or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of the Fund's investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain. Because section 988 losses reduce the amount of ordinary dividends the Fund will be allowed to distribute for a taxable year, such section 988 losses may result in all or a portion of prior dividend distributions for such year being recharacterized as a non-taxable return of capital to shareholders, rather than as an ordinary dividend, reducing each shareholder's basis in his or her Fund shares. To the extent that such distributions exceed such shareholder's basis, each will be treated as a gain from the sale of shares.

Other Taxes
-----------

      The Funds may be subject to other state and local taxes.

Taxation of Foreign Stockholders
--------------------------------

      Taxation of a shareholder who, under the Code, is a nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by the foreign shareholder.

      If the income from a Fund is not effectively connected with the foreign shareholder's U.S. trade or business, then, except as discussed below, distributions of the Fund attributable to ordinary income and short-term capital gain paid to a foreign shareholder by the Fund will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. However, distributions of a Fund attributable to short-term capital gains and U.S. source portfolio interest income paid during taxable years of the Fund beginning before January 1, 2010 will not be subject to this withholding tax.

      A foreign shareholder generally would be exempt from Federal income tax on distributions of a Fund attributable to net long-term capital gain and on gain realized from the sale or redemption of shares of the Fund. Special rules apply in the case of a shareholder that is a foreign trust or foreign partnership.

      If the income from a Fund is effectively connected with a foreign shareholder's U.S. trade or business, then ordinary income distributions, capital gain distributions, and any gain realized upon the sale of shares of the Fund will be subject to Federal income tax at the rates applicable to U.S. citizens or U.S. corporations.

      The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.

      The tax rules of other countries with respect to an investment in the Fund may differ from the Federal income taxation rules described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisors as to the consequences of foreign tax rules with respect to an investment in the Fund.

      Backup Withholding. Any distributions and redemption proceeds payable to a shareholder may be subject to "backup withholding" tax if such shareholder fails to provide the relevant Fund with his or her correct taxpayer identification number, fails to make required certifications, or is notified by the Internal Revenue Service ("IRS") that he or she is subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code are exempt from such backup withholding. Backup withholding is not an additional tax; any amounts so withheld may be credited against a shareholder's U.S. federal income tax liability or refunded by filing a refund claim with the IRS, provided that the required information is furnished to the IRS.

      The backup withholding tax rate will be 28% for amounts paid through December 31, 2010. The backup withholding rate will be 31% for amounts paid after December 31, 2010.

--------------------------------------------------------------------------------
                             PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Subject to the general oversight of the Directors, the Adviser is responsible for the investment decisions and the placing of orders for portfolio transactions for the Funds. The Adviser determines the broker or dealer to be used in each specific transaction with the objective of negotiating a combination of the most favorable commission (for transactions on which a commission is payable) and the best price obtainable on each transaction (generally defined as "best execution"). In connection with seeking best price and execution, a Fund does not consider sales of shares of the Fund or other investment companies managed by the Adviser as a factor in the selection of brokers and dealers to effect portfolio transactions and had adopted a policy and procedures reasonably designed to preclude such considerations.

      When consistent with the objective of obtaining best execution, brokerage may be directed to persons or firms supplying investment information to the Adviser. There may be occasions where the transaction cost charged by a broker may be greater than that which another broker may charge if a Fund determines in good faith that the amount of such transaction cost is reasonable in relation to the value of the brokerage, research and statistical services provided by the executing broker.

      Neither the Funds nor the Adviser has entered into agreements or understandings with any brokers regarding the placement of securities transactions because of research services they provide. To the extent that such persons or firms supply investment information to the Adviser for use in rendering investment advice to the Funds, such information may be supplied at no cost to the Adviser and, therefore, may have the effect of reducing the expenses of the Adviser in rendering advice to the Funds. While it is impossible to place an actual dollar value on such investment information, the Adviser believes that its receipt probably does not reduce the overall expenses of the Adviser to any material extent.

      The investment information provided to the Adviser is of the type described in Section 28(e) of the Securities Exchange Act of 1934, as amended, and is designed to augment the Adviser's own internal research and investment strategy capabilities. Research services furnished by brokers through which the Funds effect securities transactions are used by the Adviser in carrying out its investment management responsibilities with respect to all its clients' accounts but not all such services may be used by the Adviser in connection with a Fund.

      The extent to which commissions that will be charged by broker-dealers selected by a Fund may reflect an element of value for research cannot presently be determined. To the extent that research services of value are provided by broker-dealers with or through whom a Fund places portfolio transactions, the Adviser may be relieved of expenses which it might otherwise bear. Research services furnished by broker-dealers could be useful and of value to the Adviser in servicing its other clients as well as the Funds; on the other hand, certain research services obtained by the Adviser as a result of the placement of portfolio brokerage of other clients could be useful and of value to it in servicing a Fund.

      The Funds may deal in some instances in securities which are not listed on a national securities exchange but are traded in the over-the-counter market. They may also purchase listed securities through the third market, i.e., from a dealer that is not a member of the exchange on which a security is listed. Where transactions are executed in the over-the-counter market or third market, the Funds will seek to deal with the primary market makers; but when necessary in order to obtain best execution, they will utilize the services of others. In all cases, the Funds will attempt to negotiate best execution.

      During the fiscal years ended November 30, 2009, November 30, 2008, and November 30, 2007, AllianceBernstein Value Fund incurred brokerage commissions amounting in the aggregate to $615,305, $333,967, and $304,848, respectively. During the fiscal year ended November 30, 2009, transactions in portfolio securities of the Fund aggregated $652,743,697. Brokerage commissions of approximately $252,267 were allocated to persons or firms supplying research services to the Fund or the Adviser.

      During the fiscal years ended November 30, 2009, November 30, 2008, and November 30, 2007, AllianceBernstein Small/Mid Cap Value Fund incurred brokerage commissions amounting in the aggregate to $1,288,451, $1,274,523, and $637,694, respectively. During the fiscal year ended November 30, 2009, transactions in portfolio securities of the Fund aggregated $997,426,128. Brokerage commissions of approximately $481,353 were allocated to persons or firms supplying research services to the Fund or the Adviser.

      During the fiscal years ended November 30, 2009, November 30, 2008, and November 30, 2007, AllianceBernstein International Value Fund incurred brokerage commissions amounting in the aggregate to $5,903,812, $9,508,015, and $10,541,511, respectively. During the fiscal year ended November 30, 2009, transactions in portfolio securities of the Fund aggregated $6,047,650,876. Brokerage commissions of approximately $1,714,898 were allocated to persons or firms supplying research services to the Fund or the Adviser.

      During the fiscal years ended November 30, 2009, November 30, 2008, and November 30, 2007, AllianceBernstein Global Value Fund incurred brokerage commissions amounting in the aggregate to $205,106, $240,438, and $241,219, respectively. During the fiscal year ended November 30, 2009, transactions in portfolio securities of the Fund aggregating $260,741,893, with associated brokerage commissions of approximately $64,205 were allocated to persons or firms supplying research services to the Fund or the Adviser.

      During the fiscal years ended October 31, 2009, 2008, and 2007, AllianceBernstein Growth and Income Fund incurred brokerage commissions amounting in the aggregate to $4,111,442, $9,601,667 and $4,002,705. During the fiscal year ended October 31, 2008, transactions in portfolio securities of the Fund aggregated $12,354,397,570. Brokerage commissions of approximately $4,486,501 were allocated to persons or firms supplying research services to the Fund or the Adviser. During the fiscal year ended October 31, 2009, transactions in portfolio securities of the Fund aggregated $4,397,591,784. Brokerage commissions of approximately $1,830,717 were allocated to persons or firms supplying research services to the Fund or the Adviser.

      During the fiscal years ended November 30, 2009, 2008 and 2007, AllianceBernstein Core Opportunities Fund incurred brokerage commissions amounting in the aggregate to $275,272, $1,127,740, and $642,439, respectively. During the fiscal year ended November 30, 2009, transactions in portfolio securities of the Fund aggregated $368,000,722. Brokerage commissions of approximately $125,767 were allocated to persons or firms supplying research services to the Fund or the Adviser.

      During the fiscal years ended November 30, 2009, 2008 and 2007, AllianceBernstein Balanced Shares incurred brokerage commissions amounting in the aggregate to $1,236,344, $1,382,944, and $749,854, respectively. During the fiscal year ended November 30, 2009, transactions in portfolio securities of the Fund aggregated $1,783,177,917. Brokerage commissions of approximately $562,601 were allocated to persons or firms supplying research services to the Fund or the Adviser.

      During the fiscal years ended November 30, 2009, 2008, and 2007, AllianceBernstein Utility Income Fund incurred brokerage commissions amounting in the aggregate to $188,412, $225,627, and $177,706, respectively. During the fiscal year ended November 30, 2009, transactions in portfolio securities of the Fund aggregating $173,101,954 with associated brokerage commissions of approximately $84,252 were allocated to persons or firms supplying research services to the Fund or the Adviser.

      During the fiscal years ended November 30, 2009, 2008, and 2007, AllianceBernstein Global Real Estate Investment Fund incurred brokerage commissions amounting in the aggregate to $142,359, $189,204, and $367,393, respectively. During the fiscal year ended November 30, 2009, transactions in portfolio securities of the Fund aggregating $151,261,319. Brokerage commissions of approximately $49,564 were allocated to persons or firms supplying research services to the Fund or the Adviser.

      The Funds may from time to time place orders for the purchase or sale of securities (including listed call options) with SCB & Co., an affiliate of the Adviser. In such instances, the placement of orders with such brokers would be consistent with each Fund's objective of obtaining best execution and would not be dependent upon the fact that SCB & Co. is an affiliate of the Adviser. With respect to orders placed with SCB & Co. for execution on a national securities exchange, commissions received must conform to Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company (such as the Trust), or any affiliated person of such person, to receive a brokerage commission from such registered investment company provided that such commission is reasonable and fair compared to the commissions received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time.

      The brokerage transactions engaged in by the Funds with SCB & Co. and their affiliates during the fiscal years ended

      November 30, 2009, November 30, 2008 and November 30, 2007, are set forth below:

                                       % of Fund's    % of Fund's   Aggregate
Fiscal Year                            Amount of      Aggregate     Dollar
Ended                                  Brokerage      Brokerage     Amount of
November 30,    Fund                   Commissions    Commissions   Transactions
------------   -----                   -----------    -----------   ------------

2009            Value Fund             $       0             0%             0%
2009            Small/Mid Cap Value    $       0             0%             0%
2009            International Value    $ 142,034           2.4%          1.53%
2009            Global Value           $     253           .12%             0%
2009            Growth and Income      $ 427,279         10.39%           .01%
2009            Core Opportunities     $  22,447          8.15%          5.69%
2009            Balanced Shares        $ 128,579         10.40%           .01%
2009            Utility Income         $  20,960         11.12%           .01%
2009            Global Real Estate     $      62           .04%             0%
2008            Value Fund             $       0          0.00%          0.00%
2008            Small/Mid Cap Value    $       0          0.00%          0.00%
2008            International Value    $ 415,382          4.37%          3.08%
2008            Global Value           $   4,505          1.87%          2.12%
2008            Growth and Income      $ 110,794          1.15%          0.97%
2008            Core Opportunities     $  29,159          2.59%          2.24%
2008            Balanced Shares        $  13,228          0.96%          0.66%
2008            Utility Income         $   1,352          0.60%          0.79%
2008            Global Real Estate     $      28          0.02%          0.03%
2007            Value Fund             $       0          0.00%          0.00%
2007            Small/Mid Cap Value    $       0          0.00%          0.00%
2007            International Value    $ 816,232          7.74%          6.00%
2007            Global Value           $   5,856          2.43%          1.22%
2007            Growth and Income      $ 166,493          4.12%           3.3%
2007            Core Opportunities     $  65,212         10.15%           8.0%
2007            Balanced Shares        $  34,487          4.60%          3.64%
2007            Utility Income         $  40,502         22.79%         14.04%
2007            Global Real Estate     $       0             0%             0%

Disclosure of Portfolio Holdings
--------------------------------

      Each Fund believes that the ideas of the Adviser's investment staff should benefit the Fund and its shareholders, and does not want to afford speculators an opportunity to profit by anticipating Fund trading strategies or using Fund information for stock picking. However, each Fund also believes that knowledge of the Fund's portfolio holdings can assist shareholders in monitoring their investment, making asset allocation decisions, and evaluating portfolio management techniques.

      The Adviser has adopted, on behalf of each Fund, policies and procedures relating to disclosure of the Fund's portfolio securities. The policies and procedures relating to disclosure of the Fund's portfolio securities are designed to allow disclosure of portfolio holdings information where necessary to the operation of the Fund or useful to the Fund's shareholders without compromising the integrity or performance of the Fund. Except when there are legitimate business purposes for selective disclosure and other conditions (designed to protect the Fund and its shareholders) are met, the Fund does not provide or permit others to provide information about the Fund's portfolio holdings on a selective basis.

      The Fund includes portfolio holdings information as required in regulatory filings and shareholder reports, discloses portfolio holdings information as required by federal or state securities laws and may disclose portfolio holdings information in response to requests by governmental authorities. In addition, the Adviser may post portfolio holdings information on the Adviser's website (www.AllianceBernstein.com). The Adviser posts on the website a complete schedule of the Fund's portfolio securities, as of the last day of each calendar month, approximately 30 days after the end of that month. This posted information generally remains accessible on the website for three months. For each portfolio security, the posted information includes its name, the number of shares held by a Fund, the market value of the Fund's holdings, and the percentage of the Fund's assets represented by Fund's holdings. In addition to the schedule of portfolio holdings, the Adviser may post information about the number of securities the Fund holds, a summary of the Fund's top ten holdings (including name and the percentage of the Fund's assets invested in each holding), and a percentage breakdown of the Fund's investments by country, sector and industry, as applicable approximately 10-15 days after the end of the month. The day after portfolio holdings information is publicly available on the website, it may be mailed, e-mailed or otherwise transmitted to any person.

      The Adviser may distribute or authorize the distribution of information about a Fund's portfolio holdings that is not publicly available, on the website or otherwise, to the Adviser's employees and affiliates that provide services to the Fund. In addition, the Adviser may distribute or authorize distribution of information about a Fund's portfolio holdings that is not publicly available, on the website or otherwise, to the Fund's service providers who require access to the information in order to fulfill their contractual duties relating to the Funds, to facilitate the review of the Funds by rating agencies, for the purpose of due diligence regarding a merger or acquisition, or for the purpose of effecting in-kind redemption of securities to facilitate orderly redemption of portfolio assets and minimal impact on remaining Fund shareholders. The Adviser does not expect to disclose information about a Fund's portfolio holdings that is not publicly available to the Fund's individual or institutional investors or to intermediaries that distribute the Fund's shares. Information may be disclosed with any frequency and any lag, as appropriate.

      Before any non-public disclosure of information about a Fund's portfolio holdings is permitted, however, the Adviser's Chief Compliance Officer (or his designee) must determine that the Fund has a legitimate business purpose for providing the portfolio holdings information, that the disclosure is in the best interests of the Fund's shareholders, and that the recipient agrees or has a duty to keep the information confidential and agrees not to trade directly or indirectly based on the information or to use the information to form a specific recommendation about whether to invest in the Fund or any other security. Under no circumstances may the Adviser or its affiliates receive any consideration or compensation for disclosing the information.

      The Adviser has established procedures to ensure that a Fund's portfolio holdings information is only disclosed in accordance with these policies. Only the Adviser's Chief Compliance Officer (or his designee) may approve the disclosure, and then only if he or she and a designated senior officer in the Adviser's product management group determines that the disclosure serves a legitimate business purpose of a Fund and is in the best interest of the Fund's shareholders. The Adviser's Chief Compliance Officer (or his designee) approves disclosure only after considering the anticipated benefits and costs to the Fund and its shareholders, the purpose of the disclosure, any conflicts of interest between the interests of the Fund and its shareholders and the interests of the Adviser or any of its affiliates, and whether the disclosure is consistent with the policies and procedures governing disclosure. Only someone approved by the Adviser's Chief Compliance Officer (or his designee) may make approved disclosures of portfolio holdings information to authorized recipients. The Adviser reserves the right to request certifications from senior officers of authorized recipients that the recipient is using the portfolio holdings information only in a manner consistent with the Adviser's policy and any applicable confidentiality agreement. The Adviser's Chief Compliance Officer (or his designee) or another member of the compliance team reports all arrangements to disclose portfolio holdings information to the Fund's Board on a quarterly basis. If the Board determines that disclosure was inappropriate, the Adviser will promptly terminate the disclosure arrangement.

      In accordance with these procedures, each of the following third parties have been approved to receive information concerning the Funds' portfolio holdings: (i) the Fund's independent registered public accounting firm, for use in providing audit opinions; (ii) RR Donnelley Financial, Data Communique International and, from time to time, other financial printers, for the purpose of preparing Fund regulatory filings;

      (iii) the Fund's custodian in connection with its custody of the assets of the Funds; (iv) Institutional Shareholder Services, Inc. for proxy voting services; and (v) data aggregators, such as Vestek. Information may be provided to these parties at any time with no time lag. Each of these parties is contractually and ethically prohibited from sharing a Fund's portfolio holdings information unless specifically authorized.

--------------------------------------------------------------------------------
                              GENERAL INFORMATION
--------------------------------------------------------------------------------

The Trust
---------

      The Trust is organized as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts by an Agreement and Declaration of Trust ("Declaration of Trust") dated December 12, 2000, a copy of which is on file with the Secretary of State of The Commonwealth of Massachusetts. The Trust is a "series" company as described in Rule 18f-2 under the 1940 Act.

      The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of each series and of each class of shares thereof. The shares of each Fund and each class thereof do not have any preemptive rights. Upon termination of any Fund or any class thereof, whether pursuant to liquidation of the Trust or otherwise, shareholders of that Fund or that class are entitled to share pro rata in the net assets of that Fund or that class then available for distribution to such shareholders.

      The assets received by the Trust for the issue or sale of the Class A, Class B, Class C, Class R, Class K, Class I and Advisor Class shares of each Fund and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to, and constitute the underlying assets of, the appropriate class of that Fund. The underlying assets of each Fund and each class of shares thereof are segregated and are charged with the expenses with respect to that Fund and that class and with a share of the general expenses of the Trust. While the expenses of the Trust are allocated to the separate books of account of each series and each class of shares thereof, certain expenses may be legally chargeable against the assets of all series or a particular class of shares thereof.

      The Declaration of Trust provides for the perpetual existence of the Trust. The Trust or any Fund, however, may be terminated at any time by vote of at least two thirds of the outstanding shares of each Fund affected or by the Trustees by written notice to the shareholders. The Declaration of Trust further provides that the Trustees may also terminate the Trust upon written notice to the shareholders.

      The Trust has an unlimited number of authorized shares of beneficial interest. The Trustees are authorized to reclassify any unissued shares to any number of additional series and classes without shareholder approval. Accordingly, the Trustees in the future, for reasons such as the desire to establish one or more additional portfolios with different investment objectives, policies or restrictions, may create additional classes or series of shares. Any issuance of shares of another class or series would be governed by the 1940 Act and the law of The Commonwealth of Massachusetts. If shares of another series were issued in connection with the creation of one or more additional portfolios, each share of any portfolio would normally be entitled to one vote for all purposes. Generally, shares of all portfolios would vote as a single series on matters, such as the election of Trustees, that affected all portfolios in substantially the same manner. As to matters affecting each portfolio differently, such as approval of the Investment Advisory Contract and changes in investment policy, shares of each portfolio would vote as a separate series. Procedures for calling a shareholders' meeting for the removal of Trustees of the Fund, similar to those set forth in Section 16(c) of the 1940 Act, will be available to shareholders of the Fund. The rights of the holders of shares of a series may not be modified except by the vote of a majority of the outstanding shares of such series.

Capitalization
--------------

ALLIANCEBERNSTEIN GROWTH AND INCOME FUND

      The Fund was organized as a corporation in Maryland in 1932 under the name "Dividend Shares, Inc." The name of the Fund became "Alliance Growth and Income Fund" on October 20, 1989 and "AllianceBernstein Growth and Income Fund, Inc." on March 31, 2003.

      The authorized capital stock of the Fund consists of 3,000,000,000 shares of Class A common stock, 3,000,000,000 shares of Class B common stock, 3,000,000,000 shares of Class C common stock, 3,000,000,000 shares of Class R common stock, 3,000,000,000 shares of Class K common stock, 3,000,000,000 shares of Class I common stock and 3,000,000,000 shares of Advisor Class common stock, each having $.01 par value.

ALLIANCEBERNSTEIN CORE OPPORTUNITIES


      The Fund was incorporated under the laws of the State of Maryland on July 6, 1999, as "Alliance Disciplined Value Fund, Inc." The Fund changed its name to "AllianceBernstein Disciplined Value Fund, Inc.", on February 28, 2001, to "AllianceBernstein Focused Growth & Income Fund, Inc." on December 15, 2004, and to "AllianceBernstein Core Opportunities Fund, Inc." on March 1, 2010.


      The authorized capital stock of the Fund currently consists of 3,000,000,000 shares of Class A Common Stock, 3,000,000,000 shares of Class B Common Stock, 3,000,000,000 shares of Class C Common Stock, 3,000,000,000 shares of Class R Common Stock, 3,000,000,000 shares of Class K Common Stock, 3,000,000,000 shares of Class I Common Stock and 3,000,000,000 shares of Advisor Class Common Stock, each having a par value of $.001 per share.

ALLIANCEBERNSTEIN BALANCED SHARES

      The Fund is a Maryland corporation organized in 1932. The name of the Fund became "Alliance Balanced Shares" on March 10, 1987, and "AllianceBernstein Balanced Shares, Inc." on March 31, 2003.

      The Fund's capital stock of the Fund currently consists of 3,000,000,000 shares of Class A Common Stock, 3,000,000,000 shares of Class B Common Stock, 3,000,000,000 shares of Class C Common Stock, 3,000,000,000 shares of Class R Common Stock, 3,000,000,000 shares of Class K Common Stock, 3,000,000,000 shares of Class I Common Stock and 3,000,000,000 shares of Advisor Class Common Stock, each having a par value $.01 per share.

ALLIANCEBERNSTEIN UTILITY INCOME FUND

      The Fund was organized as a corporation in Maryland in 1993. The Fund's name was changed on February 28, 2001. Prior thereto, the Fund was known as "Alliance Utility Income Fund, Inc."

      The authorized Capital Stock of the Fund consists of 3,000,000,000 shares of Class A common stock, 3,000,000,000 shares of Class B common stock, 3,000,000,000 shares of Class C common stock, 3,000,000,000 shares of Class R common stock, 3,000,000,000 shares of Class K common stock, 3,000,000,000 shares of Class I common stock and 3,000,000,000 shares of Advisor Class common stock, each having $.001 par value.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND

      The Fund is a Maryland corporation organized in 1996 under the name "Alliance Real Estate Investment Fund, Inc." The Fund's name was changed to "AllianceBernstein Real Estate Investment Fund, Inc." on February 28, 2001 and became "AllianceBernstein Global Real Estate Investment Fund, Inc." on March 1, 2007.

      The authorized capital stock of the Fund currently consists of 3,000,000,000 shares of Class A Common Stock, 3,000,000,000 shares of Class B Common Stock, 3,000,000,000 shares of Class C Common Stock, 3,000,000,000 shares of Class R Common Stock, 3,000,000,000 shares of Class K Common Stock, 3,000,000,000 shares of Class I Common Stock and 3,000,000,000 shares of Advisor Class Common Stock, each having a par value of $.001 per share.

ALL FUNDS

      It is anticipated that annual shareholder meetings will not be held; shareholder meetings will be held only when required by federal or state law. Shareholders have available certain procedures for the removal of Directors.

      A shareholder will be entitled to share pro rata with other holders of the same class of shares all dividends and distributions arising from the Fund's assets and, upon redeeming shares, will receive the then-current NAV of the Fund represented by the redeemed shares less any applicable CDSC. The Fund is empowered to establish, without shareholder approval, additional portfolios, which may have different investment objectives and policies than those of the Fund and additional classes of shares within the Fund. If an additional portfolio or class were established in the Fund, each share of the portfolio or class would normally be entitled to one vote for all purposes. Generally shares of each portfolio and class would vote together as a single class on matters, such as the election of Directors, that affect each portfolio and class in substantially the same manner. Each class of shares of a Fund represents an interest in the same portfolio of investments, and has the same rights and is identical in all respects, except that each of Class A, Class B, Class C, Class R and Class K shares of a Fund bears its own distribution expenses and Class B shares and Advisor Class shares convert to Class A shares under certain circumstances. Each class of shares of the Fund votes separately with respect to the Fund's Rule 12b-1 distribution plan and other matters for which separate class voting is appropriate under applicable law. Shares are freely transferable, are entitled to dividends as determined by the Directors and, in liquidation of the Fund, are entitled to receive the net assets of the Fund.

            At the close of business on February 5, 2010 there were 62,096,906 shares of AllianceBernstein Value Fund outstanding, including 11,519,064 Class A shares, 2,175,813 Class B shares, 3,299,160 Class C shares, 408,938 Class R shares, 734,743 Class K shares, 2,768,556 Class I shares and 41,190,632 Advisor Class shares. To the knowledge of the Trust, the following persons owned of record or beneficially 5% or more of a class of outstanding shares of the Fund as of February 5, 2010:

                                            No. of                  % of
Name and Address                            Shares                  Class
----------------                           -------                 ------

Class A
-------

First Clearing, LLC
Special Custody Account
or the Exclusive Benefit
of Customer
2801 Market Street
Saint Louis, MO 63103-2523                     625,645                5.43%

MLPF&S for the Sole Benefit
of its Customers
Attn: Fund Admin
4800 Deer Lake Drive East
Floor 2
Jacksonville, FL 32246-6484
                                               875,782                7.60%
Morgan Stanley & Co.
Harborside Financial Center Plaza II
3rd Floor
Jersey City, NJ 07311
                                             1,110,571                9.64%
Pershing LLC
P.O. Box 2052
Jersey City, NJ 07303-2052
                                               728,611                6.33%
Class B
-------

First Clearing, LLC
Special Custody Acct for
the Exclusive Benefit of Customer

2801 Market Street
Saint Louis, MO 63103-2523
                                               162,376                7.46%
MLPF&S for the Sole Benefit
of its Customers
Attn: Fund Admin
4800 Deer Lake Drive East
Floor 2
Jacksonville, FL 32246-6484
                                               231,039               10.62%
Pershing LLC
P.O. Box 2052
Jersey City, NJ 07303-2052                     238,984               10.98%

Class C
-------

Citigroup Global Markets House Account
Attn: Cindy Tempesta
333 West 34th Street
Floor 3
New York, NY 10001-2402
                                               290,422                8.80%
First Clearing, LLC
Special Custody Acct for the
Exclusive Benefit of Customer

2801 Market Street
Saint Louis, MO 63103-2523
                                               260,170                7.89%
MLPF&S for the Sole Benefit
of its Customers
Attn: Fund Admin
4800 Deer Lake Drive East
Floor 2
Jacksonville, FL 32246-6484
                                               859,063               26.04%
Pershing LLC
P.O. Box 2052
Jersey City, NJ 07303-2052
                                               224,125                6.79%
Class R
-------

American United Life Cust
FBO AUL American Group Retirement Annuity
One American Square
P.O. Box 1995
Indianapolis, IN 46206-9102
                                                53,589               13.10%
Harford Life Insurance Company
Separate Account
Attn: UIT Operations
P.O. Box 2999
Hartford, CT 06104-2999                         76,268               18.65%

ING
Enhance K-Choice
Trustee: Reliance Trust Company
400 Atrium Drive
Somerset, NJ 08873-4162                         29,955                7.33%

Merrill Lynch
Attn: Fund Admin
4800 Deer Lake Drive East
2nd Floor
Jacksonville, FL 32246-6484                     54,769               13.39%

MG Trust Co Cust FBO
American Society of Consultant Phar
700 17th Street
Suite 300
Denver, CO 80202-3531                           22,996                5.62%

Class K
-------

Orchard Trust Company LLC TTEE Cust
Informa Fin Infor Inc Def Comp Pl
8515 E. Orchard Road 2T2
Greenwood Village, CO 80111                     36,909                5.02%

Orchard Trust Company LLC TTEE Cust
Minnesota Surgical Associates PA
8515 E. Orchard Road 2T2
Greenwood Village, CO 80111-5002                63,418                8.63%

Orchard Trust Company LLC TTEE Cust
Muncie Surgical Associates Inc PSP
8515 E. Orchard Road 2T2
Greenwood Village, CO 80111-5002               263,124               35.81%

Class I
-------

MLPF&S for the Sole Benefit
of its Customers
Attn: Fund Admin
4800 Deer Lake Drive East
Floor 2
Jacksonville, FL 32246-6484
                                             2,464,773               89.03%
T. Rowe Price Retirement Plan
Services Retirement Plan Clients
4515 Painters Mill Road
Owings Mills, MD 21117-4903
                                               257,227                9.29%
Advisor Class
-------------

CollegeBound Fund
AllianceBernstein Value Fund
Customized Allocation
1345 Avenue of the Americas
New York, NY 10105-0302
                                             4,001,401                9.71%
PIMS/Prudential Retirement
As Nominee For the TTEE/Cust
AllianceBernstein L.P.
1345 Avenue of the Americas
11th Floor
New York, NY 10105-0302                      2,106,377                5.11%

      At the close of business on February 5, 2010 there were 74,443,366 shares of AllianceBernstein Small/Mid Cap Value Fund outstanding, including 31,455,694 Class A shares, 5,029,708 Class B shares, 9,111,954 Class C shares, 4,311,682 Class R shares, 1,948,257 Class K shares, 8,882,173 Class I shares and 13,703,898 Advisor Class shares. To the knowledge of the Trust, the following persons owned of record or beneficially 5% or more of a class of outstanding shares of the Fund as of February 5, 2010:

                                            No. of                  % of
Name and Address                            Shares                  Class
----------------                           -------                 ------

Class A
-------

Charles Schwab & Co.
For the Exclusive Benefit of Customers
Mutual Fund Operations
101 Montgomery Street
San Francisco, CA 94104-4151              1,683,120                  5.35%

LPL Financial
FBO Customer Accounts
Attn: Mutual Fund Operations
P.O. Box 509046
San Diego, CA 92150-9046                  1,681,035                  5.34%

MLPF&S for the Sole Benefit
of its Customers
Attn: Fund Admin
4800 Deer Lake Drive East
Floor 2
Jacksonville, FL 32246-6484
                                          1,587,755                  5.05%
Pershing LLC
P.O. Box 2052
Jersey City, NJ 07303-2052                1,701,518                  5.41%

Class B
-------

First Clearing, LLC
Special Custody Acct for
the Exclusive Benefit of Customer
2801 Market Street
Saint Louis, MO 63103-2523
                                            386,310                  7.68%
MLPF&S for the Sole Benefit
of its Customers
Attn: Fund Admin
4800 Deer Lake Drive East
Floor 2
Jacksonville, FL 32246-6484
                                            479,040                  9.52%
Pershing LLC
P.O. Box 2052
Jersey City, NJ 07303-2052                  542,005                 10.78%

Class C
-------

First Clearing, LLC
Special Custody Acct for the
Exclusive Benefit of Customer
2801 Market Street
Saint Louis, MO 63103-2523
                                            678,989                  7.45%
MLPF&S
For the Sole Benefit of its Customers
Attn: Fund Admin
4800 Deer Lake Drive East
Floor 2
Jacksonville, FL 32246-6484
                                          1,705,159                 18.71%
Morgan Stanley & Co.
Harborside Financial Center
Plaza II
3rd Floor
Jersey City, NJ 07311
                                            588,309                  6.46%
Pershing LLC
P.O. Box 2052
Jersey City, NJ 07303-2052                  709,726                  7.79%

Class R
-------

Hartford Life Insurance Company
Separate Account
Attn: UIT Operations
P.O. Box 2999
Hartford, CT 06104-2999
                                            721,489                 16.73%
ING
Enhanced K-Choice
Trustee: Reliance Trust Company
400 Atrium Drive
Somerset, NJ 08873-4162                     218,155                  5.06%

Merrill Lynch
Attn: Fund Admin
4800 Deer Lake Drive East
2nd Floor
Jacksonville, FL 32246-6484                 431,101                 10.00%

Minnesota Life Separate Account
(An Insurance Co Exempt Gr Annuity)
400 Robert Street North
Saint Paul, MN 55101-2037                   313,562                  7.27%

Class K
-------

AIG Retirement Services Company
FBO AIGFSB Cust TTEE FBO
Kelsey-Seybold Health System
2929 Allen Parkway A6-20
Houston, TX 77019-2155                      108,878                  5.59%

Nationwide Trust Company FSB
C/O IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH 43218-2029                     355,430                 18.24%

Nationwide Life Insurance Company
QPVA
C/O IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH 43218-2029                     226,195                 11.61%

Class I
-------

Citistreet Core Market
C/F State Street Bank TTEE
One Heritage Drive
North Quincy, MA 02171-2105               2,589,406                 29.15%

JP Morgan Chase Bank as TTEE FBO
Hospira 401(K) Retirement Savings Plan
C/O JP Morgan Rps Mgmt Rptg Team
9300 Ward Parkway
Kansas City, MO 64114-3317                1,346,166                 15.16%

MAC & Co.
Mutual Fd Ops
P.O. Box 3198
525 William Penn Place
Pittsburgh, PA 15230-3198                 2,550,003                 28.71%

Advisor Class
-------------

Collegebound Fund
CBF - AllianceBernstein Small Cap
Customized Allocation 529 Plan
1345 Avenue of the Americas
New York, NY  10105-0302                  2,308,381                 16.84%

MAC & Co
Attn: Mutual Fund Ops
P.O. Box 3198
Pittsburgh, PA 15230-3198                 1,154,829                  8.43%

Merrill Lynch
Attn: Fund Admin
4800 Deer Lake Drive East
2nd Floor
Jacksonville, FL 32246-6484               1,452,826                 10.60%

NFS LLC FEBO
US Bank national Association
Omnibus - Reinvest/Reinvest
1555 N RiverCenter Drive Suite 302
Milwaukee, WI 53212-3958                  1,388,460                 10.13%

Pershing LLC
P.O. Box 2052
Jersey City, NJ 07303-2052                  993,018                  7.25%

      At the close of business on February 5, 2010 there were 300,201,978 shares of AllianceBernstein International Value Fund outstanding, including 115,035,435 Class A shares, 6,310,785 Class B shares, 26,079,147 Class C shares, 7,429,994 Class R shares, 11,935,085 Class K shares, 41,826,294 Class I shares and 91,585,238 Advisor Class shares. To the knowledge of the Trust, the following persons owned of record or beneficially 5% or more of a class of outstanding shares of the Fund as of February 5, 2010:


                                            No. of                  % of
Name and Address                            Shares                  Class
----------------                           -------                 ------

Class A
-------

Charles Schwab & Co.
Mutual Funds Dept.
101 Montgomery St.
San Francisco, CA 94104-4151              9,118,885                  7.93%

MLPF&S
For the Sole Benefit of its Customers
Attn: Fund Admin
4800 Deer Lake Drive East
Floor 2
Jacksonville, FL 32246-6484               8,091,860                  7.03%

Morgan Stanley & Co.
Harborside Financial Center
Plaza II
3rd Floor
Jersey City, NJ 07311                    13,780,362                 11.98%

Class B
-------

Citigroup Global Markets House Account
Attn: Cindy Tempesta
333 West 34th Street
Floor 3
New York, NY 10001-2402                      663,949               10.52%

First Clearing, LLC
Special Acct for the Exclusive
Benefit of Customer
2801 Market Street
Saint Louis, MO 63103-2523
                                             692,911               10.98%
MLPF&S for the Sole Benefit of
its Customers
Attn: Fund Admin
4800 Deer Lake Drive East
Floor 2
Jacksonville, FL 32246-6484
                                             892,152               14.14%
Morgan Stanley & Co.
Harborside Financial Center
Plaza II
3rd Floor
Jersey City, NJ 07311                        425,946                6.75%

Pershing LLC
P.O. Box 2052
Jersey City, NJ 07303-2052                   457,661                7.25%


Class C
-------
Citigroup Global Markets House Account
Attn: Cindy Tempesta
333 West 34th Street
Floor 3
New York, NY 10001-2402                    4,250,966               16.30%

First Clearing, LLC
Special Custody Account for the
Exclusive Benefit of Customer
2801 Market Street
Saint Louis, MO 63103-2523
                                           1,654,899                6.35%
MLPF&S
For the Sole Benefit of its Customers
Attn: Fund Admin
4800 Deer Lake Drive East
Floor 2
Jacksonville, FL 32246-6484                7,388,293               28.33%

Morgan Stanley & Co.
Harborside Financial Center
Plaza II
3rd Floor
Jersey City, NJ 07311                      2,181,877                8.37%

Class R
-------

Great West Life & Annuity
C/O Fascore LLC
8515 E. Orchard Road 2T2
Greenwood Village, CO 80111-5002             398,278                5.36%

Hartford Life Insurance Company
Separate Account
Attn: UIT Operations
P.O. Box 2999
Hartford, CT 06104-2999                    1,563,248               21.04%

Merrill Lynch
Attn: Fund Admin
4800 Deer Lake Drive East
2nd Floor
Jacksonville, FL 32246-6484                1,246,070               16.77%

Class K
-------

Nationwide Trust Company FSB
C/O IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH 43218-2029                    3,618,413               30.32%

Nationwide Life Insurance Company
QPVA
C/O IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH 43218-2029                      661,660                5.54%

PRIAC Cust
FBO Various Retirement Plans
Invest Prod & Adv Serv H09
280 Trumbull Street
One Commercial Plaza
Hartford, CT 06103-3509                    3,270,010               27.40%

State of Florida Employees
Deferred Comp Plan
FBO Participating Employees
C/O IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH 43218-2029                    1,652,181               13.84%

Class I
-------

NFS LLC FEBO
Northern Trust Co.
P.O. Box 92956
Chicago, IL 60675-0001                     2,494,771                5.96%

Sanford Bernstein & Co LLC
1 N. Lexington Ave.
White Plains, NY 10601-1712                4,410,197               10.54%

Sanford Bernstein & Co LLc
1 N. Lexington Ave.
White Plains, NY 10601-1712                3,782,506                9.04%

Sanford Bernstein & Co LLC
1 N. Lexington Ave.
White Plains, NY 10601-1712                3,287,081                7.86%

State Street Bank
FBO State of Michigan 401K Plan
105 Rosemont Avenue
Westward, MA 02090-2318                    2,728,028                6.52%

Vanguard Fiduciary Trust Company
FBO AIG Plan
P.O. Box 2600
Valley Forge, PA 19482-2600                3,279,436                7.84%

Advisor Class
-------------

Citigroup Global Markets
333 West 34th Street - 3rd Floor
New York, NY  10001-2402                  19,456,175               21.24%

First Clearing, LLC
Special Custody Account for the
Exclusive Benefit of Customer
2801 Market Street
Saint Louis, MO 63103-2523
                                          17,492,626               19.10%
Merill Lynch
Attn: Fund Admin
4800 Deer Lake Drive East
2nd Floor
Jacksonville, FL 32246-6484                5,752,262                6.28%

Pershing LLC
P.O. Box 2052
Jersey City, NJ 07303-2052                 8,542,807                9.33%


      At the close of business on February 5, 2010 there were 18,930,630 shares of AllianceBernstein Global Value Fund outstanding, including 4,670,900 Class A shares, 610,411 Class B shares, 896,883 Class C shares, 309,250 Class R shares, 174,706 Class K shares, 2,589,980 Class I shares and 9,678,500 Advisor Class shares. To the knowledge of the Trust, the following persons owned of record or beneficially 5% or more of a class of outstanding shares of the Fund as of February 5, 2010:


                                            No. of                  % of
Name and Address                            Shares                  Class
----------------                           -------                 ------

Class B
-------

Citigroup Global Markets
House Account
Attn: Cindy Tempesta
333 West 34th Street
Floor 3
New York, NY 10001-2402                      91,708                15.02%

First Clearing, LLC
Special Custody Acct for
the Exclusive Benefit of Customer
2801 Market Street
Saint Louis, MO 63103-2523
                                             42,232                 6.92%
MLPF&S for the Sole Benefit
of its Customers
Attn: Fund Admin
4800 Deer Lake Drive East
Floor 2
Jacksonville, FL 32246-6484
                                             64,646                10.59%
Pershing LLC
P.O. Box 2052
Jersey City, NJ 07303-2052                   53,298                 8.73%

Class C
-------

Citigroup Global Markets House Account
Attn: Cindy Tempesta
333 West 34th Street
Floor 3
New York, NY 10001-2402                      116,232               12.96%

First Clearing, LLC
Special Custody Acct for the
Exclusive Benefit of Customer
2801 Market Street
Saint Louis, MO 63103-2523
                                             115,581               12.89%
MLPF&S
For the Sole Benefit of its Customers
Attn: Fund Admin
4800 Deer Lake Drive East
Floor 2
Jacksonville, FL 32446-6484                  129,479               14.44%

Morgan Stanley & Co.
Harborside Financial Center
Plaza II
3rd Floor
Jersey City, NJ 07311                        72,891                 8.13%

Class R
-------

American United Life Cust
FBO AUL American Group Retirement Annuity
One American Square
P.O. Box 1995
Indianapolis, IN 46206-9102
                                             77,767                25.15%
American United Life Cust FBO
American United Trust
One American Square
P.O. Box 1995
Indianapolis, IN 46206-9102                  44,073                14.25%

Hartford Life Insurance Company
Separate Account
Attn: UIT Operations
P.O. Box 2999
Hartford, CT 06104-2999                      75,643                24.46%

ING
Enhanced K-Choice
Trustee: Reliance Trust Company
400 Atrium Drive
Somerset, NJ 08873-4162                      46,556                15.05%

Class K
-------

Nationwide Trust Company FSB
C/O IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH 43218-2029                      13,295                 7.61%

Orchard Trust Company LLC TTEE Cust
Cohen Pontai Lieberman & Pavane
8515 E. Orchard Road 2T2
Greenwood Village, CO 80111-5002             34,106                19.52%

Orchard Trust Company LLC TTEE Cust
FBO TS-Arion Systems Inc PSP
8515 E. Orchard Road 2T2
Greenwood Village, CO 80111-5002             8,800                  5.04%

Orchard Trust Co. LLC TTEE
FBO Keane and Beane PC 401K
C/O Fascore LLC
8515 E. Orchard Road 2T2
Greenwood Village, CO 80111-5002             21,527                12.32%

Orchard Trust Co. LLC TTEE
FBO New England Dermatology PC
401(K) Plan and Trust
8515 E. Orchard Road 2T2
Greenwood Village, CO 80111-5002             23,272                13.32%

Orchard Trust Co. LLC TTEE
FBO Aronson Security Group Inc
8515 E. Orchard Road 2T2
Greenwood Village, CO 80111-5002             24,654                14.11%

Orchard Trust Co. LLC TTEE
FBO Sperber Denenberg & Kahan
PC Profit Sharing Plan
8515 E. Orchard Road 2T2
Greenwood Village, CO 80111-5002             22,248                12.73%

Class I
-------

Orchard Trust Company LLC TTEE Cust
Worldwide Dreams Deferred Comp Pl
8515 E. Orchard Road 2T2
Greenwood Village, CO 80111                 174,299                 6.73%

Orchard Trust Company LLC TTEE Cust
George Little Mgmt LLC 401K PSP
8515 E. Orchard Road 2T2
Greenwood Village, CO 80111-5002            136,217                 5.26%

Sanford Bernstein & Co LLC
1 N. Lexington Ave.
White Plains, NY 10601-1712                 866,486                33.46%

Sanford Bernstein & Co LLC
1 N. Lexington Ave.
White Plains, NY 10601-1712                1,397,340               53.95%

Advisor Class
-------------

Bank of Oklahoma
Trustee for Stark & Stark
P.O. Box 2180
Tulsa, OK 74101-2180                         569,249                5.88%

NFS LLC FEBO
City National Bank
FBO Irell & Manella Pooled Acc
225 Broadway
Floor 5
San Diego, CA 92101-5005                     664,912                6.87%

Orchard Trust Co LLC TTEE
FBO Fragomen Del Ray Bernsen & Loewy LLP
8515 E. Orchard Rd # 2T2
Greenwood Village, CO 80111-5002
                                             556,192                5.75%
PIMS/Prudential Retirement
As Nominee for the TTEE/Cust
AllianceBernstein L.P.
1345 Avenue of the Americas
11th Floor
New York, NY 10105-0302                     2,892,283              29.88%


      At the close of business on February 5, 2010 there were 571,536,318 shares of AllianceBernstein Growth and Income Fund outstanding, including 416,586,725 Class A shares, 51,485,782 Class B shares, 70,732,361 Class C shares, 771,405 Class R shares, 1,362,969 Class K shares, 503,855 Class I shares and 30,093,221 Advisor Class shares. To the knowledge of the Fund, the following persons owned of record or beneficially 5% or more of a class of outstanding shares of the Fund as of February 5, 2010:

                                            No. of                  % of
Name and Address                            Shares                  Class
----------------                           -------                 ------

Class A
-------

First Clearing, LLC
Special Custody Acct For the
Exclusive Benefit of Customer
2801 Market St.
Saint Louis, MO 63103-2523                    27,127,855               6.51%
MLPF&S
For the Sole Benefit of its Customers
Attn: Fund Admin
4800 Deer Lake Dr. East
Second Floor
Jacksonville, FL 32246-6484
                                              28,764,976               6.90%
Pershing LLC
P.O. Box 2052
Jersey City, NJ 07303-2052
                                              21,049,706               5.05%
State Street Bank & Trust
FBO ADP Daily Valuation 401K Prod
200 Newport Ave Ext JQ7
North Qunicy, MA 02171-2145
                                              23,038,365               5.53%

Class B
First Clearing, LLC
Special Custody Acct For
the Exclusive Benefit of Customer
2801 Market St.
Saint Louis, MO 63103-2523
                                               4,158,307               8.08%
MLPF&S
For the Sole Benefit of its Customers
Attn: Fund Admin
4800 Deer Lake Dr. East
Second Floor
Jacksonville, FL 32246-6484                    3,417,969               6.64%

Pershing LLC
P.O. Box 2052
Jersey City, NJ 07303-2052                     4,716,672               9.16%

Class C
-------

Citigroup Global Markets
House Account
Attn: Cindy Tempesta
333 West 34th Street Floor 3
New York, NY  10001-2402                       7,442,434              10.52%

First Clearing, LLC
Special Custody Acct For the
Exclusive Benefit of Customer
2801 Market St.
Saint Louis, MO 63103-2523
                                               6,959,762               9.84%
MLPF&S
For the Sole Benefit of its Customers
Attn: Fund Admin
4800 Deer Lake Drive East
2nd Floor
Jacksonville, FL  32246-6484                  17,937,065              25.36%

Perhsing LLC
P.O. Box 2052
Jersey City, NJ  07303-2502                    4,548,325               6.43%

Class R
-------

GPC Securities Inc
Agent for Reliance Trust Company FBO
Delstar 401(K) Plan
P.O. Box 79377
Atlanta, GA 30357-7377                           123,103              15.96%

Hartford Life Insurance Company
Separate Account 401
Attn: UIT Operations
P.O. Box 2999
Hartford, CT 06104-2999                          192,559              24.96%

Merrill Lynch
Attn: Fund Admin
4800 Deer Lake Drive East
2nd Floor
Jacksonville, FL 32246-6484                      170,581              22.11%

MG Trust Co Cust FBO
Redmon Peyton & Braswell LLP
700 17th Street Suite 300
Denver, CO 80202-3531                             59,433               7.70%

MG Trust Co Cust FBO
Underground Vaults & Storage Inc
700 17th Street Suite 300
Denver, CO 80202-3531                             43,222               5.60%

Class K
-------

Gastrointestinal Spec Inc 401K PSP
555 New City Avenue Suite 1170
Bala Cynwyd, PA 19004                             74,822               5.49%

Nationwide Trust Company FSB
C/O IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH 43218-2029                          131,202               9.63%

Orchard Trust Company LLC TTEE Cust
Karnak Corporation Savings & Investment Plan
8515 E. Orchard Road 2T2
Greenwood Village, CO 80111-5002
                                                 103,884               7.62%
Orchard Trust Company LLC TTEE Cust
TIB Insurance Brokers Inc 401K
8515 E. Orchard Road 2T2
Greenwood Village, CO 80111-5002                 365,017              26.72%

Orchard Trust Company LLC TTEE Cust
Valensi Rose & Magaram
8515 E. Orchard Road 2T2
Greenwood Village, CO 80111-5002                  93,473               6.86%

Orchard Trust Company LLC TTEE Cust
Minnesota Surgical Associates PA
8515 E. Orchard Road 2T2
Greenwood Village, CO 80111-5002                 113,694               8.34%

Orchard Trust Company LLC TTEE Cust
Bowie Gridley Architects Pll 401K
8515 E. Orchard Road 2T2
Greenwood Village, CO 80111-5002                  78,896               5.79%

Orchard Trust Company LLC TTEE Cust
Advertising Council Inc
8515 E. Orchard Road 2T2
Greenwood Village, CO 80111-5002                  78,385               5.75%

Class I
-------

Suntrust Bank
Heritage Medical Assoc PC 401K PSP
8515 E. Orchard Road 2T2
Englewood, CO 80111-5002                         503,855             100.00%

Advisor Class
-------------

Citigroup Global Markets
333 West 34th Street
3rd Floor
New York, NY 10001-2402                        5,718,585              19.00%

Collegebound Fund
CBF-Growth & Income
Customized Portfolio 529 Plan
1345 Avenue of the Americas
New York, NY  10105-0302                      14,082,414              46.80%

First Clearing, LLC
Special Custody Acct for the
Exclusive Benefit of Customer
2801 Market Street
Saint Louis, MO  63103-2523
                                               2,310,736               7.68%
Merrill Lynch
Mutual Fund Operations
4800 Deer Lake Drive East 2nd Floor
Jacksonville, FL 32246-6484                    2,857,779               9.50%

Pims/Prudential Retirement
As Nominee for the TTEE/Cust Pl
AllianceBernstein L.P.
1345 Avenue of the Americas
11th Floor
New York, NY 10105-0302                        1,577,429               5.24%


      At the close of business on February 5, 2010 there were 11,951,315 shares of AllianceBernstein Core Opportunities Fund outstanding, including 7,304,730 Class A shares, 2,443,177 Class B shares, 2,109,248 Class C shares, 53,785 Class R shares, 39,717 Class K shares, 658 Class I shares and 0 Advisor Class shares. To the knowledge of the Fund, the following persons owned of record or beneficially 5% or more of a class of outstanding shares of the Fund as of February 5, 2010:

                                            No. of                  % of
Name and Address                            Shares                  Class
----------------                           -------                 ------

Class A
-------

First Clearing, LLC
Special Custody Acct for the
Exclusive Benefit of Customer
2801 Market Street
Saint Louis, MO 63103-2523                   377,339                5.16%

MLPF&S for the Sole Benefit
of its Customers
Attn: Fund Admin
4800 Deer Lake Drive East 2nd Floor
Jacksonville, FL 32246-6484
                                             403,974                5.53%
Pershing LLC
P.O. Box 2052
Jersey City, NJ 07303-2052
                                             684,050                9.36%

Class B
First Clearing, LLC
Special Custody Account for the
Exclusive Benefit of Customer
2801 Market Street
Saint Louis, MO 63103-2523
                                             123,846                5.08%
MLPF&S for the Sole Benefit
of its Customer
Attn: Fund Admin
4800 Deer Lake Drive East 2nd Floor
Jacksonville, FL 32246-6484
                                             132,914                5.45%
Pershing LLC
P.O. Box 2052
Jersey City, NJ 07303-2052                   296,938               12.17%

Class C
-------

MLPF&S for the Sole Benefit
of its Customers
Attn: Fund Admin
4800 Deer Lake Drive East 2nd Floor
Jacksonville, FL 32246-6484
                                             296,386               14.06%
Pershing LLC
P.O. Box 2052
Jersey City, NJ 07303-2052                   525,175               24.92%

Class R
-------

American United Life Cust FBO
American United Trust
One American Square
P.O. Box 1995
Indianapolis, IN 46206-9102                    3,480                6.47%

American United Life Cust
FBO AUL American Group Retirement Annuity
One American Square
P.O. Box 1995
Indianapolis, IN 46206-9102
                                              34,576               64.24%
Merrill Lynch
Attn: Fund Admin
4800 Deer Lake Drive East 2nd Floor
Jacksonville, FL 32246-6484                    6,510               12.10%

Reliance Trust Co Cust
FBO Our Community Hospital 401K
P.O. Box 48529
Atlanta, GA 30362-1529                         2,854                5.30%

Class K
-------

Frontier Trust Co FBO
First National Bank & Trust Co of V
P.O. Box 10758
Fargo, ND 58106-0758                           3,480                8.76%

Nationwide Trust Company FSB
C/O IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH 43218-2029                        6,781               17.07%

Orchard Trust Company LLC TTEE Cust
Mansfield Tanick & Cohen PA 401K
Profit Sharing Plan
8515 E. Orchard Road 2T2
Greenwood Village, CO 80111-5002               8,992               22.64%

Orchard Trust Company LLC TTEE Cust
Wald Rahnke & Dost Architects LLP
8515 E. Orchard Road 2T2
Greenwood Village, CO 80111-5002               2,576                6.49%

Orchard Trust Company LLC TTEE Cust
Weiss Berzowski Brady LLP
8515 E. Orchard Road 2T2
Greenwood Village, CO 80111-5002              17,279               43.50%

Class I
-------

AllianceBernstein L.P
Attn: Brent Mather-Seed Acct
1 N. Lexington Ave.
White Plains, NY 10601-1712                      655               99.45%


      At the close of business on February 5, 2010 there were 55,075,590 shares of AllianceBernstein Balanced Shares outstanding, including 35,264,063 Class A shares, 8,825,892 Class B shares, 6,457,427 Class C shares, 480,917 Class R shares, 277,442 Class K shares, 138,919 Class I shares and 3,630,930 Advisor Class shares. To the knowledge of the Fund, the following persons owned of record or beneficially 5% or more of a class of outstanding shares of the Fund as of February 5, 2010:


                                            No. of                  % of
Name and Address                            Shares                  Class
----------------                           -------                 ------

Class B
-------

Citigroup Global Markets
House Account
Attn: Cindy Tempesta
333 W. 34th St.
Third Floor
New York, NY 10001-2402                       536,871               6.08%

First Clearing, LLC
Special Custody Acct For
the Exclusive Benefit of Customer
2801 Market St.
Saint Louis, MO 63103-2523
                                              712,972               8.08%
MLPF&S
For the Sole Benefit of its Customers
Attn: Fund Admin
4800 Deer Lake Dr. East
Second Floor
Jacksonville, FL 32246-6484                   588,704               6.67%

Pershing LLC
P.O. Box 2052
Jersey City, NJ 07303-2052                    910,072              10.31%

Class C
-------

Citigroup Global Markets
House Account
Attn: Cindy Tempesta
333 W. 34th Street
Third Floor
New York, NY 10001-2402                       387,136               6.00%

First Clearing, LLC
Special Custody Acct For the
Exclusive Benefit of Customer
2801 Market St.
Saint Louis, MO 63103-2523
                                              560,474               8.68%
MLPF&S
For the Sole Benefit of its Customers
Attn: Fund Admin
4800 Deer Lake Dr. East
Second Floor
Jacksonville, FL 32246-6484                 1,620,890              25.10%

Pershing LLC
P.O. Box 2052
Jersey City, NJ 07303-2052                    390,004               6.04%

Class R
-------

Hartford Life Insurance Company
Separate Account 401
Attn: UIT Operations
P.O. Box 2999
Hartford, CT 06104-2999                       217,683              45.26%

Hartford Securities Distribution
Attn: UIT Operations
P.O. Box 2999
Hartford, CT 06104-2999                        32,608               6.78%

Merrill Lynch
Attn: Fund Admin
4800 Deer Lake Dr East
Second Floor
Jacksonville, FL 32246-6484                    76,194              15.84%

MG Trust Company Cust FBO
Apple Hill Vascular Associates Ltd
700 17th St, Suite 300
Denver, CO 80202-3531                          47,904               9.96%

Reliance Trust Co.
FBO Act Nextmed 401K
P.O. Box 48529
Atlanta, GA 30362-1529                         24,164               5.02%

Class K
-------

AIG Retirement Services Company
FBO AIGFSB Cust TTEE FBO ABAG/STARS
2929 Allen Parkway A6-20
Houston, TX 77019-2155
                                               15,341               5.53%
AIG Retirement Services Company
FBO AIGFSB Cust TTEE FBO
City of Foster City
2929 Allen Parkway A6-20
Houston, TX 77019-2155                         65,129              23.47%

Nationwide Tust Company FSB
C/O IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH 43218-2029                        61,809              22.28%

Tom Carbonneau FBO
Bolin Agency 401K PSP & Trust
2523 Wayzata Blvd Suite 300
Minneapolis, MN 55405-2190                     19,379               6.98%

Class I
-------

Orchard Trust Company LLC TTEE Cust
Muskegon Surgical Associates PC
8515 E. Orchard Rd 2T2
Greenwood Village, CO 80111-5002               49,979              35.98%

Orchard Trust Company LLC TTEE Cust
Worldwide Dreams Deferred Comp Pl
8515 E. Orchard Rd 2T2
Greenwood Village, CO 80111-5002               87,169              62.75%

Advisor Class
-------------

Medical Consultants PC 401 K Plan
Attn: Gary Wangler
Personal and Confidential
2525 W University Ave Suite 300
Muncie, IN 47303-3400                         441,468              12.16%

Orchard Trust Company LLC TTEE Cust
FBO Fragomen Del Ray Bernsen & Loewy LLP
8515 E. Orchard Rd 2T2
Greenwood Village, CO 80111-5002
                                              409,365              11.27%
Shapell Industries Inc.
401(K) Plan
C/O Margaret Leong
8383 Wilshire Blvd Suite 700
Beverly Hills, CA 90211-2407                  654,325              18.02%

Pacific Southwest Container Inc.
Pre-Tax Savings & Protection Plan
Attn: J. Mayol
P.O. Box 3351
Modesto, CA 95353-3351                        192,341               5.30%


      At the close of business on February 5, 2010 there were 8,958,136 shares of AllianceBernstein Utility Income Fund outstanding, including 5,750,897 Class A shares, 1,079,636 Class B shares, 1,617,755 Class C shares, 80,181 Class R shares, 85,122 Class K shares, 36,883 Class I shares and 307,622 Advisor Class shares. To the knowledge of the Fund, the following persons owned of record or beneficially 5% or more of a class of outstanding shares of the Fund as of February 5, 2010:

                                            No. of                  % of
Name and Address                            Shares                  Class
----------------                           -------                 ------

Class A
-------

First Clearing, LLC
Special Custody Acct For
the Exclusive Benefit of Customer
2801 Market St.
Saint Louis, MO 63103-2523                     296,174                5.15%

MLPF&S
For the Sole Benefit of its Customers
Attn: Fund Admin
4800 Deer Lake Dr. East
Second Floor
Jacksonville, FL 32246-6484
                                               532,666                9.26%
Pershing LLC
P.O. Box 2052
Jersey City, NJ 07303-2052
                                               517,278                8.99%
Class B
-------

Citigroup Global Markets
House Account
Attn: Cindy Tempesta
333 W. 34th St.
Third Floor
New York, NY 10001-2402                         58,705                5.44%

First Clearing, LLC
Special Custody Acct For the
Exclusive Benefit of Customer
2801 Market St.
Saint Louis, MO 63103-2523
                                                92,559                8.57%
MLPF&S
For the Sole Benefit of its Customers
Attn: Fund Admin
4800 Deer Lake Dr. East
Second Floor
Jacksonville, FL 32246-6484                    152,849               14.16%

Pershing LLC
P.O. Box 2052
Jersey City, NJ 07303-2052                     144,274               13.36%

Class C
-------

Citigroup Global Markets
House Account
Attn: Cindy Tempesta
333 W. 34th St.
Third Floor
New York, NY 10001-2402                        162,198               10.03%

First Clearing, LLC
Special Custody Acct For
the Exclusive Benefit of Customer
2801 Market St.
Saint Louis, MO 63103-2523
                                               135,805                8.39%
MLPF&S
For the Sole Benefit of its Customers
Attn: Fund Admin
4800 Deer Lake Dr. East
Second Floor
Jacksonville, FL 32246-6484                    324,601               20.06%

Pershing LLC
P.O. Box 2052
Jersey City, NJ 07303-2052                     132,334                8.18%

Class R
-------

Capital Bank & Trust Company TTEE
Benner & White Construction Inc. 401
8515 E. Orchard Rd 2T2
Greenwood Village, CO 80111-5002                 4,052                5.05%

GPC As Agent For Reliance Trust Company FBO
RAM Mechanical Serv Inc. PSP & Trust
P.O. Box 79377
Atlanta, GA 30357-7377
                                                11,213               13.98%
JP Morgan Chase Bank As Trustee
For ADP/Access 401(K) Program
4 New York Plaza
Fifteenth Floor
New York, NY 10004-2413
                                                 9,796               12.22%
Class K
-------

Nationwide Trust Company FSB
C/O IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH 43218-2029                         33,383               39.22%

New York Life Trust Company
Tree of Life Inc.
Retirement Savings Plan
169 Lackawanna Avenue
Parsippany, NJ 07054-1007                       32,000               37.59%

Orchard Trust Company LLC TTEE Cust
TIB Insurance Brokers Inc. 401 K
8515 E. Orchard Rd 2T2
Greenwood Village, CO 80111-5002                12,106               14.22%

Class I
-------

Nationwide Trust Company FSB
C/O IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH 43218-2029                          2,765                7.50%

PIMS/Prudential Retirement As
Nominee for the TTEE/Cust PL 006
Citrus Valley Health Partners
140 West College Street
P.O. Box 6108
Covina, CA 91722-5108
                                                23,433               63.53%
PIMS/Prudential Retirement As
Nominee for the TTEE/Cust PL 006
Citrus Valley Health Partners
140 West College Street
P.O. Box 6108
Covina, CA 91722-5108
                                                10,686               28.97%
Advisor Class
-------------

CitiGroup Global Markets
House Account
Attn: Cindy Tempesta
333 W. 34th St.
Third Floor
New York, NY 10001-2402                         17,143                5.57%

First Clearing, LLC
Special Custody Acct For the
Exclusive Benefit of Customer
2801 Market St.
Saint Louis, MO 63103-2523
                                                22,213                7.22%
Merrill Lynch Pierce Fenner & SM
For the Sole Benefit of its Customers
Attn: Fund Admin
4800 Deer Lake Dr East
Second Floor
Jacksonville, FL 32246-6484                     66,376               21.57%

Pershing LLC
P.O. Box 2052
Jersey City, NJ 07303-2052                      28,962                9.41%

      At the close of business on February 5, 2010 there were 12,054,761,841 shares of AllianceBernstein Global Real Estate Investment Fund outstanding, including 7,268,534 Class A shares, 821,421 Class B shares, 1,972,439 Class C shares, 555,891 Class R shares, 483,954 Class K shares, 680,418 Class I shares and 273,115 Advisor Class shares. To the knowledge of the Fund, the following persons owned of record or beneficially 5% or more of a class of outstanding shares of the Fund as of February 5, 2010:

                                            No. of                  % of
Name and Address                            Shares                  Class
----------------                           -------                 ------

Class A
-------

First Clearing, LLC
Special Custody Account for
the Exclusive Benefit of Customer
2801 Market Street
Saint Louis, MO 63103-2523                  389,904                 5.36%

MLPF&S for the Sole Benefit
of its Customers
Attn: Fund Admin
4800 Deer Lake Drive East
2nd Floor
Jacksonville, FL 32246-6484
                                            726,375                 9.99%
Pershing LLC
P.O. Box 2052
Jersey City, NJ 07303-2052                  403,423                 5.55%

Class B
-------
First Clearing, LLC
Special Custody Account for
the Exclusive Benefit of Customer
2801 Market Street
Saint Louis, MO 63103-2523
                                             47,487                 5.78%
MLPF&S for the Sole Benefit
of its Customers
Attn: Fund Admin
4800 Deer Lake Drive East
2nd Floor
Jacksonville, FL 32246-6484
                                             53,707                 6.54%
Pershing LLC
P.O. Box 2052
Jersey City, NJ 07303-2052                   74,449                 9.06%


Class C
-------
Citigroup Global Markets House Account
Attn: Cindy  Tempesta
333 West 34th Street
Floor 3
New York, NY 10001-2402                     101,915                 5.17%

First Clearing, LLC
Special Custody Account for the
Exclusive Benefit of Customer
2801 Market Street
Saint Louis, MO 63103-2523
                                            121,274                 6.15%
MLPF&S
For the Sole Benefit of its Customers
Attn: Fund Admin
4800 Deer Lake Drive East
2nd Floor
Jacksonville, FL 32246-6484                 476,712                24.17%

Pershing LLC
P.O. Box 2052
Jersey City, NJ 07303-2052                  322,172                16.33%

Class R
-------

JP Morgan Chase Bank as Trustee
For ADP/Access 401(K) Program
4 New York Plaza 15th Floor
New York, NY 10004-2413                      25,981                 5.37%

Class K
-------

Orchard Trust Company LLC TTEE Cust
AEA Investors LLC 401K Sav Pl
8515 E. Orchard Rd 2T2
Greenwood Village, CO 80111                  34,236                 5.03%

Class I
-------

FIIOC as Agent for Certain
Emply Benefit Plans
100 Magellan Way KWIC
Covington, KY 41015-1987
                                             43,985                16.16%
Group Pension Plan for Employees
8515 E. Orchard Road 2T2
Greenwood Village, CO 80111-5002             16,455                 6.05%

Orchard Trust Company LLC TTEE Cust
George Little Mgmt LLC 401K PSP
P.O. Box 85484
San Diego, CA 92186-5484                     18,991                 6.98%

Orchard Trust Company LLC TTEE Cust
Southeast Radiology Ltd PSP
8515 E. Orchard Rd 2T2
Greenwood Village, CO 80111-5002             60,522                22.24%

Orchard Trust Company LLC TTEE Cust
Webcor Builders 401K PSP
P.O. Box 85484
San Diego, CA 92186-5484                    113,145                41.58%

Advisor Class
-------------

First Clearing, LLC
Special Custody Account for
the Exclusive Benefit of Customer

2801 Market Street
Saint Louis, MO 63103-2523
                                            208,454                37.50%
Morgan Stanley & Co.
Harborside Financial Center
Plaza II
3rd Floor
Jersey City, NJ 07311                        61,618                11.08%

Pershing LLC
P.O. Box 2052
Jersey City, NJ 07303-2052                   50,799                 9.14%

Voting Rights
-------------

      As summarized in your Prospectus, shareholders are entitled to one vote for each full share held (with fractional votes for fractional shares held) and will vote (to the extent provided herein) in the election of Trustees and the termination of the Trust or a Fund and on other matters submitted to the vote of shareholders.

      The By-Laws of the Trust provide that the shareholders of any particular series or class shall not be entitled to vote on any matters as to which such series or class is not affected. Except with respect to matters as to which the Trustees have determined that only the interests of one or more particular series or classes are affected or as required by law, all of the shares of each series or class shall, on matters as to which such series or class is entitled to vote, vote with other series or classes so entitled as a single class. Notwithstanding the foregoing, with respect to matters which would otherwise be voted on by two or more series or classes as a single class, the Trustees may, in their sole discretion, submit such matters to the shareholders of any or all such series or classes, separately. Rule 18f-2 under the 1940 Act provides in effect that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are substantially identical or that the matter does not affect any interest of such series. Although not governed by Rule 18f-2, shares of each class of a Fund will vote separately with respect to matters pertaining to the respective Distribution Plans applicable to each class.

      The terms "shareholder approval" and "majority of the outstanding voting securities" as used in your Prospectus and this SAI mean the lesser of (i) 67% or more of the shares of the applicable Fund or applicable class thereof represented at a meeting at which more than 50% of the outstanding shares of such Fund or such class are represented or (ii) more than 50% of the outstanding shares of such Fund or such class.

      There will normally be no meetings of shareholders for the purpose of electing Trustees except that in accordance with the 1940 Act (i) the Trust will hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders and (ii) if, as a result of a vacancy on the Board, less than two thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. The Funds' shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and in such event the holders of the remaining less than 50% of the shares voting for such election of Trustees will not be able to elect any person or persons to the Board. A special meeting of shareholders for any purpose may be called by 10% of the Trust's outstanding shareholders.

      Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees.

Shareholder and Trustee Liability
---------------------------------

      Under Massachusetts law shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of a Fund's property for all loss and expense of any shareholder of that Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund of which he or she was a shareholder would be unable to meet its obligations.

      The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. The By-Laws of the Trust provide for indemnification by the Trust of the Trustees and the officers of the Trust but no such person may be indemnified against any liability to the Trust or the Trust's shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Custodian
---------

      State Street Bank and Trust Company ("State Street"), One Lincoln Street, Boston, MA, 02111, acts as the custodian for the assets of Value Fund, Small/Mid Cap Value, International Value, Global Value, Growth and Income, Core Opportunities, Balanced Shares and Utility Income Fund but will play no part in deciding the purchase or sale of portfolio securities. Subject to the supervision of each Fund's Directors, State Street may enter into sub-custodial agreements for the holding of each Fund's foreign securities.

      Brown Brothers Harriman & Co. ("Brown Brothers"), 40 Water Street, Boston, Massachusetts 02109, acts as the custodian for the assets of Global Real Estate Investment Fund but plays no part in deciding the purchase or sale of portfolio securities. Subject to the supervision of the Fund's Directors, Brown Brothers may enter into sub-custodial agreements for the holding of the Fund's foreign securities.

Principal Underwriter
---------------------

      ABI, an indirect wholly-owned subsidiary of the Adviser, located at 1345 Avenue of the Americas, New York, New York 10105, is the Funds' Principal Underwriter and as such may solicit orders from the public to purchase shares of the Funds. Under the Distribution Services Agreement, each Fund has agreed to indemnify ABI, in the absence of its willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, against certain civil liabilities, including liabilities under the Securities Act.

Counsel
-------

      Legal matters in connection with the issuance of the shares of Common Stock offered hereby are passed upon by Seward & Kissel LLP, New York, New York.

Independent Registered Public Accounting Firm
---------------------------------------------

      KPMG LLP, 345 Park Avenue, New York, New York 10154, has been appointed as the independent registered public accounting firm for Growth and Income, Balanced Shares, and Utility Income.

      Ernst & Young LLP, 5 Times Square, New York, New York 10036, has been appointed as the independent registered public accounting firm for Value Fund, Small/Mid Cap Value, International Value, Global Value, Core Opportunities, and Global Real Estate.

Additional Information
----------------------

      Any shareholder inquiries may be directed to the shareholder's financial intermediary or to ABIS at the address or telephone numbers shown on the front cover of this SAI. This SAI does not contain all the information set forth in the Registration Statement filed by the Fund with the Commission under the Securities Act. Copies of the Registration Statement may be obtained at a reasonable charge from the Commission or may be examined, without charge, at the offices of the Commission in Washington, D.C.

--------------------------------------------------------------------------------

                            FINANCIAL STATEMENTS AND
            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------


      The financial statements of each of Value Fund, Small/Mid Cap Value, International Value, Global Value, Core Opportunities and Global Real Estate for the fiscal year ended November 30, 2009 and the reports of Ernst & Young LLP, independent registered public accounting firm, are incorporated herein by reference to each Fund's annual report. The annual report for each Fund was filed on Form N-CSR with the Commission on February 3, 2010. Each Fund's annual report is available without charge upon request by calling ABIS at (800) 227-4618.

      The financial statements of Balanced Shares and Utility Income for the fiscal year ended November 30, 2009 and the reports of KPMG LLP, independent registered public accounting firm, are incorporated herein by reference to each Fund's annual report. The annual report for each Fund was filed on Form N-CSR with the Commission on February 3, 2010. Each Fund's annual report is available without charge upon request by calling ABIS at (800) 227-4618.

      The financial statements of Growth and Income for the fiscal year ended October 31, 2009 and the reports of KPMG LLP, independent registered public accounting firm, are incorporated herein by reference to the Fund's annual report. The annual report for the Fund was filed on Form N-CSR with the Commission on January 4, 2010. The Fund's annual report is available without charge upon request by calling ABIS at (800) 227-4618.

--------------------------------------------------------------------------------
                                  APPENDIX A:
                           STATEMENT OF POLICIES AND
                          PROCEDURES FOR PROXY VOTING
--------------------------------------------------------------------------------

1.    Introduction

      As a registered investment adviser, AllianceBernstein L.P. ("AllianceBernstein", "we" or "us") has a fiduciary duty to act solely in the best interests of our clients. We recognize that this duty requires us to vote client securities in a timely manner and make voting decisions that are in the best interests of our clients. Consistent with these obligations, we will disclose our clients' voting records only to them and as required by mutual fund vote disclosure regulations. In addition, the proxy committees may, after careful consideration, choose to respond to surveys regarding past votes.

      This statement is intended to comply with Rule 206(4)-6 of the Investment Advisers Act of 1940. It sets forth our policies and procedures for voting proxies for our discretionary investment advisory clients, including investment companies registered under the Investment Company Act of 1940. This statement applies to AllianceBernstein's growth, value and blend investment groups investing on behalf of clients in both US and non-US securities.

2.    Proxy Policies

      This statement is designed to be responsive to the wide range of proxy voting subjects that can have a significant effect on the investment value of the securities held in our clients' accounts. These policies are not exhaustive due to the variety of proxy voting issues that we may be required to consider. AllianceBernstein reserves the right to depart from these guidelines in order to avoid voting decisions that we believe may be contrary to our clients' best interests. In reviewing proxy issues, we will apply the following general policies:

      2.1.  Corporate Governance

            AllianceBernstein's proxy voting policies recognize the importance of good corporate governance in ensuring that management and the board of directors fulfill their obligations to shareholders. We favor proposals promoting transparency and accountability within a company. We support the appointment of a majority of independent directors on key committees and generally support separating the positions of chairman and chief executive officer, except in cases where a company has sufficient counter-balancing governance in place. Because we believe that good corporate governance requires shareholders to have a meaningful voice in the affairs of the company, we generally will support shareholder proposals that request that companies amend their by-laws to provide that director nominees be elected by an affirmative vote of a majority of the votes cast. Furthermore, we have written to the SEC in support of shareholder access to corporate proxy statements under specified conditions with the goal of serving the best interests of all shareholders.

      2.2.  Elections of Directors

            Unless there is a proxy fight for seats on the Board or we determine that there are other compelling reasons for withholding votes for directors, we will vote in favor of the management proposed slate of directors. That said, we believe that directors have a duty to respond to shareholder actions that have received significant shareholder support. Therefore, we may withhold votes for directors (or vote against directors in non-U.S. markets) who fail to act on key issues such as failure to implement proposals to declassify boards, failure to implement a majority vote requirement, failure to submit a rights plan to a shareholder vote or failure to act on tender offers where a majority of shareholders have tendered their shares. (We may vote against directors under these circumstances if the company has adopted a majority voting policy because, if a company has adopted such a policy, withholding votes from directors is not possible.) In addition, we will withhold votes for directors who fail to attend at least seventy-five percent of board meetings within a given year without a reasonable excuse, and we may abstain or vote against directors of non-U.S. issuers where there is insufficient information about the nominees disclosed in the proxy statement. Also, we will generally not withhold votes for directors who meet the definition of independence promulgated by the primary exchange on which the company's shares are traded or set forth in the code we determine to be best practice in the country where the subject company is domiciled. Finally, because we believe that cumulative voting in a single shareholder class structures provide a disproportionately large voice to minority shareholders in the affairs of a company, we will generally vote against such proposals and vote for management proposals seeking to eliminate cumulative voting. However, in dual class structures (such as A&B shares) where the shareholders with a majority economic interest have a minority voting interest, we will generally vote in favor of cumulative voting.

      2.3.  Appointment of Auditors

            AllianceBernstein believes that the company is in the best position to choose its auditors, so we will generally support management's recommendation. However, we recognize that there are inherent conflicts when a company's independent auditor performs substantial non-audit services for the company. The Sarbanes-Oxley Act of 2002 prohibits certain categories of services by auditors to U.S. issuers, making this issue less prevalent in the U.S. Nevertheless, in reviewing a proposed auditor, we will consider the fees paid for non-audit services relative to total fees and whether there are other reasons for us to question the independence or performance of the auditors.

      2.4.  Changes in Legal and Capital Structure

            Changes in a company's charter, articles of incorporation or by-laws are often technical and administrative in nature. Absent a compelling reason to the contrary, AllianceBernstein will cast its votes in accordance with management's recommendations on such proposals. However, we will review and analyze on a case-by-case basis any non-routine proposals that are likely to affect the structure and operation of the company or have a material economic effect on the company. For example, we will generally support proposals to increase authorized common stock when it is necessary to implement a stock split, aid in a restructuring or acquisition or provide a sufficient number of shares for an employee savings plan, stock option plan or executive compensation plan. However, a satisfactory explanation of a company's intentions must be disclosed in the proxy statement for proposals requesting an increase of greater than 100% of the shares outstanding. We will oppose increases in authorized common stock where there is evidence that the shares will be used to implement a poison pill or another form of anti-takeover device. We will support shareholder proposals that seek to eliminate dual class voting structures.

      2.5.  Corporate Restructurings, Mergers and Acquisitions

            AllianceBernstein believes proxy votes dealing with corporate reorganizations are an extension of the investment decision. Accordingly, we will analyze such proposals on a case-by-case basis, weighing heavily the views of our research analysts that cover the company and our investment professionals managing the portfolios in which the stock is held.

      2.6.  Proposals Affecting Shareholder Rights

            AllianceBernstein believes that certain fundamental rights of shareholders must be protected. We will generally vote in favor of proposals that give shareholders a greater voice in the affairs of the company and oppose any measure that seeks to limit those rights. However, when analyzing such proposals we will weigh the financial impact of the proposal against the impairment of shareholder rights.

      2.7.  Anti-Takeover Measures

            AllianceBernstein believes that measures that impede corporate transactions such as takeovers or entrench management not only infringe on the rights of shareholders but may also have a detrimental effect on the value of the company. Therefore, we will generally oppose proposals, regardless of whether they are advanced by management or shareholders, when their purpose or effect is to entrench management or excessively or inappropriately dilute shareholder ownership. Conversely, we support proposals that would restrict or otherwise eliminate anti-takeover or anti-shareholder measures that have already been adopted by corporate issuers. For example, we will support shareholder proposals that seek to require the company to submit a shareholder rights plan to a shareholder vote. We will evaluate, on a case-by-case basis, proposals to completely redeem or eliminate such plans. Furthermore, we will generally oppose proposals put forward by management (including the authorization of blank check preferred stock, classified boards and supermajority vote requirements) that appear to be anti-shareholder or intended as management entrenchment mechanisms.

      2.8.  Executive Compensation

            AllianceBernstein believes that company management and the compensation committee of the board of directors should, within reason, be given latitude to determine the types and mix of compensation and benefits offered to company employees. Whether proposed by a shareholder or management, we will review proposals relating to executive compensation plans on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned. In general, we will analyze the proposed plan to ensure that shareholder equity will not be excessively diluted taking into account shares available for grant under the proposed plan as well as other existing plans. We generally will oppose plans that allow stock options to be granted with below market value exercise prices on the date of issuance or permit re-pricing of underwater stock options without shareholder approval. Other factors such as the company's performance and industry practice will generally be factored into our analysis. In markets were remuneration reports are not required for all companies (for instance, in the U.S. such reports are required only for companies that receive funds from the Troubled Asset Relief Program ("TARP") but not other companies), we will generally support shareholder proposals asking the board to adopt a policy (i.e., "say on pay") that the company's shareholders be given the opportunity to vote on an advisory resolution to approve the compensation committee's report. Although "say on pay" votes are by nature only broad indications of shareholder views, they do lead to more compensation-related dialogue between management and shareholders and help ensure that the important common objective of management and shareholders is met, which is maximizing the value of the company. In markets where votes to approve remuneration reports are required, we review the reports on a case-by-case basis. With respect to companies that receive governmental assistance through government programs such as TARP, we will generally oppose shareholder proposals that seek to impose greater executive compensation restrictions on subject companies than are required under the applicable program because such restrictions could create a competitive disadvantage for the subject company. We believe the U.S. Securities and Exchange Commission ("SEC") took appropriate steps to ensure more complete and transparent disclosure of executive compensation when it issued its modified executive compensation disclosure rules in 2006. Therefore, while we will consider them on a case-by-case basis, we generally vote against shareholder proposals seeking additional disclosure of executive and director compensation, including proposals that seek to specify the measurement of performance-based compensation, if the company is subject to SEC rules. Finally, we will support requiring a shareholder vote on management proposals to provide severance packages that exceed 2.99 times the sum of an executive officer's base salary plus bonus that are triggered by a change in control. Finally, we will support shareholder proposals requiring a company to expense compensatory employee stock options (to the extent the jurisdiction in which the company operates does not already require
            it) because we view this form of compensation as a significant corporate expense that should be appropriately accounted for.

      2.9.  Social and Corporate Responsibility

            AllianceBernstein will review and analyze on a case-by-case basis proposals relating to social, political and environmental issues to determine whether they will have a financial impact on shareholder value. We will vote against proposals that are unduly burdensome or result in unnecessary and excessive costs to the company with no discernable benefits to shareholders. We may abstain from voting on social proposals that do not have a readily determinable financial impact on shareholder value.

3.    Proxy Voting Procedures

      3.1.  Proxy Voting Committees

            Our growth and value investment groups have formed separate proxy voting committees to establish general proxy policies for AllianceBernstein and consider specific proxy voting matters as necessary. These committees periodically review these policies and new types of corporate governance issues, and decide how we should vote on proposals not covered by these policies. When a proxy vote cannot be clearly decided by an application of our stated policy, the proxy committee will evaluate the proposal. In addition, the committees, in conjunction with the analyst that covers the company, may contact corporate management and interested shareholder groups and others as necessary to discuss proxy issues. Members of the committee include senior investment personnel and representatives of the Legal and Compliance Department. The committees may also evaluate proxies where we face a potential conflict of interest (as discussed below). Finally, the committees monitor adherence to these policies.

      3.2.  Conflicts of Interest

            AllianceBernstein recognizes that there may be a potential conflict of interest when we vote a proxy solicited by an issuer whose retirement plan we manage or administer, who distributes AllianceBernstein-sponsored mutual funds, or with whom we have, or one of our employees has, a business or personal relationship that may affect (or may be reasonably viewed as affecting) how we vote on the issuer's proxy. Similarly, AllianceBernstein may have a potential material conflict of interest when deciding how to vote on a proposal sponsored or supported by a shareholder group that is a client. We believe that centralized management of proxy voting, oversight by the proxy voting committees and adherence to these policies ensures that proxies are voted based solely on our clients' best interests in mind. Additionally, we have implemented procedures to ensure that our votes are not the product of a material conflict of interests, including: (i) on an annual basis, the proxy committees taking reasonable steps to evaluate (A) the nature of AllianceBernstein's and our employees' material business and personal relationships (and those of our affiliates) with any company whose equity securities are held in client accounts and (B) any client that has sponsored or has a material interest in a proposal upon which we will be eligible to vote; (ii) requiring anyone involved in the decision making process to disclose to the chairman of the appropriate proxy committee any potential conflict that he or she is aware of (including personal relationships) and any contact that he or she has had with any interested party regarding a proxy vote; (iii) prohibiting employees involved in the decision making process or vote administration from revealing how we intend to vote on a proposal in order to reduce any attempted influence from interested parties; and (iv) where a material conflict of interests exists, reviewing our proposed vote by applying a series of objective tests and, where necessary, considering the views of third party research services to ensure that our voting decision is consistent with our clients' best interests.

            Because under certain circumstances AllianceBernstein considers the recommendation of third party research services, the proxy committees will take reasonable steps to verify that any third party research service is, in fact, independent taking into account all of the relevant facts and circumstances. This includes reviewing the third party research service's conflict management procedures and ascertaining, among other things, whether the third party research service (i) has the capacity and competency to adequately analyze proxy issues; and (ii) can make such recommendations in an impartial manner and in the best interests of our clients.

      3.3.  Proxies of Certain Non-US Issuers

            Proxy voting in certain countries requires "share blocking." Shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting with a designated depositary. During this blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares are returned to the clients' custodian banks. Absent compelling reasons to the contrary, AllianceBernstein believes that the benefit to the client of exercising the vote is outweighed by the cost of voting (i.e. not being able to sell the shares during this period). Accordingly, if share blocking is required we generally choose not to vote those shares.

            In addition, voting proxies of issuers in non-US markets may give rise to a number of administrative issues that may prevent AllianceBernstein from voting such proxies. For example, AllianceBernstein may receive meeting notices without enough time to fully consider the proxy or after the cut-off date for voting. Other markets require AllianceBernstein to provide local agents with power of attorney prior to implementing AllianceBernstein's voting instructions. Although it is AllianceBernstein's policy to seek to vote all proxies for securities held in client accounts for which we have proxy voting authority, in the case of non-US issuers, we vote proxies on a best efforts basis.

      3.4.  Loaned Securities

            Many clients of AllianceBernstein have entered into securities lending arrangements with agent lenders to generate additional revenue. AllianceBernstein will not be able to vote securities that are on loan under these types of arrangements. However, under rare circumstances, for voting issues that may have a significant impact on the investment, we may request that clients recall securities that are on loan if we determine that the benefit of voting outweighs the costs and lost revenue to the client or fund and the administrative burden of retrieving the securities.

      3.5.  Proxy Voting Records

            Clients may obtain information about how we voted proxies on their behalf by contacting their AllianceBernstein administrative representative. Alternatively, clients may make a written request for proxy voting information to: Mark R. Manley, Senior Vice President & Chief Compliance Officer, AllianceBernstein L.P., 1345 Avenue of the Americas, New York, NY 10105.

            [ALTERNATIVE LANGUAGE FOR U.S. MUTUAL FUNDS]

            You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein's web site at www.alliancebernstein.com, go to the Securities and Exchange Commission's web site at www.sec.gov or call AllianceBernstein at (800) 227-4618.

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